UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05059
                                                     ---------

                                 HighMark Funds
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                        350 California Street, Suite 1600
                            San Francisco, CA 94104
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                            Three Embarcadero Center
                             San Francisco, CA 94111
               --------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-582-4734
                                                           --------------

                     Date of fiscal year end: July 31, 2012
                                              -------------

                     Date of reporting period: July 31, 2012
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.
--------------------------------------------------------------------------------
                                                                JULY 31, 2012
--------------------------------------------------------------------------------

      HIGHMARK
         The smarter approach to investing.

      EQUITY
      ASSET ALLOCATION
      FIXED-INCOME

      ANNUAL
      --------------------------------------------------------
                                                        report
      [GRAPHIC OMITTED]

      [HIGHMARK FUNDS(R) LOGO]

                                TABLE OF CONTENTS

management's discussion of fund performance
   balanced fund ..........................................................    2
   cognitive value fund ...................................................    4
   enhanced growth fund ...................................................    6
   equity income fund .....................................................    8
   geneva mid cap growth fund .............................................   10
   geneva small cap growth fund ...........................................   12
   international opportunities fund .......................................   14
   large cap core equity fund .............................................   16
     (formerly core equity fund)
   large cap growth fund ..................................................   18
   nyse arca tech 100 index fund ..........................................   20
   small cap core fund ....................................................   22
     (formerly small cap advantage fund)
   value fund .............................................................   24
     (formerly value momentum fund)
   tactical capital growth allocation fund ................................   26
     (formerly capital growth allocation fund)
   tactical growth & income allocation fund ...............................   28
     (formerly growth & income allocation fund)
   bond fund ..............................................................   30
   california intermediate tax-free bond fund .............................   32
   national intermediate tax-free bond fund ...............................   34
   short term bond fund ...................................................   36
   wisconsin tax-exempt fund ..............................................   38
disclosure of fund expenses ...............................................   40
schedules of investments ..................................................   43
statements of assets and liabilities ......................................  104 statements of operations ..................................................  116
statements of changes in net assets .......................................  122 financial highlights ......................................................  138
notes to financial statements .............................................  149
report of independent registered public accounting firm ...................  163 notice to shareholders ....................................................  165
trustees and officers .....................................................  166
board approval of the existing advisory and sub-advisory agreements .......  168 fund information ..........................................................  171
service providers & board of trustees .....................................  176

This report and the financial statements contained herein are submitted for the general information of HighMark Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by, Union Bank, N.A. or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. HighMark Funds Distributors, LLC serves as Distributor for HighMark Funds and is not affiliated with the Adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank, N.A.

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
APPLE                                                                     4.4%

PRAXAIR                                                                   3.4

WELLS FARGO                                                               3.0

EXXONMOBIL                                                                2.9

DANAHER                                                                   2.7

ECOLAB                                                                    2.3

US BANCORP                                                                2.3

EMC                                                                       1.8

AMERICAN TOWER REIT                                                       1.7

OCCIDENTAL PETROLEUM                                                      1.7

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   12.7%

FINANCIALS                                                               12.7

ENERGY                                                                   10.3

CONSUMER DISCRETIONARY                                                    9.9

INDUSTRIAL                                                                9.1

CONSUMER STAPLES                                                          9.1

REPURCHASE AGREEMENT                                                      8.3

MATERIALS                                                                 8.0

HEALTH CARE                                                               5.9

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS                        4.3

MORTGAGE-BACKED SECURITIES                                                3.6

ASSET-BACKED SECURITIES                                                   1.9

UTILITIES                                                                 1.7

TAXABLE MUNICIPAL BONDS                                                   1.4

TELECOMMUNICATION SERVICES                                                0.9

FOREIGN GOVERNMENT                                                        0.2

*     Excludes short-term securities.

Current and future portfolio holdings are subject to change and risk.

BALANCED FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark Balanced Fund (the "Fund") produced a total return of 9.94% (Class A Shares without load). In comparison, the Fund's benchmarks, the unmanaged S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the unmanaged blended index of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Bond Index, returned 9.13%, 7.25% and 8.81%, respectively, for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by market volatility, challenging global conditions and a slow-growth economic recovery. Concerns over the European sovereign debt crisis, particularly in relation to Greece, Italy and Spain, persisted due to the possibility that a systemic event similar to the Lehman Brothers collapse in 2008 would occur. These fears were exacerbated by a downward revision in expectations for growth in the United States, as well as fears that the country would once again enter a recession.

At the beginning of the Fund's reporting period, a volatile domestic political situation led to a historic downgrade of United States government debt. Nonetheless, Treasury bonds were still regarded as a "safe haven" for investors amidst global uncertainty, and a flight to quality occurred despite the downgrade. Further quantitative easing by the Federal Reserve, known as "Operation Twist," combined with this flight to quality, led to lower rates across the yield curve, particularly on the so-called long end of the curve.

Market volatility reached a peak and then subsided in November 2011 after news that European financial institutions would have access to additional government funds and that the United States potentially avoided a recession. However, fears resurfaced over the fiscal solvency of Italy and Spain in May 2012, and volatility returned to global markets toward the latter part of the reporting period.

The two largest contributors by sector to the Fund's equity performance were industrials and consumer discretionary. The Fund's largest equity detractor on a sector basis was information technology.

Specific stocks that contributed to performance were transportation logistics company J.B. Hunt, filtration systems maker Donaldson and industrial supplier W.W. Grainger. In the consumer discretionary sector, contributors included Petsmart, Sally Beauty Holdings and Dick's Sporting Goods.

The Fund's largest detractors from its equity performance included Acme Packet, ARM Holdings and Riverbed Technologies in the information technology sector. Positions in Acme Packet and Riverbed Technologies were sold during the reporting period.

The Fund's fixed income performance was marked by the outperformance of Treasury bonds in relation to both corporate bonds and mortgage bonds. The Fund was overweight to corporate bonds and underweight to Treasury bonds relative to its benchmark, which contributed to the Fund's underperformance. The duration of the portfolio, which is shorter than its benchmark, was another reason for its underperformance, as longer maturities outperformed shorter maturities for the period. Although the Fund's allocation to asset-backed securities contributed to performance, it was not enough to overcome these negative factors, and the Fund's fixed income portion underperformed its benchmark for the reporting period.

However, the Fund outperformed its blended benchmark for the reporting period.

2 HIGHMARK(R) FUNDS

HIGHMARK BALANCED FUND INVESTMENT OBJECTIVE

HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME; CONSERVATION OF CAPITAL IS A SECONDARY CONSIDERATION.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ (1)
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF KEN WEMER]

PORTFOLIO MANAGER
KEN WEMER (1)
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF JACK MONTGOMERY]

PORTFOLIO MANAGER
JACK MONTGOMERY (1)
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BALANCED FUND VERSUS THE S&P 500 INDEX, THE BARCLAYS U.S. AGGREGATE BOND INDEX, AN UNMANAGED BLENDED INDEX OF 60% S&P 500 INDEX AND 40% BARCLAYS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

                                  [LINE GRAPH]

            HighMark     Morningstar   60/40 Hybrid
            Balanced      Moderate        of the                   Barclays U.S.
          Fund Class A   Allocation    following two    S&P 500     Aggregate
             Shares       Category        indices       Index++    Bond Index++
Jul-02   $       9,450   $   10,000    $      10,000   $  10,000   $      10,000
Jul-03   $      10,126   $   10,761    $      10,912   $  11,064   $      10,542
Jul-04   $      10,901   $   11,735    $      11,992   $  12,521   $      11,052
Jul-05   $      11,890   $   13,156    $      13,236   $  14,280   $      11,582
Jul-06   $      12,307   $   13,805    $      13,745   $  15,049   $      11,751
Jul-07   $      13,678   $   15,501    $      15,380   $  17,476   $      12,404
Jul-08   $      12,763   $   14,546    $      14,719   $  15,538   $      13,167
Jul-09   $      11,684   $   12,833    $      13,402   $  12,437   $      14,201
Jul-10   $      13,114   $   14,359    $      15,041   $  14,158   $      15,466
Jul-11   $      14,753   $   16,354    $      17,087   $  16,940   $      16,152
Jul-12   $      16,219   $   16,866    $      18,593   $  18,486   $      17,324

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                          ONE YEAR     3 YEAR        5 YEAR       10 YEAR      EXPENSE    EXPENSE
                                           RETURN      RETURN        RETURN        RETURN      RATIO++    RATIO++
-----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                           10.19%       11.83%        3.71%        5.80%        1.54%      0.99%
-----------------------------------------------------------------------------------------------------------------
Class A Shares                              9.94%       11.55%        3.46%        5.55%        1.79%      1.24%
-----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                      3.88%        9.46%        2.30%        4.96%        1.79%      1.24%
-----------------------------------------------------------------------------------------------------------------
Class B Shares                              9.23%       10.88%        2.84%        4.89%        2.29%      1.84%
-----------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                     4.23%       10.06%        2.48%        4.89%        2.29%      1.84%
-----------------------------------------------------------------------------------------------------------------
Class C Shares                              9.27%       10.89%        2.83%        4.88%        2.29%      1.84%
-----------------------------------------------------------------------------------------------------------------
Class C Shares w/load***                    8.27%       10.89%        2.83%        4.88%        2.29%      1.84%
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index                               9.13%       14.13%        1.13%        6.34%          --         --
-----------------------------------------------------------------------------------------------------------------
Barclays U.S. Aggregate Bond Index          7.25%        6.85%        6.91%        5.65%          --         --
-----------------------------------------------------------------------------------------------------------------
Blend of 60% S&P 500 Index and 40%
  Barclays U.S. Aggregate Bond Index        8.81%       11.53%        3.87%        6.40%          --         --
-----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

(1) Mr. Goerz is responsible for asset allocation decisions; Mr. Wemer manages the equity portion of the Fund's portfolio; Mr. Montgomery is responsible for the management of the fixed income portion of the Fund's portfolio.

                                                             HIGHMARK(R) FUNDS 3

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
RYDEX S&P SMALLCAP 600 PURE VALUE ETF                                     1.1%

HELIX ENERGY SOLUTIONS GROUP                                              1.1

MAXIMUS                                                                   1.0

BARRETT BUSINESS SERVICES                                                 1.0

CVR ENERGY                                                                1.0

WESTERN REFINING                                                          1.0

MENTOR GRAPHICS                                                           1.0

CABELA'S                                                                  1.0

ENERSYS                                                                   1.0

MTS SYSTEMS                                                               0.9

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
FINANCIALS                                                               25.8%

INDUSTRIAL                                                               17.7

CONSUMER DISCRETIONARY                                                   12.9

INFORMATION TECHNOLOGY                                                   12.6

HEALTH CARE                                                               6.8

MATERIALS                                                                 6.7

ENERGY                                                                    5.9

UTILITIES                                                                 3.9

REGISTERED INVESTMENT COMPANIES                                           3.5

CONSUMER STAPLES                                                          3.1

REPURCHASE AGREEMENT                                                      0.7

TELECOMMUNICATION SERVICES                                                0.4

*     Excludes short-term securities.

Current and future portfolio holdings are subject to change and risk.

COGNITIVE VALUE FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark Cognitive Value Fund (the "Fund") produced a total return of 0.21% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged S&P SmallCap 600/Citigroup Value Index, returned 4.26% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund uses its proprietary Behavioral Ranking Model (BRM) (a composite of the Fund's factor signals) to help make stock selection decisions. While the BRM's top quintile of stocks outperformed the Fund's benchmark, differing sector weights, sub-par stock selection and an overweight position in micro-cap stocks all detracted from the Fund's return.

The Fund's reporting period was not a particularly strong one for the BRM. Earnings sustainability was the only component factor to outperform the Fund's benchmark. Two components of the BRM lagged the Fund's benchmark, and three components were actually negative for the reporting period. A seventh component factor was added to the model in May 2012. Results have been positive since that time, but were not a major contributor to overall BRM return.

The Fund neutralizes economic sector and sub-sector weights to a composite of small value mutual fund competitors rather than to its benchmark. As a result, when competitor sector weights deviate from the benchmark's sector weights, differences in performance will occur. During the reporting period, the Fund's benchmark generally had higher weights in outperforming sectors and lower weights in underperforming sectors than did small value competitors. This contributed to the Fund's shortfall in performance.

In addition, due to risk control and transaction cost considerations, the Fund does not hold all of the approximately 600 stocks that comprise the BRM's top quintile. While almost all stocks are in the top quintile at the time of purchase, typically only 75% to 85% of the Fund's holdings are in the top quintile at any one time. During the reporting period, the stocks held by the Fund underperformed the top quintile as stock selection adversely impacted the Fund's returns.

Finally, the Fund's large weighting in micro-cap stocks was a drag on performance for the reporting period, underperforming the small cap portion of the Fund's portfolio by approximately 2%. The Fund has recently implemented a new micro-cap timing model that seeks to improve the risk-adjusted contribution of micro-cap stocks to the Fund's overall performance.

4 HIGHMARK(R) FUNDS

HIGHMARK COGNITIVE VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK COGNITIVE VALUE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF THOMAS MUDGE]

LEAD PORTFOLIO MANAGER
THOMAS MUDGE
BAILARD, INC.

[PHOTO OF GEORGE Y. SOKOLOFF]

PORTFOLIO MANAGER
GEORGE Y. SOKOLOFF
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK COGNITIVE VALUE FUND VERSUS THE S&P SMALLCAP 600/CITIGROUP VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

                                  [LINE GRAPH]

               HighMark
           Cognitive Value     S&P SmallCap    Morningstar
             Fund Class A     600/Citigroup    Small Value
               Shares+        Value Index++      Category
Jul-02     $         9,450   $        10,000   $    10,000
Jul-03     $        10,277   $        11,539   $    11,351
Jul-04     $        12,139   $        14,002   $    12,371
Jul-05     $        14,971   $        17,622   $    13,791
Jul-06     $        16,125   $        18,841   $    14,305
Jul-07     $        17,985   $        21,283   $    15,919
Jul-08     $        15,967   $        18,915   $    14,048
Jul-09     $        12,395   $        15,429   $    11,560
Jul-10     $        14,825   $        18,254   $    14,017
Jul-11     $        18,390   $        21,895   $    16,837
Jul-12     $        18,429   $        22,828   $    16,748

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                          ONE YEAR     3 YEAR        5 YEAR       10 YEAR      EXPENSE    EXPENSE
                                           RETURN      RETURN        RETURN        RETURN      RATIO++    RATIO++
-----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                            0.60%       14.51%         0.81%       7.23%+       1.34%      1.23%
-----------------------------------------------------------------------------------------------------------------
Class A Shares                              0.21%       14.13%         0.48%       6.90%+       1.59%      1.48%
-----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                     -5.30%       12.00%        -0.64%       6.30%+       1.59%      1.48%
-----------------------------------------------------------------------------------------------------------------
Class C Shares                             -0.27%       13.50%        -0.12%       6.29%+       2.09%      2.08%
-----------------------------------------------------------------------------------------------------------------
Class C Shares w/load**                    -1.27%       13.50%        -0.12%       6.29%+       2.09%      2.08%
-----------------------------------------------------------------------------------------------------------------
Class M Shares                              0.71%       14.63%         0.89%       7.36%        1.09%      1.08%
-----------------------------------------------------------------------------------------------------------------
S&P Small Cap 600/Citigroup Value Index     4.26%       13.95%         1.41%       8.59%          --         --
-----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Class M Shares from ten years ago with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on July 3, 2006. Class M Share performance has been adjusted to reflect higher expenses applicable to these Classes. Without those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

                                                             HIGHMARK(R) FUNDS 5

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
APPLE                                                                    10.9%

MICROSOFT                                                                 4.3

GOOGLE, CL A                                                              4.1

INTERNATIONAL BUSINESS MACHINES                                           3.3

QUALCOMM                                                                  2.9

ORACLE                                                                    2.7

INTEL                                                                     2.6

EMC                                                                       1.7

CISCO SYSTEMS                                                             1.7

SAMSUNG ELECTRONICS, GDR                                                  1.7

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   85.4%

HEALTH CARE                                                               7.4

CONSUMER DISCRETIONARY                                                    4.0

REPURCHASE AGREEMENT                                                      1.6

REGISTERED INVESTMENT COMPANIES                                           1.3

TELECOMMUNICATION SERVICES                                                0.3

*     Excludes short-term securities.

Current and future portfolio holdings are subject to change and risk.

ENHANCED GROWTH FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark Enhanced Growth Fund (the "Fund") produced a total return of 5.28% (Class A Shares without load). In comparison, the Fund's benchmarks, the NASDAQ 100 Index and the S&P North American Technology Sector Index, returned 13.05% and 7.25% respectively for the same period.

FACTORS AFFECTING PERFORMANCE

The global stock markets have gone through periods of fear and exuberance over the Fund's reporting period. Last August, as the risks of global economies falling back into a recession started to rise, investors began to shun all risky assets, selling equities around the world. Markets began to stabilize and then moved dramatically higher in the month of October 2011, only to falter once again in the month of November 2011. After a relatively stable December 2011, the month of January 2012 saw equity indices move higher once again. All of this resulted in a mid-single digit return for both the Fund and its benchmarks for the first six months of the reporting period.

The second six months of the reporting period were marked by a similar pattern of volatility in the stock markets. Markets generally moved higher in the first part of this six-month period, but investor sentiment changed dramatically in the last few months of the reporting period, when investors suddenly began to pay more attention to global macro events. As a result, similar to the first part of the reporting period, the Fund and its benchmarks ended the second six months of the reporting period with single digit gains.

During the Fund's reporting period, the Fund focused on certain sub-sectors, particularly in the information technology sector. The Fund also invested in the healthcare sector, focusing on biotech, medical devices and pharmaceutical companies. In addition, the Fund held small positions in the consumer discretionary, industrials and telecommunication sectors.

The biotechnology, computer hardware, internet software and services, and technology distribution subsectors were positive contributors to the Fund's return over the Fund's reporting period. Certain sub-sectors within the consumer discretionary sector (such as cable and satellite and consumer electronics) also contributed positively to the Fund's performance. On the negative side, the application software, communications equipment, semiconductor equipment, and semiconductors industry groups detracted from the Fund's performance. The IT consulting and services and the electric manufacturing services sub-sectors had a neutral impact on the Fund's performance.

6 HIGHMARK(R) FUNDS

HIGHMARK ENHANCED GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK ENHANCED GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF SONYA THADHANI]

PORTFOLIO MANAGER
SONYA THADHANI
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK ENHANCED GROWTH FUND VERSUS THE NASDAQ 100 INDEX, THE S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX AND THE MORNINGSTAR SPECIALTY-TECHNOLOGY CATEGORY.

                                  [LINE GRAPH]

               HighMark                   Morningstar      S&P North
           Enhanced Growth                Specialty -      American
            Fund Class A     NASDAQ 100   Technology      Technology
               Shares+         Index++     Category     Sector Index++
Jul-02     $         9,450   $   10,000   $    10,000   $       10,000
Jul-03     $        12,295   $   13,294   $    11,350   $       12,777
Jul-04     $        13,360   $   14,613   $    12,370   $       13,946
Jul-05     $        15,066   $   16,811   $    13,792   $       15,568
Jul-06     $        13,719   $   15,878   $    13,415   $       14,569
Jul-07     $        17,334   $   20,420   $    17,099   $       19,184
Jul-08     $        15,630   $   19,544   $    15,307   $       17,854
Jul-09     $        13,567   $   16,947   $    13,620   $       15,965
Jul-10     $        15,427   $   19,831   $    15,833   $       18,239
Jul-11     $        18,718   $   25,340   $    19,436   $       21,936
Jul-12     $        19,706   $   28,647   $    19,360   $       23,526

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                          ONE YEAR     3 YEAR        5 YEAR       10 YEAR      EXPENSE    EXPENSE
                                           RETURN      RETURN        RETURN        RETURN      RATIO++    RATIO++
-----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                            5.63%       13.65%        2.96%+        8.04%+      1.34%      1.21%
-----------------------------------------------------------------------------------------------------------------
Class A Shares                              5.28%       13.25%        2.60%         7.63%+      1.59%      1.46%
-----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                     -0.52%       11.15%        1.45%         7.01%+      1.59%      1.46%
-----------------------------------------------------------------------------------------------------------------
Class C Shares                              4.60%       12.55%        1.96%         7.03%+      2.09%      2.06%
-----------------------------------------------------------------------------------------------------------------
Class C Shares w/load**                     3.60%       12.55%        1.96%         7.03%+      2.09%      2.06%
-----------------------------------------------------------------------------------------------------------------
Class M Shares                              5.71%       13.67%        3.00%         8.11%       1.09%      1.06%
-----------------------------------------------------------------------------------------------------------------
NASDAQ 100 Index                           13.05%       19.13%        7.27%        11.23%         --         --
-----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Class M Shares from ten years ago with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on September 26, 2007. Class M Share performance has been adjusted to reflect higher expenses applicable to these Classes. Without those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

                                                             HIGHMARK(R) FUNDS 7

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
EXXONMOBIL                                                                5.2%

CHEVRON                                                                   3.6

VERIZON COMMUNICATIONS                                                    3.5

US BANCORP                                                                3.0

PFIZER                                                                    3.0

JOHNSON & JOHNSON                                                         2.9

AT&T                                                                      2.9

BRISTOL-MYERS SQUIBB                                                      2.7

WELLS FARGO                                                               2.7

ALTRIA                                                                    2.5

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
FINANCIALS                                                               27.5%

ENERGY                                                                   13.3

INDUSTRIAL                                                               13.0

UTILITIES                                                                10.5

HEALTH CARE                                                               8.6

TELECOMMUNICATION SERVICES                                                7.8

INFORMATION TECHNOLOGY                                                    6.7

CONSUMER STAPLES                                                          4.6

CONSUMER DISCRETIONARY                                                    4.2

MATERIALS                                                                 2.7

REGISTERED INVESTMENT COMPANY                                             1.1

*     Excludes short-term securities.

Current and future portfolio holdings are subject to change and risk.

EQUITY INCOME
FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark Equity Income Fund (the "Fund") produced a total return of 13.12% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Value Index, returned 7.64% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by volatility, challenging global conditions and a slow-growth economic recovery. Concerns over the European sovereign debt crisis, particularly in relation to Greece, Italy and Spain, persisted due to the possibility that a systemic event similar to the Lehman Brothers collapse in 2008 would occur. These fears were exacerbated by a downward revision in expectations for growth in the United States, as well as fears that the country would once again enter a recession.

At the beginning of the Fund's reporting period, a volatile domestic political situation led to a historic downgrade of United States government debt. Market volatility reached a peak and then subsided in November 2011 on news that European financial institutions would have access to additional government funds and that the United States potentially avoided a recession. However, fears resurfaced in May 2012 over the fiscal solvency of Italy and Spain, and volatility returned to global markets toward the latter part of the reporting period.

Sector allocations that contributed most to performance include an overweight to telecommunications, which was 1.81% greater than the Fund's benchmark and added 0.44% to the Fund's relative performance. The Fund carried an average allocation to the financial sector that was 1.01% less than the Fund's benchmark (Russell 1000 Value Index). The financial sector's performance was relatively flat (+0.61%) when compared with the benchmark, and the underweight added 0.18% to the Fund's relative performance.

Top sector detractors include an underweight to consumer staples, which rose 16.18% and detracted 0.29% from the Fund's performance relative to its benchmark. The Fund carried an average overweight of 1.10% to the materials sector, which fell 5.90% and detracted 0.28% from performance. Lastly, the Fund carried a 1.92% average underweight to the health care sector, which rose 15.63% and detracted 0.21% from performance.

Companies that contributed most to performance include hard drive manufacturer Seagate Technology, which added 0.99% to performance. Shares of the natural gas pipeline operator Williams Cos. increased in value 27.10% over the reporting period, contributing 0.57% to the Fund's performance. Shares of the tobacco producer Altria Group Inc. increased in value 44.50% over the reporting period and contributed 0.51% to the Fund's performance.

Companies that detracted from performance include National Presto Industries Inc., an industrial manufacturer of household appliances, defense and absorbent products. The stock declined 18.17% and was removed from the portfolio in early March 2012, but the position subtracted 0.46% from the Fund's performance during the reporting period. Mortgage REIT Chimera Investment Corp. lost 17.72% and detracted 0.35% from the Fund's performance during the reporting period. Canadian energy exploration and producer Pengrowth Energy Corp. fell 39.78% and subtracted 0.31% from the Fund's performance during the reporting period. Despite these slight drags on performance, the Fund outperformed its benchmark for the reporting period.

8 HIGHMARK(R) FUNDS

HIGHMARK EQUITY INCOME FUND INVESTMENT OBJECTIVE

HIGHMARK EQUITY INCOME FUND SEEKS TOTAL RETURN FROM INCOME AND CAPITAL APPRECIATION.

[PHOTO OF DONALD NESBITT]

LEAD PORTFOLIO MANAGER
DONALD NESBITT
ZIEGLER LOTSOFF CAPITAL MANAGEMENT, LLC

[PHOTO OF MIKHAIL ALKHAZOV]

PORTFOLIO MANAGER
MIKHAIL ALKHAZOV
ZIEGLER LOTSOFF CAPITAL MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK EQUITY INCOME FUND VERSUS THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                                  [LINE GRAPH]

               HighMark
            Equity Income                     Morningstar
             Fund Class A    Russell 1000     Large Value
                Shares      Value Index++      Category
3/31/2005   $       9,450   $      10,000   $       10,000
   Jul-05   $       9,943   $      10,497   $       10,449
   Jul-06   $      10,421   $      11,713   $       11,312
   Jul-07   $      11,810   $      13,291   $       12,935
   Jul-08   $      10,062   $      11,277   $       10,976
   Jul-09   $       7,833   $       8,690   $        8,764
   Jul-10   $       9,091   $      10,028   $        9,881
   Jul-11   $      10,908   $      11,708   $       11,514
   Jul-12   $      12,339   $      12,603   $       12,085

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                      ONE YEAR      3 YEAR        5 YEAR         SINCE      EXPENSE    EXPENSE
                                       RETURN       RETURN        RETURN       INCEPTION    RATIO++    RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares                       13.38%        16.48%        0.95%+       16.81%+      1.75%      0.90%
--------------------------------------------------------------------------------------------------------------
Class A Shares                         13.12%        16.35%        0.88%         3.70%       2.00%      1.15%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                  6.95%        14.16%       -0.25%         2.91%       2.00%      1.15%
--------------------------------------------------------------------------------------------------------------
Class B Shares                         12.47%        15.64%        0.23%         2.99%       2.50%      1.75%
--------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                 7.47%        14.89%       -0.12%         2.99%       2.50%      1.75%
--------------------------------------------------------------------------------------------------------------
Class C Shares                         12.40%        15.63%        0.21%         3.14%       2.50%      1.75%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load***               11.40%        15.63%        0.21%         3.14%       2.50%      1.75%
--------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index                7.64%        13.19%       -1.06%         3.21%         --         --
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Class A Shares from April 1, 2005 with the performance of Fiduciary Shares on July 24, 2009. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                             HIGHMARK(R) FUNDS 9

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
DICK'S SPORTING GOODS                                                     3.0%

IHS, CL A                                                                 2.8

PANERA BREAD, CL A                                                        2.8

CHURCH & DWIGHT                                                           2.8

LKQ                                                                       2.6

TRACTOR SUPPLY                                                            2.6

STERICYCLE                                                                2.6

INTUIT                                                                    2.5

CERNER                                                                    2.5

O'REILLY AUTOMOTIVE                                                       2.4

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   22.2%

INDUSTRIAL                                                               20.6

CONSUMER DISCRETIONARY                                                   18.9

HEALTH CARE                                                              14.2

ENERGY                                                                    8.2

FINANCIALS                                                                6.3

CONSUMER STAPLES                                                          5.4

REGISTERED INVESTMENT COMPANY                                             2.6

MATERIALS                                                                 1.6

*     Excludes short-term securities.

Current and future portfolio holdings are subject to change and risk.

GENEVA MID CAP GROWTH FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark Geneva Mid Cap Growth Fund (the "Fund") produced a total return of 4.46% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell Mid Cap Growth index, returned 0.67% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by volatility, challenging global conditions and a slow-growth economic recovery. Concerns over the European sovereign debt crisis, particularly in relation to Greece, Italy and Spain, persisted due to the possibility that a systemic event similar to the Lehman Brothers collapse in 2008 would occur. These fears were exacerbated by a downward revision in expectations for growth in the United States, as well as fears that the country would once again enter a recession.

At the beginning of the Fund's reporting period, a volatile domestic political situation led to a historic downgrade of United States government debt. Market volatility reached a peak and then subsided in November 2011 on news that European financial institutions would have access to additional government funds and that the United States potentially avoided a recession. However, fears resurfaced in May 2012 over the fiscal solvency of Italy and Spain, and volatility returned to global markets toward the latter part of the reporting period.

Sectors that contributed to performance include an equal weight to the consumer discretionary sector, as well as an overweight to the industrials sector. An overweight to the underperforming energy sector detracted from performance.

The Fund benefited from several stocks that performed extremely well in the consumer discretionary sector, including O'Reilly Automotive, Tractor Supply Co., Panera Bread, Dick's Sporting Goods and recycled auto parts supplier LKQ Corp. In each case, their execution was excellent and resulted in a very diversified portfolio.

Performance was hurt by CARBO Ceramics in the energy sector and Illumina in the health care sector, (both of which were sold within the reporting period).

However, the Fund was able to overcome these factors and outperformed its benchmark for the reporting period.

10 HIGHMARK(R) FUNDS

HIGHMARK GENEVA MID CAP GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK GENEVA MID CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF AMY S. CROEN]

CO-PORTFOLIO MANAGER
AMY S. CROEN
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OF WILLIAM A. PRIEBE]

CO-PORTFOLIO MANAGER
WILLIAM A. PRIEBE
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OF MICHELLE J. PICARD]

CO-PORTFOLIO MANAGER
MICHELLE J. PICARD
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OF W. SCOTT PRIEBE]

CO-PORTFOLIO MANAGER
W. SCOTT PRIEBE
GENEVA CAPITAL MANAGEMENT LTD.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GENEVA MID CAP GROWTH FUND VERSUS THE RUSSELL MIDCAP GROWTH INDEX AND MORNINGSTAR MIDCAP GROWTH CATEGORY.

                                  [LINE GRAPH]

             Geneva Mid
             Cap Growth                      Morningstar
            Fund Class A    Russell Midcap  Midcap Growth
               Shares       Growth Index++    Category
   Jul-02   $       9,450   $      10,000   $      10,000
   Jul-03   $      10,414   $      12,315   $      11,563
   Jul-04   $      12,053   $      14,136   $      12,799
   Jul-05   $      15,043   $      17,762   $      15,665
   Jul-06   $      15,423   $      18,292   $      16,038
   Jul-07   $      17,548   $      22,206   $      19,491
   Jul-08   $      17,325   $      20,447   $      17,943
   Jul-09   $      14,395   $      15,976   $      13,854
   Jul-10   $      17,162   $      19,198   $      16,374
   Jul-11   $      21,765   $      24,763   $      20,741
   Jul-12   $      22,736   $      24,929   $      22,392

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                      ONE YEAR      3 YEAR        5 YEAR        10 YEAR     EXPENSE    EXPENSE
                                       RETURN       RETURN        RETURN        RETURN      RATIO++    RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares                        4.70%       16.78%        5.49%+        9.27%+       1.29%      1.13%
--------------------------------------------------------------------------------------------------------------
Class A Shares                          4.46%       16.45%        5.32%         9.18%        1.54%      1.38%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                 -1.28%       14.27%        4.13%         8.56%        1.54%      1.38%
--------------------------------------------------------------------------------------------------------------
Class B Shares                          3.77%       15.77%        4.63%         8.41%        2.04%      1.98%
--------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                -1.23%       15.02%        4.30%         8.41%        2.04%      1.98%
--------------------------------------------------------------------------------------------------------------
Class C Shares                          3.77%       15.76%        4.62%         8.41%        2.04%      1.98%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load***                2.77%       15.76%        4.62%         8.41%        2.04%      1.98%
--------------------------------------------------------------------------------------------------------------
Russell Mid Cap Growth Index            0.67%       15.99%        2.34%         9.57%          --         --
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

  + The performance presented links the performance of Class A Shares from ten years ago with the performance of Fiduciary Shares on June 26, 2009. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 11

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
TEXAS CAPITAL BANCSHARES                                                  3.0%

TYLER TECHNOLOGIES                                                        3.0

HIBBETT SPORTS                                                            2.9

MEDIDATA SOLUTIONS                                                        2.8

VITAMIN SHOPPE                                                            2.5

HMS HOLDINGS                                                              2.5

ULTIMATE SOFTWARE GROUP                                                   2.4

ALLEGIANT TRAVEL                                                          2.4

HEALTHCARE SERVICES GROUP                                                 2.4

MWI VETERINARY SUPPLY                                                     2.3

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
HEALTH CARE                                                              21.4%

INDUSTRIAL                                                               19.9

INFORMATION TECHNOLOGY                                                   19.5

CONSUMER DISCRETIONARY                                                   15.5

FINANCIALS                                                                7.0

ENERGY                                                                    6.6

REGISTERED INVESTMENT COMPANY                                             3.5

MATERIALS                                                                 3.5

CONSUMER STAPLES                                                          3.1

*     Excludes short-term securities.

Current and future portfolio holdings are subject to change and risk.

GENEVA SMALL CAP GROWTH FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark Geneva Small Cap Growth Fund (the "Fund") produced a total return of 4.69% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Growth Index, returned -0.51% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by volatility, challenging global conditions and a slow-growth economic recovery. Concerns over the European sovereign debt crisis, particularly in relation to Greece, Italy and Spain, persisted due to the possibility that a systemic event similar to the Lehman Brothers collapse in 2008 would occur. These fears were exacerbated by a downward revision in expectations for growth in the United States, as well as fears that the country would once again enter a recession.

At the beginning of the Fund's reporting period, a volatile domestic political situation led to a historic downgrade of United States government debt. Market volatility reached a peak and then subsided in November 2011 on news that European financial institutions would have access to additional government funds and that the United States potentially avoided a recession. However, fears resurfaced in May 2012 over the fiscal solvency of Italy and Spain, and volatility returned to global markets toward the latter part of the reporting period.

An overweight to the consumer discretionary and industrial sectors, as well as a slight overweight to the health care sector, contributed to the Fund's performance. An overweight to the underperforming information technology sector, as well as an underweight to the consumer staples sector, detracted from performance.

Interestingly, the Fund's top contributor by company was Ultimate Software in the information technology sector, even though the sector hurt performance overall. Ulta Salon and Hibbett Sports in the consumer discretionary sector also contributed to performance, as did Allegiant Travel Company in industrials and Medidata Solutions in the health care sector.

Companies that detracted most from performance include Acme Packet in the information technology sector. Although the health care sector contributed to performance overall, electronic health records provider Quality Systems was the Fund's worst stock performer, which reflected market volatility during the period.

Despite this slight drag on performance, the Fund outperformed its benchmark for the reporting period.

12 HIGHMARK(R) FUNDS

HIGHMARK GENEVA SMALL CAP GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK GENEVA SMALL CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF AMY S. CROEN]

CO-PORTFOLIO MANAGER
AMY S. CROEN
GENEVA CAPITAL
MANAGEMENT LTD.

[PHOTO OF WILLIAM A. PRIEBE]

CO-PORTFOLIO MANAGER
WILLIAM A. PRIEBE
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OF MICHELLE J. PICARD]

CO-PORTFOLIO MANAGER
MICHELLE J. PICARD
GENEVA CAPITAL MANAGEMENT LTD.

[PHOTO OF W. SCOTT PRIEBE]

CO-PORTFOLIO MANAGER
W. SCOTT PRIEBE
GENEVA CAPITAL MANAGEMENT LTD.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK GENEVA SMALL CAP GROWTH FUND VERSUS THE RUSSELL 2000 GROWTH INDEX AND THE MORNINGSTAR SMALL GROWTH CATEGORY.

                                  [LINE GRAPH]

                HighMark
              Geneva Small                      Morningstar
            Cap Growth Fund    Russell 2000    Small Growth
             Class A Shares   Growth Index++     Category
   Jun-09   $         9,450   $       10,000   $     10,000
   Jul-09   $         9,781   $       10,483   $     10,491
   Aug-09   $         9,771   $       10,586   $     10,665
   Sep-09   $        10,338   $       11,281   $     11,381
   Oct-09   $         9,941   $       10,497   $     10,709
   Nov-09   $        10,224   $       10,822   $     11,071
   Dec-09   $        10,829   $       11,748   $     11,938
   Jan-10   $        10,305   $       11,223   $     11,413
   Jul-10   $        11,524   $       12,236   $     12,281
   Jan-11   $        14,509   $       15,081   $     15,240
   Jul-11   $        15,085   $       15,823   $     15,906
   Jan-12   $        15,450   $       15,826   $     15,607
   Jul-12   $        16,175   $       15,745   $     15,257

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    GROSS       NET
                                      ONE YEAR      3 YEAR         SINCE     EXPENSE    EXPENSE
                                       RETURN       RETURN      INCEPTION+    RATIO++   RATIO++
-----------------------------------------------------------------------------------------------
Fiduciary Shares                        4.99%       17.64%        18.12%       2.01%      1.38%
-----------------------------------------------------------------------------------------------
Class A Shares                          4.69%       17.32%        17.81%       2.26%      1.63%
-----------------------------------------------------------------------------------------------
Class A Shares w/load*                 -1.08%       15.14%        15.70%       2.26%      1.63%
-----------------------------------------------------------------------------------------------
Class C Shares                          4.09%       16.64%        17.13%       2.76%      2.23%
-----------------------------------------------------------------------------------------------
Class C Shares w/load**                 3.09%       16.64%        17.13%       2.76%      2.23%
-----------------------------------------------------------------------------------------------
Russell 2000 Growth Index              -0.51%       14.51%        15.58%         --         --
-----------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

 +    Commenced investment operations on June 12, 2009.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 13

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
ANHEUSER-BUSCH INBEV NV                                                   1.9%

ROYAL DUTCH SHELL, CL B                                                   1.4

TURKIYE HALK BANKASI                                                      1.4

ECOPETROL, SP ADR                                                         1.2

UNILEVER                                                                  1.1

PETROFAC                                                                  1.1

NESTLE                                                                    1.0

COMMONWEALTH BANK OF AUSTRALIA                                            1.0

ASTRAZENECA                                                               0.9

ROCHE HOLDING                                                             0.9

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
FINANCIALS                                                               22.5%

INDUSTRIAL                                                               12.5

CONSUMER DISCRETIONARY                                                   11.3

CONSUMER STAPLES                                                         10.7

MATERIALS                                                                 8.6

ENERGY                                                                    7.7

HEALTH CARE                                                               7.4

TELECOMMUNICATION SERVICES                                                6.6

INFORMATION TECHNOLOGY                                                    5.0

REPURCHASE AGREEMENT                                                      4.0

UTILITIES                                                                 2.8

REGISTERED INVESTMENT COMPANY                                             0.9

*     Excludes short-term securities.

Current and future portfolio holdings are subject to change and risk.

INTERNATIONAL OPPORTUNITIES FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark International Opportunities Fund (the "Fund") produced a total return of -13.57% (Class A Shares without load). In comparison, the Fund's benchmarks, the unmanaged MSCI All-Country World ex-U.S. Index Gross and the unmanaged MSCI EAFE Index Net, ("EAFE") returned -11.73% and -11.45% respectively for the same period.

FACTORS AFFECTING PERFORMANCE

A turbulent twelve months for global equity markets started off on the wrong foot with Standard and Poor's downgrade of U.S. government debt in early August 2011. Selling pressure intensified during the fall as concern over the European sovereign debts crisis- and the likelihood of a Greek default - occupied investors' attention. The market's tone improved markedly in the early part of 2012 on the back of the European Central Bank's change in leadership and initiation of its Long-Term Refinancing Operation. The markets took Greece's March 2012 default on its debts in stride because the default was handled in an orderly fashion and holders of credit default swaps were properly paid. Spain and its banking system then replaced Greece for a while at the top of the anxiety list. However, the reporting period ended on an optimistic note as the president of the European Central Bank vowed to preserve the euro and expand the purchase of member nations' government bonds.

With relatively few exceptions, global equity markets ended the reporting period with losses (as measured by each country or geographic region's respective MSCI index given in U.S. dollar terms, net dividends). For most, severe losses in August to September 2011 were followed by partial recovery. Nearly all foreign currencies weakened against the U.S. dollar as capital fled Europe and sought safe harbor in U.S. treasuries.

The dispersion of country returns within overseas developed markets was again (as in the prior reporting period) influenced by perceived sovereign risk. Denmark, Ireland (rewarded for its austerity efforts) and Belgium were among the best performing developed markets. Portugal, Italy, Greece, Spain, Austria and Finland were the weakest performing developed markets. All of these poor performing countries' stock markets were down 25% to 40% during the reporting period, except for Greece. Eastern Europe, facing banking and contagion risk from the west, was well represented among the emerging markets' bottom performers.

The Fund underperformed its benchmarks at the end of the reporting period. Country allocation contributed positively to the Fund's return (thanks to very strong results in 2012), but not enough to compensate for negative stock selection. Within the developed markets, the Fund tended to overweight the better performing Pacific ex-Japan countries at the expense of the Eurozone. The Fund's models also distinguished well between "good" and "bad" Europe, favoring Belgium and Ireland over Portugal, Italy, Greece and Spain. Among emerging markets, an overweight position in Turkey and a well-timed switch from Brazil to Colombia added value. With global volatility rising from a below-average to slightly above-average level, the Fund's country models came to place less emphasis on momentum and more on valuation and risk characteristics.

The Fund's stock selection factors had an extremely difficult time handling last year's sharp August to September 2011 downturn. While earnings quality and price momentum held steady, neither hurting nor helping much, value factors contributed to the Fund's shortfall in performance. Perceived value represented a trap to the investor rather than an opportunity; smaller capitalization, higher volatility, and pro-cyclical names were also severely punished. As the Fund's stock selection process places a particular emphasis on value in Asian markets, this was the region - primarily Hong Kong and Japan, but also China and Korea - where the negative impact on performance was the greatest. Stock selection results were better in the first seven months of 2012. Although value continued to underperform, earnings quality and momentum were strong enough to add value in Europe, where the stock selection process places more emphasis on quality and momentum than on valuation.

14 HIGHMARK(R) FUNDS

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND INVESTMENT OBJECTIVE

HIGHMARK INTERNATIONAL OPPORTUNITIES FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF ANTHONY R. CRADDOCK]

CO-PORTFOLIO MANAGER
ANTHONY R. CRADDOCK
BAILARD, INC.

[PHOTO OF ERIC P. LEVE]

CO-PORTFOLIO MANAGER
ERIC P. LEVE
BAILARD, INC.

[PHOTO OF PETER M. HILL]

CO-PORTFOLIO MANAGER
PETER M. HILL
BAILARD, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK INTERNATIONAL OPPORTUNITIES FUND VERSUS THE MSCI ALL COUNTRY WORLD EX-U.S. INDEX GROSS, THE MSCI EAFE INDEX NET AND THE MORNINGSTAR FOREIGN LARGE BLEND CATEGORY.

                                  [LINE GRAPH]

                HighMark
              International
              Opportunities   MCSI All Country                    Morningstar
              Fund Class A      World ex-U.S.     MCSI EAFE      Foreign Large
                 Shares+        Index Gross++    Index Net++   Blend Category++
     Jul-02   $       9,450   $         10,000   $    10,000   $         10,000
     Jul-03   $      10,415   $         10,852   $    10,630   $         10,777
     Jul-04   $      12,856   $         13,549   $    13,293   $         13,373
     Jul-05   $      16,227   $         16,853   $    16,092   $         16,534
     Jul-06   $      20,704   $         21,000   $    19,956   $         20,366
     Jul-07   $      26,708   $         26,869   $    24,728   $         25,171
     Jul-08   $      23,957   $         24,370   $    21,713   $         22,309
     Jul-09   $      17,783   $         19,277   $    16,806   $         17,180
     Jul-10   $      19,213   $         21,228   $    17,858   $         18,428
     Jul-11   $      23,065   $         25,019   $    20,924   $         21,610
     Jul-12   $      19,935   $         22,084   $    18,529   $         19,095

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

      ^     Index does not reflect deduction for taxes.

------------------------------------------------------------------------------------------------------------------------
                                                          ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                              ONE YEAR      3 YEAR        5 YEAR        10 YEAR     EXPENSE    EXPENSE
                                               RETURN       RETURN        RETURN        RETURN      RATIO++      RATIO++
------------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                               -13.35%       4.02%        -5.53%        7.96%+       1.52%       1.27%
------------------------------------------------------------------------------------------------------------------------
Class A Shares                                 -13.57%       3.88%        -5.69%        7.75%+       1.77%       1.42%
------------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                         -18.28%       1.93%        -6.76%        7.15%+       1.77%       1.42%
------------------------------------------------------------------------------------------------------------------------
Class C Shares                                 -14.07%       3.21%        -6.31%        7.07%+       2.27%       2.12%
------------------------------------------------------------------------------------------------------------------------
Class C Shares w/load**                        -14.92%       3.21%        -6.31%        7.07%+       2.27%       2.12%
------------------------------------------------------------------------------------------------------------------------
Class M Shares                                 -13.28%       4.18%        -5.41%        8.11%        1.27%       1.12%
------------------------------------------------------------------------------------------------------------------------
MSCI All Country World ex-U.S. Index Gross     -11.73%       4.63%        -3.85%        8.46%          --          --
------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH INVESTING, INTERNATIONAL INVESTMENTS MAY INVOLVE RISK OF CAPITAL LOSS FROM AN UNFAVORABLE FLUCTUATION IN CURRENCY VALUES, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. EMERGING MARKETS INVESTMENTS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS.

 + The performance presented links the performance of Class M Shares from ten years ago with the performance of Class A and Class C Shares on April 3, 2006 and Fiduciary Shares on April 4, 2006. Class M Share performance has been adjusted to reflect higher expenses applicable to these Classes. Without those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 15

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
APPLE                                                                     4.9%

EXXONMOBIL                                                                4.3

PROCTER & GAMBLE                                                          3.6

COCA-COLA                                                                 3.3

WELLS FARGO                                                               3.3

CHEVRON                                                                   2.8

PHILIP MORRIS INTERNATIONAL                                               2.7

GENERAL ELECTRIC                                                          2.7

HOME DEPOT                                                                2.4

PFIZER                                                                    2.3

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   19.9%

FINANCIALS                                                               15.5

CONSUMER STAPLES                                                         13.1

HEALTH CARE                                                              12.5

ENERGY                                                                   12.4

CONSUMER DISCRETIONARY                                                    8.6

INDUSTRIAL                                                                8.2

MATERIALS                                                                 4.2

UTILITIES                                                                 3.2

TELECOMMUNICATION SERVICES                                                1.6

REPURCHASE AGREEMENT                                                      0.8

*     Excludes short-term securities.

Current and future portfolio holdings are subject to change and risk.

LARGE CAP CORE EQUITY FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark Large Cap Core Equity Fund (the "Fund") produced a total return of 9.12% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned 9.13% over the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by volatility, challenging global conditions and a slow-growth economic recovery. Concerns over the European sovereign debt crisis, particularly in relation to Greece, Italy and Spain, persisted due to the possibility that a systemic event similar to the Lehman Brothers collapse in 2008 would occur. These fears were exacerbated by a downward revision in expectations for growth in the United States, as well as fears that the country would once again enter a recession.

At the beginning of the Fund's reporting period, a volatile domestic political situation led to a historic downgrade of United States government debt. Market volatility reached a peak and then subsided in November 2011 on news that European financial institutions would have access to additional government funds and that the United States potentially avoided a recession. However, fears resurfaced in May 2012 over the fiscal solvency of Italy and Spain, and volatility returned to global markets toward the latter part of the reporting period.

An overweight and underweight to the materials sector at opportune moments throughout the Fund's reporting period contributed to performance, as did an underweight to the consumer discretionary sector, which underperformed relative to the benchmark.

An overweight to the consumer staples sector, which underperformed relative to the benchmark, detracted from the Fund's performance, as did an underweight to the strongly performing financial sector.

Companies that contributed to performance include Apple, EBay and IBM. The top detractor from performance was electronic payment processing company GPN Global Payment.

Unfortunately, the Fund was not able to overcome these drags on performance, and it underperformed its benchmark for the reporting period.

16 HIGHMARK(R) FUNDS

HIGHMARK LARGE CAP CORE EQUITY FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF DAVID GOERZ]

CO-PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF DEREK IZUEL]

CO-PORTFOLIO MANAGER
DEREK IZUEL
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP CORE EQUITY FUND VERSUS THE S&P 500 INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

                                  [LINE GRAPH]

                  HighMark Large
                 Cap Core Equity
                  Fund Class A            S&P 500         Morningstar Large
                     Shares               Index++           Value Category
     Jul-02      $         9,450      $       10,000      $          10,000
     Jul-03      $        10,292      $       11,064      $          10,864
     Jul-04      $        11,267      $       12,521      $          12,533
     Jul-05      $        12,542      $       14,285      $          14,527
     Jul-06      $        13,690      $       15,054      $          15,727
     Jul-07      $        15,639      $       17,484      $          17,983
     Jul-08      $        13,379      $       15,545      $          15,259
     Jul-09      $        10,726      $       12,442      $          12,184
     Jul-10      $        12,257      $       14,164      $          13,738
     Jul-11      $        14,481      $       16,947      $          16,007
     Jul-12      $        15,802      $       18,494      $          16,713

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

------------------------------------------------------------------------------------------------
                                     ANNUALIZED   ANNUALIZED    ANNUALIZED    GROSS      NET
                          ONE YEAR     3 YEAR       5 YEAR        10 YEAR    EXPENSE   EXPENSE
                           RETURN      RETURN       RETURN        RETURN     RATIO++     RATIO++
------------------------------------------------------------------------------------------------
Fiduciary Shares            9.39%      14.13%        0.47%        5.55%       1.23%      0.97%
------------------------------------------------------------------------------------------------
Class A Shares              9.12%      13.78%        0.21%        5.28%       1.48%      1.22%
------------------------------------------------------------------------------------------------
Class A Shares w/load*      3.15%      11.66%       -0.93%        4.68%       1.48%      1.22%
------------------------------------------------------------------------------------------------
Class C Shares              8.47%      13.09%       -0.47%        4.72%+      1.98%      1.82%
------------------------------------------------------------------------------------------------
Class C Shares w/load**     7.47%      13.09%       -0.47%        4.72%+      1.98%      1.82%
------------------------------------------------------------------------------------------------
S&P 500 Index               9.13%      14.13%        1.13%        6.34%         --         --
------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 + The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance does not reflect higher expenses applicable to this Class. With those adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 17

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
APPLE                                                                    10.6%

COCA-COLA                                                                 5.5

PRAXAIR                                                                   4.6

ECOLAB                                                                    4.4

ANHEUSER-BUSCH INBEV NV, SP ADR                                           4.0

QUALCOMM                                                                  3.7

EMC                                                                       3.4

PHILIP MORRIS INTERNATIONAL                                               3.2

DANAHER                                                                   3.0

AMERICAN TOWER REIT                                                       2.9

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   27.9%

CONSUMER STAPLES                                                         15.6

CONSUMER DISCRETIONARY                                                   13.6

INDUSTRIAL                                                               13.4

MATERIALS                                                                 8.9

ENERGY                                                                    8.9

HEALTH CARE                                                               5.7

FINANCIALS                                                                2.9

UTILITIES                                                                 2.1

REGISTERED INVESTMENT COMPANY                                             1.0

*     Excludes short-term securities.

Current and future portfolio holdings are subject to change and risk.

LARGE CAP GROWTH FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark Large Cap Growth Fund (the "Fund") produced a total return of 10.97% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 1000 Growth Index, returned 8.26% over the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by volatility, challenging global conditions and a slow-growth economic recovery. Concerns over the European sovereign debt crisis, particularly in relation to Greece, Italy and Spain, persisted due to the possibility that a systemic event similar to the Lehman Brothers collapse in 2008 would occur. These fears were exacerbated by a downward revision in expectations for growth in the United States, as well as fears that the country would once again enter a recession.

At the beginning of the Fund's reporting period, a volatile domestic political situation led to a historic downgrade of United States government debt. Market volatility reached a peak and then subsided in November 2011 on news that European financial institutions would have access to additional government funds and that the United States potentially avoided a recession. However, fears resurfaced in May 2012 over the fiscal solvency of Italy and Spain, and volatility returned to global markets toward the latter part of the reporting period.

The two largest contributors by sector to the Fund's performance were industrials and consumer discretionary. The largest detractor from the Fund's performance on a sector basis was information technology.

Specific stocks that contributed to performance were transportation logistics company J.B. Hunt, filtration systems maker Donaldson and industrial supplier W.W. Grainger. In the consumer discretionary sector, contributors include Petsmart, Sally Beauty Holdings and Dick's Sporting Goods.

The Fund's largest detractors from performance include Acme Packet, ARM Holdings and Riverbed Technologies in the information technology sector, and positions in Acme Packet and Riverbed were sold during the reporting period. Despite these slight drags on performance, the Fund outperformed its benchmark.

18 HIGHMARK(R) FUNDS

HIGHMARK LARGE CAP GROWTH FUND INVESTMENT OBJECTIVE

HIGHMARK LARGE CAP GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN U.S. EQUITY SECURITIES; CURRENT INCOME IS INCIDENTAL.

[PHOTO OF KEN WEMER]

CO-PORTFOLIO MANAGER
KEN WEMER
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF GEORGE ROKAS]

CO-PORTFOLIO MANAGER
GEORGE ROKAS
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK LARGE CAP GROWTH FUND VERSUS THE RUSSELL 1000 GROWTH INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

                                  [LINE GRAPH]

                 HighMark Large
                   Cap Growth
                  Fund Class A        Russell 1000       Morningstar Large
                     Shares          Growth Index++       Growth Category
     Jul-02      $        9,450      $       10,000      $          10,000
     Jul-03      $       10,444      $       11,163      $          11,127
     Jul-04      $       10,794      $       12,113      $          11,889
     Jul-05      $       12,398      $       13,695      $          13,655
     Jul-06      $       12,623      $       13,591      $          13,607
     Jul-07      $       14,407      $       16,236      $          16,058
     Jul-08      $       13,122      $       15,215      $          14,978
     Jul-09      $       11,388      $       12,542      $          11,981
     Jul-10      $       12,810      $       14,254      $          13,394
     Jul-11      $       15,136      $       17,783      $          16,487
     Jul-12      $       16,796      $       19,252      $          16,909

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------
                                       ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                            ONE YEAR     3 YEAR       5 YEAR       10 YEAR    EXPENSE   EXPENSE
                             RETURN      RETURN       RETURN       RETURN     RATIO++     RATIO++
-------------------------------------------------------------------------------------------------
Fiduciary Shares             11.25%      14.12%        3.38%        6.21%      1.25%      1.03%
-------------------------------------------------------------------------------------------------
Class A Shares               10.97%      13.83%        3.12%        5.92%      1.50%      1.28%
-------------------------------------------------------------------------------------------------
Class A Shares w/load*        4.86%      11.70%        1.96%        5.32%      1.50%      1.28%
-------------------------------------------------------------------------------------------------
Class B Shares               10.35%      13.12%        2.51%        5.29%      2.00%      1.88%
-------------------------------------------------------------------------------------------------
Class B Shares w/load**       5.35%      12.33%        2.15%        5.29%      2.00%      1.88%
-------------------------------------------------------------------------------------------------
Class C Shares               10.34%      13.15%        2.51%        5.29%      2.00%      1.88%
-------------------------------------------------------------------------------------------------
Class C Shares w/load***      9.34%      13.15%        2.51%        5.29%      2.00%      1.88%
-------------------------------------------------------------------------------------------------
Russell 1000 Growth Index     8.26%      15.35%        3.46%        6.77%        --         --
-------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 5.50% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 19

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
INTERNATIONAL BUSINESS MACHINES                                           5.3%

BIOGEN IDEC                                                               3.9

SALESFORCE.COM                                                            3.4

F5 NETWORKS                                                               2.5

VMWARE, CL A                                                              2.4

LOCKHEED MARTIN                                                           2.4

AMGEN                                                                     2.2

CITRIX SYSTEMS                                                            2.0

SCHLUMBERGER                                                              1.9

TERADATA                                                                  1.8

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
INFORMATION TECHNOLOGY                                                   70.2%

HEALTH CARE                                                              21.5

INDUSTRIAL                                                                3.9

ENERGY                                                                    1.9

TELECOMMUNICATION SERVICES                                                1.7

REGISTERED INVESTMENT COMPANY                                             0.8

*     Excludes short-term securities.

Current and future portfolio holdings are subject to change and risk.

NYSE ARCA TECH 100 INDEX FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark NYSE Arca Tech 100 Index Fund (the "Fund") produced a total return of 7.05% (Class A Shares without load). In comparison, the Fund's benchmark, the NYSE Arca Tech 100 Index, returned 8.17% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by volatility, challenging global conditions and a slow-growth economic recovery. Concerns over the European sovereign debt crisis, particularly in relation to Greece, Italy and Spain, persisted due to the possibility that a systemic event similar to the Lehman Brothers collapse in 2008 would occur. These fears were exacerbated by a downward revision in expectations for growth in the United States, as well as fears that the country would once again enter a recession.

At the beginning of the Fund's reporting period, a volatile domestic political situation led to a historic downgrade of United States government debt. Market volatility reached a peak and then subsided in November 2011 on news that European financial institutions would have access to additional government funds and that the United States potentially avoided a recession. However, fears resurfaced in May 2012 over the fiscal solvency of Italy and Spain, and volatility returned to global markets toward the latter part of the reporting period.

The Fund is passively managed to the NYSE Arca Tech 100 Index, so performance differences between the Fund and its benchmark are primarily the result of Fund expenses and investor capital flows. Because the Fund is passively managed, it makes no active industry or security-selection bets as an investment strategy; therefore, the Fund's performance reflects the NYSE Arca Tech 100 Index's exposure to various industries and the individual stocks in the index.

Top contributors by sector include computer and peripherals, which contributed 4.18% to the Fund's performance. Biotechnology contributed 2.30% to the Fund's performance. Aerospace and defense contributed 1.75% to the Fund's performance. Top detractors by sector include communications equipment, which subtracted 1.22% from the Fund's performance. The software sector detracted 0.72% from the Fund's performance. Lastly, life science tools and services subtracted 0.20% from the Fund's performance.

Companies that contributed to performance include Apple Inc., which contributed 4.56% to the Fund's performance. Biogen Idec Inc. contributed 1.17% to the Fund's performance, and Goodrich Corp. contributed 0.93% to the Fund's performance.

Companies that detracted from performance include wireless communications technology provider Interdigital Inc., which subtracted 1.04% from the Fund's performance. Software provider Salesforce.com Inc. subtracted 0.70% from the Fund's performance. Lastly, Open Text Corp. subtracted 0.61% from the Fund's performance.

License Information

"Archipelago(R)", "ARCA(R)", "ARCAEX(R)", "NYSE(R)", "NYSE ARCASM" and "NYSE Arca Tech 100SM" are trademarks of the NYSE Group, Inc. and Archipelago Holdings, Inc. and have been licensed for use by HighMark Funds. NYSE Arca Tech 100 Index Fund is not sponsored, endorsed, sold or promoted by Archipelago Holdings, Inc. or by NYSE Group, Inc. Neither Archipelago Holdings, Inc. nor NYSE Group, Inc. makes any representation or warranty regarding the advisability of investing in securities generally, NYSE Arca Tech 100 Index Fund particularly or the ability of NYSE Arca Tech 100 Index to track general stock market performance.

ARCHIPELAGO HOLDINGS, INC. ("ARCA") MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO NYSE ARCA TECH 100 INDEX OR ANY DATA INCLUDED THEREIN. IN NO EVENT SHALL ARCA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

20 HIGHMARK(R) FUNDS

HIGHMARK NYSE ARCA TECH 100 INDEX FUND INVESTMENT OBJECTIVE

HIGHMARK NYSE ARCA TECH 100 INDEX FUND SEEKS TO TRACK THE TOTAL RETURN OF THE NYSE ARCA TECH 100 INDEX, BEFORE DEDUCTING FOR FUND EXPENSES.

[PHOTO OF DONALD NESBITT]

LEAD PORTFOLIO MANAGER

DONALD NESBITT
ZIEGLER LOTSOFF CAPITAL MANAGEMENT, LLC

[PHOTO OF MIKHAIL ALKHAZOV]

PORTFOLIO MANAGER
MIKHAIL ALKHAZOV
ZIEGLER LOTSOFF CAPITAL MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK NYSE ARCA TECH 100 INDEX FUND VERSUS THE NYSE ARCA TECH 100 INDEX AND THE MORNINGSTAR TECHNOLOGY CATEGORY.

                                  [LINE GRAPH]

               HighMark NYSE
               Arca Tech 100                     Morningstar
             Index Fund Class   NYSE Arca Tech    Technology
                 A Shares         100 Index++     Category
Jul-02       $          9,450   $       10,000   $    10,000
Jul-03       $         12,274   $       13,127   $    12,673
Jul-04       $         13,843   $       14,965   $    13,327
Jul-05       $         16,435   $       17,952   $    15,575
Jul-06       $         15,610   $       17,226   $    15,167
Jul-07       $         18,921   $       21,080   $    19,334
Jul-08       $         17,746   $       19,956   $    17,298
Jul-09       $         15,535   $       17,701   $    15,331
Jul-10       $         18,048   $       20,741   $    17,822
Jul-11       $         22,591   $       26,399   $    21,877
Jul-12       $         24,184   $       28,566   $    21,791

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                          ONE YEAR     3 YEAR        5 YEAR       10 YEAR      EXPENSE    EXPENSE
                                           RETURN      RETURN        RETURN        RETURN      RATIO++    RATIO++
-----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                           7.35%       16.22%        5.21%+         9.94%+      1.02%      0.83%
-----------------------------------------------------------------------------------------------------------------
Class A Shares                             7.05%       15.90%        5.03%          9.85%       1.27%      1.08%
-----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                     1.15%       13.74%        3.85%          9.23%       1.27%      1.08%
-----------------------------------------------------------------------------------------------------------------
Class B Shares                             6.40%       15.21%        4.33%          9.08%       1.77%      1.68%
-----------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                    1.40%       14.45%        3.99%          9.08%       1.77%      1.68%
-----------------------------------------------------------------------------------------------------------------
Class C Shares                             6.42%       15.21%        4.34%          9.08%       1.77%      1.68%
-----------------------------------------------------------------------------------------------------------------
Class C Shares w/load***                   5.42%       15.21%        4.34%          9.08%       1.77%      1.68%
-----------------------------------------------------------------------------------------------------------------
NYSE Arca Tech 100 Index                   8.21%       17.30%        6.27%         11.07%         --         --
-----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND'S INVESTMENT IN TECHNOLOGY-RELATED COMPANIES EXPOSES THE FUND TO RISKS ASSOCIATED WITH ECONOMIC CONDITIONS IN THE TECHNOLOGY MARKET TO A GREATER EXTENT THAN FUNDS NOT CONCENTRATED IN THE TECHNOLOGY SECTOR. DUE TO INTENSE GLOBAL COMPETITION, A LESS DIVERSIFIED PRODUCT LINE AND OTHER FACTORS, COMPANIES THAT DEVELOP AND/OR RELY ON TECHNOLOGY COULD BECOME INCREASINGLY SENSITIVE TO DOWNSWINGS IN THE ECONOMY. IN THE PAST, SUCH COMPANIES HAVE ALSO EXPERIENCED VOLATILE SWINGS IN DEMAND FOR THEIR PRODUCTS AND SERVICES DUE TO CHANGING ECONOMIC CONDITIONS, RAPID TECHNOLOGICAL ADVANCES AND SHORTER PRODUCT LIFE SPANS.

   + The performance presented links the performance of Class A Shares from ten years ago with the performance of Fiduciary Shares on July 23, 2009. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares; with those adjustments, performance would be higher than that shown.

  ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

   *  Reflects 5.50% front-end sales charge.

  **  Reflects maximum CDSC of 5.00%.

 ***  Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 21

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
PIER 1 IMPORTS                                                            2.1%

PRIMERICA                                                                 2.1

AUXILIUM PHARMACEUTICALS                                                  1.9

PNM RESOURCES                                                             1.9

MANHATTAN ASSOCIATES                                                      1.8

EXTRA SPACE STORAGE REIT                                                  1.8

POST PROPERTIES REIT                                                      1.6

CLEAN HARBORS                                                             1.6

MONTPELIER RE HOLDINGS                                                    1.5

SUNSTONE HOTEL INVESTORS REIT                                             1.3

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
FINANCIALS                                                               24.0%

INFORMATION TECHNOLOGY                                                   18.7

CONSUMER DISCRETIONARY                                                   14.4

INDUSTRIAL                                                               14.4

HEALTH CARE                                                              11.0

ENERGY                                                                    6.0

MATERIALS                                                                 5.3

UTILITIES                                                                 3.0

REPURCHASE AGREEMENT                                                      1.7

CONSUMER STAPLES                                                          1.5

*     Excludes short-term securities.

Current and future portfolio holdings are subject to change and risk.

SMALL CAP CORE FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark Small Cap Core Fund (the "Fund") produced a total return of -0.52% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Russell 2000 Index, returned 0.19% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by market volatility, challenging global conditions and a slow-growth economic recovery. Concerns over the European sovereign debt crisis, particularly in relation to Greece, Italy and Spain, persisted due to the possibility that a systemic event similar to the Lehman Brothers collapse in 2008 would occur. These fears were exacerbated by a downward revision in expectations for growth in the United States, as well as fears that the country would once again enter a recession.

At the beginning of the Fund's reporting period, a volatile domestic political situation led to a historic downgrade of United States government debt. Market volatility reached a peak and then subsided in November 2011 after news that European financial institutions would have access to additional government funds and that the United States potentially avoided a recession. However, fears resurfaced in May 2012 over the fiscal solvency of Italy and Spain, and volatility returned to global markets toward the latter part of the reporting period.

Sectors that contributed most to performance include an overweight to the consumer discretionary and financials sectors.

An underweight to the outperforming health care sector, as well as an overweight to the underperforming technology sector, detracted from performance.

Auxilium Pharmaceuticals Inc., Smith and Wesson and Extra Space Storage were top contributing companies to performance, while freight transportation provider Arkansas Best Corp., as well as Arbitron Radio Ratings and Media Research, were top detractors from performance.

Unfortunately, the Fund was not able to overcome these drags on performance, and it underperformed its benchmark for the reporting period.

22 HIGHMARK(R) FUNDS

HIGHMARK SMALL CAP CORE FUND INVESTMENT OBJECTIVE

HIGHMARK SMALL CAP CORE FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

[PHOTO OF DAVID GOERZ]

CO-PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF DEREK IZUEL]

CO-PORTFOLIO MANAGER
DEREK IZUEL
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SMALL CAP CORE FUND VERSUS THE RUSSELL 2000 INDEX AND THE MORNINGSTAR SMALL BLEND CATEGORY.

                                  [LINE GRAPH]

             HighMark Small    Morningstar
             Cap Core Fund     Small Blend   Russell 2000
             Class A Shares      Category       Index++
3/1/2007     $        9,452    $    10,000   $     10,000
  Jul-07     $        8,894    $    10,038   $      9,861
  Jul-08     $        7,850    $     8,934   $      9,199
  Jul-09     $        5,646    $     7,110   $      7,293
  Jul-10     $        6,936    $     8,433   $      8,637
  Jul-11     $        9,156    $    10,460   $     10,703
  Jul-12     $        9,109    $    10,335   $     12,737

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                          ONE YEAR     3 YEAR        5 YEAR         SINCE      EXPENSE    EXPENSE
                                           RETURN      RETURN        RETURN       INCEPTION    RATIO++    RATIO++
-----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                           -0.21%      17.65%         0.77%        -0.40%       1.77%      1.38%
-----------------------------------------------------------------------------------------------------------------
Class A Shares                             -0.52%      17.28%         0.48%        -0.68%       2.02%      1.63%
-----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                     -5.99%      15.08%        -0.66%        -1.71%       2.02%      1.63%
-----------------------------------------------------------------------------------------------------------------
Class C Shares                             -1.07%      16.60%        -0.23%        -1.34%       2.52%      2.23%
-----------------------------------------------------------------------------------------------------------------
Class C Shares w/load**                    -2.06%      16.60%        -0.23%        -1.34%       2.52%      2.23%
-----------------------------------------------------------------------------------------------------------------
Russell 2000 Index                          0.19%      13.71%         1.69%         1.29%         --         --
-----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INVESTING IN SMALL CAP COMPANIES MAY INVOLVE ADDITIONAL RISK BECAUSE, AS SMALL CAP COMPANIES ARE FREQUENTLY IN THE EARLY STAGES OF GROWTH, THEIR STOCKS TEND TO FLUCTUATE IN VALUE.

  ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

   *  Reflects 5.50% front-end sales charge.

  **  Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 23

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
MICROSOFT                                                                 5.0%

BERKSHIRE HATHAWAY, CL B                                                  3.4

PHILIP MORRIS INTERNATIONAL                                               3.1

WELLS FARGO                                                               2.9

CHEVRON                                                                   2.8

ORACLE                                                                    2.8

JPMORGAN CHASE                                                            2.6

COMCAST, CL A                                                             2.5

INTEL                                                                     2.5

TARGET                                                                    2.4

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
FINANCIALS                                                               17.9%

INFORMATION TECHNOLOGY                                                   17.1

INDUSTRIAL                                                               15.2

ENERGY                                                                   14.2

HEALTH CARE                                                              12.1

CONSUMER DISCRETIONARY                                                   11.7

CONSUMER STAPLES                                                          8.4

MATERIALS                                                                 2.1

TELECOMMUNICATION SERVICES                                                0.8

REGISTERED INVESTMENT COMPANY                                             0.5

*     Excludes short-term securities.

Current and future portfolio holdings are subject to change and risk.

VALUE FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark Value Fund (the "Fund") produced a total return of 3.28% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged S&P 500 Index, returned 9.13% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was marked by high correlation of stocks, driven by domestic and global macroeconomic events such as the European sovereign debt crisis and uncertainty in the Middle East. These macroeconomic events contributed to higher market volatility. Typically, the Fund's performance has been less favorable when macroeconomic events were a primary driver of portfolio returns.

Equally important was the defensive nature of the market, as well as the sector positioning of market participants. Given the economic uncertainty and the low interest rate environment during the reporting period, investors sought safety and income in defensive sectors like utilities, telecom services and consumer staples. This resulted in extremely high valuations relative to both history and the market. Artificially low interest rates caused unintended consequences, including a scarcity of yield. Consequently, investors sought high income and dividend producing equities over fixed income alternatives. Based on weak fundamentals, low growth prospects and high valuations, the Fund was underweight to these three sectors of the market, even though these sectors performed well, which hurt performance overall.

The Fund maintained a higher exposure to European companies than its benchmark. The securities of these companies were typically cheaper than their U.S. counterparts and had greater exposure to emerging market growth. Unfortunately, many of these companies were negatively impacted by the ongoing sovereign debt crisis and the economic turbulence in Europe.

Stock selection in energy company Williams, as well as media companies Comcast, Disney and News Corp., contributed most to performance. Williams and News Corp. successfully embarked upon shareholder-friendly strategies and broke apart their respective companies. This unlocked hidden value and, as a consequence, investors were rewarded. Disney and Comcast benefitted from improving business fundamentals and a recovery in relative valuation.

The main detractors from performance were Apple, Hewlett Packard and Peabody Energy. Not owning Apple had the biggest impact on the Fund's performance relative to its benchmark, as it was a key driver of the benchmark's performance and, consequently, the main reason for the Fund's underperformance. Coal producer Peabody Energy was negatively impacted by a period of low natural gas prices and an economic slowdown in China, which is a major importer of Peabody's Australian coal. The Fund was not able to overcome these factors and it underperformed its benchmark for the reporting period.

24 HIGHMARK(R) FUNDS

HIGHMARK VALUE FUND INVESTMENT OBJECTIVE

HIGHMARK VALUE FUND SEEKS LONG-TERM CAPITAL GROWTH; CURRENT INCOME IS A SECONDARY OBJECTIVE.

[PHOTO OF KEITH STRIBLING]

CO-PORTFOLIO MANAGER
KEITH STRIBLING
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF TODD LOWENSTEIN]

CO-PORTFOLIO MANAGER
TODD LOWENSTEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK VALUE FUND VERSUS THE S&P 500 INDEX, THE RUSSELL 1000 VALUE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

             HighMark Value   Morningstar
              Fund Class A    Large Value    Russell 1000
                 Shares         Category    Value Index++   S&P 500 Index++
Jul-02       $        9,450   $    10,000   $      10,000   $        10,000
Jul-03       $       10,370   $    10,849   $      11,075   $        11,064
Jul-04       $       11,963   $    12,508   $      13,033   $        12,521
Jul-05       $       13,955   $    14,484   $      15,513   $        14,280
Jul-06       $       15,220   $    15,673   $      17,311   $        15,049
Jul-07       $       17,667   $    17,914   $      19,645   $        17,476
Jul-08       $       15,331   $    15,224   $      16,669   $        15,538
Jul-09       $       11,759   $    12,156   $      12,845   $        12,437
Jul-10       $       13,309   $    13,706   $      14,822   $        14,158
Jul-11       $       15,987   $    15,970   $      17,306   $        16,940
Jul-12       $       16,511   $    16,762   $      18,628   $        18,486

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-----------------------------------------------------------------------------------------------------------------
                                                     ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                          ONE YEAR     3 YEAR        5 YEAR       10 YEAR      EXPENSE    EXPENSE
                                           RETURN      RETURN        RETURN        RETURN      RATIO++    RATIO++
-----------------------------------------------------------------------------------------------------------------
Fiduciary Shares                            3.50%      12.26%        -1.09%        6.01%        1.13%      1.00%
-----------------------------------------------------------------------------------------------------------------
Class A Shares                              3.28%      11.98%        -1.34%        5.74%        1.38%      1.25%
-----------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                     -2.38%       9.88%        -2.46%        5.14%        1.38%      1.25%
-----------------------------------------------------------------------------------------------------------------
Class B Shares                              2.70%      11.31%        -1.93%        5.09%        1.88%      1.85%
-----------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                    -2.19%      10.50%        -2.21%        5.09%        1.88%      1.85%
-----------------------------------------------------------------------------------------------------------------
Class C Shares                              2.70%      11.34%        -1.91%        5.10%        1.88%      1.85%
-----------------------------------------------------------------------------------------------------------------
Class C Shares w/load***                    1.72%      11.34%        -1.91%        5.10%        1.88%      1.85%
-----------------------------------------------------------------------------------------------------------------
Class U Shares                              3.65%+     12.31%+       -1.06%+       6.02%+       0.88%      0.87%
-----------------------------------------------------------------------------------------------------------------
S&P 500 Index                               9.13%      14.13%         1.13%        6.34%          --         --
-----------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

   + The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class U Shares, which commenced investment operations on January 4, 2012. Fiduciary Share performance has not been adjusted to reflect expenses applicable to Class U Shares. With those adjustments, performance would be higher than that shown.

  ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus for the period beginning March 26, 2012 and ending on November 30, 2013. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

   *  Reflects 5.50% front-end sales charge.

  **  Reflects maximum CDSC of 5.00%.

 ***  Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 25

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
AFFILIATED EQUITY REGISTERED
   INVESTMENT COMPANIES                                                  81.3%

AFFILIATED FIXED INCOME REGISTERED
   INVESTMENT COMPANIES                                                   7.0

EQUITY REGISTERED INVESTMENT
   COMPANIES                                                              6.0

FIXED INCOME REGISTERED
   INVESTMENT COMPANY                                                     3.0

REPURCHASE AGREEMENT                                                      2.7

Current and future portfolio holdings are subject to change and risk.

TACTICAL CAPITAL GROWTH ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark Tactical Capital Growth Allocation Fund (the "Fund") produced a total return of 1.52% (Class A Shares without load). In comparison, the Fund's benchmark of an 80/15/5% blend of the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the Citigroup 3-Month U.S. Treasury Bill Index, respectively, returned 8.66% for the same period.

FACTORS AFFECTING PERFORMANCE

Domestic equities rose during the Fund's reporting period, with the S&P 500 Index returning 9.1%. Telecommunications (30.6%), Consumer Staples (19.7%) and Utilities (19.3%) led equity indexes higher. Materials (-5.2%), Energy (-5.0%) and Financials (1.1%) were the worst performing sectors of the equity index. International stocks (MSCI EAFE) trailed domestic equities losing 11.0% for the same period and emerging market equities (MSCI EM) lost 13.6% for the same period. Fixed income returns were positive for the period, with the Barclays U.S. Aggregate Bond Index returning 7.3% and the Bank of America Merrill Lynch U.S. High Yield Master II Index returning 7.3%. Continuing global macroeconomic and geopolitical uncertainties, including the European sovereign debt crisis, slowing growth in China, and the economic impact of tax increases and spending cuts associated with the so-called "fiscal cliff", fueled investor concerns about U.S. economic growth and earnings. High investor risk aversion continued to be observed in mutual fund flows and other investor preferences.

During the period, the Fund maintained a tactical asset allocation that was overweight global equities and underweight bonds, compared to the Fund's benchmark weights. These tactical decisions contributed to the underperformance of the Fund versus its custom benchmark. This underperformance was primarily driven by international equity and currency exposure, as well as small-cap exposure. For the reporting period, international developed (MSCI EAFE), emerging market (MSCI EM), and small-cap (Russell 2000) equities substantially underperformed the S&P 500 Index. The Fund maintained an underweight position in developed international equities as compared to the Fund's benchmark, but this was partially offset by overweighting emerging market and small-cap equities. The Fund was overweight U.S. equities during the reporting period, with specific tilts favoring small-cap stocks, as well as healthcare, technology, real estate investment trusts ("REITs") and industrial sectors. Notable changes to the Fund's tactical allocations over the period included reducing exposure to global equities overall, as well as to REITs and healthcare sectors, while increasing exposure to small-cap equities, technology, and cash. The Fund has maintained its modest tilt towards value equities. The Fund added healthcare exposure in July 2011, by investing in Vanguard Healthcare Fund, but such holding has recently been removed from the portfolio.

The Fund benefited from an overweight to domestic equities (9.1%), REITs (13.7%), healthcare (15.4%) and a relative underweight to the MSCI EAFE (-11.0%). Large growth stocks slightly led large value stocks outperforming by -0.6%. Emerging market MSCI EM (-13.6%) stocks underperformed developed markets, which detracted from performance. Within the fixed income allocation, intermediate income and high yield bonds were in line with each index, returning 7.3%, while shorter maturity fixed income holdings detracted from performance.

The performance of the underlying funds held in the portfolio during the Fund's reporting period was mixed. Holdings in HighMark Large Cap Growth Fund, HighMark Large Cap Core Equity Fund, HighMark Equity Income Fund, HighMark Geneva Mid Cap Growth, HighMark Geneva Small Cap Growth Fund, HighMark Short Term Bond Fund and Lazard Emerging Markets Equity Portfolio outperformed their benchmarks. HighMark Value Fund, HighMark Small Cap Core Fund, HighMark Cognitive Value Fund, HighMark International Opportunities Fund, HighMark Enhanced Growth Fund, HighMark Bond Fund, Morgan Stanley Institutional U.S. Real Estate Portfolio, Fidelity Advisor Industrial Fund, Eaton Vance Income Fund of Boston and Vanguard Health Care Fund underperformed their benchmarks.

26 HIGHMARK(R) FUNDS

HIGHMARK TACTICAL CAPITAL GROWTH ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK TACTICAL CAPITAL GROWTH ALLOCATION FUND PRIMARILY SEEKS CAPITAL APPRECIATION.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK TACTICAL CAPITAL GROWTH ALLOCATION FUND VERSUS THE S&P 500 INDEX; THE BARCLAYS U.S. AGGREGATE BOND INDEX; THE CITIGROUP 3-MONTH TREASURY BILL INDEX; AN UNMANAGED BLENDED INDEX OF 80% S&P 500 INDEX, 15% BARCLAYS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP 3-MONTH TREASURY BILL INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

                                  [LINE GRAPH]

                 HighMark
             Tactical Capital
                  Growth        Morningstar   80/15/5 Hybrid^ of                      Barclays U.S.     Citigroup 3-
              Allocation Fund   Large Blend      the following                       Aggregate Bond    Month Treasury
              Class A Shares     Category          indexes:        S&P 500 Index++       Index++        Bill Index++^
10/12/2004   $          9,450   $    10,000   $           10,000   $        10,000   $       10,000   $          10,000
    Jul-05   $         10,511   $    11,268   $           10,971   $        11,159   $       10,226   $          10,192
    Jul-06   $         11,071   $    11,827   $           11,493   $        11,759   $       10,375   $          10,613
    Jul-07   $         12,643   $    13,697   $           13,101   $        13,656   $       10,954   $          11,150
    Jul-08   $         11,276   $    12,219   $           12,074   $        12,142   $       11,628   $          11,490
    Jul-09   $          9,282   $     9,812   $           10,293   $         9,718   $       12,541   $          11,565
    Jul-10   $         10,567   $    11,046   $           11,592   $        11,063   $       13,658   $          11,579
    Jul-11   $         12,460   $    13,087   $           13,565   $        13,237   $       14,265   $          11,594
    Jul-12   $         12,649   $    13,665   $           14,740   $        14,446   $       15,299   $          11,599

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

      ^ The since inception return shown for the index is calculated from October 31, 2004.

--------------------------------------------------------------------------------------------------------------------
                                                           ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS       NET
                                                ONE YEAR     3 YEAR       5 YEAR       SINCE      EXPENSE    EXPENSE
                                                 RETURN      RETURN       RETURN      INCEPTION    RATIO++   RATIO++
--------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                                  1.79%      11.16%        0.28%       1.19%+       1.97%     1.37%
--------------------------------------------------------------------------------------------------------------------
Class A Shares                                    1.52%      10.87%        0.01%       3.81%        2.22%     1.62%
--------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                           -4.05%       8.80%       -1.11%       3.06%        2.22%     1.62%
--------------------------------------------------------------------------------------------------------------------
Class C Shares                                    0.80%      10.10%       -0.68%       3.08%        2.72%     2.32%
--------------------------------------------------------------------------------------------------------------------
Class C Shares w/load**                          -0.20%      10.10%       -0.68%       3.08%        2.72%     2.32%
--------------------------------------------------------------------------------------------------------------------
Blend of 80% S&P 500 Index, 15% Barclays
   U.S. Aggregate Bond Index and 5% Citigroup
   Bond 3-Month Treasury Bill Index               8.66%      12.51%        2.27%       5.07%          --        --
--------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares, which commenced investment operations on November 15, 2006. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 27

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
AFFILIATED EQUITY REGISTERED
   INVESTMENT COMPANIES                                                  62.8%

AFFILIATED FIXED INCOME REGISTERED
   INVESTMENT COMPANIES                                                  21.2

REPURCHASE AGREEMENT                                                      6.7

FIXED INCOME REGISTERED
   INVESTMENT COMPANY                                                     4.7

EQUITY REGISTERED INVESTMENT
   COMPANIES                                                              4.6

Current and future portfolio holdings are subject to change and risk.

TACTICAL GROWTH & INCOME ALLOCATION FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark Tactical Growth & Income Allocation Fund (the "Fund") produced a total return of 2.40% (Class A Shares without load). In comparison, the Fund's benchmark of a 60/35/5% blend of the S&P 500 Index, the Barclays U.S. Aggregate Bond Index and the Citigroup 3-Month U.S. Treasury Bill Index, respectively, returned 8.43% for the same period.

FACTORS AFFECTING PERFORMANCE

Domestic equities rose during the Fund's reporting period, with the S&P 500 Index returning 9.1%. Telecommunications (30.6%), Consumer Staples (19.7%) and Utilities (19.3%) led equity indexes higher. Materials (-5.2%), Energy (-5.0%) and Financials (1.1%) were the worst performing sectors of the equity index. International stocks (MSCI EAFE) trailed domestic equities losing 11.0% for the same period and emerging market equities (MSCI EM) lost 13.6% for the same period. Fixed income returns were positive for the period, with the Barclays U.S. Aggregate Bond Index returning 7.3% and the Bank of America Merrill Lynch U.S. High Yield Master II Index returning 7.3%. Continuing global macroeconomic and geopolitical uncertainties, including the European sovereign debt crisis, slowing growth in China, and the economic impact of tax increases and spending cuts associated with the so-called "fiscal cliff", fueled investor concerns about U.S. economic growth and earnings. High investor risk aversion continued to be observed in mutual fund flows and other investor preferences.

During the period, the Fund maintained a tactical asset allocation that was overweight global equities and underweight bonds, compared to the Fund's benchmark weights. These tactical decisions contributed to the underperformance of the Fund versus its custom benchmark. This underperformance was primarily driven by international equity and currency exposure, as well as small-cap exposure. For the reporting period, international developed (MSCI EAFE), emerging market (MSCI EM), and small-cap (Russell 2000) equities substantially underperformed the S&P 500 Index. The Fund maintained an underweight position in developed international equities as compared to the Fund's benchmark, but this was partially offset by overweighting emerging market and small-cap equities. The Fund was overweight U.S. equities during the reporting period, with specific tilts favoring small-cap stocks, as well as healthcare, technology, real estate investment trusts ("REITs") and industrial sectors. Notable changes to the Fund's tactical allocations over the period included reducing exposure to global equities overall, as well as to REITs and healthcare sectors, while increasing exposure to small-cap equities, technology, and cash. The Fund has maintained its modest tilt towards value equities. The Fund added healthcare exposure in July 2011, by investing in Vanguard Healthcare Fund, but such holding has recently been removed from the portfolio.

The Fund benefited from an overweight to domestic equities (9.1%), REITs (13.7%), healthcare (15.4%) and a relative underweight to the MSCI EAFE (-11.0%). Large growth stocks slightly led large value stocks outperforming by -0.6%. Emerging market MSCI EM (-13.6%) stocks underperformed developed markets, which detracted from performance. Within the fixed income allocation, intermediate income and high yield bonds were in line with each index, returning 7.3%, while shorter maturity fixed income holdings detracted from performance.

The performance of the underlying funds held in the portfolio during the Fund's reporting period was mixed. Holdings in HighMark Large Cap Growth Fund, HighMark Large Cap Core Equity Fund, HighMark Equity Income Fund, HighMark Geneva Mid Cap Growth, HighMark Geneva Small Cap Growth Fund, HighMark Short Term Bond Fund and Lazard Emerging Markets Equity Portfolio outperformed their benchmarks. HighMark Value Fund, HighMark Small Cap Core Fund, HighMark Cognitive Value Fund, HighMark International Opportunities Fund, HighMark Enhanced Growth Fund, HighMark Bond Fund, Morgan Stanley Institutional U.S. Real Estate Portfolio, Fidelity Advisor Industrial Fund, Eaton Vance Income Fund of Boston and Vanguard Health Care Fund underperformed their benchmarks.

28 HIGHMARK(R) FUNDS

HIGHMARK TACTICAL GROWTH & INCOME ALLOCATION FUND INVESTMENT OBJECTIVE

HIGHMARK TACTICAL GROWTH & INCOME ALLOCATION FUND SEEKS CAPITAL APPRECIATION AND INCOME.

[PHOTO OF DAVID GOERZ]

PORTFOLIO MANAGER
DAVID GOERZ
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK TACTICAL GROWTH & INCOME ALLOCATION FUND VERSUS THE S&P 500 INDEX; THE BARCLAYS U.S. AGGREGATE BOND INDEX; THE CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX; AN UNMANAGED BLENDED INDEX OF 60% S&P 500 INDEX, 35% BARCLAYS U.S. AGGREGATE BOND INDEX AND 5% CITIGROUP 3-MONTH U.S. TREASURY BILL INDEX AND THE MORNINGSTAR MODERATE ALLOCATION CATEGORY.

                                  [LINE GRAPH]

                HighMark
             Tactical Growth   Morningstar
                & Income         Moderate    60/35/5 Hybrid^ of                      Barclays U.S.    Citigroup 3-Month
             Allocation Fund    Allocation      the following                       Aggregate Bond   U.S. Treasury Bill
              Class A Shares     Category         indexes         S&P 500 Index++       Index++           Index++^
10/12/2004   $         9,450   $    10,000   $           10,000   $        10,000   $       10,000   $           10,000
    Jul-05   $        10,286   $    10,992   $           10,784   $        11,159   $       10,226   $           10,192
    Jul-06   $        10,740   $    11,534   $           11,214   $        11,759   $       10,375   $           10,613
    Jul-07   $        12,039   $    12,953   $           12,545   $        13,656   $       10,952   $           11,150
    Jul-08   $        11,146   $    12,155   $           11,990   $        12,142   $       11,626   $           11,490
    Jul-09   $         9,776   $    10,723   $           10,883   $         9,718   $       12,538   $           11,565
    Jul-10   $        11,008   $    11,998   $           12,162   $        11,063   $       13,656   $           11,579
    Jul-11   $        12,634   $    13,666   $           13,851   $        13,237   $       14,262   $           11,594
    Jul-12   $        12,937   $    14,093   $           15,019   $        14,446   $       15,296   $           11,599

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

      ^ The since inception return shown for the index is calculated from October 31, 2004.

-------------------------------------------------------------------------------------------------------------------
                                                           ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                                ONE YEAR     3 YEAR       5 YEAR        SINCE     EXPENSE   EXPENSE
                                                 RETURN      RETURN       RETURN      INCEPTION   RATIO++   RATIO++
-------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                                  2.65%      10.06%        1.70%       4.30%+      1.83%     1.29%
-------------------------------------------------------------------------------------------------------------------
Class A Shares                                    2.40%       9.79%        1.45%       4.11%       2.08%     1.54%
-------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                           -3.24%       7.74%        0.30%       3.36%       2.08%     1.54%
-------------------------------------------------------------------------------------------------------------------
Class C Shares                                    1.67%       9.02%        0.75%       3.38%       2.58%     2.24%
-------------------------------------------------------------------------------------------------------------------
Class C Shares w/load**                           0.67%       9.02%        0.75%       3.38%       2.58%     2.24%
-------------------------------------------------------------------------------------------------------------------
Blend of 60% S&P 500 Index, 35% Barclays
   U.S. Aggregate Bond Index and 5% Citigroup
   3-Month U.S. Treasury Bill Index               8.43%      11.16%        3.56%       5.33%         --        --
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

THE FUND IS STRUCTURED AS A FUND-OF-FUNDS AND IS SUBJECT TO THE SAME RISKS AS THE UNDERLYING FUNDS IN WHICH IT INVESTS. IN ADDITION, THE FUND INDIRECTLY PAYS A PORTION OF THE EXPENSES INCURRED BY THE UNDERLYING FUNDS. THE VALUE OF THE FUND WILL FLUCTUATE IN RESPONSE TO CHANGES IN THE SHARE PRICES OF THE INVESTMENTS THAT IT OWNS. THERE IS NO GUARANTEE THAT THE FUND'S PRINCIPAL VALUE WILL INCREASE. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

 + The performance presented links the performance of Class A Shares from October 12, 2004 with performance of Fiduciary Shares, which commenced investment operations on November 15, 2006. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares. With those adjustments, performance would be higher than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 5.50% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 29

                                TOP TEN HOLDINGS

                                                                         % OF
HOLDING*                                                               PORTFOLIO
U.S. TREASURY NOTE
   3.000%, 09/30/16                                                       4.3%

TIME WARNER ENTERTAINMENT
   8.375%, 03/15/23                                                       1.8

FNMA
   3.500%, 10/01/26                                                       1.7

GEORGIA-PACIFIC
   8.000%, 01/15/24                                                       1.6

VERIZON NEW ENGLAND
   7.875%, 11/15/29                                                       1.6

GENERAL ELECTRIC CAPITAL, MTN
   2.300%, 04/27/17                                                       1.6

AEP TEXAS CENTRAL TRANSITION
   FUNDING, SER 2012-1, CL A1
   0.880%, 12/01/18                                                       1.6

FNMA
   3.500%, 09/01/25                                                       1.5

METROPOLITAN WATER DISTRICT OF
   SOUTHERN CALIFORNIA, BUILD
   AMERICA BONDS, TAXABLE, RB
   6.947%, 07/01/40                                                       1.5

CS FIRST BOSTON MORTGAGE
   SECURITIES, SER 2005-C1, CL A4
   5.014%, 02/15/38                                                       1.4

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS                                           15.7%

FINANCIALS                                                               13.8

MORTGAGE-BACKED SECURITIES                                               11.9

U.S. TREASURY OBLIGATION                                                  9.1

ASSET-BACKED SECURITIES                                                   8.7

ENERGY                                                                    6.7

MATERIALS                                                                 5.6

CONSUMER DISCRETIONARY                                                    5.0

HEALTH CARE                                                               4.7

MUNICIPAL BONDS                                                           4.4

TELECOMMUNICATION SERVICES                                                3.6

UTILITIES                                                                 3.5

INDUSTRIAL                                                                2.9

FOREIGN GOVERNMENTS                                                       1.9

INFORMATION TECHNOLOGY                                                    1.6

REGISTERED INVESTMENT COMPANY                                             0.9

*     Excludes short-term securities.

Current and future portfolio holdings are subject to change and risk.

BOND FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark Bond Fund (the "Fund") produced a total return of 6.87% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Barclays U.S. Aggregate Bond Index, returned 7.25% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by market volatility, challenging global conditions and a slow-growth economic recovery. Concerns over the European sovereign debt crisis, particularly in relation to Greece, Italy and Spain, persisted due to the possibility that a systemic event similar to the Lehman Brothers collapse in 2008 would occur. These fears were exacerbated by a downward revision in expectations for growth in the United States, as well as fears that the country would once again enter a recession.

At the beginning of the Fund's reporting period, a volatile domestic political situation led to a historic downgrade of United States government debt. Nonetheless, Treasury bonds were still regarded as a "safe haven" for investors amidst global uncertainty, and a flight to quality occurred despite the downgrade. Further quantitative easing by the Federal Reserve, known as "Operation Twist," combined with this flight to quality, led to lower rates across the yield curve, particularly on the so-called long end of the curve.

Market volatility reached a peak and then subsided in November 2011 after news that European financial institutions would have access to additional government funds and that the United States potentially avoided a recession. However, fears resurfaced over the fiscal solvency of Italy and Spain in May 2012, and volatility returned to global markets toward the latter part of the reporting period.

Overall, Treasury bonds outperformed both corporate bonds and mortgage bonds during the reporting period. The Fund was overweight corporate bonds and underweight Treasury bonds relative to its benchmark, which contributed to the Fund's underperformance. The duration of the portfolio, which was shorter than its benchmark, was another reason for the Fund's underperformance, as longer maturities outperformed shorter maturities for the period. Although the Fund's allocation to asset-backed securities contributed to overall performance, it was not enough to overcome these negative factors, and the Fund underperformed its benchmark for the reporting period.

30 HIGHMARK(R) FUNDS

HIGHMARK BOND FUND INVESTMENT OBJECTIVE

HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OF JACK MONTGOMERY]

LEAD PORTFOLIO MANAGER
JACK MONTGOMERY
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF GREGORY LUGOSI]

PORTFOLIO MANAGER
GREGORY LUGOSI
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF JEFFREY KLEIN]

PORTFOLIO MANAGER
JEFFREY KLEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK BOND FUND VERSUS THE BARCLAYS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR
INTERMEDIATE-TERM BOND CATEGORY.

                                  [LINE GRAPH]

                                      Morningstar
               HighMark Bond         Intermediate-              Barclays
               Fund Class A            Term Bond             U.S. Aggregate
                  Shares                Category              Bond Index++
Jul-02       $           9,775      $         10,000      $            10,000
Jul-03       $          10,394      $         10,601      $            10,542
Jul-04       $          10,858      $         11,079      $            11,052
Jul-05       $          11,309      $         11,562      $            11,582
Jul-06       $          11,394      $         11,689      $            11,751
Jul-07       $          11,976      $         12,260      $            12,404
Jul-08       $          12,604      $         12,510      $            13,167
Jul-09       $          13,559      $         13,163      $            14,201
Jul-10       $          14,926      $         14,679      $            15,466
Jul-11       $          15,685      $         15,465      $            16,152
Jul-12       $          16,763      $         16,515      $            17,324

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------
                                                ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                     ONE YEAR     3 YEAR       5 YEAR       10 YEAR    EXPENSE   EXPENSE
                                      RETURN      RETURN       RETURN       RETURN     RATIO++   RATIO++
--------------------------------------------------------------------------------------------------------
Fiduciary Shares                       7.11%       7.60%        7.23%       5.80%       1.01%     0.72%
--------------------------------------------------------------------------------------------------------
Class A Shares                         6.87%       7.33%        6.96%       5.54%       1.26%     0.97%
--------------------------------------------------------------------------------------------------------
Class A Shares w/load*                 4.46%       6.53%        6.46%       5.30%       1.26%     0.97%
--------------------------------------------------------------------------------------------------------
Class B Shares                         6.13%       6.63%        6.23%       4.80%       1.76%     1.65%
--------------------------------------------------------------------------------------------------------
Class B Shares w/load**                1.13%       5.74%        5.92%       4.80%       1.76%     1.65%
--------------------------------------------------------------------------------------------------------
Class C Shares                         6.36%       6.88%        6.55%       5.19%+      1.51%     1.40%
--------------------------------------------------------------------------------------------------------
Class C Shares w/load***               5.36%       6.88%        6.55%       5.19%+      1.51%     1.40%
--------------------------------------------------------------------------------------------------------
Barclays U.S. Aggregate Bond Index     7.25%       6.85%        6.91%       5.65%         --        --
--------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

  +    The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance does not reflect higher expenses applicable to this Class. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  * Reflects 2.25% front-end sales charge. Prior to December 1, 2005, the front-end sales charge was 3.25%.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 31

                                TOP TEN HOLDINGS

                                                                          % OF
HOLDING*                                                               PORTFOLIO
SAN FRANCISCO CITY & COUNTY,
   PUBLIC UTILITIES COMMISSION,
   WATER REVENUE, SER D, RB
   5.000%, 11/01/26                                                       2.3%

CALIFORNIA STATE, ECONOMIC
   RECOVERY, SER A, GO, STATE
   GUARANTEED
   5.250%, 07/01/21                                                       1.9

SAN DIEGO, PUBLIC FACILITIES
   FINANCING AUTHORITY, SEWER
   AUTHORITY, SER B, RB
   5.500%, 05/15/23                                                       1.6

SAN DIEGO COUNTY, WATER
   AUTHORITY, COP, WATER
   REVENUES, SER A, AGM INSURED
   5.000%, 05/01/26                                                       1.5

CALIFORNIA STATE, DEPARTMENT OF
   WATER RESOURCES, CENTRAL VALLEY
   PROJECT, SER A, RB
   5.000%, 12/01/22                                                       1.5

CLAREMONT, UNIFIED SCHOOL
   DISTRICT, GO
   5.000%, 08/01/28                                                       1.4

LOS ANGELES, SER A, GO,
   NATIONAL-RE INSURED
   5.000%, 09/01/12                                                       1.4

CALIFORNIA STATE, DEPARTMENT OF
   TRANSPORTATION, FEDERAL
   HIGHWAY GRANT, ANTICIPATION
   BONDS, SER A, RB, NATIONAL-RE
   FGIC INSURED
   5.000%, 02/01/14                                                       1.3

SOUTHERN CALIFORNIA, PUBLIC POWER
   AUTHORITY, POWER PROJECT
   REVENUE, CANYON POWER,
   SER A, RB
   5.000%, 07/01/25                                                       1.3

IRVINE RANCH WATER DISTRICT, SER B,
   GO, LOC BANK OF AMERICA NA
   0.160%, 10/01/41                                                       1.3

                                  FUND SECTORS

                                                                          % OF
SECTOR                                                                 PORTFOLIO
GENERAL OBLIGATIONS                                                      48.8%

REVENUE BONDS                                                            41.8

CERTIFICATE OF PARTICIPATION                                              6.6

SPECIAL ASSESSMENT                                                        2.0

REGISTERED INVESTMENT COMPANY                                             0.8

* Excludes short-term securities. Current and future portfolio holdings are subject to change and risk.

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark California Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 6.40% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Barclays 7-Year Municipal Bond Index, returned 7.97% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by volatility, challenging global conditions and a slow-growth economic recovery. Concerns over the European sovereign debt crisis, particularly in relation to Greece, Italy and Spain, persisted due to the possibility that a systemic event similar to the Lehman Brothers collapse in 2008 would occur. These fears were exacerbated by a downward revision in expectations for growth in the United States, as well as fears that the country would once again enter a recession.

At the beginning of the Fund's reporting period, a volatile domestic political situation led to a historic downgrade of United States government debt. Nonetheless, Treasury bonds were still regarded as a "safe haven" for investors amidst global uncertainty, and a flight to quality occurred despite the downgrade. Further quantitative easing by the Federal Reserve, known as "Operation Twist," combined with this flight to quality, led to lower rates across the yield curve, particularly on the so-called long end of the curve.

Market volatility reached a peak and then subsided in November 2011 after news that European financial institutions would have access to additional government funds and that the United States potentially avoided a recession. However, fears resurfaced over the fiscal solvency of Italy and Spain in May 2012 and volatility returned to global markets toward the latter part of the reporting period.

New York was the nation's largest state of issuance of municipal debt during the Fund's reporting period. California came in as the second largest issuer, and Texas was the third largest issuer during the reporting period.

The reporting period experienced low yields, as well as concerns about countries' and municipalities' abilities to pay their debts. The Fund managed to protect assets in down markets by limiting potential price risk. As risk-taking returned to the municipal market and default rates fell, lower quality, longer duration assets outperformed. The high-quality nature of the Fund's investments and their shorter duration relative to the Fund's benchmark negatively impacted performance.

As a result, the Fund underperformed its benchmark for the reporting period.

32 HIGHMARK(R) FUNDS

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND CALIFORNIA PERSONAL INCOME TAX.

[PHOTO OF ROBERT BIGELOW]

LEAD PORTFOLIO MANAGER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF RAYMOND MOW]

PORTFOLIO MANAGER
RAYMOND MOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE BARCLAYS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE/SHORT CATEGORY.

                                  [LINE GRAPH]

               HighMark           Morningstar
              California           Municipal
          Intermediate Tax-       California       Barclays 7-Year
            Free Bond Fund    Intermediate/Short   Municipal Bond
            Class A Shares         Category            Index++
Jul-02    $           9,775   $           10,000   $        10,000
Jul-03    $          10,011   $           10,195   $        10,387
Jul-04    $          10,356   $           10,607   $        10,923
Jul-05    $          10,615   $           11,012   $        11,356
Jul-06    $          10,763   $           11,232   $        11,600
Jul-07    $          11,086   $           11,602   $        12,057
Jul-08    $          11,599   $           11,825   $        12,760
Jul-09    $          12,245   $           12,136   $        13,782
Jul-10    $          12,889   $           13,055   $        14,828
Jul-11    $          13,163   $           13,414   $        15,489
Jul-12    $          14,006   $           14,540   $        16,723

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                      ONE YEAR      3 YEAR        5 YEAR        10 YEAR     EXPENSE    EXPENSE
                                       RETURN       RETURN        RETURN        RETURN      RATIO++    RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares                        6.73%        4.85%         5.06%         3.91%       1.02%      0.54%
--------------------------------------------------------------------------------------------------------------
Class A Shares                          6.40%        4.58%         4.79%         3.66%       1.27%      0.79%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                  4.05%        3.79%         4.32%         3.43%       1.27%      0.79%
--------------------------------------------------------------------------------------------------------------
Class C Shares                          5.96%        4.11%         4.30%         3.26%+      1.52%      1.24%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load**                 4.96%        4.11%         4.30%         3.26%+      1.52%      1.24%
--------------------------------------------------------------------------------------------------------------
Barclays 7-Year Municipal Bond Index    7.97%        6.66%         6.76%         5.28%         --         --
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of Fiduciary Shares from ten years ago with the performance of Class C Shares on November 28, 2003. Fiduciary Share performance does not reflect higher expenses applicable to this Class. With those adjustments, performance would be lower than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 2.25% front-end sales charge.

 **   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 33

                                TOP TEN HOLDINGS

                                                                          % OF
HOLDINGS*                                                              PORTFOLIO
CLARK COUNTY, LIMITED TAX-BOND
   BANK, GO
   5.000%, 06/01/25                                                       2.8%

LOS ANGELES, SER A, GO,
   5.000%, 09/01/23                                                       2.5

MASSACHUSETTS STATE, SCHOOL
   BUILDING AUTHORITY, SALES TAX
   REVENUE, SER A, RB, AGM
   INSURED
   5.000%, 08/15/14                                                       2.4

ALASKA STATE, INTERNATIONAL
   AIRPORTS SYSTEM, SER D, RB,
   NATIONAL-RE INSURED
   5.000%, 10/01/22                                                       2.3

IDAHO STATE, HOUSING & FINANCE
   ASSOCIATION, GRANT & REVENUE
   ANTICIPATION, FEDERAL HIGHWAY
   TRUST, SER A, RB
   5.250%, 07/15/24                                                       2.1

HONOLULU CITY AND COUNTY, SER A,
   GO, NATIONAL-RE INSURED
   5.000%, 07/01/25                                                       2.0

CHICAGO, O'HARE INTERNATIONAL
   AIRPORT, SER B, RB, AGM INSURED
   5.000%, 01/01/19                                                       2.0

HOUSTON, TEXAS UTILITY SYSTEM
   REVENUE, FIRST LIEN, SER A, RB,
   AGM INSURED
   5.250%, 11/1517                                                        1.9

SAN RAMON VALLEY, UNIFIED SCHOOL
   DISTRICT, ELECTION 2002, GO,
   AGM INSURED
   5.250%, 08/01/18                                                       1.8

CHICO, UNIFIED SCHOOL DISTRICT,
   SER B, GO, AGM INSURED
   5.000%, 08/01/25                                                       1.8

                                  FUND SECTORS

                                                                          % OF
SECTOR                                                                 PORTFOLIO
GENERAL OBLIGATIONS                                                      52.6%

REVENUE BONDS                                                            43.7

CERTIFICATE OF PARTICIPATION                                              2.0

TAX ALLOCATION                                                            1.4

REGISTERED INVESTMENT COMPANY                                             0.3

*     Excludes short-term securities.

Current and future portfolio holdings are subject to change and risk.

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark National Intermediate Tax-Free Bond Fund (the "Fund") produced a total return of 5.70% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Barclays 7-Year Municipal Bond Index, returned 7.97% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by volatility, challenging global conditions and a slow-growth economic recovery. Concerns over the European sovereign debt crisis, particularly in relation to Greece, Italy and Spain, persisted due to the possibility that a systemic event similar to the Lehman Brothers collapse in 2008 would occur. These fears were exacerbated by a downward revision in expectations for growth in the United States, as well as fears that the country would once again enter a recession.

At the beginning of the Fund's reporting period, a volatile domestic political situation led to a historic downgrade of United States government debt. Nonetheless, Treasury bonds were still regarded as a "safe haven" for investors amidst global uncertainty, and a flight to quality occurred despite the downgrade. Further quantitative easing by the Federal Reserve, known as "Operation Twist," combined with this flight to quality, led to lower rates across the yield curve, particularly on the so-called long end of the curve.

Market volatility reached a peak and then subsided in November 2011 after news that European financial institutions would have access to additional government funds and that the United States potentially avoided a recession. However, fears resurfaced over the fiscal solvency of Italy and Spain in May 2012 and volatility returned to global markets toward the latter part of the reporting period.

New York was the nation's largest state of issuance of municipal debt during the Fund's reporting period. California came in as the second largest issuer, and Texas was the third largest issuer during the reporting period.

The reporting period experienced low yields, as well as concerns about countries' and municipalities' abilities to pay their debts. The Fund managed to protect assets in down markets by limiting potential price risk. As risk-taking returned to the municipal market and default rates fell, lower quality, longer duration assets outperformed. The high-quality nature of the Fund's investments and their shorter duration relative to the Fund's benchmark negatively impacted performance.

As a result, the Fund underperformed its benchmark for the reporting period.

34 HIGHMARK(R) FUNDS

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND INVESTMENT OBJECTIVE

HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

[PHOTO OF ROBERT BIGELOW]

LEAD PORTFOLIO MANAGER
ROBERT BIGELOW
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF RAYMOND MOW]

PORTFOLIO MANAGER
RAYMOND MOW
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK NATIONAL INTERMEDIATE TAX-FREE BOND FUND VERSUS THE BARCLAYS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL NATIONAL INTERMEDIATE CATEGORY.

                                  [LINE GRAPH]

               HighMark        Morningstar
              National          Municipal
          Intermediate Tax-     National     Barclays 7-Year
            Free Bond Fund    Intermediate   Municipal Bond
           Class A Shares+      Category         Index++
Jul-02    $           9,775   $     10,000   $        10,000
Jul-03    $          10,016   $     10,220   $        10,387
Jul-04    $          10,310   $     10,670   $        10,923
Jul-05    $          10,534   $     11,073   $        11,356
Jul-06    $          10,712   $     11,267   $        11,600
Jul-07    $          11,073   $     11,633   $        12,057
Jul-08    $          11,616   $     11,947   $        12,760
Jul-09    $          12,267   $     12,450   $        13,782
Jul-10    $          12,921   $     13,436   $        14,828
Jul-11    $          13,189   $     13,824   $        15,489
Jul-12    $          13,941   $     14,980   $        16,723

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

--------------------------------------------------------------------------------------------------------------
                                                  ANNUALIZED    ANNUALIZED    ANNUALIZED     GROSS       NET
                                      ONE YEAR      3 YEAR        5 YEAR        10 YEAR     EXPENSE    EXPENSE
                                       RETURN       RETURN        RETURN        RETURN      RATIO++    RATIO++
--------------------------------------------------------------------------------------------------------------
Fiduciary Shares                        5.87%        4.62%         4.95%        3.87%+       1.08%      0.52%
--------------------------------------------------------------------------------------------------------------
Class A Shares                          5.70%        4.36%         4.71%        3.61%+       1.33%      0.77%
--------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                  3.35%        3.56%         4.24%        3.38%+       1.33%      0.77%
--------------------------------------------------------------------------------------------------------------
Class C Shares                          5.22%        3.99%^        3.78%^       3.17%+^      1.58%      1.22%
--------------------------------------------------------------------------------------------------------------
Class C Shares w/load**                 4.22%        3.99%^        3.78%^       3.17%+^      1.58%      1.22%
--------------------------------------------------------------------------------------------------------------
Barclays 7-Year Municipal Bond Index    7.97%        6.66%         6.76%        5.28%          --         --
--------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. PERFORMANCE PRESENTED STARTING TEN YEARS AGO TO OCTOBER 18, 2002 (COMMENCEMENT OF INVESTMENT OPERATIONS OF FIDUCIARY AND CLASS A SHARES) REFLECTS THE PERFORMANCE OF UBOC INTERMEDIATE MUNICIPAL BOND FUND, A COMMON TRUST FUND. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

 + The performance presented links the performance of UBOC Intermediate Municipal Bond Fund, a common trust fund (the "Common Trust Fund"), for the period prior to its consolidation with HighMark National Intermediate Tax-Free Bond Fund on October 18, 2002, as adjusted to reflect the fees and expenses associated with HighMark National Intermediate Tax-Free Bond Fund. The Common Trust Fund was not registered under the Investment Company Act of 1940, as amended, and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by such Act and the Internal Revenue Code of 1986, as amended. If the Common Trust Fund had been registered, its performance may have been lower.

 ^ For the period starting ten years ago through November 27, 2003 for Class C Shares, performance data is based on Fiduciary Share performance (whose performance data includes the performance of the Common Trust Fund for the period prior to its consolidation with the National Intermediate Tax-Free Bond Fund on October 18, 2002, as discussed above). The performance of the Fiduciary Shares during this period does not reflect Class C Shares' expenses. With those adjustments, performance would be lower than that shown. From November 28, 2003 through September 26, 2007 for Class C Shares, performance data reflects the performance of Class C Shares during that period. From September 27, 2007 through December 3, 2009, no Class C Shares were outstanding, and performance data for Class C Shares during such period is based on Fiduciary Share performance and does reflect Class C Shares' expenses. With those adjustments, performance would be lower than that shown. Class C Shares reopened on December 1, 2009.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 *    Reflects 2.25% front-end sales charge.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 35

                                TOP TEN HOLDINGS

                                                                          % OF
HOLDING*                                                               PORTFOLIO
FNMA
   3.000%, 04/01/27                                                       1.9%

SEARIVER MARITIME
   ZERO COUPON, 09/01/12                                                  1.9

AEP TEXAS CENTRAL TRANSITION
   FUNDING, SER 2012-1, CL A1
   0.880%, 12/01/18                                                       1.6

FNMA
   3.500%, 09/01/25                                                       1.5

CELLCO PARTNERSHIP/VERIZON
   WIRELESS CAPITAL
   5.550%, 02/01/14                                                       1.3

WACHOVIA
   4.875%, 02/15/14                                                       1.3

PETROBRAS INTERNATIONAL FINANCE
   3.875%, 01/27/16                                                       1.3

HEWLETT-PACKARD
   3.000%, 09/15/16                                                       1.3

AMGEN
   1.875%, 11/15/14                                                       1.3

TEVA PHARMACEUTICAL FINANCE IV
   1.700%, 11/10/14                                                       1.3

                                  FUND SECTORS

                                                                          % OF
SECTOR                                                                 PORTFOLIO
U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS                                           19.5%

FINANCIALS                                                               14.5

ASSET-BACKED SECURITIES                                                  12.9

ENERGY                                                                    8.3

MORTGAGE-BACKED SECURITIES                                                5.6

HEALTH CARE                                                               5.6

MATERIALS                                                                 4.9

CONSUMER DISCRETIONARY                                                    4.3

REGISTERED INVESTMENT COMPANY                                             4.0

TELECOMMUNICATION SERVICES                                                3.7

UTILITIES                                                                 3.5

INDUSTRIAL                                                                3.2

FOREIGN GOVERNMENTS                                                       3.1

INFORMATION TECHNOLOGY                                                    2.5

TAXABLE MUNICIPAL BONDS                                                   2.1

CONSUMER STAPLES                                                          2.0

U.S. TREASURY OBLIGATION                                                  0.3

*     Excludes short-term securities.

Current and future portfolio holdings are subject to change and risk.

SHORT TERM BOND FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark Short Term Bond Fund (the "Fund") produced a total return of 2.18% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Barclays 1-3 Year U.S. Government/Credit Bond Index, returned 1.15% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by market volatility, challenging global conditions and a slow-growth economic recovery. Concerns over the European sovereign debt crisis, particularly in relation to Greece, Italy and Spain, persisted due to the possibility that a systemic event similar to the Lehman Brothers collapse in 2008 would occur. These fears were exacerbated by a downward revision in expectations for growth in the United States, as well as fears that the country would once again enter a recession.

At the beginning of the Fund's reporting period, a volatile domestic political situation led to a historic downgrade of United States government debt. Nonetheless, Treasury bonds were still regarded as a "safe haven" for investors amidst global uncertainty, and a flight to quality occurred despite the downgrade. Further quantitative easing by the Federal Reserve, known as "Operation Twist," combined with this flight to quality, led to lower rates across the yield curve, particularly on the so-called long end of the curve.

Market volatility reached a peak and then subsided in November 2011 after news that European financial institutions would have access to additional government funds and that the United States potentially avoided a recession. However, fears resurfaced over the fiscal solvency of Italy and Spain in May 2012, and volatility returned to global markets toward the latter part of the reporting period.

Overall, Treasury bonds outperformed both corporate bonds and mortgage bonds during the reporting period. However, this rally had a minimal impact on the Fund's performance due to the shorter duration of its portfolio relative to its benchmark. The Fund also experienced a significant yield duration advantage, particularly at the beginning of the reporting period. An overweight to corporate bonds detracted from performance, but was offset by positive security selection and an overweight to the asset-backed security and corporate mortgage-backed security sectors. These two sectors, the asset-backed security and corporate mortgage-backed security sectors, drove the Fund's performance from both an income and price perspective, and the Fund outperformed its benchmark for the reporting period.

36 HIGHMARK(R) FUNDS

HIGHMARK SHORT TERM BOND FUND INVESTMENT OBJECTIVE

HIGHMARK SHORT TERM BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN FIXED-INCOME SECURITIES.

[PHOTO OF JACK MONTGOMERY]

LEAD PORTFOLIO MANAGER
JACK MONTGOMERY HIGHMARK CAPITAL
MANAGEMENT, INC.

[PHOTO OF GREGORY LUGOSI]

PORTFOLIO MANAGER
GREGORY LUGOSI
HIGHMARK CAPITAL MANAGEMENT, INC.

[PHOTO OF JEFFREY KLEIN]

PORTFOLIO MANAGER
JEFFREY KLEIN
HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK SHORT TERM BOND FUND VERSUS THE BARCLAYS 1-3 YEAR U.S. GOVERNMENT/CREDIT BOND INDEX AND THE MORNINGSTAR SHORT BOND CATEGORY.

                                  [LINE GRAPH]

                                           Barlcays 1-3 Year
            HighMark Short   Morningstar          U.S.
            Term Bond Fund   Short Bond    Government/Credit
            Class A Shares    Category        Bond Index++
11/2/2004   $        9,775   $    10,000   $          10,000
   Jul-05   $        9,792   $    10,063   $          10,086
   Jul-06   $       10,033   $    10,306   $          10,388
   Jul-07   $       10,478   $    10,782   $          10,943
   Jul-08   $       10,995   $    10,916   $          11,624
   Jul-09   $       11,531   $    11,262   $          12,217
   Jul-10   $       11,976   $    11,969   $          12,670
   Jul-11   $       12,224   $    12,287   $          12,896
   Jul-12   $       12,491   $    12,565   $          13,044

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------------------------
                                                           ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                                ONE YEAR     3 YEAR       5 YEAR        SINCE     EXPENSE   EXPENSE
                                                 RETURN      RETURN       RETURN      INCEPTION   RATIO++   RATIO++
-------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                                  2.55%       2.98%        3.87%        3.51%      0.99%     0.61%
-------------------------------------------------------------------------------------------------------------------
Class A Shares                                    2.18%       2.70%        3.58%        3.21%      1.24%     0.86%
-------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                           -0.10%       1.92%        3.10%        2.91%      1.24%     0.86%
-------------------------------------------------------------------------------------------------------------------
Class C Shares                                    1.79%       2.24%        3.12%        2.83%+     1.49%     1.31%
-------------------------------------------------------------------------------------------------------------------
Class C Shares w/load**                           0.79%       2.24%        3.12%        2.83%+     1.49%     1.31%
-------------------------------------------------------------------------------------------------------------------
Barclays 1-3 Year U.S. Government/Credit
   Bond Index                                     1.15%       2.21%        3.57%        3.44%        --        --
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

 + The performance presented links the performance of Fiduciary Shares from November 2, 2004 with the performance of Class C Shares on November 29, 2004. Fiduciary Share performance does not reflect the higher expenses applicable to this Class. With these adjustments, performance would be lower than that shown.

++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

 * Reflects 2.25% front-end sales charge. Prior to December 1, 2005, the front-end sales charge was 3.25%.

**    Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 37

                                TOP TEN HOLDINGS

                                                                         % OF
COMPANY*                                                               PORTFOLIO
SOUTHEAST WISCONSIN PROFESSIONAL
   BASEBALL PARK DISTRICT, SALES TAX
   REVENUE, REFUNDING, SER A, RB,
   NATIONAL-RE INSURED
   5.500%, 12/15/26                                                       3.2%

MADISON, COMMUNITY
   DEVELOPMENT AUTHORITY
   REVENUE, WISCONSIN ALUMNI
   RESEARCH FUND PROJECT, RB
   5.000%, 10/01/34                                                       3.0

PUERTO RICO SALES TAX FINANCING,
   CORPORATE SALES TAX REVENUE,
   FIRST SUB-SER A, RB
   6.375%, 08/01/39                                                       2.1

GLENDALE COMMUNITY
   DEVELOPMENT AUTHORITY, LEASE
   REVENUE, RB
   2.600%, 09/01/21                                                       1.9

MONROE, REDEVELOPMENT
   AUTHORITY, DEVELOPMENT
   REVENUE, MONROE CLINIC INC, RB,
   AGM INSURED
   5.875%, 02/15/39                                                       1.9

WISCONSIN CENTER DISTRICT,
   SER 1998A, JUNIOR DEDICATED
   TAX REVENUE, RB, AGM INSURED
   5.250%, 12/15/23                                                       1.8

SOUTHEAST WISCONSIN PROFESSIONAL
   BASEBALL PARK DISTRICT, SALES TAX
   REVENUE, REFUNDING, SER A, RB,
   EDTM, NATIONAL-RE INSURED
   5.500%, 12/15/19                                                       1.7

GLENDALE COMMUNITY
   DEVELOPMENT AUTHORITY, LEASE
   REVENUE, RB
   2.750%, 09/01/22                                                       1.6

PUERTO RICO SALES TAX FINANCING,
   CORPORATE SALES TAX REVENUE,
   FIRST SUB-SER A, RB
   5.500%, 08/01/37                                                       1.6

VIRGIN ISLANDS PUBLIC FINANCE
   AUTHORITY, GROSS RECEIPTS TAXES
   LOAN NOTES, RB NATIONAL-RE
   FGIC INSURED
   5.000%, 10/01/24                                                       1.6

                                  FUND SECTORS

                                                                         % OF
SECTOR                                                                 PORTFOLIO
REVENUE BONDS                                                            85.9%

REGISTERED INVESTMENT COMPANY                                             7.3

GENERAL OBLIGATIONS                                                       5.7

CERTIFICATE OF PARTICIPATION                                              1.1

*     Excludes short-term securities.

Current and future portfolio holdings are subject to change and risk.

WISCONSIN TAX-EXEMPT FUND (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark Wisconsin Tax-Exempt Fund (the "Fund") produced a total return of 8.30% (Class A Shares without load). In comparison, the Fund's benchmark, the unmanaged Barclays Municipal Bond Index, returned 10.51% for the same period.

FACTORS AFFECTING PERFORMANCE

The Fund's reporting period was generally marked by market volatility, challenging global conditions and a slow-growth economic recovery. Concerns over the European sovereign debt crisis, particularly in relation to Greece, Italy and Spain, persisted due to the possibility that a systemic event similar to the Lehman Brothers collapse in 2008 would occur. These fears were exacerbated by a downward revision in expectations for growth in the United States, as well as fears that the country would once again enter a recession.

The Federal Reserve left the federal funds rate, the rate banks charge to lend to each other, unchanged from its beginning level in the 0%-0.25% range and indicated it would remain at this level until 2014. The positive effects of "Operation Twist," a program undertaken by the Federal Reserve to sell shorter duration issues and purchase longer duration issues, were felt during the Fund's reporting period, driving yields to record low levels across the yield curve. This created a "risk-on" environment that resulted in a rally in the municipal sector. Specifically, longer duration issues outperformed shorter duration issues during the period. The Fund continued to execute on its strategy of improving the quality of its portfolio investments, which meant investing in issues that were more liquid, as well as in territory issues with stronger ratings.

The Fund's investments in municipal instruments issued by the territory of Puerto Rico contributed to performance during the reporting period, as did its overweight position relative to its benchmark in Wisconsin BBB-rated investments.

The Fund's investments in municipal bonds issued by the U.S. Virgin Islands hurt performance, as did the Fund's higher quality and shorter duration relative to its benchmark. Lower quality issues outperformed during the period. Therefore, the Fund's strategy of improving the quality of its investments negatively impacted performance.

Because of these drags on performance, the Fund underperformed its benchmark for the reporting period.

38 HIGHMARK(R) FUNDS

HIGHMARK WISCONSIN TAX-EXEMPT FUND INVESTMENT OBJECTIVE

HIGHMARK WISCONSIN TAX-EXEMPT FUND SEEKS TO PROVIDE INVESTORS WITH A HIGH LEVEL OF CURRENT INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX AND WISCONSIN PERSONAL INCOME TAX.

[PHOTO OF ERIC ZENNER]

CO-PORTFOLIO MANAGER
ERIC ZENNER
ZIEGLER LOTSOFF CAPITAL MANAGEMENT, LLC

[PHOTO OF RICHARD SCARGILL]

CO-PORTFOLIO MANAGER
RICHARD SCARGILL
ZIEGLER LOTSOFF CAPITAL MANAGEMENT, LLC

[PHOTO OF PAULA HORN]

CO-PORTFOLIO MANAGER
PAULA HORN
ZIEGLER LOTSOFF CAPITAL MANAGEMENT, LLC

[PHOTO OF MICHAEL SANDERS]

CO-PORTFOLIO MANAGER
MICHAEL SANDERS
ZIEGLER LOTSOFF CAPITAL MANAGEMENT, LLC

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN HIGHMARK WISCONSIN TAX-EXEMPT FUND VERSUS THE BARCLAYS MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL SINGLE STATE INTERMEDIATE CATEGORY.

                                  [LINE GRAPH]

                                Morningstar
        HighMark Wisconsin    Municipal Single
          Tax-Exempt Fund    State Intermediate   Barclays Municipal
          Class A Shares          Category           Bond Index++
Jul-02               9,775               10,000               10,000
Jul-03              10,191               10,253               10,360
Jul-04              10,642               10,705               10,960
Jul-05              11,144               11,141               11,656
Jul-06              11,368               11,335               11,953
Jul-07              11,768               11,723               12,463
Jul-08              12,006               11,876               12,816
Jul-09              12,354               12,384               13,471
Jul-10              13,336               13,265               14,704
Jul-11              13,640               13,606               15,180
Jul-12              14,773               14,723               16,775

      ++ Indexes are unmanaged and do not incur fees, expenses or other costs.

-------------------------------------------------------------------------------------------------------------------
                                                           ANNUALIZED   ANNUALIZED   ANNUALIZED    GROSS      NET
                                                ONE YEAR     3 YEAR       5 YEAR       10 YEAR    EXPENSE   EXPENSE
                                                 RETURN      RETURN       RETURN       RETURN     RATIO++   RATIO++
-------------------------------------------------------------------------------------------------------------------
Fiduciary Shares                                  8.57%       6.32%+      4.76%+       4.27%+      1.07%     0.66%
-------------------------------------------------------------------------------------------------------------------
Class A Shares                                    8.30%       6.14%       4.65%        4.21%       1.32%     0.91%
-------------------------------------------------------------------------------------------------------------------
Class A Shares w/load*                            5.85%       5.34%       4.17%        3.97%       1.32%     0.91%
-------------------------------------------------------------------------------------------------------------------
Class B Shares                                    7.62%       5.43%       3.92%        3.50%+      1.82%     1.61%
-------------------------------------------------------------------------------------------------------------------
Class B Shares w/load**                           2.62%       4.52%       3.58%        3.50%+      1.82%     1.61%
-------------------------------------------------------------------------------------------------------------------
Class C Shares                                    7.82%       5.67%       4.08%        3.58%+      1.57%     1.36%
-------------------------------------------------------------------------------------------------------------------
Class C Shares w/load***                          6.82%       5.67%       4.08%        3.58%+      1.57%     1.36%
-------------------------------------------------------------------------------------------------------------------
Barclays Municipal Bond Index                    10.51%       7.59%       6.12%        5.31%         --        --
-------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS. RETURNS SHOWN IN THE GRAPH AND THE TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE RETURNS FOR CERTAIN PERIODS REFLECT FEE WAIVERS AND/OR REIMBURSEMENTS IN EFFECT FOR THAT PERIOD; ABSENT FEE WAIVERS AND REIMBURSEMENTS, PERFORMANCE WOULD HAVE BEEN LOWER. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED. FOR MONTH-END PERFORMANCE DATA PLEASE CALL 1-800-433-6884 OR VISIT OUR WEBSITE AT WWW.HIGHMARKFUNDS.COM.

BONDS AND BOND FUNDS WILL TYPICALLY DECREASE IN VALUE AS INTEREST RATES RISE.

  + The performance presented links the performance of Class A Shares from ten years ago with the performance of Class B and Class C Shares on January 6, 2003 and Fiduciary Shares on August 3, 2010. Class B and Class C Share performance does not reflect the higher expenses applicable to these Classes. With these adjustments, performance would be lower than that shown. Class A Share performance has not been adjusted to reflect expenses applicable to Fiduciary Shares. With these adjustments, performance would be higher than that shown.

 ++ Per prospectus. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report. The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

  *   Reflects 2.25% front-end sales charge.

 **   Reflects maximum CDSC of 5.00%.

***   Reflects maximum CDSC of 1.00%.

                                                            HIGHMARK(R) FUNDS 39

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, which include, as applicable, redemption fees; and (2) ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in each Fund's prospectus. If these fees were applied to your account, your costs would be higher.

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                  VALUE AT     VALUE AT    EXPENSE      DURING
                                   2/1/12      7/31/12      RATIOS     PERIOD*
--------------------------------------------------------------------------------
BALANCED FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,072.60     0.99%        $ 5.10
Class A Shares ................    1,000.00    1,071.70     1.24%          6.39
Class B Shares ................    1,000.00    1,068.40     1.84%          9.46
Class C Shares ................    1,000.00    1,068.10     1.84%          9.46

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,019.94     0.99%        $ 4.97
Class A Shares ................    1,000.00    1,018.70     1.24%          6.22
Class B Shares ................    1,000.00    1,015.71     1.84%          9.22
Class C Shares ................    1,000.00    1,015.71     1.84%          9.22
-------------------------------------------------------------------------------
COGNITIVE VALUE FUND
-------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $  985.40     1.16%        $ 5.73
Class A Shares ................    1,000.00      983.70     1.47%          7.25
Class C Shares ................    1,000.00      981.50     2.07%         10.20
Class M Shares ................    1,000.00      986.20     1.07%          5.28

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,019.10     1.16%        $ 5.82
Class A Shares ................    1,000.00    1,017.55     1.47%          7.37
Class C Shares ................    1,000.00    1,014.57     2.07%         10.37
Class M Shares ................    1,000.00    1,019.54     1.07%          5.37

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                  VALUE AT     VALUE AT    EXPENSE      DURING
                                   2/1/12      7/31/12      RATIOS     PERIOD*
--------------------------------------------------------------------------------
ENHANCED GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,023.40     1.11%        $ 5.58
Class A Shares ................    1,000.00    1,022.10     1.45%          7.29
Class C Shares ................    1,000.00    1,018.30     2.05%         10.29
Class M Shares ................    1,000.00    1,024.20     1.05%          5.28

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,019.34     1.11%        $ 5.57
Class A Shares ................    1,000.00    1,017.65     1.45%          7.27
Class C Shares ................    1,000.00    1,014.67     2.05%         10.27
Class M Shares ................    1,000.00    1,019.64     1.05%          5.27
--------------------------------------------------------------------------------
EQUITY INCOME FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,080.30     0.88%        $ 4.55
Class A Shares ................    1,000.00    1,079.10     1.15%          5.94
Class B Shares ................    1,000.00    1,076.50     1.75%          9.04
Class C Shares ................    1,000.00    1,076.40     1.75%          9.03

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,020.49     0.88%        $ 4.42
Class A Shares ................    1,000.00    1,019.14     1.15%          5.77
Class B Shares ................    1,000.00    1,016.16     1.75%          8.77
Class C Shares ................    1,000.00    1,016.16     1.75%          8.77

40 HIGHMARK(R) FUNDS

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                  VALUE AT     VALUE AT    EXPENSE      DURING
                                   2/1/12      7/31/12      RATIOS     PERIOD*
--------------------------------------------------------------------------------
GENEVA MID CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $  997.90     1.14%        $ 5.66
Class A Shares ................    1,000.00      997.00     1.39%          6.90
Class B Shares ................    1,000.00      993.90     1.99%          9.87
Class C Shares ................    1,000.00      993.90     1.99%          9.87

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,019.19     1.14%        $ 5.72
Class A Shares ................    1,000.00    1,017.95     1.39%          6.97
Class B Shares ................    1,000.00    1,014.97     1.99%          9.97
Class C Shares ................    1,000.00    1,014.97     1.99%          9.97
--------------------------------------------------------------------------------
GENEVA SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,023.60     1.35%        $ 6.79
Class A Shares ................    1,000.00    1,022.20     1.62%          8.15
Class C Shares ................    1,000.00    1,019.20     2.22%         11.15

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,018.15     1.35%        $ 6.77
Class A Shares ................    1,000.00    1,016.81     1.62%          8.12
Class C Shares ................    1,000.00    1,013.82     2.22%         11.12
--------------------------------------------------------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00    $ 998.40     1.31%        $ 6.51
Class A Shares ................    1,000.00      998.40     1.49%          7.40
Class C Shares ................    1,000.00      995.20     2.17%         10.76
Class M Shares ................    1,000.00      998.40     1.17%          5.81

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,018.35     1.31%        $ 6.57
Class A Shares ................    1,000.00    1,017.45     1.49%          7.47
Class C Shares ................    1,000.00    1,014.07     2.17%         10.87
Class M Shares ................    1,000.00    1,019.05     1.17%          5.87
--------------------------------------------------------------------------------
LARGE CAP CORE EQUITY FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,062.90     0.93%        $ 4.77
Class A Shares ................    1,000.00    1,061.50     1.23%          6.30
Class C Shares ................    1,000.00    1,059.40     1.83%          9.37

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,020.24     0.93%        $ 4.67
Class A Shares ................    1,000.00    1,018.75     1.23%          6.17
Class C Shares ................    1,000.00    1,015.76     1.83%          9.17
--------------------------------------------------------------------------------
LARGE CAP GROWTH FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,095.70     1.01%        $ 5.26
Class A Shares ................    1,000.00    1,094.50     1.27%          6.61
Class B Shares ................    1,000.00    1,092.00     1.87%          9.73
Class C Shares ................    1,000.00    1,091.80     1.87%          9.73

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,019.84     1.01%        $ 5.07
Class A Shares ................    1,000.00    1,018.55     1.27%          6.37
Class B Shares ................    1,000.00    1,015.56     1.87%          9.37
Class C Shares ................    1,000.00    1,015.56     1.87%          9.37

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                  VALUE AT     VALUE AT    EXPENSE      DURING
                                   2/1/12      7/31/12      RATIOS     PERIOD*
--------------------------------------------------------------------------------
NYSE ARCA TECH 100 INDEX FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,036.50     0.81%        $ 4.10
Class A Shares ................    1,000.00    1,035.00     1.08%          5.46
Class B Shares ................    1,000.00    1,032.10     1.68%          8.49
Class C Shares ................    1,000.00    1,032.10     1.68%          8.49

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,020.84     0.81%        $ 4.07
Class A Shares ................    1,000.00    1,019.49     1.08%          5.42
Class B Shares ................    1,000.00    1,016.51     1.68%          8.42
Class C Shares ................    1,000.00    1,016.51     1.68%          8.42
--------------------------------------------------------------------------------
SMALL CAP CORE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,022.90     1.33%        $ 6.69
Class A Shares ................    1,000.00    1,021.50     1.62%          8.14
Class C Shares ................    1,000.00    1,018.80     2.22%         11.14

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,018.25     1.33%        $ 6.67
Class A Shares ................    1,000.00    1,016.81     1.62%          8.12
Class C Shares ................    1,000.00    1,013.82     2.22%         11.12
--------------------------------------------------------------------------------
VALUE FUND**
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,036.10     1.00%        $ 5.06
Class A Shares ................    1,000.00    1,034.70     1.26%          6.37
Class B Shares ................    1,000.00    1,031.70     1.86%          9.40
Class C Shares ................    1,000.00    1,032.10     1.86%          9.40
Class U Shares ................    1,000.00    1,037.00     0.86%          5.03

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,019.89     1.00%        $ 5.02
Class A Shares ................    1,000.00    1,018.60     1.26%          6.32
Class B Shares ................    1,000.00    1,015.61     1.86%          9.32
Class C Shares ................    1,000.00    1,015.61     1.86%          9.32
Class U Shares ................    1,000.00    1,023.75     0.86%          4.99
--------------------------------------------------------------------------------
TACTICAL CAPITAL GROWTH ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,028.10     0.33%        $ 1.66
Class A Shares ................    1,000.00    1,027.00     0.58%          2.92
Class C Shares ................    1,000.00    1,023.10     1.28%          6.44

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,023.22     0.33%        $ 1.66
Class A Shares ................    1,000.00    1,021.98     0.58%          2.92
Class C Shares ................    1,000.00    1,018.50     1.28%          6.42
--------------------------------------------------------------------------------
TACTICAL GROWTH & INCOME ALLOCATION FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,027.10     0.33%        $ 1.66
Class A Shares ................    1,000.00    1,025.90     0.58%          2.92
Class C Shares ................    1,000.00    1,022.10     1.28%          6.44

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,023.22     0.33%        $ 1.66
Class A Shares ................    1,000.00    1,021.98     0.58%          2.92
Class C Shares ................    1,000.00    1,018.50     1.28%          6.42

                                                            HIGHMARK(R) FUNDS 41

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

                                  BEGINNING     ENDING        NET      EXPENSES
                                   ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                  VALUE AT     VALUE AT    EXPENSE      DURING
                                   2/1/12      7/31/12      RATIOS     PERIOD*
--------------------------------------------------------------------------------
BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,034.30     0.74%        $ 3.74
Class A Shares ................    1,000.00    1,032.70     0.99%          5.00
Class B Shares ................    1,000.00    1,030.10     1.67%          8.43
Class C Shares ................    1,000.00    1,030.70     1.42%          7.17

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,021.18     0.74%        $ 3.72
Class A Shares ................    1,000.00    1,019.94     0.99%          4.97
Class B Shares ................    1,000.00    1,016.56     1.67%          8.37
Class C Shares ................    1,000.00    1,017.80     1.42%          7.12
--------------------------------------------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,016.30     0.54%        $ 2.71
Class A Shares ................    1,000.00    1,014.20     0.79%          3.96
Class C Shares ................    1,000.00    1,012.00     1.24%          6.20

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,022.18     0.54%        $ 2.72
Class A Shares ................    1,000.00    1,020.93     0.79%          3.97
Class C Shares ................    1,000.00    1,018.70     1.24%          6.22
--------------------------------------------------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,014.10     0.52%        $ 2.60
Class A Shares ................    1,000.00    1,012.80     0.77%          3.85
Class C Shares ................    1,000.00    1,010.50     1.22%          6.10

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,022.28     0.52%        $ 2.61
Class A Shares ................    1,000.00    1,021.03     0.77%          3.87
Class C Shares ................    1,000.00    1,018.80     1.22%          6.12
--------------------------------------------------------------------------------
SHORT TERM BOND FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,015.70     0.61%        $ 3.06
Class A Shares ................    1,000.00    1,013.40     0.88%          4.41
Class C Shares ................    1,000.00    1,011.90     1.33%          6.65

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,021.83     0.61%        $ 3.07
Class A Shares ................    1,000.00    1,020.49     0.88%          4.42
Class C Shares ................    1,000.00    1,018.25     1.33%          6.67
--------------------------------------------------------------------------------
WISCONSIN TAX-EXEMPT FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares ..............   $1,000.00   $1,019.40     0.65%        $ 3.26
Class A Shares ................    1,000.00    1,018.10     0.90%          4.52
Class B Shares ................    1,000.00    1,015.40     1.60%          8.02
Class C Shares ................    1,000.00    1,016.80     1.36%          6.82

HYPOTHETICAL
Fiduciary Shares ..............   $1,000.00   $1,021.63     0.65%        $ 3.27
Class A Shares ................    1,000.00    1,020.39     0.90%          4.52
Class B Shares ................    1,000.00    1,016.91     1.60%          8.02
Class C Shares ................    1,000.00    1,018.10     1.36%          6.82

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period).

**    Value Fund Class U commenced operations on January 4, 2012.

42 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

BALANCED FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
   COMMON STOCK - 64.0%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 7.8%
     Bed Bath & Beyond *                                    3,220   $    196,259
     Dick's Sporting Goods                                  5,855        287,598
     Dollar Tree *                                          5,100        256,734
     PetSmart                                               4,805        317,659
     Sally Beauty Holdings *                               10,710        282,958
     TJX Companies                                          6,575        291,141
     Yum! Brands                                            4,080        264,547
                                                                    ------------
                                                                       1,896,896
                                                                    ------------
   CONSUMER STAPLES - 9.1%
     Altria Group                                          11,080        398,548
     Anheuser-Busch InBev NV, SP ADR                        4,385        347,380
     Coca-Cola                                              3,530        285,224
     Costco Wholesale                                       2,330        224,099
     Kraft Foods, Cl A                                      9,290        368,906
     Philip Morris International                            4,085        373,532
     Procter & Gamble                                       3,500        225,890
                                                                    ------------
                                                                       2,223,579
                                                                    ------------
   ENERGY - 7.4%
     BG Group PLC, SP ADR                                  10,755        213,057
     Chevron                                                2,785        305,180
     ExxonMobil                                             8,290        719,987
     Occidental Petroleum                                   4,690        408,171
     Royal Dutch Shell PLC, ADR                             2,435        166,067
                                                                    ------------
                                                                       1,812,462
                                                                    ------------
   FINANCIALS - 7.8%
     American Tower REIT                                    5,890        425,906
     Arch Capital Group * ++                                5,300        205,640
     US Bancorp                                            16,775        561,963
     Wells Fargo                                           21,425        724,379
                                                                    ------------
                                                                       1,917,888
                                                                    ------------
   HEALTH CARE - 4.7%
     Covidien ++                                            3,405        190,271
     Fresenius Medical Care, ADR                            2,295        165,309
     Johnson & Johnson                                      4,450        308,029
     Merck                                                  4,880        215,550
     Pfizer                                                11,287        271,339
                                                                    ------------
                                                                       1,150,498
                                                                    ------------
   INDUSTRIAL - 8.1%
     Danaher                                               12,685        669,895
     Donaldson                                              7,480        255,292
     JB Hunt Transport Services                             5,450        299,859
     Stericycle *                                           3,120        289,692
     United Parcel Service, Cl B                            2,295        173,525
     WW Grainger                                            1,430        292,907
                                                                    ------------
                                                                       1,981,170
                                                                    ------------

--------------------------------------------------------------------------------
Description                                            Shares/Par          Value
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - 12.2%
     Accenture, Cl A ++                                     2,715   $    163,714
     Analog Devices                                         8,090        316,157
     ANSYS *                                                2,385        143,005
     Apple *                                                1,750      1,068,830
     Broadcom, Cl A                                         6,310        213,783
     EMC *                                                 16,830        441,114
     International Business Machines                        1,635        320,427
     Qualcomm                                               5,490        327,643
                                                                    ------------
                                                                       2,994,673
                                                                    ------------
   MATERIALS - 5.7%
     Ecolab                                                 8,725        571,051
     Praxair                                                8,040        834,230
                                                                    ------------
                                                                       1,405,281
                                                                    ------------
   UTILITIES - 1.2%
     ITC Holdings                                           1,975        146,525
     Wisconsin Energy                                       3,435        139,942
                                                                    ------------
                                                                         286,467
                                                                    ------------
     TOTAL COMMON STOCK
       (Cost $11,373,055)                                             15,668,914
                                                                    ------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 16.7%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 2.1%
     CCO Holdings / CCO Holdings Capital
       7.375%, 06/01/20                                 $  50,000         55,500
     Comcast
       5.700%, 07/01/19                                    50,000         60,733
     DIRECTV Holdings / DIRECTV
       Financing
       2.400%, 03/15/17                                    50,000         51,329
     Gap
       5.950%, 04/12/21                                    45,000         47,525
     Iron Mountain
       7.750%, 10/01/19                                    25,000         27,750
     Levi Strauss
       6.875%, 05/01/22                                    50,000         51,437
     Sally Holdings / Sally Capital
       5.750%, 06/01/22                                    30,000         32,063
     Staples
       9.750%, 01/15/14                                    50,000         55,702
     Time Warner Entertainment
       8.375%, 03/15/23                                   100,000        139,870
                                                                    ------------
                                                                         521,909
                                                                    ------------
   ENERGY - 2.9%
     Cimarex Energy
       5.875%, 05/01/22                                    35,000         37,275
     El Paso Pipeline Partners
       Operating
       5.000%, 10/01/21                                    60,000         65,448
     Energy Transfer Partners
       9.700%, 03/15/19                                   100,000        129,797

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 43

SCHEDULE OF INVESTMENTS
JULY 31, 2012

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   ENERGY - (CONTINUED)
     Kinder Morgan Energy Partners
       3.950%, 09/01/22                                 $  75,000   $     79,129
     Magellan Midstream Partners
       6.550%, 07/15/19                                    50,000         61,099
     Newfield Exploration
       5.625%, 07/01/24                                    35,000         37,319
     Petrobras International Finance
       3.875%, 01/27/16                                    75,000         77,969
     Petrohawk Energy
       7.875%, 06/01/15                                    61,000         63,440
     Transocean
       5.050%, 12/15/16                                    50,000         55,358
     Weatherford International
       4.500%, 04/15/22                                    40,000         41,849
     Williams Partners
       4.125%, 11/15/20                                    50,000         54,364
                                                                    ------------
                                                                         703,047
                                                                    ------------
   FINANCIALS - 4.9%
     American International Group
       4.250%, 09/15/14                                   100,000        104,492
     Bank of America, MTN
       5.650%, 05/01/18                                   100,000        110,399
     BB&T, MTN
       2.150%, 03/22/17                                    50,000         51,566
     Berkshire Hathaway Finance
       5.400%, 05/15/18                                    50,000         60,371
     Boston Properties
       4.125%, 05/15/21                                    50,000         54,072
     Capital One Bank USA
       8.800%, 07/15/19                                    30,000         38,640
     Capital One Financial
       4.750%, 07/15/21                                    25,000         27,850
     Citigroup
       4.750%, 05/19/15                                    75,000         79,441
     Ford Motor Credit
       5.000%, 05/15/18                                   100,000        106,586
     GE Global Insurance
       7.750%, 06/15/30                                    90,000        114,403
     General Electric Capital, MTN
       2.300%, 04/27/17                                   100,000        102,226
     JPMorgan Chase
       4.250%, 10/15/20                                   100,000        108,342
     Lehman Brothers Holdings, MTN (B)
       5.625%, 01/24/13                                   125,000         30,313
     NASDAQ OMX Group
       5.250%, 01/16/18                                    50,000         53,930
     SLM, MTN
       6.000%, 01/25/17                                    40,000         41,900
     Wells Fargo
       5.625%, 12/11/17                                   100,000        118,729
                                                                    ------------
                                                                       1,203,260
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FOREIGN GOVERNMENT - 0.2%
     Export-Import Bank of Korea
       4.000%, 01/11/17                                $   50,000   $     53,573
                                                                    ------------
   HEALTH CARE - 1.3%
     Amgen
       3.875%, 11/15/21                                    50,000         54,622
       3.625%, 05/15/22                                    50,000         53,301
     Gilead Sciences
       4.400%, 12/01/21                                    25,000         28,401
     Laboratory Corp of America Holdings
       4.625%, 11/15/20                                    50,000         55,764
     Teva Pharmaceutical Finance
       3.650%, 11/10/21                                    50,000         54,470
     Wellpoint
       6.000%, 02/15/14                                    58,000         62,319
                                                                    ------------
                                                                         308,877
                                                                    ------------
   INDUSTRIAL - 1.1%
     Continental Airlines Pass
       Through
       Trust Ser 2010-1, Cl A
       4.750%, 01/12/21                                    71,576         75,155
     Delta Air Lines, Ser 11-1A
       5.300%, 04/15/19                                    32,582         34,863
     L-3 Communications, Ser B
       6.375%, 10/15/15                                    51,000         52,084
     Masco
       5.950%, 03/15/22                                    40,000         41,814
     Republic Services
       3.550%, 06/01/22                                    30,000         31,551
     United Technologies
       3.100%, 06/01/22                                    25,000         26,887
                                                                    ------------
                                                                         262,354
                                                                    ------------
   INFORMATION TECHNOLOGY - 0.5%
     Hewlett-Packard
       4.375%, 09/15/21                                    75,000         77,186
     Xerox
       2.950%, 03/15/17                                    50,000         50,545
                                                                    ------------
                                                                         127,731
                                                                    ------------
   MATERIALS - 2.3%
     Alcoa
       5.400%, 04/15/21                                    50,000         51,251
     ArcelorMittal
       4.500%, 02/25/17                                    50,000         49,497
     Ball
       7.375%, 09/01/19                                    65,000         72,150
     Dow Chemical
       4.250%, 11/15/20                                    75,000         83,633
     Ecolab
       4.350%, 12/08/21                                    40,000         45,348
     Georgia-Pacific
       8.000%, 01/15/24                                    75,000        103,010

        The accompanying notes are an integral part of the financial statements.

44 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   MATERIALS - (CONTINUED)
     Rio Tinto Finance USA
       6.500%, 07/15/18                                $   25,000   $     31,205
     Teck Resources
       10.250%, 05/15/16                                   75,000         82,875
     Vale Overseas
       4.375%, 01/11/22                                    35,000         36,583
                                                                    ------------
                                                                         555,552
                                                                    ------------
   TELECOMMUNICATION SERVICES - 0.9%
     Telefonica Emisiones SAU
       3.992%, 02/16/16                                    60,000         56,129
     Verizon Maryland
       8.000%, 10/15/29                                    75,000         97,459
     Verizon New England
       7.875%, 11/15/29                                    50,000         62,679
                                                                    ------------
                                                                         216,267
                                                                    ------------
   UTILITIES - 0.5%
     Exelon Generation                                     50,000         58,647
       6.200%, 10/01/17
     Sempra Energy                                         50,000         61,440
       6.150%, 06/15/18
                                                                    ------------
                                                                         120,087
                                                                    ------------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $3,881,331)                                               4,072,657
                                                                    ------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 4.3%
--------------------------------------------------------------------------------
     FHLMC Gold
       6.000%, 09/01/17                                    29,823         31,879
       5.000%, 10/01/20                                    12,333         13,269
       4.500%, 03/01/18                                    10,854         11,549
       4.500%, 05/01/19                                    15,514         16,665
       4.500%, 07/01/23                                    27,630         29,551
     FNMA
       8.000%, 05/01/25                                     9,993         10,387
       7.000%, 07/01/26                                    12,211         14,041
       7.000%, 12/01/27                                    10,482         12,067
       6.500%, 05/01/14                                     7,489          7,818
       6.500%, 01/01/28                                     8,425          9,696
       6.000%, 02/01/17                                    33,059         35,325
       6.000%, 03/01/28                                    12,482         14,048
       5.500%, 12/01/17                                    34,371         37,233
       5.000%, 12/01/17                                     8,522          9,259
       5.000%, 04/01/18                                    46,016         49,994
       5.000%, 11/01/18                                     5,244          5,697
       5.000%, 09/01/25                                    60,360         65,343
       5.000%, 03/01/34                                    87,539         95,883
       4.500%, 02/01/19                                    42,577         46,031
       4.500%, 05/01/19                                   106,567        115,146
       4.500%, 06/01/19                                    14,646         15,825
       4.000%, 09/01/18                                    10,491         11,301

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
--------------------------------------------------------------------------------
   OBLIGATIONS - (CONTINUED)
     FNMA (continued)
       4.000%, 01/01/26                                $   67,458   $     72,182
       3.500%, 09/01/25                                    99,814        106,165
       3.500%, 10/01/26                                   109,190        116,138
     GNMA
       7.000%, 02/15/26                                    13,546         16,158
       7.000%, 10/15/27                                    12,019         14,402
       7.000%, 03/15/29                                    14,112         16,894
       6.500%, 05/15/28                                    10,531         12,446
       6.500%, 01/15/29                                    10,909         12,736
       6.000%, 04/15/29                                    30,875         35,245
                                                                    ------------
     TOTAL U.S. GOVERNMENT AGENCY
       MORTGAGE-BACKED OBLIGATIONS
       (Cost $999,515)                                                 1,060,373
                                                                    ------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 3.6%
--------------------------------------------------------------------------------
     Chase Mortgage Finance,
       Ser 2004-S1, CI A3
       5.500%, 02/25/19                                    47,191         48,948
     Citicorp Mortgage Securities,
       Ser 2003-10, Cl A1
       4.500%, 11/25/18                                    44,912         46,165
     CS First Boston Mortgage
       Securities,
       Ser 2005-C1, Cl A4 (C)
       5.014%, 02/15/38                                   150,000        162,897
     DBUBS Mortgage Trust,
       Ser 2011-LC1A, Cl A1 (A)
       3.742%, 11/10/46                                    72,765         78,806
     Lehman Mortgage Trust,
       Ser 2007-8, Cl 1A1
       6.000%, 09/25/37                                   140,792        122,272
     Morgan Stanley Capital I,
       Ser 2003-T11, Cl A4
       5.150%, 06/13/41                                    95,377         98,124
     Sequoia Mortgage Trust,
       Ser 2012-2, Cl A2 (C)
       3.500%, 04/25/42                                    72,785         76,312
       Ser 2012-1, Cl 2A1 (C)
       3.474%, 01/25/42                                    45,399         46,718
     Wells Fargo Mortgage Backed
       Securities Trust,
       Ser 2007-7, Cl A1
       6.000%, 06/25/37                                   133,555        124,172
       Ser 2004-2, Cl A1
       5.000%, 02/25/19                                    56,938         58,232
       Ser 2003-M, Cl A1 (C)
       4.692%, 12/25/33                                    17,709         17,978
                                                                    ------------
     TOTAL MORTGAGE-BACKED SECURITIES
       (Cost $877,136)                                                   880,624
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 45

SCHEDULE OF INVESTMENTS
JULY 31, 2012

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 1.9%
--------------------------------------------------------------------------------
     AEP Texas Central Transition Funding,
       Ser 2012-1, Cl A1
       0.880%, 12/01/18                                $  100,000   $    100,647
     Avis Budget Rental Car Funding
       AESOP, Ser 2011-1A, Cl A (A)
       1.850%, 11/20/14                                   100,000        100,750
     Hertz Vehicle Financing,
       Ser 2011-1A, Cl A1 (A)
       2.200%, 03/25/16                                   100,000        102,497
     SLM Student Loan Trust,
       Ser 2011-A, Cl A1 (A) (C)
       1.249%, 10/15/24                                    77,867         78,004
     World Omni Auto Receivables Trust,
       Ser 2011-A, Cl A4
       1.910%, 04/15/16                                    75,000         76,862
                                                                    ------------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $452,867)                                                   458,760
                                                                    ------------
--------------------------------------------------------------------------------
   TAXABLE MUNICIPAL BONDS - 1.4%
--------------------------------------------------------------------------------
   CALIFORNIA - 1.3%
     California State, Public School
       Improvements, Taxable, GO
       6.200%, 10/01/19                                    50,000         59,904
     Los Angeles, Department of
       Water & Power Revenue,
       Build America Bonds,
       Taxable, RB
       6.574%, 07/01/45                                    50,000         74,727
     Metropolitan Water District of
       Southern California, Build
       America Bonds, Taxable, RB
       6.947%, 07/01/40                                   100,000        122,528
     University of California
       Revenue, Build America Bonds,
       Taxable, RB (C)
       1.988%, 05/15/50                                    50,000         50,556
                                                                    ------------
                                                                         307,715
                                                                    ------------
   NEW JERSEY - 0.1%
     New Jersey State, Turnpike
       Authority Turnpike Revenue,
       Build America Bonds,
       Taxable, RB
       7.102%, 01/01/41                                    25,000         36,495
                                                                    ------------
     TOTAL TAXABLE MUNICIPAL BONDS
       (Cost $283,473)                                                   344,210
                                                                    ------------

--------------------------------------------------------------------------------
Description                                            Shares/Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.0%
--------------------------------------------------------------------------------
     Dreyfus Cash Management                                3,247   $      3,247
                                                                    ------------
     TOTAL REGISTERED INVESTMENT COMPANY
       (Cost $3,247)                                                       3,247
                                                                    ------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 8.3%
--------------------------------------------------------------------------------
       Credit Suisse Securities (USA)
         0.150%, dated 07/31/12,
         mature on 08/01/12,
         repurchase price $2,035,481
         (collateralized by a U.S. Treasury
         obligation, par value
         $2,030,000, 1.0%, 03/31/17,
         total market value $2,079,666)               $ 2,035,472      2,035,472
                                                                    ------------
       TOTAL REPURCHASE AGREEMENT
         (Cost $2,035,472)                                             2,035,472
                                                                    ------------
     TOTAL INVESTMENTS - 100.2%
       (Cost $19,906,096)                                             24,524,257
                                                                    ------------
     OTHER ASSETS & LIABILITIES, NET - (0.2)%                            (47,211)
                                                                    ------------
     NET ASSETS - 100.0%                                            $ 24,477,046
                                                                    ============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A)-4, 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUES OF THESE SECURITIES AS OF JULY 31, 2012 WERE $360,057 AND REPRESENTED 1.5% OF NET ASSETS.

(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JULY 31, 2012, THE VALUE OF THESE SECURITIES AMOUNTED TO $30,313, WHICH REPRESENTS 0.1% OF NET ASSETS.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2012.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO     - GENERAL OBLIGATION
MTN    - MEDIUM TERM NOTE
PLC    - PUBLIC LIABILITY COMPANY
RB     - REVENUE BOND
REIT   - REAL ESTATE INVESTMENT TRUST
SER    - SERIES
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

        The accompanying notes are an integral part of the financial statements.

46 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

BALANCED FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                          LEVEL 2        LEVEL 3
                                                         TOTAL FAIR       LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                          VALUE AT         QUOTED       OBSERVABLE     UNOBSERVABLE
                                                          07/31/12         PRICE          INPUTS         INPUTS
                                                        ------------   -------------   ------------   -------------
   Common Stock **                                      $ 15,668,914   $  15,668,914   $         --   $          --
   Corporate Obligations                                   4,072,657              --      4,072,657              --
   U.S. Government Agency Mortgage-Backed Obligations      1,060,373              --      1,060,373              --
   Mortgage-Backed Securities                                880,624              --        880,624              --
   Asset-Backed Securities                                   458,760              --        458,760              --
   Taxable Municipal Obligations                             344,210              --        344,210              --
   Repurchase Agreement                                    2,035,472              --      2,035,472              --
   Registered Investment Company                               3,247           3,247             --              --
                                                        ------------   -------------   ------------   -------------
Total:                                                  $ 24,524,257   $  15,672,161   $  8,852,096   $          --
                                                        ============   =============   ============   =============

**    See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 47

SCHEDULE OF INVESTMENTS
JULY 31, 2012

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 95.0%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 12.8%
      Aaron's *                                            12,100   $    354,893
      Ark Restaurants                                      11,700        174,447
      Ascena Retail Group *                                30,600        561,204
      Ballantyne Strong *                                  14,500         77,575
      Belo, Cl A                                           65,000        445,250
      Bluegreen *                                          75,600        362,124
      Blyth                                                11,800        404,504
      Cabela's *                                           17,100        785,574
      Chico's FAS                                          28,400        435,088
      Coinstar *                                            9,300        441,657
      Cooper Tire & Rubber                                 17,500        305,725
      Crown Crafts                                         29,200        160,892
      CSS Industries                                       15,600        292,344
      Dillard's, Cl A                                       7,200        469,656
      Flexsteel Industries                                 14,700        314,433
      Gannett                                              32,500        458,575
      Harman International Industries                       6,200        250,170
      Hot Topic                                            51,200        520,192
      LeapFrog Enterprises *                               27,800        319,422
      Luby's *                                              3,000         19,890
      Marriott Vacations Worldwide *                        3,200         99,264
      Movado Group                                         13,300        311,752
      Multimedia Games Holding *                            9,100        128,765
      Nautilus *                                           98,149        314,077
      Penn National Gaming *                                5,400        210,168
      Rent-A-Center                                        16,900        600,964
      RG Barry                                             12,700        169,164
      Rick's Cabaret International *                       47,100        397,524
      Saga Communications, Cl A *                           2,300         77,970
      Skechers U.S.A., Cl A *                               1,300         25,922
      Texas Roadhouse                                      15,700        271,767
      Thor Industries                                      12,400        356,252
      True Religion Apparel                                12,100        317,504
      Unifi *                                               6,200         68,696
                                                                    ------------
                                                                      10,503,404
                                                                    ------------
   CONSUMER STAPLES - 3.1%
      Andersons                                            11,500        436,655
      Cal-Maine Foods                                      16,900        637,637
      Cott (Canada) *                                      15,000        126,450
      John B Sanfilippo & Son *                            12,100        205,216
      Oil-Dri                                               7,600        166,668
      Orchids Paper Products                                9,000        153,000
      Snyders-Lance                                        11,000        257,730
      Susser Holdings *                                     4,500        162,495
      Universal                                             4,700        214,038
      USANA Health Sciences *                               4,000        179,920
                                                                    ------------
                                                                       2,539,809
                                                                    ------------
   ENERGY - 5.8%
      Adams Resources & Energy                              7,000        290,920
      Cloud Peak Energy *                                  29,400        486,570

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   ENERGY - (CONTINUED)
      Contango Oil & Gas *                                  5,100   $    302,175
      CVR Energy *                                         28,800        822,528
      Helix Energy Solutions Group *                       49,400        883,272
      McDermott International *                            39,200        458,640
      Natural Gas Services Group *                         18,800        272,600
      Parker Drilling *                                    40,800        188,904
      Vaalco Energy *                                      37,011        271,291
      Western Refining                                     34,800        818,844
                                                                    ------------
                                                                       4,795,744
                                                                    ------------
   FINANCIALS - 25.6%
      1st Source                                           32,200        715,484
      Allied World Assurance Co
         Holdings AG ++                                     9,550        720,357
      American Assets Trust REIT                           11,500        299,000
      AMERISAFE *                                          25,700        641,600
      Associated Bancorp                                   31,500        393,435
      Bar Harbor Bankshares                                 2,300         80,109
      Berkshire Bancorp *                                   9,600         79,392
      C&F Financial                                         3,100        126,883
      Calamos Asset Management, Cl A                       26,600        281,162
      Center Bancorp                                       17,900        197,795
      Central Pacific Financial *                          41,900        561,460
      Century Bancorp, Cl A                                 3,200         96,256
      Citizens & Northern                                  31,000        573,190
      Citizens Republic Bancorp *                          33,100        595,800
      CoBiz Financial                                      25,300        169,510
      Commerce Bancshares                                   5,300        208,714
      Douglas Emmett REIT                                  10,300        242,153
      Dupont Fabros Technology REIT                        14,900        400,810
      Extra Space Storage REIT                             22,300        730,102
      Farmers National Banc                                13,300         78,204
      Financial Institutions                               26,700        459,240
      First Merchants                                      42,800        609,044
      Government Properties Income
         Trust REIT                                         3,700         84,730
      Granite Real Estate (Canada)                          6,100        217,038
      Hanmi Financial *                                    15,400        168,630
      HCC Insurance Holdings                               10,500        321,720
      Heartland Financial USA                               6,500        169,845
      Highwoods Properties REIT                             9,700        328,539
      Home Properties REIT                                  6,700        439,587
      Lexington Realty Trust REIT                          25,100        224,394
      Mack-Cali Realty REIT                                 8,500        227,715
      MainSource Financial Group                           12,800        149,504
      Meadowbrook Insurance Group                          21,900        154,176
      Mercantile Bank *                                     8,842        146,423
      Mercury General                                      12,600        456,372
      MicroFinancial                                       37,200        358,980
      Mission West Properties REIT                         45,500        400,855
      Monmouth Real Estate Investment
         REIT, Cl A                                        30,100        335,314

        The accompanying notes are an integral part of the financial statements.

48 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Montpelier Re Holdings ++                            31,600   $    640,216
      National Retail Properties REIT                      10,100        297,950
      Nelnet, Cl A                                         18,400        432,584
      Peapack Gladstone Financial                           1,800         27,540
      Peoples Bancorp                                      14,200        310,412
      Post Properties REIT                                  9,800        506,170
      Primerica                                            20,900        572,033
      ProAssurance                                          5,400        483,678
      Protective Life                                      26,700        745,197
      Republic Bancorp, Cl A                               27,700        653,997
      RLI                                                   5,400        347,814
      Southside Bancshares                                  3,600         75,096
      SVB Financial Group *                                11,600        670,596
      UMB Financial                                         5,900        283,554
      UMH Properties REIT                                  14,700        164,346
      United Fire Group                                    25,800        505,680
      Urstadt Biddle Properties, Cl A REIT                 12,900        244,971
      Validus Holdings ++                                  21,500        699,395
      Webster Financial                                    28,700        588,924
      White River Capital                                   3,900         87,555
      World Acceptance *                                    3,400        242,318
                                                                    ------------
                                                                      21,023,548
                                                                    ------------
   HEALTH CARE - 6.8%
      Almost Family *                                      13,800        303,738
      Amsurg *                                             11,500        339,710
      Analogic                                             10,000        640,200
      Cambrex *                                            34,200        315,666
      Community Health Systems *                            7,000        172,270
      CONMED                                               17,700        485,688
      Hill-Rom Holdings                                    10,500        274,575
      Impax Laboratories *                                  4,800        106,656
      LifePoint Hospitals *                                 9,500        362,140
      Mediware Information Systems *                       17,400        239,946
      NuVasive *                                            6,100        127,429
      Omnicell *                                           24,200        315,810
      PerkinElmer                                          18,400        470,120
      Pozen *                                              26,500        167,215
      RTI Biologics *                                      98,000        348,880
      Universal American *                                 21,100        189,056
      WellCare Health Plans *                               5,400        350,028
      West Pharmaceutical Services                          4,200        209,076
      Young Innovations                                     3,500        126,315
                                                                    ------------
                                                                       5,544,518
                                                                    ------------
   INDUSTRIAL - 17.5%
      Aircastle                                            21,400        253,162
      Alaska Air Group *                                   17,400        606,390
      Allied Motion Technologies                           11,400         66,690
      AO Smith                                              4,800        237,216
      Argan                                                43,000        679,830
      AZZ                                                  11,300        347,023

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Barrett Business Services                            32,000   $    835,840
      Beacon Roofing Supply *                               8,200        217,382
      Brink's                                              16,300        378,160
      Cascade                                               5,100        240,261
      Con-way                                              13,200        470,184
      Deluxe                                                6,100        172,752
      Encore Capital Group *                                8,300        232,400
      EnerSys *                                            23,000        785,450
      Espey Manufacturing & Electronics                    15,900        453,786
      Exelis                                               12,800        120,320
      FreightCar America                                   19,900        404,766
      Huntington Ingalls Industries *                      19,000        740,810
      Intersections                                        36,800        524,032
      Kadant *                                             22,900        474,259
      Lincoln Electric Holdings                             4,800        191,424
      Lydall *                                             18,200        232,232
      Mine Safety Appliances                               14,800        507,936
      Mueller Industries                                    4,900        208,887
      NACCO Industries, Cl A                                6,700        671,005
      On Assignment *                                      11,000        171,490
      Oshkosh *                                             9,400        211,688
      Park-Ohio Holdings *                                 15,800        271,286
      Portfolio Recovery Associates *                         200         16,936
      Powell Industries *                                   8,700        298,149
      Safe Bulkers ++                                      28,800        171,648
      Sauer-Danfoss                                        10,300        372,757
      Spirit Airlines *                                    12,700        273,177
      Steelcase, Cl A                                      28,500        244,245
      Supreme Industries, Cl A *                           38,900        155,211
      Sypris Solutions                                     31,100        193,131
      TAL International Group                               4,200        143,430
      Triumph Group                                         4,200        262,626
      TrueBlue *                                           20,200        307,444
      U.S. Home Systems                                    24,900        226,839
      UniFirst                                              5,400        338,148
      Universal Truckload Services                          2,999         44,655
      URS                                                  17,800        624,246
                                                                    ------------
                                                                      14,379,303
                                                                    ------------
   INFORMATION TECHNOLOGY - 12.5%
      Actuate *                                            52,354        338,207
      Dice Holdings *                                      39,900        300,846
      Diebold                                               8,400        271,740
      Electronics for Imaging *                            26,200        383,044
      Entegris *                                           64,300        517,615
      Forrester Research                                    6,000        171,240
      Global Cash Access Holdings *                        61,500        397,290
      IEC Electronics *                                    27,100        170,459
      Ingram Micro, Cl A *                                 25,900        388,241
      Itron *                                               8,200        319,554
      Key Tronic *                                         38,400        284,928
      Kulicke & Soffa Industries *                         38,200        422,874

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 49

SCHEDULE OF INVESTMENTS
JULY 31, 2012

COGNITIVE VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Magnachip Semiconductor * ++                         40,600   $    413,308
      MAXIMUS                                              16,900        853,450
      Mentor Graphics *                                    52,000        794,560
      MKS Instruments                                      15,500        409,200
      MTS Systems                                          17,400        756,378
      Netgear *                                             7,200        249,336
      Plexus *                                             12,200        350,384
      Power Integrations                                    6,900        243,156
      SS&C Technologies Holdings *                          6,500        157,950
      Tech Data *                                           9,000        450,900
      Tessco Technologies                                  16,100        301,875
      Tucows * ++                                         175,600        214,232
      Veeco Instruments *                                   7,700        274,967
      Vishay Intertechnology *                             28,800        284,256
      Wayside Technology Group                             15,000        191,850
      Xyratex Ltd ++                                       27,700        327,691
                                                                    ------------
                                                                      10,239,531
                                                                    ------------
   MATERIALS - 6.6%
      Bemis                                                18,900        581,175
      Cabot                                                 5,400        210,600
      Chemtura *                                           11,900        160,888
      Core Molding Technologies *                          41,700        333,600
      Domtar                                                1,900        140,334
      Friedman Industries                                  40,800        372,096
      Haynes International                                  4,200        202,398
      HB Fuller                                             6,700        195,774
      Huntsman                                             45,300        573,045
      KMG Chemicals                                         9,900        177,012
      Methanex (Canada)                                     8,200        226,074
      Minerals Technologies                                 1,600        102,304
      Myers Industries                                     14,500        238,380
      Neenah Paper                                         18,700        502,282
      Omnova Solutions *                                   47,700        347,256
      PH Glatfelter                                        39,000        620,490
      Schweitzer-Mauduit International                      3,500        238,350
      Westlake Chemical                                     3,900        231,504
                                                                    ------------
                                                                       5,453,562
                                                                    ------------
   TELECOMMUNICATION SERVICES - 0.4%
      USA Mobility                                         26,700        297,438
                                                                    ------------
   UTILITIES - 3.9%
      El Paso Electric                                     12,400        419,740
      Great Plains Energy                                   7,300        161,914
      Hawaiian Electric Industries                          9,000        256,410
      PNM Resources                                        19,100        397,280
      Portland General Electric                            25,900        705,257
      TECO Energy                                           8,700        158,253
      Unitil                                                6,000        159,360
      UNS Energy                                            5,000        203,500

--------------------------------------------------------------------------------
Description                                            Shares/Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   UTILITIES - (CONTINUED)
      Vectren                                              23,600   $    704,460
                                                                    ------------
                                                                       3,166,174
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $73,459,708)                                           77,943,031
                                                                    ------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 3.5%
--------------------------------------------------------------------------------
      iShares Russell 2000 Value Index
         Fund ETF                                          10,600        736,806
      iShares S&P SmallCap 600 Value
         Index Fund ETF                                     9,900        730,818
      Rydex S&P SmallCap 600 Pure
         Value ETF                                         24,300        898,857
      Vanguard S&P Small-Cap 600
         Value ETF                                          7,500        474,450
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $2,462,911)                                             2,840,931
                                                                    ------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.7%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.150%, dated 07/31/12,
         mature on 08/01/12,
         repurchase price $599,636
         (collateralized by a U.S.
         Treasury obligation, par
         value $600,000, 1.00%,
         03/31/17, total market
         value $614,680)                               $  599,633        599,633
                                                                    ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $599,633)                                                 599,633
                                                                    ------------
   TOTAL INVESTMENTS - 99.2%
      (Cost $76,522,252)                                              81,383,595
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.8%                                682,210
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 82,065,805
                                                                    ============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS
ETF   - EXCHANGE TRADED FUND
REIT  - REAL ESTATE INVESTMENT TRUST
S&P   - STANDARD & POOR'S

        The accompanying notes are an integral part of the financial statements.

50 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

COGNITIVE VALUE FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR      LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/12        PRICE          INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
   Common Stock **                                         $ 77,943,031   $ 77,943,031   $         --   $         --
   Registered Investment Companies                            2,840,931      2,840,931             --             --
   Repurchase Agreement                                         599,633             --        599,633             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $ 81,383,595   $ 80,783,962   $    599,633   $         --
                                                           ============   ============   ============   ============

**    See schedule of investments detail for industry breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 51

SCHEDULE OF INVESTMENTS
JULY 31, 2012

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.3%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 4.1%
      Amazon.com *                                          3,660   $    853,878
      Comcast, Cl A                                        20,000        651,000
      Expedia                                              10,480        597,255
      Garmin ++                                            10,500        405,405
      Netflix *                                             1,900        108,015
      Priceline.com *                                       1,000        661,740
                                                                    ------------
                                                                       3,277,293
                                                                    ------------
   HEALTH CARE - 7.4%
      Affymax *                                            10,000        162,300
      Agilent Technologies                                  9,760        373,710
      Alexion Pharmaceuticals *                             5,000        524,250
      Alkermes * ++                                         5,000         92,950
      Amarin PLC ADR *                                      8,000         93,680
      Amgen                                                 5,000        413,000
      Ariad Pharmaceuticals *                               4,000         76,520
      Biogen Idec *                                         2,200        320,826
      Celgene *                                             6,000        410,760
      Cubist Pharmaceuticals *                              4,000        172,240
      Endo Pharmaceuticals Holdings *                       3,000         89,190
      Gilead Sciences *                                     6,000        325,980
      Illumina *                                            5,000        207,350
      Impax Laboratories *                                  5,000        111,100
      Incyte *                                              6,000        149,940
      InterMune *                                          12,000        105,960
      Life Technologies *                                   3,000        131,640
      Medivation *                                          1,500        149,550
      Myriad Genetics *                                     4,000         99,400
      NuPathe *                                            29,000        112,810
      Onyx Pharmaceuticals *                                2,000        149,940
      Optimer Pharmaceuticals *                            10,000        136,600
      Perrigo                                               2,200        250,844
      QIAGEN * ++                                           6,000        105,660
      Questcor Pharmaceuticals *                            2,000         73,740
      Rigel Pharmaceuticals *                              10,000        109,400
      Salix Pharmaceuticals *                               1,500         67,230
      Shire PLC ADR                                         4,000        344,720
      United Therapeutics *                                 3,000        164,340
      Vertex Pharmaceuticals *                              5,000        242,550
      Vivus *                                               2,000         42,060
      Warner Chilcott, Cl A * ++                           12,000        204,000
                                                                    ------------
                                                                       6,014,240
                                                                    ------------
   INFORMATION TECHNOLOGY - 85.5%
      Accenture, Cl A ++                                   22,350      1,347,705
      ACI Worldwide *                                       4,400        193,644
      Activision Blizzard                                  37,100        446,313
      Adobe Systems *                                      14,000        432,320
      Advanced Micro Devices *                             50,600        205,436
      Akamai Technologies *                                 8,000        281,440
      Alliance Data Systems *                               4,000        520,000
      Altera                                                9,000        319,050

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
  INFORMATION TECHNOLOGY - (CONTINUED)
      Amdocs                                               16,100   $    478,975
      Amphenol, Cl A                                        8,500        500,480
      Analog Devices                                       12,150        474,822
      Apple                                                14,420      8,807,159
      Applied Materials                                    45,250        492,772
      ASML Holding ++                                       6,047        347,703
      Autodesk *                                           19,900        675,008
      Automatic Data Processing                            12,000        678,600
      Avago Technologies ++                                 7,000        259,000
      Avnet *                                               8,590        270,585
      Baidu, SP ADR *                                       3,500        421,820
      BMC Software *                                       19,300        764,280
      Broadcom, Cl A *                                     28,000        948,640
      CA                                                   20,500        493,435
      Check Point Software Technologies * ++               17,000        825,690
      Cisco Systems                                        85,000      1,355,750
      Citrix Systems *                                     11,800        857,624
      Cognizant Technology Solutions, Cl A *               19,170      1,088,281
      Computer Sciences                                     6,000        147,720
      Corning                                              37,610        429,130
      Cypress Semiconductor *                              11,600        124,004
      Dell                                                 38,000        451,440
      eBay *                                               25,000      1,107,500
      Electronic Arts *                                    10,550        116,261
      EMC *                                                52,720      1,381,791
      Equinix *                                             1,200        213,816
      F5 Networks *                                         8,300        775,054
      Facebook, Cl A *                                      1,800         39,078
      Fairchild Semiconductor International *              15,000        207,900
      Fiserv *                                              7,800        547,014
      Flextronics International * ++                       40,000        256,400
      Google, Cl A *                                        5,200      3,291,444
      GT Advanced Technologies *                           42,200        216,064
      Harris                                                8,230        342,779
      Hewlett-Packard                                      21,710        395,990
      Hitachi, ADR                                          9,500        559,075
      IAC/InterActiveCorp                                   9,125        480,066
      Informatica *                                        10,000        295,100
      Intel                                                82,000      2,107,400
      International Business Machines                      13,550      2,655,529
      Intersil, Cl A                                       12,650        116,507
      Intuit                                                8,650        501,873
      Juniper Networks *                                   19,600        343,588
      KLA-Tencor                                           15,000        763,650
      Lam Research *                                       20,550        707,126
      Lexmark International, Cl A                           8,000        139,920
      Linear Technology                                    12,350        398,288
      Marvell Technology Group ++                          57,650        649,139
      Maxim Integrated Products                            15,000        408,450
      Microchip Technology                                 13,000        433,940
      Micron Technology *                                  50,100        311,121
      MICROS Systems *                                      4,250        202,895

        The accompanying notes are an integral part of the financial statements.

52 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

ENHANCED GROWTH FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Microsoft                                           119,500   $  3,521,665
      NetApp *                                             22,020        719,393
      Netease.com, ADR *                                    5,300        279,893
      Nuance Communications *                              14,500        295,075
      NVIDIA *                                             33,425        452,575
      ON Semiconductor *                                   60,700        421,258
      Open Text (Canada) *                                  5,000        225,000
      Oracle                                               73,300      2,213,660
      Paychex                                              10,100        330,169
      Polycom *                                            14,000        122,360
      Qualcomm                                             39,600      2,363,328
      Red Hat *                                            15,200        815,632
      Research In Motion (Canada) *                        17,000        121,550
      Riverbed Technology *                                18,300        322,812
      Salesforce.com *                                      9,000      1,119,240
      Samsung Electronics, GDR ++                           2,350      1,354,775
      SanDisk *                                            20,000        822,600
      SAP, ADR                                              6,300        399,168
      Seagate Technology ++                                35,000      1,050,700
      Siliconware Precision Industries, ADR                24,309        131,998
      Sohu.com *                                            4,900        171,745
      Symantec *                                           25,000        393,750
      SYNNEX *                                             12,400        419,492
      Taiwan Semiconductor Manufacturing,
         SP ADR                                            31,506        440,139
      TE Connectivity ++                                   14,300        472,043
      Teradata *                                           12,850        868,917
      Teradyne *                                           20,000        294,200
      Texas Instruments                                    36,000        980,640
      TIBCO Software *                                     13,500        379,215
      Trimble Navigation *                                  5,600        247,856
      VeriSign *                                           14,000        621,880
      VMware, Cl A *                                        6,700        608,092
      Western Digital *                                    16,000        636,320
      Xilinx                                               18,000        583,200
      Yahoo! *                                             27,000        427,680
                                                                    ------------
                                                                      69,231,604
                                                                    ------------
   TELECOMMUNICATION SERVICES - 0.3%
      Millicom International Cellular ++                    2,450        222,754
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $49,581,064)                                           78,745,891
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 1.2%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                              12,536         12,536
      PowerShares Trust Series I                           15,700      1,017,360
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $972,435)                                               1,029,896
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.6%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.150%, dated 07/31/12,
         matures on 08/01/12,
         repurchase price $1,256,486
         (collateralized by a U.S. Treasury
         obligation, par $1,260,000,
         1.000%, 03/31/17, total value
         $1,290,827)                                 $  1,259,481   $  1,259,481
                                                                    ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,259,481)                                             1,259,481
                                                                    ------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $51,812,980)                                              81,035,268
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                              (81,470)
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 80,953,798
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
GDR    - GLOBAL DEPOSITARY RECEIPT
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 53

SCHEDULE OF INVESTMENTS
JULY 31, 2012

ENHANCED GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2       LEVEL 3
                                                            TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/12        PRICE          INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
   Common Stock **                                         $ 78,745,891   $ 78,745,891   $         --   $         --
   Registered Investment Company                              1,029,896      1,029,896             --             --
   Repurchase Agreement                                       1,259,481             --      1,259,481             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $ 81,035,268   $ 79,775,787   $  1,259,481   $         --
                                                           ============   ============   ============   ============

**    See schedule of investments detail for industry breakout.

        The accompanying notes are an integral part of the financial statements.

54 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

EQUITY INCOME FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.7%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 4.2%
      Brinker International                                 7,682   $    248,974
      Interpublic Group                                    14,447        142,592
      Target                                                4,478        271,591
      Time Warner                                           7,010        274,231
                                                                    ------------
                                                                         937,388
                                                                    ------------
   CONSUMER STAPLES - 4.6%
      Altria Group                                         15,529        558,578
      Campbell Soup                                         5,762        190,780
      PepsiCo                                               3,865        281,102
                                                                    ------------
                                                                       1,030,460
                                                                    ------------
   ENERGY - 13.2%
      Chevron                                               7,308        800,811
      ConocoPhillips                                        6,035        328,545
      ExxonMobil                                           13,247      1,150,502
      Spectra Energy                                       10,676        327,646
      Williams                                             10,618        337,546
                                                                    ------------
                                                                       2,945,050
                                                                    ------------
   FINANCIALS - 27.5%
      ACE ++                                                5,377        395,210
      Allstate                                              6,457        221,475
      American Express                                      5,066        292,359
      American Financial Group                              7,438        280,487
      Annaly Capital Management REIT                       23,309        406,276
      Assurant                                              6,914        250,356
      Bank of Hawaii                                        6,685        312,256
      BB&T                                                 12,948        406,179
      Chimera Investment REIT                             131,495        284,029
      Chubb                                                 4,126        299,919
      CVB Financial                                        16,888        199,278
      FirstMerit                                           19,014        308,027
      Home Properties REIT                                  4,140        271,625
      JPMorgan Chase                                       10,736        386,496
      Macerich REIT                                         3,780        220,790
      Rayonier REIT                                         6,649        317,091
      US Bancorp                                           19,917        667,220
      Wells Fargo                                          17,492        591,405
                                                                    ------------
                                                                       6,110,478
                                                                    ------------
   HEALTH CARE - 8.6%
      Bristol-Myers Squibb                                 16,909        601,960
      Johnson & Johnson                                     9,436        653,160
      Pfizer                                               27,266        655,475
                                                                    ------------
                                                                       1,910,595
                                                                    ------------
   INDUSTRIAL - 12.9%
      Boeing                                                3,651        269,845
      Deluxe                                               13,885        393,223
      Eaton                                                 5,216        228,669
      General Electric                                     24,866        515,970

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Lockheed Martin                                       3,849   $    343,600
      Northrop Grumman                                      3,801        251,626
      Raytheon                                              5,516        306,028
      Textainer Group Holdings                              6,266        235,727
      WW Grainger                                           1,640        335,921
                                                                    ------------
                                                                       2,880,609
                                                                    ------------
   INFORMATION TECHNOLOGY - 6.7%
      Intel                                                10,800        277,560
      International Business Machines                       1,220        239,096
      Microsoft                                            13,219        389,564
      Motorola Solutions                                    5,327        257,507
      Seagate Technology ++                                10,516        315,690
                                                                    ------------
                                                                       1,479,417
                                                                    ------------
   MATERIALS - 2.7%
      EI Du Pont de Nemours                                 5,042        250,587
      International Paper                                  10,377        340,469
                                                                    ------------
                                                                         591,056
                                                                    ------------
   TELECOMMUNICATION SERVICES - 7.8%
      AT&T                                                 16,678        632,430
      BCE (Canada)                                          7,749        329,642
      Verizon Communications                               16,971        766,071
                                                                    ------------
                                                                       1,728,143
                                                                    ------------
   UTILITIES - 10.5%
      CMS Energy                                           14,726        363,143
      DTE Energy                                            4,034        247,567
      Duke Energy                                           6,405        434,131
      Edison International                                  9,436        435,755
      Exelon                                                9,326        364,833
      Southwest Gas                                         4,967        221,826
      Xcel Energy                                           9,198        269,501
                                                                    ------------
                                                                       2,336,756
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $18,001,621)                                           21,949,952
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 1.1%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                              54,387         54,387
      SPDR S&P 500 ETF Trust                                1,469        202,296
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $242,975)                                                 256,683
                                                                    ------------
   TOTAL INVESTMENTS - 99.8%
      (Cost $18,244,596)                                              22,206,635
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.2%                                 39,999
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 22,246,634
                                                                    ============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 55

SCHEDULE OF INVESTMENTS
JULY 31, 2012

EQUITY INCOME FUND (CONCLUDED)

--------------------------------------------------------------------------------
++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ETF   - EXCHANGE TRADED FUND
REIT  - REAL ESTATE INVESTMENT TRUST
S&P   - STANDARD & POOR'S
SPDR  - STANDARD & POOR'S DEPOSITARY RECEIPTS

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/12        PRICE          INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
   Investment in Securities *                              $ 22,206,635   $ 22,206,635   $         --   $         --
                                                           ============   ============   ============   ============

* See schedule of investments detail for industry and security type breakouts.

        The accompanying notes are an integral part of the financial statements.

56 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

GENEVA MID CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 97.5%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 18.9%
      Chipotle Mexican Grill *                             45,880   $ 13,412,100
      Coach                                               277,700     13,698,941
      Dick's Sporting Goods                               518,115     25,449,809
      Gentex                                              273,623      4,380,704
      LKQ *                                               632,650     22,351,525
      O'Reilly Automotive *                               242,725     20,811,242
      Panera Bread, Cl A *                                148,820     23,437,662
      Polaris Industries                                  196,665     14,781,341
      Tractor Supply                                      244,790     22,244,067
                                                                    ------------
                                                                     160,567,391
                                                                    ------------
   CONSUMER STAPLES - 5.5%
      Church & Dwight                                     405,900     23,383,899
      JM Smucker                                          210,688     16,180,838
      McCormick                                           111,143      6,766,386
                                                                    ------------
                                                                      46,331,123
                                                                    ------------
   ENERGY - 8.2%
      Concho Resources *                                  189,690     16,171,072
      FMC Technologies *                                  356,715     16,094,981
      Oasis Petroleum *                                   423,445     11,085,790
      Oil States International *                          205,495     14,939,487
      Range Resources                                     175,465     10,984,109
                                                                    ------------
                                                                      69,275,439
                                                                    ------------
   FINANCIALS - 6.3%
      Affiliated Managers Group *                         124,850     13,932,011
      East West Bancorp                                   497,055     10,835,799
      IntercontinentalExchange *                          109,525     14,371,871
      Signature Bank *                                    227,490     14,673,105
                                                                    ------------
                                                                      53,812,786
                                                                    ------------
   HEALTH CARE - 14.2%
      Catamaran *                                         183,165     15,479,274
      Cerner *                                            288,860     21,352,531
      CR Bard                                              98,530      9,583,028
      DENTSPLY International                              224,140      8,145,248
      Edwards Lifesciences *                              120,545     12,199,154
      IDEXX Laboratories *                                224,065     19,755,811
      Perrigo                                             161,004     18,357,676
      Varian Medical Systems *                            293,265     16,006,404
                                                                    ------------
                                                                     120,879,126
                                                                    ------------
   INDUSTRIAL - 20.6%
      AMETEK                                              478,710     14,840,010
      CH Robinson Worldwide                               178,085      9,411,792
      Clean Harbors *                                     200,965     12,166,421
      Copart *                                            496,255     11,791,019
      Expeditors International of
         Washington                                       221,140      7,865,950
      Fastenal                                            445,650     19,216,428
      Genesee & Wyoming, Cl A *                           195,835     12,153,520

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      IDEX                                                272,327   $ 10,389,275
      IHS, Cl A *                                         216,395     23,861,877
      Lincoln Electric Holdings                           318,385     12,697,194
      Roper Industries                                    185,554     18,453,345
      Stericycle *                                        235,825     21,896,351
                                                                    ------------
                                                                     174,743,182
                                                                    ------------
   INFORMATION TECHNOLOGY - 22.2%
      Amphenol, Cl A                                      325,480     19,164,262
      ANSYS *                                             264,569     15,863,557
      Citrix Systems *                                    233,890     16,999,125
      Cognizant Technology Solutions, Cl A *              301,375     17,109,059
      F5 Networks *                                        95,340      8,902,849
      FactSet Research Systems                            160,570     14,926,587
      Fiserv *                                            209,875     14,718,534
      Intuit                                              372,355     21,604,037
      MICROS Systems *                                    374,695     17,887,939
      Red Hat *                                           285,930     15,343,004
      Teradata *                                          212,605     14,376,350
      Trimble Navigation *                                269,579     11,931,567
                                                                    ------------
                                                                     188,826,870
                                                                    ------------
   MATERIALS - 1.6%
      Sigma-Aldrich                                       194,580     13,464,936
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $707,419,082)                                         827,900,853
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 2.6%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                          21,854,120     21,854,120
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $21,854,120)                                           21,854,120
                                                                    ------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $729,273,202)                                            849,754,973
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                             (728,561)
                                                                    ------------
   NET ASSETS - 100.0%                                              $849,026,412
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 57

SCHEDULE OF INVESTMENTS
JULY 31, 2012

GENEVA MID CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2       LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/12        PRICE          INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
   Investment in Securities **                             $849,754,973   $849,754,973   $         --   $         --
                                                           ============   ============   ============   ============

** See schedule of investments detail for industry and security type breakout.

        The accompanying notes are an integral part of the financial statements.

58 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

GENEVA SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 96.0%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 15.4%
      BJ's Restaurants *                                   16,225   $    642,186
      Hibbett Sports *                                     18,742      1,138,951
      JOS A Bank Clothiers *                               10,770        455,140
      LKQ *                                                16,430        580,472
      Monro Muffler Brake                                  17,207        569,035
      Panera Bread, Cl A *                                  5,065        797,687
      Peet's Coffee & Tea *                                 3,210        242,034
      Ulta Salon, Cosmetics & Fragrance                     7,210        611,985
      Vitamin Shoppe *                                     17,745        974,555
                                                                    ------------
                                                                       6,012,045
                                                                    ------------
   CONSUMER STAPLES - 3.1%
      J & J Snack Foods                                     9,872        570,503
      TreeHouse Foods *                                    11,395        638,006
                                                                    ------------
                                                                       1,208,509
                                                                    ------------
   ENERGY - 6.6%
      Dril-Quip *                                          12,455        913,076
      Gulfport Energy *                                    25,685        529,111
      Rosetta Resources *                                  15,465        645,200
      SM Energy                                            10,115        476,315
                                                                    ------------
                                                                       2,563,702
                                                                    ------------
   FINANCIALS - 7.0%
      Affiliated Managers Group *                           3,830        427,390
      Bank of the Ozarks                                   11,172        359,627
      MarketAxess Holdings                                 24,955        754,140
      Texas Capital Bancshares *                           27,605      1,189,499
                                                                    ------------
                                                                       2,730,656
                                                                    ------------
   HEALTH CARE - 21.3%
      Cantel Medical                                       31,713        828,331
      Catamaran (Canada) *                                  7,835        662,136
      Haemonetics *                                         9,385        674,875
      HMS Holdings *                                       27,890        959,695
      IDEXX Laboratories *                                  6,555        577,954
      IPC The Hospitalist *                                13,401        576,243
      Medidata Solutions *                                 30,465      1,078,766
      MWI Veterinary Supply *                              10,070        917,276
      Neogen *                                             13,540        520,884
      PAREXEL International *                              32,325        889,584
      Techne                                                9,475        654,533
                                                                    ------------
                                                                       8,340,277
                                                                    ------------
   INDUSTRIAL - 19.7%
      Acuity Brands                                        14,525        841,578
      Allegiant Travel *                                   12,963        921,151
      Barnes Group                                         22,853        545,273
      Chart Industries *                                    3,517        228,113
      Donaldson                                            16,120        550,176
      Genesee & Wyoming, Cl A *                            14,181        880,073
      Healthcare Services Group                            42,485        921,075

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INDUSTRIAL - (CONTINUED)
      Marten Transport                                     32,030   $    574,939
      Middleby *                                            8,270        809,798
      RBC Bearings *                                       19,130        896,049
      Team *                                               17,745        552,579
                                                                    ------------
                                                                       7,720,804
                                                                    ------------
   INFORMATION TECHNOLOGY - 19.4%
      Bottomline Technologies *                            30,390        577,106
      Concur Technologies *                                13,410        905,711
      Constant Contact *                                   11,097        186,097
      ExlService Holdings *                                22,214        547,575
      Factset Research Systems                              6,110        567,986
      Interactive Intelligence Group *                     25,505        665,170
      Liquidity Services *                                 16,535        755,980
      Opnet Technologies                                   15,285        404,135
      Pegasystems                                          14,225        395,171
      Riverbed Technology *                                26,830        473,281
      Tyler Technologies *                                 30,240      1,179,965
      Ultimate Software Group *                            10,442        934,246
                                                                    ------------
                                                                       7,592,423
                                                                    ------------
   MATERIALS - 3.5%
      Balchem                                              21,707        723,494
      Sensient Technologies                                17,700        627,465
                                                                    ------------
                                                                       1,350,959
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $33,537,163)                                           37,519,375
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 3.5%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           1,368,612      1,368,612
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $1,368,612)                                             1,368,612
                                                                    ------------
   TOTAL INVESTMENTS - 99.5%
      (Cost $34,905,775)                                              38,887,987
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.5%                                206,585
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 39,094,572
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL    - CLASS

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 59

SCHEDULE OF INVESTMENTS
JULY 31, 2012

GENEVA SMALL CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/12        PRICE          INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
   Investment in Securities **                             $ 38,887,987   $ 38,887,987   $         --   $         --
                                                           ============   ============   ============   ============

** See schedule of investments detail for industry and security type breakout.

        The accompanying notes are an integral part of the financial statements.

60 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 94.7%
--------------------------------------------------------------------------------
   AUSTRALIA - 6.1%
      Amcor ^                                              80,000   $    631,577
      Ansell ^                                             40,000        556,145
      Arrium ^                                            500,000        373,660
      Ausdrill ^                                          250,000        870,663
      Beach Energy ^                                      562,500        644,744
      Commonwealth Bank of Australia ^                     30,000      1,806,145
      Flight Centre ^                                      30,000        666,629
      Goodman Group REIT ^                                160,000        629,270
      GrainCorp ^                                         100,000        963,293
      Insurance Australia Group ^                         160,000        630,944
      Lend Lease Group ^                                   80,000        676,662
      NRW Holdings ^                                      150,000        451,100
      Ramsay Health Care ^                                 30,000        746,432
      Spark Infrastructure Group ^                        400,000        683,775
      Suncorp Group ^                                      70,000        620,867
      Telstra ^                                           170,000        713,956
                                                                    ------------
                                                                      11,665,862
                                                                    ------------
   BELGIUM - 3.3%
      Anheuser-Busch InBev NV ^                            45,000      3,560,556
      Groupe Bruxelles Lambert ^                           10,000        653,184
      Solvay ^                                              6,000        622,954
      Telenet Group Holding NV *^                          20,000        880,846
      Umicore ^                                            12,000        530,969
                                                                    ------------
                                                                       6,248,509
                                                                    ------------
   BERMUDA - 0.7%
      Catlin Group ^                                      100,000        677,818
      Lancashire Holdings ^                                50,000        612,214
                                                                    ------------
                                                                       1,290,032
                                                                    ------------
   CHINA - 0.4%
      Yangzijiang Shipbuilding Holdings ^               1,000,000        793,308
                                                                    ------------
   COLOMBIA - 2.0%
      BanColombia, SP ADR                                  25,000      1,546,000
      Ecopetrol, SP ADR                                    40,000      2,289,200
                                                                    ------------
                                                                       3,835,200
                                                                    ------------
   FRANCE - 5.9%
      Arkema ^                                             12,000        883,301
      AtoS ^                                               17,000        954,685
      BNP Paribas ^                                        20,000        738,797
      Casino Guichard-Perrachon ^                          12,000      1,006,355
      Christian Dior ^                                      9,000      1,242,840
      Eiffage ^                                            20,000        528,739
      Sanofi ^                                             20,000      1,631,758
      SCOR ^                                               25,000        592,423
      Total ^                                              30,000      1,382,294
      Valeo ^                                              20,000        856,846
      Vinci (France) ^                                     18,000        762,252
      Vivendi ^                                            41,333        783,910
                                                                    ------------
                                                                      11,364,200
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   GERMANY - 6.1%
      BASF ^                                               22,000   $  1,606,109
      Bayer ^                                              15,000      1,139,293
      Bayerische Motoren Werke ^                            8,000        595,390
      Bilfinger Berger ^                                    6,000        491,810
      Celesio ^                                            30,000        545,744
      Continental ^                                         6,000        542,504
      Deutsche Post ^                                      60,000      1,077,201
      E.ON ^                                               35,000        744,873
      Freenet ^                                            60,000        878,031
      Hannover Rueckversicherung ^                         20,000      1,195,088
      Infineon Technologies ^                              80,000        581,307
      Leoni ^                                              12,000        444,433
      Muenchener Rueckversicherungs-
         Gesellschaft ^                                     5,000        708,464
      ProSiebenSat.1 Media ^                               20,000        418,610
      Suedzucker ^                                         20,000        689,075
                                                                    ------------
                                                                      11,657,932
                                                                    ------------
   HONG KONG - 6.0%
      BOC Hong Kong Holdings ^                            250,000        764,644
      Cheung Kong Holdings ^                               80,000      1,046,684
      CLP Holdings ^                                      150,000      1,294,283
      Foxconn International Holdings * ^                1,000,000        297,842
      Giordano International ^                          1,500,000      1,042,436
      Hutchison Whampoa ^                                  60,000        537,841
      Johnson Electric Holdings ^                       1,200,000        701,094
      New World Development ^                           1,100,000      1,398,722
      Orient Overseas International ^                      80,000        453,628
      Sino Land ^                                         500,000        849,574
      SJM Holdings ^                                      250,000        443,918
      SmarTone Telecommunications Holding ^               400,000        840,985
      Sun Hung Kai Properties ^                            90,000      1,117,949
      Television Broadcasts ^                             100,000        714,711
                                                                    ------------
                                                                      11,504,311
                                                                    ------------
   HUNGARY - 1.5%
      Magyar Telekom Telecommunications ^                 300,000        554,435
      MOL Hungarian Oil and Gas ^                          10,000        719,355
      OTP Bank ^                                           50,000        765,468
      Richter Gedeon Nyrt ^                                 4,500        761,627
                                                                    ------------
                                                                       2,800,885
                                                                    ------------
   IRELAND - 2.0%
      CRH ^                                                60,000      1,088,940
      Experian ^                                           70,000      1,037,962
      Kerry Group ^                                        25,000      1,128,309
      Smurfit Kappa Group ^                                70,000        522,745
                                                                    ------------
                                                                       3,777,956
                                                                    ------------
   JAPAN - 17.9%
      Aeon ^                                               60,000        722,440
      Aisin Seiki ^                                        20,000        607,949

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 61

SCHEDULE OF INVESTMENTS
JULY 31, 2012

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   JAPAN - (CONTINUED)
      Aozora Bank ^                                       170,000   $    389,497
      Asahi Glass ^                                       100,000        587,091
      Asahi Kasei ^                                       120,000        636,016
      Daikyo ^                                            200,000        500,570
      Daiwa House Industry ^                               70,000        994,463
      DCM Holdings ^                                       70,000        485,593
      DIC ^                                               300,000        516,094
      East Japan Railway ^                                 12,000        767,602
      Electric Power Development ^                         20,000        470,445
      Heiwa ^                                              40,000        722,713
      Hitachi ^                                           150,000        884,317
      Idemitsu Kosan ^                                      6,500        544,465
      Isuzu Motors ^                                      150,000        764,711
      IT Holdings ^                                        40,000        413,920
      Itochu ^                                            100,000      1,035,180
      JVC Kenwood ^                                       120,000        366,181
      KDDI ^                                                  100        688,520
      Marubeni ^                                          120,000        800,457
      Medipal Holdings ^                                   70,000      1,006,932
      Melco Holdings ^                                     25,000        508,386
      Mitsui ^                                             45,000        664,500
      Mizuho Financial Group ^                            600,000        988,173
      Namco Bandai Holdings ^                              35,000        502,654
      NHK Spring ^                                        100,000      1,047,596
      Nippon Express ^                                    200,000        814,378
      Nippon Shokubai ^                                    50,000        608,282
      Nippon Telegraph and Telephone ^                     12,000        557,034
      Nishi-Nippon City Bank ^                            250,000        546,489
      Nissan Motor ^                                      100,000        940,222
      Nomura Research Institute ^                          40,000        826,279
      NTT Data ^                                              200        604,104
      Oki Electric Industry *^                            400,000        625,670
      ORIX ^                                               10,000        945,374
      OTSUKA ^                                             10,000        878,649
      Press Kogyo ^                                       100,000        442,182
      Resona Holdings ^                                   200,000        814,264
      SANKYU ^                                            240,000        897,910
      SCSK ^                                               32,000        432,471
      Shionogi ^                                           50,000        712,193
      Sumitomo ^                                           60,000        840,545
      Sumitomo Heavy Industries ^                         150,000        601,072
      Sumitomo Mitsui Financial Group ^                    40,000      1,259,652
      Sumitomo Mitsui Trust Holdings ^                    250,000        714,058
      Toyota Tsusho ^                                      25,000        462,249
      UNY ^                                                70,000        630,034
      YAMADA DENKI ^                                       13,000        673,743
      Zeon ^                                              100,000        819,149
                                                                    ------------
                                                                      34,262,468
                                                                    ------------
MALAYSIA - 1.1%
      AMMB Holdings ^                                     250,000        511,398
      Kuala Lumpur Kepong ^                                70,000        530,036

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   MALAYSIA - (CONTINUED)
      Sime Darby ^                                        150,000   $    470,101
      UMW Holdings ^                                      200,000        603,164
                                                                    ------------
                                                                       2,114,699
                                                                    ------------
NETHERLANDS - 4.9%
      AEGON ^                                             200,000        907,879
      ASML Holding ^                                       12,000        693,089
      Heineken ^                                           15,000        812,703
      Koninklijke Ahold ^                                 100,000      1,217,233
      Koninklijke DSM ^                                    15,000        738,339
      PostNL ^                                            300,000      1,219,966
      Royal Dutch Shell, Cl B ^                            75,000      2,638,314
      SBM Offshore ^                                       40,000        487,503
      Wolters Kluwer ^                                     35,000        581,392
                                                                    ------------
                                                                       9,296,418
                                                                    ------------
NEW ZEALAND - 1.4%
      Chorus *^                                           220,000        552,525
      SKYCITY Entertainment Group ^                       200,000        575,240
      Telecom ^                                           750,000      1,608,249
                                                                    ------------
                                                                       2,736,014
                                                                    ------------
NORWAY - 0.3%
      STX OSV Holdings ^                                  400,000        502,319
                                                                    ------------
POLAND - 2.5%
      Bank Pekao ^                                         15,000        625,899
      KGHM Polska Miedz ^                                  15,000        566,645
      PGE Grupa Energetyczna ^                            120,000        667,470
      Polski Koncern Naftowy Orlen *^                      65,000        694,514
      Powszechna Kasa Oszczednosci
         Bank Polski ^                                    175,000      1,698,574
      Synthos ^                                           300,000        474,810
                                                                    ------------
                                                                       4,727,912
                                                                    ------------
SINGAPORE - 3.8%
      ComfortDelGro ^                                     450,000        606,494
      DBS Group Holdings ^                                150,000      1,769,614
      Golden Agri-Resources ^                           1,700,000      1,006,738
      Hutchison Port Holdings Trust                       900,000        684,000
      Jardine Cycle & Carriage ^                           14,651        548,172
      SembCorp Industries ^                               150,000        635,378
      StarHub ^                                           250,000        769,023
      UOL Group ^                                         300,000      1,245,066
                                                                    ------------
                                                                       7,264,485
                                                                    ------------
   SOUTH KOREA - 1.9%
      Daelim Industrial ^                                   5,000        383,305
      Hana Financial Group ^                               15,000        475,060
      Hyundai Marine & Fire Insurance ^                    20,000        493,601
      Kia Motors ^                                         10,000        685,507
      Samsung Electronics ^                                 1,000      1,149,521

        The accompanying notes are an integral part of the financial statements.

62 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   SOUTH KOREA - (CONTINUED)
      SK Networks ^                                        60,000   $    468,658
                                                                    ------------
                                                                       3,655,652
                                                                    ------------
   SWITZERLAND - 5.3%
      Clariant *^                                          40,000        422,158
      Georg Fischer *^                                      1,500        519,755
      Nestle ^                                             30,000      1,843,087
      Novartis ^                                           30,000      1,761,572
      OC Oerlikon *^                                       70,000        570,385
      Roche Holding ^                                      10,000      1,770,756
      Sika *^                                                 400        746,099
      Swiss Life Holding *^                                 8,000        763,203
      Swiss Re *^                                          12,000        751,183
      Zurich Insurance Group *^                             4,000        887,770
                                                                    ------------
                                                                      10,035,968
                                                                    ------------
   THAILAND - 1.8%
      Advanced Info Service, NVDR ^                       100,000        632,335
      Bangkok Bank, NVDR ^                                200,000      1,238,899
      Charoen Pokphand Foods, NVDR ^                      500,000        525,933
      PTT, NVDR ^                                          60,000        618,128
      Thai Oil, NVDR ^                                    250,000        464,680
                                                                    ------------
                                                                       3,479,975
                                                                    ------------
   TURKEY - 3.6%
      Arcelik ^                                           200,000        989,207
      Eregli Demir ve Celik Fabrikalari ^                 500,000        546,932
      KOC Holding ^                                       231,000        896,219
      Turk Telekomunikasyon ^                             170,000        655,378
      Turkiye Halk Bankasi ^                              300,000      2,565,889
      Turkiye Is Bankasi, Cl C ^                          400,000      1,168,041
                                                                    ------------
                                                                       6,821,666
                                                                    ------------
   UNITED KINGDOM - 16.2%
      Aberdeen Asset Management ^                         300,000      1,212,613
      AstraZeneca ^                                        38,085      1,778,637
      BP ^                                                250,000      1,659,973
      British American Tobacco ^                           30,000      1,593,426
      BT Group ^                                          450,000      1,530,989
      Centrica ^                                          150,000        744,524
      Compass Group ^                                     110,000      1,179,940
      Croda International ^                                30,000      1,103,369
      Daily Mail & General Trust ^                         80,000        566,875
      Drax Group ^                                        100,000        743,594
      DS Smith ^                                          200,000        469,072
      EnQuest *^                                          250,000        440,441
      GlaxoSmithKline ^                                    70,000      1,610,673
      HSBC Holdings ^                                     168,000      1,403,482
      IG Group Holdings ^                                 120,000        842,963
      Imperial Tobacco Group ^                             30,000      1,164,135
      ITV ^                                               400,000        471,999
      Micro Focus International ^                          80,000        671,409
      Mondi ^                                              60,000        510,452
      Petrofac ^                                           90,000      2,093,531

--------------------------------------------------------------------------------
Description                                            Shares/Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
   UNITED KINGDOM - (CONTINUED)
      Rexam ^                                             120,000   $    815,593
      Rio Tinto ^                                          25,000      1,151,290
      Rolls-Royce Holdings *^                              70,000        930,484
      Rolls-Royce Holdings, CL C *^^                    7,420,000         11,633
      Stagecoach Group ^                                  150,000        662,635
      Tate & Lyle ^                                        70,000        723,081
      Unilever ^                                           60,000      2,151,373
      Vodafone Group ^                                    300,000        858,575
      WH Smith ^                                          120,000      1,034,317
      William Hill ^                                      150,000        737,232
                                                                    ------------
                                                                      30,868,310
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $169,694,097)                                         180,704,081
                                                                    ------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.8%
--------------------------------------------------------------------------------
      iShares MSCI Peru Capped
         Index Fund                                        40,000      1,618,800
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $1,767,118)                                             1,618,800
                                                                    ------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 4.0%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.150%, dated 07/31/12,
         matures on 08/01/12,
         repurchase price $7,563,016
         (collateralized by a U.S. Treasury
         obligation, par value
         $7,545,000, 1.000%, 03/31/17,
         total
         market value $7,729,597)                     $ 7,562,985      7,562,985
                                                                    ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $7,562,985)                                             7,562,985
                                                                    ------------
   TOTAL INVESTMENTS - 99.5%
      (Cost $179,024,200)                                            189,885,866
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.5%                                930,662
                                                                    ------------
   NET ASSETS - 100.0%                                              $190,816,528
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

^ SECURITY FAIR VALUED USING A THIRD-PARTY FAIR VALUATION VENDOR. THE TOTAL VALUE OF THESE SECURITIES AS OF JULY 31, 2012 IS $176,173,248.

^^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THIS SECURITY AS OF JULY 31, 2012 IS $11,633.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
NVDR   - NON VOTING DEPOSITARY RECEIPT
REIT   - REAL ESTATE INVESTMENT TRUST
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 63

SCHEDULE OF INVESTMENTS
JULY 31, 2012

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF JULY 31, 2012 WERE AS FOLLOWS:

                           PRINCIPAL                                   NET
CONTRACTS                    AMOUNT                                UNREALIZED
TO BUY OR                  COVERED BY                COUNTER-     APPRECIATION/
TO SELL        CURRENCY    CONTRACTS    EXPIRATION    PARTY     (DEPRECIATION)**
-------------------------------------------------------------------------------
SELL              EUR      11,000,000      10/12       BBH      $       (52,426)
BUY               JPY     475,000,000      08/12       BBH               20,167
SELL              JPY     475,000,000      08/12       BBH             (159,152)
                                                                ----------------
                                                                $      (191,411)
                                                                ================

**    THE PRIMARY RISK EXPOSURE IS FOREIGN EXCHANGE RATE FLUCTUATION.

BBH    - BROWN BROTHERS HARRIMAN & CO.
EUR    - EUROPEAN EURO
JPY    - JAPANESE YEN

FUTURES - A SUMMARY OF THE OPEN FUTURES HELD BY THE FUND AT JULY 31, 2012 IS AS
FOLLOWS:

LONG FUTURES                        NUMBER OF     EXPIRATION        UNREALIZED
OUTSTANDING                         CONTRACTS        DATE        APPRECIATION***
--------------------------------------------------------------------------------
FTSE 100 INDEX FUTURES                 40       SEPTEMBER 2012   $       140,478

*** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE 2 FOR ADDITIONAL DETAILS.

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                LEVEL 2        LEVEL 3
                                                TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                 VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
                                                 07/31/12         PRICE          INPUTS         INPUTS
                                               -------------   -----------   -------------   ------------
Assets:
   Common Stocks
   Colombia                                    $   3,835,200   $ 3,835,200   $         --    $         --
   Singapore                                       7,264,485       684,000       6,580,485             --
   United Kingdom                                 30,868,310            --      30,856,677         11,633
   All Other Countries ****                      138,736,086            --     138,736,086             --
                                               -------------   -----------   -------------   ------------
Total Common Stocks:                           $ 180,704,081   $ 4,519,200   $ 176,173,248   $     11,633
                                               -------------   -----------   -------------   ------------
   Registered Investment Company                   1,618,800     1,618,800              --             --
   Repurchase Agreement                            7,562,985            --       7,562,985             --
   Derivative Contracts (1)
      Equity Contracts                               140,478       140,478              --             --
      Foreign Exchange Contracts                      20,167            --          20,167             --
Liabilities:
   Derivative Contracts (1)
      Foreign Exchange Contracts                    (211,578)           --        (211,578)            --
                                               -------------   -----------   -------------   ------------
Total:                                         $ 189,834,933   $ 6,278,478   $ 183,544,822   $     11,633
                                               =============   ===========   =============   ============

****  See schedule of investments detail for country breakout.

(1) Investments in derivatives include open futures contracts and open foreign currency contracts.

        The accompanying notes are an integral part of the financial statements.

64 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

LARGE CAP CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.2%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 8.6%
     Amazon.com *                                             900   $    209,970
     Dollar General *                                       5,100        260,151
     Home Depot                                            29,595      1,544,267
     Las Vegas Sands                                        7,400        269,508
     Liberty Interactive, Cl A *                            9,800        183,554
     Lowe's                                                 9,800        248,626
     Macy's                                                20,400        731,136
     McDonald's                                             6,400        571,904
     Sally Beauty Holdings *                                9,180        242,536
     Starbucks                                              6,000        271,680
     Target                                                 6,200        376,030
     Walt Disney                                            6,870        337,592
     Yum! Brands                                            3,475        225,319
                                                                    ------------
                                                                       5,472,273
                                                                    ------------
   CONSUMER STAPLES - 13.1%
     Altria Group                                          33,210      1,194,564
     Beam                                                   7,400        465,312
     Coca-Cola                                             25,960      2,097,568
     Molson Coors Brewing, Cl B                             6,700        283,544
     Philip Morris International                           18,723      1,712,031
     Procter & Gamble                                      35,500      2,291,170
     Wal-Mart Stores                                        3,700        275,391
                                                                    ------------
                                                                       8,319,580
                                                                    ------------
   ENERGY - 12.4%
     Anadarko Petroleum                                     4,700        326,368
     Chevron                                               16,400      1,797,112
     EOG Resources                                          6,000        588,060
     EQT                                                    7,100        400,440
     ExxonMobil                                            31,462      2,732,475
     Occidental Petroleum                                   7,971        693,716
     Schlumberger                                           3,357        239,220
     Tesoro                                                38,300      1,058,995
                                                                    ------------
                                                                       7,836,386
                                                                    ------------
   FINANCIALS - 15.5%
     Allied World Assurance Co Holdings
     AG ++                                                  7,200        543,096
     Allstate                                               8,900        305,270
     Ameriprise Financial                                   5,400        279,288
     Citigroup                                             21,900        594,147
     Fifth Third Bancorp                                   28,700        396,634
     General Growth Properties REIT                        30,800        558,096
     JPMorgan Chase                                        19,965        718,740
     Regions Financial                                     37,700        262,392
     Reinsurance Group of America                          16,400        912,988
     TD Ameritrade Holding                                 46,500        740,280
     Travelers                                             22,700      1,422,155
     Vornado Realty Trust REIT                             10,100        843,350
     Wells Fargo                                           60,945      2,060,550
     White Mountains Insurance Group                          300        153,177
                                                                    ------------
                                                                       9,790,163
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - 12.5%
     Agilent Technologies                                   4,300   $    164,647
     Baxter International                                  13,300        778,183
     Biogen Idec *                                          2,600        379,158
     Cardinal Health                                        4,300        185,287
     Charles River Laboratories International *             8,200        279,046
     Cigna                                                  6,100        245,708
     Eli Lilly                                              4,000        176,120
     Humana                                                 2,700        166,320
     McKesson                                               8,000        725,840
     Merck                                                 13,190        582,602
     Pfizer                                                61,617      1,481,272
     Stryker                                                4,800        249,744
     Thermo Fisher Scientific                              20,400      1,135,668
     UnitedHealth Group                                     3,780        193,120
     Watson Pharmaceuticals *                              12,600        980,658
     WellPoint                                              3,960        211,028
                                                                    ------------
                                                                       7,934,401
                                                                    ------------
   INDUSTRIAL - 8.2%
     3M                                                     2,200        200,706
     Babcock & Wilcox *                                     9,000        225,900
     Caterpillar                                            4,500        378,945
     CSX                                                   29,700        681,318
     Delta Air Lines *                                     82,300        794,195
     General Electric                                      81,455      1,690,191
     KBR                                                    8,000        209,920
     Masco                                                 27,400        329,622
     Rockwell Automation                                    3,000        202,080
     Textron                                                8,500        221,425
     Tyco International ++                                  4,300        236,242
                                                                    ------------
                                                                       5,170,544
                                                                    ------------
   INFORMATION TECHNOLOGY - 19.9%
     Analog Devices                                         4,520        176,642
     Apple *                                                5,115      3,124,037
     Applied Materials                                     32,700        356,103
     Brocade Communications Systems *                      94,600        470,162
     Cisco Systems                                         29,700        473,715
     Citrix Systems *                                       3,600        261,648
     eBay *                                                23,600      1,045,480
     Global Payments                                       27,800      1,190,396
     Google, Cl A *                                           700        443,079
     International Business Machines                        1,300        254,774
     Maxim Integrated Products                             13,100        356,713
     Microsoft                                             35,025      1,032,187
     Motorola Solutions                                    11,700        565,578
     NetApp *                                               7,160        233,917
     NVIDIA *                                              14,500        196,330
     Oracle                                                16,638        502,468
     Qualcomm                                              19,675      1,174,204
     Tellabs                                              145,400        478,366
     Visa Inc, Cl A                                         2,000        258,140
                                                                    ------------
                                                                      12,593,939
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 65

SCHEDULE OF INVESTMENTS
JULY 31, 2012

LARGE CAP CORE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   MATERIALS - 4.2%
     Airgas                                                 8,100   $    642,492
     LyondellBasell Industries, Cl A ++                     6,200        276,086
     Monsanto                                               5,100        436,662
     PPG Industries                                         7,000        766,220
     Praxair                                                5,467        567,256
                                                                    ------------
                                                                       2,688,716
                                                                    ------------
   TELECOMMUNICATION SERVICES - 1.6%
     Verizon Communications                                22,600      1,020,164
                                                                    ------------
   UTILITIES - 3.2%
     Calpine *                                             11,000        187,990
     CenterPoint Energy                                    39,800        838,188
     DTE Energy                                            14,100        865,317
     Edison International                                   3,300        152,394
                                                                    ------------
                                                                       2,043,889
                                                                    ------------
     TOTAL COMMON STOCK
       (Cost $55,642,972)                                             62,870,055
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 0.8%
--------------------------------------------------------------------------------
     Credit Suisse Securities (USA)
       0.150%, dated 07/31/12,
       mature on 08/01/12,
       repurchase price $494,993
       (collateralized by a U.S. Treasury
       obligation, par value
       $495,000, 1.00%, 03/31/17,
       total market value $507,111)                    $  494,991   $    494,991
                                                                    ------------
     TOTAL REPURCHASE AGREEMENT
       (Cost $494,991)                                                   494,991
                                                                    ------------
   TOTAL INVESTMENTS - 100.0%
     (Cost $56,137,963)                                               63,365,046
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                (20,569)
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 63,344,477
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL      - CLASS
REIT    - REAL ESTATE INVESTMENT TRUST

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JULY 31, 2012 IS AS FOLLOWS:

LONG FUTURES     NUMBER OF      EXPIRATION       UNREALIZED
OUTSTANDING      CONTRACTS         DATE        APPRECIATION**
-------------------------------------------------------------
S&P 500 E-MINI        7      SEPTEMBER 2012    $        9,678

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE 2 FOR ADDITIONAL DETAILS.

S&P    - STANDARD & POOR'S

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                             LEVEL 2        LEVEL 3
                                                            TOTAL FAIR         LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                                             VALUE AT          QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/12           PRICE         INPUTS         INPUTS
                                                          --------------   --------------   -----------   ------------
Assets:
   Common Stock ***                                        $  62,870,055   $   62,870,055   $        --   $         --
   Repurchase Agreement                                          494,991               --        494,991            --
   Derivatives (1)
     Equity Contracts                                              9,678            9,678            --             --
                                                          --------------   --------------   -----------   ------------
Total:                                                     $  63,374,724   $   62,879,733   $   494,991   $         --
                                                           =============   ==============   ===========   ============

*** See schedule of investments detail for industry and security type breakouts.

(1)   Investments in derivatives include futures contracts.

        The accompanying notes are an integral part of the financial statements.

66 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.2%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 13.7%
     Bed Bath & Beyond *                                   15,035   $    916,383
     Dick's Sporting Goods                                 32,720      1,607,206
     Dollar Tree *                                         24,095      1,212,942
     PetSmart                                              24,575      1,624,653
     Sally Beauty Holdings *                               73,030      1,929,453
     TJX Companies                                         31,325      1,387,071
     Yum! Brands                                           19,935      1,292,585
                                                                    ------------
                                                                       9,970,293
                                                                    ------------
   CONSUMER STAPLES - 15.6%
     Anheuser-Busch InBev NV, SP ADR                       36,992      2,930,506
     Coca-Cola                                             49,642      4,011,074
     Costco Wholesale                                      11,015      1,059,423
     Kraft Foods, Cl A                                     26,875      1,067,206
     Philip Morris International                           25,739      2,353,574
                                                                    ------------
                                                                      11,421,783
                                                                    ------------
   ENERGY - 8.9%
     BG Group PLC, SP ADR                                  58,010      1,149,178
     Chevron                                                9,680      1,060,734
     ExxonMobil                                            22,065      1,916,345
     Occidental Petroleum                                  20,485      1,782,810
     Royal Dutch Shell PLC, ADR                             9,095        620,279
                                                                    ------------
                                                                       6,529,346
                                                                    ------------
   FINANCIALS - 2.9%
     American Tower REIT                                   29,265      2,116,152
                                                                    ------------
   HEALTH CARE - 5.7%
     Covidien ++                                           15,835        884,860
     Fresenius Medical Care, ADR                           11,545        831,586
     Johnson & Johnson                                     20,635      1,428,355
     Merck                                                 23,120      1,021,210
                                                                    ------------
                                                                       4,166,011
                                                                    ------------
   INDUSTRIAL - 13.4%
     Danaher                                               41,151      2,173,184
     Donaldson                                             47,173      1,610,015
     JB Hunt Transport Services                            28,670      1,577,423
     Stericycle *                                          20,079      1,864,335
     United Parcel Service, Cl B                           12,220        923,954
     WW Grainger                                            8,075      1,654,002
                                                                    ------------
                                                                       9,802,913
                                                                    ------------
   INFORMATION TECHNOLOGY - 27.9%
     Accenture, Cl A ++                                    16,965      1,022,990
     Analog Devices                                        41,524      1,622,758
     ANSYS *                                               11,085        664,657
     Apple *                                               12,697      7,754,820
     ARM Holdings PLC, SP ADR                              66,620      1,730,788
     Broadcom, Cl A                                        19,675        666,589
     EMC *                                                 93,848      2,459,756
     International Business Machines                        9,265      1,815,755

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
     Qualcomm                                              44,772   $  2,671,993
                                                                    ------------
                                                                      20,410,106
                                                                    ------------
   MATERIALS - 9.0%
     Ecolab                                                48,895      3,200,178
     Praxair                                               32,356      3,357,259
                                                                    ------------
                                                                       6,557,437
                                                                    ------------
   UTILITIES - 2.1%
     ITC Holdings                                          10,187        755,774
     Wisconsin Energy                                      18,174        740,409
                                                                    ------------
                                                                       1,496,183
                                                                    ------------
     TOTAL COMMON STOCK
       (Cost $52,767,752)                                             72,470,224
                                                                    ------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.9%
--------------------------------------------------------------------------------
     Dreyfus Cash Management                              692,203        692,203
                                                                    ------------
     TOTAL REGISTERED INVESTMENT COMPANY
       (Cost $692,203)                                                   692,203
                                                                    ------------
   TOTAL INVESTMENTS - 100.1%
     (Cost $53,459,955)                                               73,162,427
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                              (77,320)
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 73,085,107
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
ARM    - ADJUSTABLE RATE MORTGAGE
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
REIT   - REAL ESTATE INVESTMENT TRUST
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 67

SCHEDULE OF INVESTMENTS
JULY 31, 2012

LARGE CAP GROWTH FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2       LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/12        PRICE          INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
Investments in Securities **                               $ 73,162,427   $ 73,162,427   $         --   $         --
                                                           ============   ============   ============   ============

** See schedule of investments detail for industry and security type breakouts.

        The accompanying notes are an integral part of the financial statements.

68 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

NYSE ARCA TECH 100 INDEX FUND

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 99.3%+
--------------------------------------------------------------------------------
   ENERGY - 1.9%
      Schlumberger                                      52,010   $     3,706,233
                                                                 ---------------
   HEALTH CARE - 21.5%
      Agilent Technologies                              52,010         1,991,463
      Amgen                                             52,010         4,296,026
      AstraZeneca PLC, SP ADR                           52,010         2,434,588
      Baxter International                              52,010         3,043,105
      Biogen Idec *                                     52,010         7,584,618
      Boston Scientific *                               52,010           268,892
      Bristol-Myers Squibb                              52,010         1,851,556
      CONMED                                            52,010         1,427,154
      Gilead Sciences *                                 52,010         2,825,703
      Life Technologies *                               52,010         2,282,199
      Medtronic                                         52,010         2,050,234
      Novartis AG, ADR                                  52,010         3,048,826
      St. Jude Medical                                  52,010         1,943,094
      Thermo Fisher Scientific                          52,010         2,895,397
      Valeant Pharmaceuticals
         International * ++                             52,010         2,473,596
      ViroPharma *                                      52,010         1,129,137
                                                                 ---------------
                                                                      41,545,588
                                                                 ---------------
   INDUSTRIAL - 3.9%
      Lockheed Martin                                   52,010         4,642,933
      Raytheon                                          52,010         2,885,515
                                                                 ---------------
                                                                       7,528,448
                                                                 ---------------
   INFORMATION TECHNOLOGY - 70.3%
      Adobe Systems *                                   52,010         1,606,069
      Akamai Technologies *                             52,010         1,829,712
      Altera                                            52,010         1,843,754
      Amdocs * ++                                       52,010         1,547,298
      Amphenol, Cl A                                    52,010         3,062,349
      Analog Devices                                    52,010         2,032,551
      Applied Materials                                 52,010           566,389
      Arris Group *                                     52,010           660,007
      Autodesk *                                        52,010         1,764,179
      Automatic Data Processing                         52,010         2,941,165
      BMC Software *                                    52,010         2,059,596
      Broadcom, Cl A *                                  52,010         1,762,099
      CA                                                52,010         1,251,881
      Check Point Software Technologies * ++            52,010         2,526,126
      Ciena *                                           52,010           833,720
      Cisco Systems                                     52,010           829,559
      Citrix Systems *                                  52,010         3,780,087
      Computer Sciences                                 52,010         1,280,486
      Compuware *                                       52,010           479,012
      Comtech Telecommunications                        52,010         1,420,913
      Corning                                           52,010           593,434
      Cypress Semiconductor *                           52,010           555,987
      Dell *                                            52,010           617,879
      Digital River *                                   52,010           925,258
      DST Systems                                       52,010         2,803,339

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      eBay *                                            52,010   $     2,304,043
      EMC *                                             52,010         1,363,182
      Emulex *                                          52,010           336,505
      F5 Networks *                                     52,010         4,856,694
      Harmonic *                                        52,010           220,522
      Harris                                            52,010         2,166,217
      Hewlett-Packard                                   52,010           948,662
      Intel                                             52,010         1,336,657
      InterDigital                                      52,010         1,419,873
      International Business Machines                   52,010        10,192,920
      Intuit                                            52,010         3,017,620
      Ixia *                                            52,010           806,155
      j2 Global                                         52,010         1,556,659
      JDS Uniphase *                                    52,010           511,778
      Juniper Networks *                                52,010           911,735
      KLA-Tencor                                        52,010         2,647,829
      Lam Research *                                    52,010         1,789,664
      Linear Technology                                 52,010         1,677,323
      LSI *                                             52,010           358,869
      MEMC Electronic Materials *                       52,010            99,859
      Microsoft                                         52,010         1,532,735
      Motorola Solutions                                52,010         2,514,163
      NetApp *                                          52,010         1,699,167
      Nokia, SP ADR                                     52,010           125,344
      NVIDIA *                                          52,010           704,215
      Open Text (Canada) *                              52,010         2,340,450
      Oracle                                            52,010         1,570,702
      Parametric Technology *                           52,010         1,120,295
      Polycom *                                         52,010           454,567
      Progress Software *                               52,010         1,011,074
      QLogic *                                          52,010           600,195
      QUALCOMM                                          52,010         3,103,957
      RealNetworks *                                    52,010           403,598
      Red Hat *                                         52,010         2,790,857
      Salesforce.com *                                  52,010         6,467,964
      SanDisk *                                         52,010         2,139,171
      SAP, SP ADR                                       52,010         3,295,354
      Seagate Technology ++                             52,010         1,561,340
      Standard Microsystems *                           52,010         1,919,689
      Symantec *                                        52,010           819,158
      Synopsys *                                        52,010         1,575,383
      Tellabs                                           52,010           171,113
      Teradata *                                        52,010         3,516,916
      Teradyne *                                        52,010           765,067
      Tessera Technologies                              52,010           751,545
      Texas Instruments                                 52,010         1,416,752
      VASCO Data Security International *               52,010           481,093
      VeriSign                                          52,010         2,310,284
      VMware, Cl A *                                    52,010         4,720,428
      Websense *                                        52,010           780,670
      Western Digital *                                 52,010         2,068,438
      Xerox Corp                                        52,010           360,429

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 69

SCHEDULE OF INVESTMENTS
JULY 31, 2012

NYSE ARCA TECH 100 INDEX FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Xilinx                                            52,010   $     1,685,124
      Yahoo! *                                          52,010           823,838
                                                                 ---------------
                                                                     135,696,690
                                                                 ---------------
   TELECOMMUNICATION SERVICES - 1.7%
      AT&T                                              52,010         1,972,219
      Telephone and Data Systems                        52,010         1,260,202
                                                                 ---------------
                                                                       3,232,421
                                                                 ---------------
      TOTAL COMMON STOCK
         (Cost $141,180,766)                                         191,709,380
                                                                 ---------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 0.8%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                          456,604           456,604
      PowerShares QQQ Trust Series 1                    15,652         1,014,250
                                                                 ---------------
      TOTAL REGISTERED INVESTMENT COMPANIES
         (Cost $1,420,531)                                             1,470,854
                                                                 ---------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $142,601,297)                                            193,180,234
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                             (120,276)
                                                                 ---------------
   NET ASSETS - 100.0%                                           $   193,059,958
                                                                 ===============

--------------------------------------------------------------------------------

*      NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
PLC    - PUBLIC LIABILITY COMPANY
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                                                             07/31/12         PRICE         INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
   Investments in Securities **                            $193,180,234   $193,180,234   $         --   $         --
                                                           ============   ============   ============   ============

** See schedule of investments detail for industry and security type breakouts.

        The accompanying notes are an integral part of the financial statements.

70 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

SMALL CAP CORE FUND

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.5%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 14.4%
      AFC Enterprises *                                 11,100   $       245,199
      Ameristar Casinos                                  8,700           146,769
      Arbitron                                          14,200           497,994
      Beazer Homes USA *                               136,700           317,144
      bebe stores                                       40,700           244,200
      Bob Evans Farms                                   14,100           543,132
      Brunswick                                         16,800           369,432
      Capella Education *                                7,500           198,900
      Citi Trends *                                      9,600           144,288
      Columbia Sportswear                                5,900           298,481
      Cooper Tire & Rubber                              18,200           317,954
      Dillard's, Cl A                                    5,700           371,811
      Domino's Pizza                                    10,900           372,126
      EW Scripps, Cl A *                                16,700           155,143
      Gordmans Stores *                                  8,100           137,214
      Grand Canyon Education *                          18,800           312,832
      MDC Holdings                                      13,400           426,924
      Oxford Industries                                  8,100           350,244
      Papa John's International *                       12,100           617,221
      Pier 1 Imports                                    78,600         1,296,114
      Pinnacle Entertainment *                          28,000           303,800
      Smith & Wesson Holding *                          71,200           719,120
      Sonic *                                           15,200           150,480
      True Religion Apparel                              9,700           254,528
                                                                 ---------------
                                                                       8,791,050
                                                                 ---------------
   CONSUMER STAPLES - 1.5%
      Fresh Del Monte Produce ++                        10,100           247,450
      Revlon, Cl A *                                    10,100           146,955
      TreeHouse Foods *                                  5,400           302,346
      United Natural Foods *                             4,200           228,060
                                                                 ---------------
                                                                         924,811
                                                                 ---------------
   ENERGY - 6.0%
      Alon USA Energy                                   16,200           176,904
      Berry Petroleum, Cl A                              5,300           201,506
      Delek US Holdings                                 21,900           432,306
      Exterran Holdings *                               44,000           649,880
      Frontline ++                                      38,000           140,600
      GasLog * ++                                       19,800           196,218
      Helix Energy Solutions Group *                    42,800           765,264
      OYO Geospace *                                     1,800           170,604
      W&T Offshore                                      17,800           329,122
      Western Refining                                  12,800           301,184
      Willbros Group *                                  41,900           287,015
                                                                 ---------------
                                                                       3,650,603
                                                                 ---------------
   FINANCIALS - 24.0%
      Alterra Capital Holdings ++                       19,100           444,457
      Anworth Mortgage Asset REIT                       37,900           251,656
      Banco Latinoamericano de Comercio
         Exterior SA, Cl E ++                           14,700           298,704

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      CBL & Associates Properties REIT                  31,300   $       617,549
      Colonial Properties Trust REIT                     9,200           208,380
      Cousins Properties REIT                           84,750           643,253
      Dime Community Bancshares                         14,700           213,150
      Extra Space Storage REIT                          33,300         1,090,242
      First American Financial                          29,300           536,776
      First Industrial Realty Trust REIT *              54,900           699,426
      Forestar Group *                                   9,200           104,696
      Healthcare Realty Trust REIT                      19,700           483,832
      Huntington Bancshares                             53,200           330,638
      International Bancshares                          33,100           606,723
      Lexington Realty Trust REIT                       33,000           295,020
      Montpelier Re Holdings ++                         45,800           927,908
      Nationstar Mortgage Holdings *                     8,900           195,978
      PacWest Bancorp                                    6,300           144,333
      Pinnacle Financial Partners *                      6,600           129,030
      Post Properties REIT                              19,100           986,515
      Primerica                                         45,800         1,253,546
      PrivateBancorp                                    28,600           438,152
      Select Income REIT                                15,100           379,916
      Sovran Self Storage REIT                          11,200           639,520
      Strategic Hotels & Resorts REIT *                 41,400           250,884
      Sunstone Hotel Investors REIT *                   79,800           798,798
      Trustmark                                          9,100           220,038
      Validus Holdings ++                               12,700           413,131
      Webster Financial                                 23,400           480,168
      WesBanco                                           8,400           173,964
      Westamerica Bancorporation                         4,200           193,200
      Wilshire Bancorp *                                36,200           229,508
                                                                 ---------------
                                                                      14,679,091
                                                                 ---------------
   HEALTH CARE - 11.0%
      Acorda Therapeutics *                              6,300           151,641
      Affymetrix *                                      76,100           318,859
      Alnylam Pharmaceuticals *                          8,100           151,389
      Array Biopharma *                                 34,500           177,330
      Auxilium Pharmaceuticals *                        42,400         1,142,256
      Cepheid *                                          8,200           262,728
      Clovis Oncology *                                 10,300           182,207
      Computer Programs & Systems                        3,600           178,200
      Conceptus *                                       11,800           219,243
      Cyberonics *                                       6,300           272,790
      Depomed *                                         27,000           149,040
      Hi-Tech Pharmacal *                                5,300           182,108
      Horizon Pharma *                                  30,600           174,726
      Lumenis * ++                                          13                --
      Magellan Health Services *                        10,600           510,920
      MedAssets *                                       36,200           477,478
      Medicis Pharmaceutical, Cl A                       7,100           233,732
      NuVasive *                                         6,200           129,518
      Providence Service *                              10,400           134,160
      Sirona Dental Systems *                            5,800           250,734

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 71

SCHEDULE OF INVESTMENTS
JULY 31, 2012

SMALL CAP CORE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Synergy Pharmaceuticals *                         38,000   $       155,420
      Vocera Communications *                            5,400           144,936
      Volcano *                                         13,000           343,850
      WellCare Health Plans *                            8,600           557,452
      XenoPort *                                        28,100           221,428
                                                                 ---------------
                                                                       6,722,145
                                                                 ---------------
   INDUSTRIAL - 14.4%
      AAR                                               18,600           264,306
      Aircastle                                         14,400           170,352
      Alaska Air Group *                                12,600           439,110
      American Railcar Industries *                     10,200           310,386
      AO Smith                                           2,150           106,253
      Applied Industrial Technologies                    5,100           189,516
      Arkansas Best                                     28,000           383,320
      Cascade                                            2,600           122,486
      CDI                                                6,800           109,888
      Clean Harbors *                                   16,000           968,640
      Columbus McKinnon *                               11,300           166,223
      Dycom Industries *                                24,200           421,564
      Encore Capital Group *                             6,600           184,800
      Ennis                                             10,800           154,872
      Flow International *                              42,300           135,360
      FreightCar America                                18,400           374,256
      Huron Consulting Group *                           4,500           151,560
      Insperity                                          5,200           136,448
      Knight Transportation                             22,500           344,925
      Knoll                                              7,100            97,199
      Mueller Industries                                12,200           520,086
      Resources Connection                              37,500           423,375
      Saia *                                            16,200           366,120
      Sauer-Danfoss                                     17,400           629,706
      Seaboard *                                           110           242,000
      Swift Transportation Co *                         33,600           278,880
      Taser International *                             63,400           342,994
      US Airways Group *                                43,400           497,364
      USG *                                             17,100           277,704
                                                                 ---------------
                                                                       8,809,693
                                                                 ---------------
   INFORMATION TECHNOLOGY - 18.8%
      Acxiom *                                           7,900           132,483
      Angie's List *                                    10,900           141,700
      Aspen Technology *                                22,600           528,388
      Blackbaud                                         10,000           269,800
      Cirrus Logic *                                     5,600           205,912
      CommVault Systems *                                7,400           359,048
      Comtech Telecommunications                        29,000           792,280
      Cornerstone OnDemand *                            13,800           328,164
      Emulex *                                          62,000           401,140
      Entropic Communications *                         39,100           234,600
      Fair Isaac                                        15,400           666,666
      Fairchild Semiconductor International *           34,000           471,240

--------------------------------------------------------------------------------
Description                                             Shares             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY - (CONTINUED)
      Formfactor *                                      70,600   $       432,072
      Imperva *                                          6,200           163,680
      Infoblox *                                         7,500           157,575
      Integrated Device Technology *                    56,400           284,256
      Intermolecular *                                  20,700           137,862
      Kulicke & Soffa Industries *                      51,500           570,105
      M/A-Com Technology Solutions
         Holdings *                                      8,800           155,672
      Manhattan Associates *                            23,800         1,111,222
      Micrel                                            30,400           283,936
      MicroStrategy, Cl A *                              1,300           151,398
      MoneyGram International *                         14,700           228,732
      Monolithic Power Systems *                        29,500           571,710
      MTS Systems                                        3,400           147,798
      NetSuite *                                        12,200           675,148
      Novatel Wireless *                                46,900           110,684
      Parametric Technology *                           10,000           215,400
      Rosetta Stone *                                   10,900           142,027
      Sigma Designs *                                   50,400           342,720
      TIBCO Software *                                  13,900           390,451
      Tyler Technologies *                              12,800           499,456
      XO Group *                                        17,700           152,397
                                                                 ---------------
                                                                      11,455,722
                                                                 ---------------
   MATERIALS - 5.4%
      A. Schulman                                       12,000           262,320
      AEP Industries *                                   6,600           310,068
      Boise                                             29,900           221,260
      Deltic Timber                                      4,700           290,507
      Domtar ++                                          2,300           169,878
      Eagle Materials                                   13,700           476,075
      Minerals Technologies                              2,100           134,274
      Neenah Paper                                       8,400           225,624
      Rockwood Holdings                                  2,200            97,284
      Sensient Technologies                              8,235           291,931
      Stepan                                             2,800           248,248
      Worthington Industries                            19,000           412,300
      Zoltek *                                          14,300           119,262
                                                                 ---------------
                                                                       3,259,031
                                                                 ---------------
   UTILITIES - 3.0%
      El Paso Electric                                  13,900           470,515
      NorthWestern                                       2,600            96,018
      PNM Resources                                     54,400         1,131,520
      Unitil                                             5,200           138,112
                                                                 ---------------
                                                                       1,836,165
                                                                 ---------------
      TOTAL COMMON STOCK
         (Cost $52,807,107)                                           60,128,311
                                                                 ---------------

        The accompanying notes are an integral part of the financial statements.

72 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

SMALL CAP CORE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 1.6%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.150%, dated 07/31/12,
         matures on 08/01/12,
         repurchase price $1,003,554
         (collateralized by a U.S. Treasury
         obligation, par value from
         $1,005,000, 1.00% 03/31/17,
         total market value $1,029,588)          $   1,003,549   $     1,003,549
                                                                 ---------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,003,549)                                             1,003,549
                                                                 ---------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $53,810,656)                                              61,131,860
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                              (59,196)
                                                                 ---------------
   NET ASSETS - 100.0%                                           $    61,072,664
                                                                 ===============

--------------------------------------------------------------------------------

*       NON-INCOME PRODUCING SECURITY.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

CL      - CLASS
REIT    - REAL ESTATE INVESTMENT TRUST

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JULY 31, 2012 IS AS FOLLOWS:

                                   NUMBER OF     EXPIRATION       UNREALIZED
LONG FUTURES OUTSTANDING           CONTRACTS        DATE        DEPRECIATION**
------------------------------------------------------------------------------
 RUSSELL 2000 MINI INDEX
   FUTURES                             13      SEPTEMBER 2012      $(23,317)

** THE PRIMARY RISK EXPOSURE IS THE PRICE MOVEMENT OF THE UNDERLYING BASKET OF EQUITY SECURITIES. SEE NOTE 2 FOR ADDITIONAL DETAILS

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT         QUOTED       OBSERVABLE   UNOBSERVABLE
                                                             07/31/12         PRICE         INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
Assets:
   Common Stock ***                                        $ 60,128,311   $ 60,128,311   $         --   $         --
   Repurchase Agreement                                       1,003,549             --      1,003,549             --
Liabilities:
   Derivatives (1)
     Equity Contracts                                           (23,317)       (23,317)            --             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $ 61,108,543   $ 60,104,994   $  1,003,549   $         --
                                                           ============   ============   ============   ============

***   See schedule of investments detail for industry breakout.

(1)   Investments in derivatives include open futures contracts.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 73

SCHEDULE OF INVESTMENTS
JULY 31, 2012

VALUE FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - 98.6%+
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 11.6%
      Autoliv                                              64,500   $  3,648,765
      Comcast, Cl A                                       264,500      8,445,485
      DIRECTV, Cl A *                                     108,000      5,363,280
      McGraw-Hill                                         102,550      4,815,748
      News, Cl A                                          160,000      3,683,200
      Target                                              133,700      8,108,905
      Walt Disney                                          98,200      4,825,548
                                                                    ------------
                                                                      38,890,931
                                                                    ------------
   CONSUMER STAPLES - 8.3%
      Diageo, SP ADR                                       30,000      3,207,000
      Heineken, ADR                                       199,300      5,414,981
      Henkel KGaA, SP ADR                                  60,700      3,581,300
      Philip Morris International                         113,500     10,378,440
      Unilever, NY Shares ++                              100,000      3,465,000
      Walgreen                                             50,000      1,818,000
                                                                    ------------
                                                                      27,864,721
                                                                    ------------
   ENERGY - 14.1%
      Apache                                               63,500      5,468,620
      Chevron                                              85,000      9,314,300
      Ensco PLC ++                                         35,000      1,901,550
      Halliburton                                          81,700      2,706,721
      National Oilwell Varco                               26,500      1,915,950
      Occidental Petroleum                                 88,500      7,702,155
      Peabody Energy                                      137,400      2,868,912
      Royal Dutch Shell PLC, ADR                           91,300      6,442,128
      Suncor Energy (Canada)                              102,350      3,125,769
      Williams                                            130,000      4,132,700
      WPX Energy *                                        107,000      1,706,650
                                                                    ------------
                                                                      47,285,455
                                                                    ------------
   FINANCIALS - 17.8%
      ACE ++                                               49,600      3,645,600
      Berkshire Hathaway, Cl B *                          132,200     11,215,848
      Charles Schwab                                      265,100      3,348,213
      CIT Group *                                         119,300      4,356,836
      Citigroup                                           204,000      5,534,520
      Goldman Sachs Group                                  34,050      3,435,645
      JPMorgan Chase                                      237,500      8,550,000
      Lazard, Cl A ++                                      73,489      1,973,179
      MetLife                                             127,600      3,926,252
      Wells Fargo                                         285,000      9,635,850
      Weyerhaeuser REIT                                   170,000      3,969,500
                                                                    ------------
                                                                      59,591,443
                                                                    ------------
   HEALTH CARE - 12.0%
      Agilent Technologies                                 86,500      3,312,085
      Baxter International                                 66,500      3,890,915
      Covidien ++                                          79,850      4,462,018
      Merck                                               167,000      7,376,390
      Novartis AG, ADR                                     75,500      4,425,810

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCK - (CONTINUED)+
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Roche Holding, SP ADR                                78,500   $  3,482,260
      St. Jude Medical                                    121,950      4,556,052
      Teva Pharmaceutical Industries, SP ADR               48,200      1,970,898
      UnitedHealth Group                                  131,600      6,723,444
                                                                    ------------
                                                                      40,199,872
                                                                    ------------
   INDUSTRIAL - 15.0%
      ABB, SP ADR                                         131,950      2,289,333
      Canadian Pacific Railway ++                          21,600      1,752,840
      Honeywell International                             130,600      7,581,330
      Jardine Matheson Holdings, ADR                       80,000      4,188,000
      Joy Global                                           41,200      2,139,928
      Lockheed Martin                                      42,750      3,816,292
      Rolls-Royce Holdings PLC, SP ADR                     49,000      3,258,500
      Schindler Holding AG, COP
         (Switzerland) ^                                   28,700      3,351,067
      Siemens AG, SP ADR                                   28,674      2,428,401
      Tyco International ++                               104,600      5,746,724
      United Parcel Service, Cl B                          86,900      6,570,509
      United Technologies                                  63,150      4,700,886
      Vinci (France) ^                                     63,300      2,680,585
                                                                    ------------
                                                                      50,504,395
                                                                    ------------
   INFORMATION TECHNOLOGY - 16.9%
      CA                                                   91,000      2,190,370
      Hewlett-Packard                                     208,600      3,804,864
      Hitachi, ADR                                         29,800      1,753,730
      Intel                                               322,000      8,275,400
      Microsoft                                           558,450     16,457,522
      Motorola Solutions                                   83,900      4,055,726
      Oracle                                              306,000      9,241,200
      Texas Instruments                                   138,150      3,763,206
      Western Union                                       229,450      3,999,314
      Xerox                                               451,500      3,128,895
                                                                    ------------
                                                                      56,670,227
                                                                    ------------
   MATERIALS - 2.1%
      BHP Billiton PLC, ADR                                45,300      2,639,178
      Crown Holdings *                                     72,600      2,606,340
      LyondellBasell Industries, Cl A ++                   42,400      1,888,072
                                                                    ------------
                                                                       7,133,590
                                                                    ------------
   TELECOMMUNICATION SERVICES - 0.8%
      Vodafone Group PLC, SP ADR                           89,000      2,558,750
                                                                    ------------
      TOTAL COMMON STOCK
         (Cost $294,636,066)                                         330,699,384
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.5%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           1,559,206      1,559,206
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $1,559,206)                                             1,559,206
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

74 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
                                                                           Value
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.1%
      (Cost $296,195,272)                                           $332,258,590
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.9%                              3,067,248
                                                                    ------------
   NET ASSETS - 100.0%                                              $335,325,838
                                                                    ============

--------------------------------------------------------------------------------

*     NON-INCOME PRODUCING SECURITY.

^ SECURITY FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE VALUATION COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF THESE SECURITIES AS OF JULY 31, 2012 IS $6,031,652.

++ THIS COMPANY IS DOMICILED OUTSIDE OF THE UNITED STATES. THE SECURITY'S FUNCTIONAL CURRENCY IS THE UNITED STATES DOLLAR.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR    - AMERICAN DEPOSITARY RECEIPT
CL     - CLASS
COP    - CERTIFICATES OF PARTICIPATION
NY     - NEW YORK
PLC    - PUBLIC LIABILITY COMPANY
REIT   - REAL ESTATE INVESTMENT TRUST
SP ADR - SPONSORED AMERICAN DEPOSITARY RECEIPT

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1     SIGNIFICANT     SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/12        PRICE          INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
Common Stock
   Consumer Discretionary                                  $ 38,890,931   $ 38,890,931   $         --   $         --
   Consumer Staples                                          27,864,721     27,864,721             --             --
   Energy                                                    47,285,455     47,285,455             --             --
   Financials                                                59,591,443     59,591,443             --             --
   Health Care                                               40,199,872     40,199,872             --             --
   Industrial                                                50,504,395     44,472,743      6,031,652             --
   Information Technology                                    56,670,227     56,670,227             --             --
   Materials                                                  7,133,590      7,133,590             --             --
   Telecommunication Services                                 2,558,750      2,558,750             --             --
                                                           ------------   ------------   ------------   ------------
Total Common Stocks:                                       $330,699,384   $324,667,732   $  6,031,652   $         --
                                                           ------------   ------------   ------------   ------------
Registered Investment Company                                 1,559,206      1,559,206             --             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $332,258,590   $326,226,938   $  6,031,652   $         --
                                                           ============   ============   ============   ============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 75

SCHEDULE OF INVESTMENTS
JULY 31, 2012

TACTICAL CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 81.4%
--------------------------------------------------------------------------------
      HighMark Cognitive Value Fund,
         Fiduciary Shares - 3.3%                          130,750   $  1,498,398
      HighMark Enhanced Growth Fund,
         Fiduciary Shares - 1.9% *                         72,484        857,480
      HighMark Equity Income Fund,
         Fiduciary Shares - 0.6%                           29,127        295,641
      HighMark Geneva Mid Cap Growth
         Fund, Fiduciary Shares - 4.7%                     93,020      2,182,240
      HighMark Geneva Small Cap Growth Fund,
         Fiduciary Shares - 3.2%                           46,544      1,471,706
      HighMark International Opportunities Fund,
         Fiduciary Shares - 11.9%                         875,775      5,482,352
      HighMark Large Cap Core Equity Fund,
         Fiduciary Shares - 20.2%                       1,013,140      9,310,761
      HighMark Large Cap Growth Fund,
         Fiduciary Shares - 4.1%                          163,226      1,868,943
      HighMark NYSE Arca Tech 100 Index Fund,
         Fiduciary Shares - 2.2% *                         29,226      1,012,097
      HighMark Small Cap Core Fund,
         Fiduciary Shares - 14.1% *                       338,032      6,490,219
      HighMark Value Fund,
         Fiduciary Shares - 15.2%                         445,156      6,993,404
                                                                    ------------
      TOTAL AFFILIATED EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $35,317,570)                                           37,463,241
                                                                    ------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT COMPANIES - 7.0%
--------------------------------------------------------------------------------
      HighMark Bond Fund,
         Fiduciary Shares - 0.0%                            1,452         16,874
      HighMark Short Term Bond Fund,
         Fiduciary Shares - 7.0%                          317,677      3,218,072
                                                                    ------------
      TOTAL AFFILIATED FIXED INCOME
         REGISTERED INVESTMENT COMPANIES
         (Cost $3,215,708)                                             3,234,946
                                                                    ------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 6.0%
--------------------------------------------------------------------------------
      Fidelity Advisor Industrials Fund,
         Institutional Class - 0.7%                        11,073        300,970
      Lazard Emerging Markets Equity
         Portfolio, Institutional Class - 4.9%            122,858      2,270,422
      Morgan Stanley Institutional Fund -
         U.S. Real Estate Portfolio,
         Institutional Class - 0.4%                        10,935        187,978
                                                                    ------------
      TOTAL EQUITY REGISTERED
         INVESTMENT COMPANIES
         (Cost $2,848,628)                                             2,759,370
                                                                    ------------

--------------------------------------------------------------------------------
Description                                            Shares/Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 3.0%
--------------------------------------------------------------------------------
      Eaton Vance Income Fund of Boston,
         Institutional Class - 3.0%                       231,848   $  1,358,632
                                                                    ------------
      TOTAL FIXED INCOME REGISTERED
         INVESTMENT COMPANY
         (Cost $1,331,142)                                             1,358,632
                                                                    ------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 2.7%
--------------------------------------------------------------------------------
      Credit Suisse Securities (USA)
         0.150%, dated 07/31/12, matures
         on 08/01/12, repurchase price
         $1,243,679 (collateralized by a U.S.
         Treasury obligation, par value
         $1,245,000,1.000%, 03/31/17, total
         market value $1,275,460)                    $  1,243,674      1,243,674
                                                                    ------------
      TOTAL REPURCHASE AGREEMENT
         (Cost $1,243,674)                                             1,243,674
                                                                    ------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $43,956,722)                                              46,059,863
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                              (55,245)
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 46,004,618
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

FUTURES - A SUMMARY OF THE OPEN FUTURES CONTRACTS HELD BY THE FUND AT JULY 31, 2012 IS AS FOLLOWS:

                                   NUMBER OF      EXPIRATION       UNREALIZED
SHORT FUTURES OUTSTANDING          CONTRACTS        DATE         DEPRECIATION**
--------------------------------------------------------------------------------
JAPANESE YEN                           3        SEPTEMBER 2012   $      (9,104)

** THE PRIMARY RISK EXPOSURE IS FOREIGN CURRENCY EXCHANGE RISK. SEE NOTE 2 FOR ADDITIONAL DETAILS.

        The accompanying notes are an integral part of the financial statements.

76 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

TACTICAL CAPITAL GROWTH ALLOCATION FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/12        PRICE          INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
Assets:
   Investments in Registered Investment Companies ***      $ 44,816,189   $ 44,816,189   $         --   $         --
   Repurchase Agreement                                       1,243,674             --      1,243,674             --
Liabilities:
   Derivatives (1)
      Foreign Exchange Futures                                   (9,104)        (9,104)            --             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $ 46,050,759   $ 44,807,085   $  1,243,674   $         --
                                                           ============   ============   ============   ============

***   See schedule of investments detail for industry breakout.

(1)   Investments in derivatives include open futures contracts.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 77

SCHEDULE OF INVESTMENTS
JULY 31, 2012

TACTICAL GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------
Description                                                Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 63.0%
--------------------------------------------------------------------------------
     HighMark Cognitive Value Fund,
       Fiduciary Shares - 2.6%                            137,722   $  1,578,294
     HighMark Enhanced Growth Fund,
       Fiduciary Shares - 1.4% *                           71,990        851,647
     HighMark Equity Income Fund,
       Fiduciary Shares - 0.5%                             30,640        310,993
     HighMark Geneva Mid Cap Growth Fund,
       Fiduciary Shares - 3.6% *                           93,086      2,183,799
     HighMark Geneva Small Cap Growth
       Fund,
       Fiduciary Shares - 2.6%                             49,839      1,575,898
     HighMark International Opportunities
       Fund,
       Fiduciary Shares - 9.7%                            937,181      5,866,753
     HighMark Large Cap Core Equity Fund,
       Fiduciary Shares - 14.0%                           923,929      8,490,905
     HighMark Large Cap Growth Fund,
       Fiduciary Shares - 3.7%                            193,493      2,215,493
     HighMark NYSE Arca Tech 100 Index
       Fund,
       Fiduciary Shares - 1.6% *                           28,942      1,002,261
     HighMark Small Cap Core Fund,
       Fiduciary Shares - 11.2% *                         352,253      6,763,263
     HighMark Value Fund,
       Fiduciary Shares - 12.1%                           466,909      7,335,144
                                                                    ------------
     TOTAL AFFILIATED EQUITY REGISTERED
       INVESTMENT COMPANIES
       (Cost $35,843,044)                                             38,174,450
                                                                    ------------

--------------------------------------------------------------------------------
   AFFILIATED FIXED INCOME REGISTERED INVESTMENT
   COMPANIES - 21.2%
--------------------------------------------------------------------------------
     HighMark Bond Fund,
       Fiduciary Shares - 7.3%                            381,818      4,436,730
     HighMark Short Term Bond Fund,
       Fiduciary Shares - 13.9%                           832,506      8,433,282
                                                                    ------------
     TOTAL AFFILIATED FIXED INCOME
       REGISTERED INVESTMENT COMPANIES
       (Cost $12,698,635)                                             12,870,012
                                                                    ------------

--------------------------------------------------------------------------------
   EQUITY REGISTERED INVESTMENT COMPANIES - 4.6%
--------------------------------------------------------------------------------
     Fidelity Advisor Industrials Fund,
       Institutional Class - 0.5%                          11,228        305,177
     Lazard Emerging Markets Equity
       Portfolio,
       Institutional Class - 3.8%                         123,702      2,286,019
     Morgan Stanley Institutional Fund -
       U.S. Real Estate Portfolio,
       Institutional Class - 0.3%                          10,780        185,303
                                                                    ------------
     TOTAL EQUITY REGISTERED
       INVESTMENT COMPANIES
       (Cost $2,828,381)                                               2,776,499
                                                                    ------------

--------------------------------------------------------------------------------
Description                                            Shares/Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   FIXED INCOME REGISTERED INVESTMENT COMPANY - 4.7%
--------------------------------------------------------------------------------
     Eaton Vance Income Fund of
       Boston,
       Institutional Class - 4.7%                         481,893   $  2,823,891
                                                                    ------------
     TOTAL FIXED INCOME REGISTERED
       INVESTMENT COMPANY
       (Cost $2,744,970)                                               2,823,891
                                                                    ------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT - 6.8%
--------------------------------------------------------------------------------
     Credit Suisse Securities (USA)
       0.150%, dated 07/31/12, matures on 08/01/12, repurchase price $4,099,739
       (collateralized by a U.S.
         Treasury
       obligation, par value
         $4,090,000,
       1.000%, 03/31/17, total
         market
       value $4,190,067)                               $4,099,722      4,099,722
                                                                    ------------
     TOTAL REPURCHASE AGREEMENT
       (Cost $4,099,722)                                               4,099,722
                                                                    ------------
   TOTAL INVESTMENTS - 100.3%
     (Cost $58,214,752)                                               60,744,574
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.3)%                             (178,902)
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 60,565,672
                                                                    ============

--------------------------------------------------------------------------------
*     NON-INCOME PRODUCING SECURITY.

FUTURES - A SUMMARY OF THE OPEN  FUTURES HELD BY THE FUND AT JULY 31, 2012 IS AS
FOLLOWS:

                                                                           NUMBER OF       EXPIRATION      UNREALIZED
SHORT FUTURES OUTSTANDING                                                  CONTRACTS         DATE         DEPRECIATION**
------------------------------------------------------------------------------------------------------------------------
JAPANESE YEN                                                                   4         SEPTEMBER 2012   $      (12,139)

** THE PRIMARY RISK EXPOSURE IS FOREIGN CURRENCY EXCHANGE RISK. SEE NOTE 2 FOR ADDITIONAL DETAILS.

        The accompanying notes are an integral part of the financial statements.

78 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

TACTICAL GROWTH & INCOME ALLOCATION FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                           LEVEL 2        LEVEL 3
                                                            TOTAL FAIR      LEVEL 1      SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                                                             07/31/12        PRICE         INPUTS         INPUTS
                                                           ------------   ------------   -----------   ------------
Assets:
   Investment in Registered Investment Companies ***       $ 56,644,852   $ 56,644,852   $        --   $         --
   Repurchase Agreement                                       4,099,722             --     4,099,722             --
Liabilities:
   Derivatives (1)
      Foreign Exchange Futures                                  (12,139)       (12,139)           --             --
                                                           ------------   ------------   -----------   ------------
Total:                                                     $ 60,732,435   $ 56,632,713   $ 4,099,722   $         --
                                                           ============   ============   ===========   ============

***   See schedule of investments detail for industry breakout.

(1)   Investments in derivatives include open futures contracts.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 79

SCHEDULE OF INVESTMENTS
JULY 31, 2012

BOND FUND

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 48.9%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 5.0%
     Comcast
       5.700%, 07/01/19                               $ 3,500,000   $  4,251,314
     DIRECTV Holdings / DIRECTV
       Financing
       2.400%, 03/15/17                                 2,100,000      2,155,839
     Gap
       5.950%, 04/12/21                                 2,650,000      2,798,713
     News America Holdings
       7.750%, 02/01/24                                 1,000,000      1,282,929
     Staples
       9.750%, 01/15/14                                 1,500,000      1,671,068
     Time Warner Entertainment
       8.375%, 03/15/23                                 5,000,000      6,993,525
                                                                    ------------
                                                                      19,153,388
                                                                    ------------
   ENERGY - 6.6%
     Cimarex Energy
       5.875%, 05/01/22                                 1,700,000      1,810,500
     Energy Transfer Partners
       9.700%, 03/15/19                                 2,000,000      2,595,936
     Kinder Morgan Energy Partners
       3.950%, 09/01/22                                 3,750,000      3,956,441
     Magellan Midstream Partners
       6.550%, 07/15/19                                 3,000,000      3,665,922
       4.250%, 02/01/21                                   500,000        550,894
     Newfield Exploration
       5.625%, 07/01/24                                   865,000        922,306
     Petrobras International
       Finance
       3.875%, 01/27/16                                 4,000,000      4,158,348
     Transcontinental Gas Pipe
       Line
       7.250%, 12/01/26                                 2,250,000      3,104,433
     Transocean
       5.050%, 12/15/16                                 2,500,000      2,767,880
     Weatherford International
       4.500%, 04/15/22                                   860,000        899,746
     Williams Partners
       5.250%, 03/15/20                                 1,000,000      1,152,892
                                                                    ------------
                                                                      25,585,298
                                                                    ------------
   FINANCIALS - 13.7%
     American International Group
       4.250%, 09/15/14                                 4,000,000      4,179,688
     Bank of America, MTN
       5.650%, 05/01/18                                 3,000,000      3,311,979
     BB&T, MTN
       2.150%, 03/22/17                                 3,750,000      3,867,416
     Berkshire Hathaway Finance
       5.400%, 05/15/18                                   850,000      1,026,310
     Boston Properties
       4.125%, 05/15/21                                 3,000,000      3,244,338
     Capital One Bank USA
       8.800%, 07/15/19                                 2,000,000      2,576,012

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
     Capital One Financial
       4.750%, 07/15/21                               $ 1,350,000   $  1,503,926
     Citigroup
       4.750%, 05/19/15                                 3,500,000      3,707,263
     Ford Motor Credit
       5.000%, 05/15/18                                 2,700,000      2,877,814
     GE Global Insurance
       7.750%, 06/15/30                                 3,300,000      4,194,782
     General Electric Capital, MTN
       2.300%, 04/27/17                                 6,000,000      6,133,536
     JPMorgan Chase
       4.250%, 10/15/20                                 4,400,000      4,767,057
     Lehman Brothers Holdings, MTN
       (B)
       5.625%, 01/24/13                                 4,000,000        970,000
     NASDAQ OMX Group
       5.250%, 01/16/18                                 2,750,000      2,966,147
     SLM, MTN
       6.000%, 01/25/17                                   860,000        900,850
     Wells Fargo
       5.625%, 12/11/17                                 4,000,000      4,749,156
       MTN
       1.250%, 02/13/15                                 2,000,000      2,006,958
                                                                    ------------
                                                                      52,983,232
                                                                    ------------
   FOREIGN GOVERNMENTS - 1.9%
     Export-Import Bank of Korea
       4.000%, 01/11/17                                 2,800,000      3,000,108
     Hydro-Quebec
       1.375%, 06/19/17                                 1,100,000      1,110,814
     Ser IO
       8.050%, 07/07/24                                 1,125,000      1,685,583
     Province of Saskatchewan
       9.375%, 12/15/20                                 1,000,000      1,526,796
                                                                    ------------
                                                                       7,323,301
                                                                    ------------
   HEALTH CARE - 4.7%
     Amgen
       3.875%, 11/15/21                                 3,350,000      3,659,691
       2.125%, 05/15/17                                 1,925,000      1,981,485
     Gilead Sciences
       4.400%, 12/01/21                                 1,000,000      1,136,052
     Laboratory Corp of America
       Holdings
       4.625%, 11/15/20                                 3,000,000      3,345,861
     Teva Pharmaceutical Finance
       3.650%, 11/10/21                                 4,000,000      4,357,636
     Wellpoint
       7.000%, 02/15/19                                 2,000,000      2,506,470
       6.000%, 02/15/14                                 1,000,000      1,074,471
                                                                    ------------
                                                                      18,061,666
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.

80 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIAL - 2.9%
     Continental Airlines Pass Through Trust
       Ser 98-1B (C)
       6.748%, 09/15/18                                $  564,542   $    564,542
       Ser 2010-1, Cl A
       4.750%, 07/12/22                                 2,863,032      3,006,184
     Delta Air Lines, Ser 11-1A
       5.300%, 10/15/20                                 1,722,190      1,842,744
     L-3 Communications, Ser B
       6.375%, 10/15/15                                 1,452,000      1,482,855
     Masco
       5.950%, 03/15/22                                   860,000        898,995
     Republic Services
       3.550%, 06/01/22                                 1,625,000      1,709,013
     United Technologies
       3.100%, 06/01/22                                 1,500,000      1,613,199
                                                                    ------------
                                                                      11,117,532
                                                                    ------------
   INFORMATION TECHNOLOGY - 1.5%
     Hewlett-Packard
       4.375%, 09/15/21                                 3,800,000      3,910,751
     International Business Machines
       6.500%, 01/15/28                                 1,500,000      2,090,666
                                                                    ------------
                                                                       6,001,417
                                                                    ------------
   MATERIALS - 5.6%
     Alcoa
       5.400%, 04/15/21                                 1,400,000      1,435,034
     ArcelorMittal
       4.500%, 02/25/17                                 2,500,000      2,474,873
     Ball
       7.375%, 09/01/19                                 2,750,000      3,052,500
     Ecolab
       4.350%, 12/08/21                                 1,950,000      2,210,727
     Georgia-Pacific
       8.000%, 01/15/24                                 4,500,000      6,180,597
     Rio Tinto Finance USA
       6.500%, 07/15/18                                 2,250,000      2,808,466
     Teck Resources
       10.250%, 05/15/16                                1,100,000      1,215,500
     Vale Overseas
       4.375%, 01/11/22                                 2,000,000      2,090,456
                                                                    ------------
                                                                      21,468,153
                                                                    ------------
   TELECOMMUNICATION SERVICES - 3.6%
     Telefonica Emisiones SAU
       3.992%, 02/16/16                                 4,000,000      3,741,932
     Verizon Maryland
       8.000%, 10/15/29                                 2,980,000      3,872,361
     Verizon New England
       7.875%, 11/15/29                                 4,925,000      6,173,842
                                                                    ------------
                                                                      13,788,135
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - 3.4%
     Exelon Generation
       6.200%, 10/01/17                               $ 4,000,000   $  4,691,760
     MidAmerican Energy Holdings, Ser D
       5.000%, 02/15/14                                   400,000        425,747
     Oklahoma Gas & Electric
       6.650%, 07/15/27                                 2,500,000      3,320,465
     Sempra Energy
       6.150%, 06/15/18                                 4,000,000      4,915,228
                                                                    ------------
                                                                      13,353,200
                                                                    ------------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $172,291,790)                                           188,835,322
                                                                    ------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 11.8%
--------------------------------------------------------------------------------
     Banc of America Mortgage Securities,
       Ser 2003-7, Cl A2
       4.750%, 09/25/18                                 2,339,429      2,424,502
     Chase Mortgage Finance,
       Ser 2004-S1, CI A3
       5.500%, 02/25/19                                 1,368,546      1,419,513
       Ser 2003-S10, Cl A1
       4.750%, 11/25/18                                   263,049        271,299
     Citicorp Mortgage Securities,
       Ser 2003-10, Cl A1
       4.500%, 11/25/18                                 2,739,644      2,816,063
     CS First Boston Mortgage Securities,
       Ser 2005-C1, Cl A4 (D)
       5.014%, 02/15/38                                 5,000,000      5,429,890
     DBUBS Mortgage Trust,
       Ser 2011-LC1A, Cl A1 (A)
       3.742%, 11/10/46                                 3,298,698      3,572,543
     GE Capital Commercial Mortgage,
       Ser 2004-C3, Cl A3 (D)
       4.865%, 07/10/39                                    53,335         53,600
     JPMorgan Chase Commercial
       Mortgage Securities,
       Ser 2004-PNC1, Cl A4 (D)
       5.367%, 06/12/41                                 5,000,000      5,325,015
     Lehman Mortgage Trust,
       Ser 2007-8, Cl 1A1
       6.000%, 09/25/37                                 4,082,975      3,545,884
     Morgan Stanley Capital I,
       Ser 2003-T11, Cl A4
       5.150%, 06/13/41                                 4,768,877      4,906,182
     Morgan Stanley Dean Witter
       Capital I, Ser 2001-TOP3, Cl A4
       6.390%, 07/15/33                                    25,983         25,962
     Residential Funding Mortgage
       Securities I, Ser 2004-S3, Cl A1
       4.750%, 03/25/19                                 1,399,605      1,436,210

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 81

SCHEDULE OF INVESTMENTS
JULY 31, 2012

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
     Sequoia Mortgage Trust, (D)
       Ser 2012-2, Cl A2
       3.500%, 04/25/42                               $ 4,124,509   $  4,324,366
       Ser 2012-1, Cl 2A1
       3.474%, 01/25/42                                 2,269,938      2,335,923
     Wells Fargo Mortgage Backed
       Securities Trust,
       Ser 2007-7, Cl A1
       6.000%, 06/25/37                                 4,318,270      4,014,907
       Ser 2004-2, Cl A1
       5.000%, 01/25/19                                 1,878,939      1,921,652
       Ser 2003-M, Cl A1 (D)
       4.694%, 12/25/33                                   949,943        964,405
       Ser 2003-13, Cl A1
       4.500%, 11/25/18                                   599,090        615,616
                                                                    ------------
     TOTAL MORTGAGE-BACKED SECURITIES
       (Cost $43,505,826)                                             45,403,532
                                                                    ------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 15.6%
--------------------------------------------------------------------------------
     FHLMC Gold
       6.000%, 06/01/13                                    58,147         59,519
       6.000%, 09/01/13                                    79,734         84,673
       6.000%, 09/01/17                                   674,534        721,023
       6.000%, 11/01/17                                   246,908        268,455
       5.500%, 03/01/17                                   185,908        200,155
       5.000%, 10/01/20                                   380,564        409,453
       4.500%, 05/01/19                                   484,266        520,208
       4.500%, 07/01/19                                 1,687,460      1,812,706
       4.500%, 04/01/20                                   205,298        220,535
       4.500%, 07/01/23                                 1,430,403      1,529,864
       4.000%, 05/01/26                                 3,421,990      3,645,025
     FHLMC, ARM (D)
       3.666%, 06/01/39                                   829,349        884,827
       2.370%, 12/01/34                                 1,864,892      1,979,709
     FHLMC, CMO REMIC
       Ser 1666, Cl J
       6.250%, 01/15/24                                 1,460,069      1,637,590
     FNMA
       8.500%, 05/01/25                                    13,644         16,708
       8.000%, 08/01/24                                     1,806          1,823
       8.000%, 09/01/24                                       405            419
       8.000%, 06/01/30                                     6,148          6,856
       7.500%, 12/01/26                                   110,026        132,399
       7.000%, 05/01/30                                    37,284         44,358
       6.500%, 04/01/14                                    59,731         61,028
       6.500%, 05/01/26                                    58,600         68,678
       6.500%, 03/01/28                                     6,048          7,143
       6.500%, 04/01/28                                    91,105        107,600
       6.500%, 01/01/29                                   333,805        394,242
       6.500%, 06/01/29                                    69,022         81,155
       6.500%, 06/01/29                                   172,176        202,443
       6.500%, 07/01/29                                   163,337        192,050

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
     FNMA (continued)
       6.500%, 08/01/29                               $    61,871   $     72,747
       6.500%, 05/01/30                                   215,679        253,593
       6.000%, 03/01/13                                     2,248          2,259
       6.000%, 05/01/16                                   173,912        185,829
       6.000%, 10/01/16                                   246,482        263,372
       6.000%, 11/01/17                                   515,486        550,810
       6.000%, 12/01/27                                    12,240         13,737
       6.000%, 12/01/27                                     6,841          7,678
       6.000%, 12/01/27                                     1,007          1,130
       6.000%, 07/01/28                                   242,951        272,675
       6.000%, 08/01/28                                    50,544         56,728
       6.000%, 10/01/28                                   112,032        126,088
       6.000%, 10/01/28                                    31,956         35,965
       6.000%, 12/01/28                                   261,222        293,998
       6.000%, 12/01/28                                   197,834        222,162
       6.000%, 12/01/28                                    52,439         59,018
       5.500%, 01/01/17                                   122,820        133,569
       5.500%, 02/01/17                                    64,393         70,230
       5.500%, 12/01/17                                   738,076        799,529
       5.500%, 03/01/20                                 3,711,218      4,068,500
       5.000%, 11/01/17                                   834,634        906,802
       5.000%, 12/01/17                                   266,947        290,029
       5.000%, 02/01/18                                   885,028        961,553
       5.000%, 11/01/18                                   167,593        182,084
       5.000%, 09/01/25                                 3,380,157      3,659,222
       5.000%, 11/01/33                                 3,621,956      3,967,174
       5.000%, 03/01/34                                 1,203,662      1,318,385
       4.500%, 04/01/18                                 4,754,515      5,140,225
       4.000%, 05/01/25                                 1,152,770      1,233,500
       3.500%, 09/01/25                                 5,504,892      5,855,140
       3.500%, 10/01/25                                 2,538,238      2,699,734
       3.500%, 10/01/26                                 6,119,037      6,508,360
     FNMA, ARM (D)
       2.589%, 01/01/36                                 3,058,709      3,245,843
     GNMA
       8.000%, 05/15/17                                     2,239          2,246
       8.000%, 11/15/26                                   130,235        158,444
       8.000%, 12/15/26                                    40,828         48,830
       7.500%, 05/15/23                                    54,681         63,735
       7.500%, 01/15/24                                     1,029          1,032
       7.500%, 01/15/24                                       590            616
       7.500%, 01/15/24                                    20,634         24,528
       7.500%, 02/15/27                                    15,085         18,324
       7.500%, 02/15/27                                     4,343          4,471
       7.500%, 07/15/27                                    11,507         12,700
       7.500%, 08/15/27                                    11,558         12,591
       7.500%, 08/15/27                                     1,090          1,163
       7.500%, 08/15/27                                       607            661
       7.500%, 08/15/27                                     8,031          9,755
       7.500%, 08/15/27                                     3,489          3,620
       7.000%, 01/15/24                                     3,780          4,460

        The accompanying notes are an integral part of the financial statements.

82 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
     GNMA (continued)
       7.000%, 04/15/24                               $    13,608   $     16,057
       6.500%, 12/15/23                                    22,136         25,681
       6.500%, 12/15/23                                     3,853          4,449
       6.500%, 01/15/24                                     6,045          7,020
       6.500%, 02/15/24                                    45,312         52,540
       6.500%, 04/15/26                                    22,537         26,430
       6.500%, 01/15/29                                   148,384        174,582
       6.500%, 05/15/29                                   345,396        409,774
       6.500%, 06/15/29                                    26,062         30,701
       6.000%, 08/15/28                                    66,825         75,760
       6.000%, 09/15/28                                    49,477         56,572
       6.000%, 09/15/28                                   131,042        149,833
                                                                    ------------
     TOTAL U.S. GOVERNMENT AGENCY
       MORTGAGE-BACKED OBLIGATIONS
       (Cost $57,367,792)                                             60,144,887
                                                                    ------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATION - 9.0%
--------------------------------------------------------------------------------
     U.S. Treasury Notes
       3.125%, 05/15/21                                 1,150,000      1,324,746
       3.000%, 09/30/16                                15,000,000     16,557,420
       2.000%, 01/31/16                                 3,150,000      3,329,648
       2.000%, 04/30/16                                   950,000      1,006,480
       1.875%, 06/30/15                                 3,750,000      3,922,853
       1.875%, 10/31/17                                 2,000,000      2,124,844
       1.750%, 05/15/22                                 3,000,000      3,070,782
       1.500%, 06/30/16                                 1,850,000      1,926,457
       0.875%, 01/31/17                                 1,500,000      1,522,968
                                                                    ------------
     TOTAL U.S. TREASURY OBLIGATION
       (Cost $32,332,784)                                             34,786,198
                                                                    ------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 8.6%
--------------------------------------------------------------------------------
     AEP Texas Central Transition Funding,
       Ser 2012-1, Cl A1
       0.880%, 12/01/18                                 6,000,000      6,038,792
     Ally Master Owner Trust,
       Ser 2011-1, Cl A2
       2.150%, 01/15/16                                 2,500,000      2,547,442
     Avis Budget Rental Car Funding AESOP, (A)
       Ser 2011-2A, Cl A
       2.370%, 11/20/14                                 3,000,000      3,064,682
       Ser 2011-1A, Cl A
       1.850%, 11/20/14                                 1,400,000      1,410,503
     BMW Vehicle Owner Trust,
       Ser 2010-A, Cl A3
       1.390%, 04/25/13                                   866,503        869,297
     Centerpoint Energy Transition Bond,
       Ser 2005-A, Cl A3
       5.090%, 08/01/15                                 1,075,000      1,117,037

--------------------------------------------------------------------------------
Description                                            Par/Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
     Hertz Vehicle Financing,
       Ser 2011-1A, Cl A1 (A)
       2.200%, 03/25/16                               $ 3,500,000   $  3,587,391
     Oncor Electric Delivery Transition
       Bond, Ser 2004-1, Cl A3
       5.290%, 05/15/18                                 3,120,000      3,457,337
     SLM Student Loan Trust,
       Ser 2011-2, Cl A1 (D)
       0.846%, 11/25/27                                 4,686,382      4,705,649
     Volkswagen Auto Loan Enhanced
       Trust, Ser 2011-1, Cl A4
       1.980%, 09/20/17                                 2,425,000      2,495,538
     World Omni Auto Receivables Trust,
       Ser 2011-A, Cl A4
       1.910%, 04/15/16                                 3,800,000      3,894,354
                                                                    ------------
     TOTAL ASSET-BACKED SECURITIES
       (Cost $32,384,727)                                             33,188,022
                                                                    ------------
--------------------------------------------------------------------------------
   TAXABLE MUNICIPAL BONDS - 4.4%
--------------------------------------------------------------------------------
   CALIFORNIA - 3.9%
     California State, Public School
       Improvements, Taxable, GO
       6.200%, 10/01/19                                 2,750,000      3,294,720
     Los Angeles, Department of
       Water &
       Power Revenue, Build America
       Bonds, Taxable, RB
       6.574%, 07/01/45                                 2,900,000      4,334,166
     Metropolitan Water District of
       Southern California, Build America
       Bonds, Taxable, RB
       6.947%, 07/01/40                                 4,750,000      5,820,080
     University of California Revenue,
       Build America Bonds, Taxable,
       RB (D)
       1.988%, 05/15/50                                 1,750,000      1,769,443
                                                                    ------------
                                                                      15,218,409
                                                                    ------------
   NEW JERSEY - 0.5%
     New Jersey State, Turnpike Authority
       Turnpike Revenue, Build America
       Bonds, Taxable, RB
       7.102%, 01/01/41                                 1,250,000      1,824,725
                                                                    ------------
     TOTAL TAXABLE MUNICIPAL BONDS
       (Cost $13,841,718)                                             17,043,134
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.9%
--------------------------------------------------------------------------------
     Dreyfus Cash Management                            3,365,895      3,365,895
                                                                    ------------
     TOTAL REGISTERED INVESTMENT
       COMPANY
       (Cost $3,365,895)                                               3,365,895
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 83

SCHEDULE OF INVESTMENTS
JULY 31, 2012

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
                                                                           Value
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS - 99.2%
     (Cost $355,090,532)                                            $382,766,990
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.8%                              3,223,356
                                                                    ------------
   NET ASSETS - 100.0%                                              $385,990,346
                                                                    ============
--------------------------------------------------------------------------------

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JULY 31, 2012 WAS $11,635,119 AND REPRESENTED 3% OF NET ASSETS.

(B) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JULY 31, 2012, THE VALUE OF THIS SECURITY AMOUNTED TO $970,000, WHICH REPRESENTS 0.3% OF NET ASSETS.

(C) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITY AS OF JULY 31, 2012 WAS $564,542 AND REPRESENTED 0.1% OF NET ASSETS.

(D)    FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2012.

ARM    - ADJUSTABLE RATE MORTGAGE
CL     - CLASS
CMO    - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO     - GENERAL OBLIGATION
MTN    - MEDIUM TERM NOTE
RB     - REVENUE BOND
REMIC  - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER    - SERIES

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                              LEVEL 2        LEVEL 3
                                                            TOTAL FAIR       LEVEL 1        SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT        QUOTED          OBSERVABLE    UNOBSERVABLE
                                                             07/31/12         PRICE            INPUTS         INPUTS
                                                           -------------   ------------   --------------   ------------
Corporate Obligations                                      $ 188,835,322   $         --   $  188,835,322   $         --
Mortgage-Backed Securities                                    45,403,532             --       45,403,532             --
U.S. Government Agency Mortgage-Backed Obligations            60,144,887             --       60,144,887             --
U.S. Treasury Obligation                                      34,786,198             --       34,786,198             --
Asset-Backed Securities                                       33,188,022             --       33,188,022             --
Taxable Municipal Bonds                                       17,043,134             --       17,043,134             --
Registered Investment Company                                  3,365,895      3,365,895               --             --
                                                           -------------   ------------   --------------   ------------
Total:                                                     $ 382,766,990   $  3,365,895   $  379,401,095   $         --
                                                           =============   ============   ==============   ============

        The accompanying notes are an integral part of the financial statements.

84 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 97.7%
--------------------------------------------------------------------------------
   CALIFORNIA - 97.7%
      Alhambra, Unified School District,
         Election 2004, Ser B, GO
         5.250%, 08/01/23 (A)                        $  1,150,000   $  1,355,827
         Ser A, GO
         5.000%, 08/01/20                                 490,000        594,880
         5.000%, 08/01/21                                 425,000        518,143
      Atascadero Unified School District,
         Election 2010, Ser A, GO
         AGM Insured
         5.250%, 08/01/25 (A)                             345,000        403,426
      Bay Area Toll Authority,
         San Francisco Bay Area,
         Ser F-1, RB,
         5.250%, 04/01/23 (A)                           1,015,000      1,228,191
      Burlingame, Elementary School
         District, GO, AGM Insured
         5.250%, 07/15/16                                 795,000        927,892
      California State, Department of
         Transportation, Federal Highway
         Grant, Anticipation Bonds, Ser A,
         RB, National-RE FGIC Insured
         5.000%, 02/01/14                               3,230,000      3,454,194
      California State,
         Department of Water
         Resources, Central Valley Project,
         Ser AC, RB, National-RE Insured
         5.000%, 12/01/21 (A)                           1,470,000      1,618,205
         Prerefunded @ 100
         5.000%, 12/01/14 (A) (B)                          85,000         94,239
         Central Valley Project, Ser AE, RB,
         5.000%, 12/01/22 (A)                           3,085,000      3,717,826
         Central Valley Project, Ser Z,
         ETM, RB, FGIC Insured
         5.000%, 12/01/12                                  10,000         10,160
         RB, National-RE FGIC Insured
         5.000%, 12/01/12                               1,075,000      1,092,039
         ETM, RB, AGM Insured
         5.500%, 12/01/14                                  10,000         11,190
         Power Supply Revenue, RB,
         Ser H, AGM Insured
         5.000%, 05/01/21 (A)                           1,485,000      1,756,547
         5.000%, 05/01/22 (A)                           1,645,000      1,939,866
         Subuser F5
         5.000%, 05/01/22 (A)                             875,000      1,031,844
         RB, AGM Insured
         5.500%, 12/01/14                               1,415,000      1,581,673
         Ser M, RB
         5.000%, 05/01/14                               3,000,000      3,240,720
      California State, Economic Recovery,
         Ser A, GO
         5.250%, 07/01/14                               1,635,000      1,786,139
         5.000%, 07/01/20 (A)                             480,000        588,130

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Ser A, GO, ETM
         5.250%, 07/01/14                            $    200,000   $    218,810
         Ser A, GO, National-RE Insured
         5.250%, 07/01/13                                 435,000        454,862
         5.000%, 07/01/15 (A)                           1,250,000      1,356,350
         Ser A, GO, State Guaranteed
         5.250%, 07/01/21 (A)                           4,000,000      4,933,920
      California State,
         Educational Facilities Authority,
         Santa Clara University, RB
         5.250%, 04/01/23 (A)                             250,000        289,937
         5.250%, 04/01/24 (A)                             670,000        775,103
         Stanford University,
         Ser P, RB
         5.250%, 12/01/13                                 900,000        959,607
      California State, GO
         5.000%, 12/01/17 (A)                           1,545,000      1,807,526
         5.000%, 11/01/24 (A)                           2,000,000      2,344,340
         AMBAC Insured
         5.000%, 11/01/17                               1,000,000      1,188,650
         Various Purposes
         5.250%, 10/01/21 (A)                           1,000,000      1,203,970
         5.625%, 04/01/25 (A)                           1,975,000      2,336,840
      California State, Public Works Board,
         Regents of the University of
         California
         Ser G, RB
         5.000%, 12/01/17                               1,500,000      1,813,995
         5.000%, 12/01/21                               1,000,000      1,268,710
      California State, University,
         Systemwide, Ser A, RB
         5.250%, 11/01/22 (A)                             255,000        299,821
         5.000%, 11/01/25 (A)                             910,000      1,070,642
         5.000%, 11/01/26 (A)                           1,500,000      1,756,725
      Campbell, Unified High School
         District, GO
         5.250%, 08/01/25 (A)                             695,000        820,858
      Cerritos Community College District,
         Election 2004, Ser C, GO
         5.250%, 08/01/24 (A)                             450,000        532,125
         5.250%, 08/01/25 (A)                             750,000        880,020
      Chaffey, Unified High School
         District, GO, National-RE
         FGIC Insured
         5.000%, 08/01/15                               1,000,000      1,123,080
      Citrus Community College
         District, Election 2004,
         Ser C, GO
         5.250%, 06/01/25 (A)                             505,000        587,179
      Claremont, Unified School
         District, GO
         5.000%, 08/01/28 (A)                           3,050,000      3,520,554

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 85

SCHEDULE OF INVESTMENTS
JULY 31, 2012

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Coast Community College, GO,
         National-RE Insured
         5.250%, 08/01/15                            $  1,055,000   $  1,193,975
      Corona-Norca Unified School
         District, Election 2006,
         Ser A, GO, AGM Insured
         5.000%, 08/01/17                                 505,000        592,936
         Ser E, GO
         5.000%, 08/01/16                                 920,000      1,060,622
      Desert Sands Unified School District,
         Election 2001, GO
         5.750%, 08/01/19 (A)                             700,000        864,514
         5.250%, 08/01/20 (A)                             610,000        730,225
         5.250%, 08/01/22 (A)                             650,000        767,572
         5.500%, 08/01/25 (A)                             300,000        354,021
      Dublin, Unified School District,
         Election 2004, Ser A, GO,
         AGM Insured
         5.000%, 08/01/21 (A)                             720,000        749,016
         5.000%, 08/01/26 (A)                           1,580,000      1,618,552
      El Camino, Community College,
         GO, AGM Insured
         5.000%, 08/01/16 (A)                           1,000,000      1,132,940
      Fallbrook, Unified High School
         District, GO, National-RE
         FGIC Insured
         5.375%, 09/01/12                                 250,000        251,007
      Fallbrook, Union Elementary School
         District, Election 2002, Ser A, GO
         5.000%, 08/01/23 (A)                             720,000        905,141
      Fontana, Unified School District,
         Ser A, GO, AGM Insured
         5.250%, 08/01/19 (A)                             980,000      1,060,419
      Gavilan, Joint Community College
         District, GO
         5.000%, 08/01/21                               1,000,000      1,259,900
      Gilroy, Unified School District,
         Election 2008, Ser A, GO
         5.250%, 08/01/22 (A)                           1,800,000      2,128,500
         6.000%, 08/01/25 (A)                           1,400,000      1,707,622
      Grant, Joint Union High School
         District, Election 2006, GO,
         AGM Insured
         5.000%, 08/01/21 (A)                             975,000      1,111,656
      Hayward, Unified School District, GO
         5.000%, 08/01/25 (A)                           1,000,000      1,068,150
      Imperial Irrigation District,
         Ser B, RB
         5.000%, 11/01/26 (A)                           1,000,000      1,145,080
         Ser C, RB
         5.000%, 11/01/26 (A)                           1,600,000      1,832,128
      Irvine Ranch Water District, Ser B,
         GO, LOC Bank of America NA
         0.160%, 10/01/41 (A) (C)                       3,400,000      3,400,000

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Kern High School District, GO
         5.000%, 08/01/22                            $    500,000   $    611,425
      Lodi, Unified School District,
         Election 2002, GO, AGM Insured
         5.250%, 08/01/22 (A)                           1,000,000      1,049,940
      Long Beach, Community College
         District, Election 2008, Ser A, GO
         5.000%, 06/01/24 (A)                             465,000        524,706
      Long Beach, Harbor Revenue,
         Ser B, RB,
         5.000%, 05/15/24 (A)                           1,470,000      1,772,247
      Long Beach, Unified School District,
         Election 2008, Ser A, GO
         4.000%, 08/01/14                                 180,000        192,710
         5.250%, 08/01/24 (A)                             200,000        235,234
         5.250%, 08/01/25 (A)                           1,640,000      1,918,587
         Ser B, GO
         5.250%, 08/01/24 (A)                           1,070,000      1,258,502
      Los Angeles County, Metropolitan
         Transportation Authority,
         Sales Tax Project,
         Ser A, AGM Insured
         5.000%, 07/01/18 (A)                           1,280,000      1,334,093
         Sales Tax Revenue, Proposition C,
         Ser A, RB, National-RE Insured
         5.250%, 07/01/13                                 200,000        209,114
      Los Angeles County, Public Works
         Financing Authority,
         Regional Park & Open Space,
         Special Assessment,
         AGM Insured
         5.000%, 10/01/12                               1,060,000      1,068,045
         5.000%, 10/01/15                                 230,000        261,795
         National-RE Insured
         5.000%, 10/01/12                                 300,000        302,277
      Los Angeles County, Sanitation
         Districts Financing Authority,
         Capital Project, Ser A, RB,
         AGM Insured
         5.000%, 10/01/21 (A)                             245,000        257,453
      Los Angeles County, Sanitation
         Equipment, Ser A, RB, AGM Insured
         5.000%, 02/01/14 (A)                             750,000        766,455
      Los Angeles Harbor Department,
         Ser A, RB
         5.000%, 08/01/20 (A)                           2,000,000      2,452,740
         5.250%, 08/01/21 (A)                             350,000        429,796
      Los Angeles,
         Ser A, GO,
         5.000%, 09/01/23 (A)                           2,180,000      2,681,771
         National-RE Insured
         5.000%, 09/01/24 (A)                           1,430,000      1,621,177
         Ser A, GO, National-RE Insured,
         Prerefunded @ 100
         5.000%, 09/01/12 (A) (B)                       3,500,000      3,513,125

        The accompanying notes are an integral part of the financial statements.

86 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Ser B, GO, AGM Insured
         5.000%, 09/01/16 (A)                        $  1,080,000   $  1,228,252
      Los Angeles, Community College
         District, Election 2001, Ser A, GO,
         National-RE FGIC Insured
         5.000%, 08/01/23 (A)                             500,000        584,955
         Election 2003, Ser E, GO,
         AGM Insured
         5.000%, 08/01/17 (A)                           1,000,000      1,167,800
         5.000%, 08/01/23 (A)                           1,360,000      1,557,540
         Election 2008, Ser A, GO
         5.500%, 08/01/22 (A)                           1,500,000      1,874,400
         5.500%, 08/01/24 (A)                           1,000,000      1,217,190
      Los Angeles, Department of Airports,
         RB International Airport,
         Ser A
         5.000%, 05/15/23 (A)                             665,000        807,044
         Ser C
         5.250%, 05/15/21 (A)                           1,000,000      1,160,620
         Ser D
         5.000%, 05/15/24 (A)                             860,000      1,025,937
         Ser A
         5.250%, 05/15/22 (A)                             500,000        605,410
      Los Angeles, Department of Water &
         Power,
         Ser A, RB
         5.000%, 07/01/18                               1,245,000      1,519,734
         5.000%, 07/01/22 (A)                           2,360,000      2,957,104
         Ser A, Sub Ser A-2, RB,
         National-RE Insured
         5.000%, 07/01/19 (A)                           2,500,000      2,598,375
         Ser A-2, RB,
         AGM Insured
         5.000%, 07/01/25 (A)                           2,000,000      2,243,060
         Ser B, RB,
         National-RE Insured
         5.000%, 07/01/13                                 455,000        474,829
         Sub Ser A-2, RB
         5.000%, 07/01/15                                 575,000        648,790
      Los Angeles, Unified School
         District, GO,
         Election 2004, Ser F,
         FGIC Insured
         5.000%, 07/01/19 (A)                             595,000        690,033
         Ser B,
         AGM Insured
         5.000%, 07/01/16                               2,230,000      2,593,668
         Ser D
         5.250%, 07/01/24 (A)                           1,000,000      1,185,380
         Ser I
         5.000%, 07/01/25 (A)                           1,900,000      2,197,122
      Los Angeles, Waste Water System, RB,
         AGM Insured
         5.000%, 06/01/22 (A)                             920,000        954,150

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
         Sub Ser A,
         National-RE Insured
         5.000%, 06/01/26 (A)                        $    600,000   $    618,156
      Metropolitan Water District of
         Southern California,
         Ser A, RB
         5.000%, 01/01/26 (A)                             500,000        585,885
         Ser B-3, RB
         0.100%, 07/01/35 (A) (C)                       3,400,000      3,400,000
      Modesto Irrigation District, COP,
         Capital Improvements, Ser A
         5.500%, 10/01/25 (A)                           1,500,000      1,675,860
      Mount Diablo, Unified School
         District, GO
         5.000%, 08/01/26 (A)                             300,000        347,505
         Election 2002, Ser B
         5.000%, 07/01/20                               1,025,000      1,257,357
         Election 2002, Ser B-2
         5.000%, 07/01/24 (A)                           2,000,000      2,386,100
      North Orange County, Community
         College District,
         GO, National-RE Insured
         5.000%, 08/01/15                               1,070,000      1,215,327
         5.000%, 08/01/23 (A)                           2,880,000      3,174,970
      Northern California Transmission
         Agency Revenue, California-Oregon
         Transmission Project, Ser A, RB
         5.000%, 05/01/22 (A)                           1,060,000      1,229,918
      Norwalk, La Mirada Unified School
         District, Election 2002, Ser A, GO,
         FGIC Insured, Prerefunded @ 100
         5.000%, 08/01/13 (A) (B)                       1,800,000      1,885,428
      Orange County, Sanitation District,
         Ser B, COP, AGM Insured
         5.000%, 02/01/17                                 510,000        609,358
         5.000%, 02/01/23 (A)                           2,615,000      2,960,232
         5.000%, 02/01/25 (A)                           1,200,000      1,352,352
      Orange County, Water District, Ser B,
         COP, National-RE Insured
         5.000%, 08/15/24 (A)                             750,000        820,703
      Pajaro Valley Unified School District,
         GO, AGM Insured
         5.250%, 08/01/21 (A)                             500,000        562,375
      Paramount, Unified School District,
         GO, AGM Insured
         5.000%, 09/01/15                               1,000,000      1,106,790
      Peralta, Community College
         District, GO
         5.000%, 08/01/20                               2,240,000      2,690,218
      Petaluma City, Elementary School
         District, GO
         4.000%, 08/01/15                                 705,000        766,589

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 87

SCHEDULE OF INVESTMENTS
JULY 31, 2012

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Port of Oakland, RB,
         Ser B, National-RE Insured
         5.000%, 11/01/18 (A)                        $  1,250,000   $  1,439,825
         Ser M, FGIC Insured,
         Prerefunded @ 100
         5.250%, 11/01/12 (A) (B)                       1,000,000      1,012,410
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                           1,500,000      1,724,070
         5.000%, 06/01/24 (A)                           1,110,000      1,264,101
      Redwood City, Elementary School
         District, GO, National-RE
         FGIC Insured
         5.500%, 08/01/14                                 960,000      1,034,189
      Riverside, Community College,
         GO, AGM Insured
         5.000%, 08/01/19 (A)                           1,750,000      1,982,085
      Sacramento, Municipal Utility
         District, RB Electric Power & Light
         Revenues,
         Ser R, National-RE Insured
         5.000%, 08/15/16                                 300,000        314,280
         5.000%, 08/15/22 (A)                             325,000        339,397
         Prerefunded @ 100
         5.000%, 08/15/13 (A) (B)                         700,000        734,517
         5.000%, 08/15/13 (A) (B)                         795,000        834,201
         Ser U, AGM Insured
         5.000%, 08/15/24 (A)                             265,000        309,806
      Sacramento, Municipal Utility
         District, RB, Electric Power & Light
         Revenues,
         Ser R, National-RE Insured
         5.000%, 08/15/15                               1,790,000      2,016,578
         Ser U, AGM Insured
         5.000%, 08/15/23 (A)                           1,660,000      1,956,161
      Sacramento, Unified School
         District, GO
         5.000%, 07/01/19                               1,115,000      1,330,686
      San Bernardino County, Community
         College District, GO,
         AGM Insured
         5.000%, 08/01/15                               1,000,000      1,127,200
         Election 2002, Ser A
         6.250%, 08/01/24 (A)                           1,055,000      1,316,566
      San Diego County, Water
         Authority, COP,
         Ser A, AGM Insured
         5.000%, 05/01/20 (A)                           1,000,000      1,184,660
         Water Revenues, Ser 2008A,
         National-RE FGIC Insured
         5.250%, 05/01/16                               1,310,000      1,525,128
         Water Revenues, Ser A,
         AGM Insured
         5.000%, 05/01/26 (A)                           3,520,000      3,781,958

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      San Diego, Community College
         District, GO
         5.000%, 08/01/20                            $    500,000   $    629,660
         5.000%, 08/01/21                                 400,000        509,280
         5.000%, 08/01/24 (A)                           2,000,000      2,504,040
      San Diego, Public Facilities Financing
         Authority,
         RB, National-RE Insured
         5.000%, 08/01/14 (A)                           1,100,000      1,100,000
         Sewer Authority, Ser A, RB
         5.250%, 05/15/26 (A)                           1,675,000      2,039,899
         Sewer Authority, Ser B, RB
         5.500%, 05/15/23 (A)                           3,355,000      4,158,757
         Water Authority, Ser B, RB
         5.000%, 08/01/21 (A)                           1,000,000      1,217,490
      San Francisco City & County,
         Airport Commission,
         International Airport,
         Second Series, Issue 32F, RB,
         National-RE FGIC Insured
         5.000%, 05/01/22 (A)                           2,000,000      2,257,820
         International Airport, Second
         Series, Issue 32F, RB,
         National-RE FGIC Insured
         5.250%, 05/01/19                               2,100,000      2,559,627
         Earthquake Safety,
         Ser E, GO
         5.000%, 06/15/26 (A)                           2,815,000      3,288,399
         General Hospital,
         Ser A, GO
         5.250%, 06/15/24 (A)                             250,000        296,418
         Public Utilities Commission,
         Water Revenue,
         Ser A, RB, AGM Insured
         5.000%, 11/01/23 (A)                           1,000,000      1,139,900
         Ser B, RB, National-RE Insured
         5.000%, 11/01/15 (A)                           1,250,000      1,264,750
         Ser C, RB
         5.000%, 11/01/12                                 525,000        531,153
         Ser D, RB
         5.000%, 11/01/26 (A)                           5,075,000      6,125,576
         Ser R1, GO
         5.000%, 06/15/24 (A)                             375,000        459,870
      San Francisco Unified School District,
         Prop A, Election 2006, Ser B, GO
         5.250%, 06/15/23 (A)                             925,000      1,098,031
      San Francisco, Bay Area Rapid Transit,
         Sales Tax Revenue, RB,
         AMBAC Insured
         5.250%, 07/01/14 (A)                             300,000        301,164
      San Francisco, Community College
         District, Election 2001, Ser B, GO,
         National-RE Insured
         5.000%, 06/15/20 (A)                           2,085,000      2,133,914

        The accompanying notes are an integral part of the financial statements.

88 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      San Joaquin County, Delta Community
         College District, Election 2004,
         Ser A, GO, AGM Insured
         4.500%, 08/01/15                            $  1,000,000   $  1,101,750
      San Juan, Unified School District,
         Election 2002, GO, AGM Insured
         5.000%, 08/01/26 (A)                           1,560,000      1,786,278
         Election 2002, Ser A, GO,
         National-RE Insured
         5.000%, 08/01/25 (A)                           2,200,000      2,334,640
      San Lorenzo, Unified School District,
         Election 2008, Ser A, GO,
         Assured Guaranty Insured
         5.000%, 08/01/22 (A)                             325,000        367,266
      San Mateo, County, Transit District,
         Sales Tax Revenue, Ser A, RB,
         National-RE Insured
         5.250%, 06/01/16                               2,150,000      2,496,687
      San Mateo, Joint Powers Financing
         Authority, Lease Revenue, Capital
         Projects, Ser A, RB
         5.250%, 07/15/24 (A)                           1,000,000      1,182,880
      San Rafael, Elementary School
         District, GO
         5.000%, 08/01/24 (A)                             325,000        386,623
         5.000%, 08/01/27 (A)                             875,000      1,027,889
      San Ramon Valley, Unified School
         District, Election 2002, GO,
         AGM Insured
         5.250%, 08/01/18 (A)                           1,290,000      1,416,613
      Santa Clara, Valley Transportation
         Authority, Measure A, Ser A, RB,
         AMBAC Insured
         5.000%, 04/01/25 (A)                             400,000        453,524
      Santa Maria, Joint Unified High
         School District, Ser A, ETM, GO,
         AGM Insured
         5.500%, 08/01/15                                 510,000        570,792
      Santa Rosa, High School District, GO,
         5.000%, 08/01/24 (A)                           1,090,000      1,260,705
      Shasta-Tehama-Trinity, Joint
         Community College District, GO
         5.000%, 08/01/26 (A)                             560,000        637,302
         5.000%, 08/01/27 (A)                             500,000        568,185
      Solano County, Community College,
         Election 2002, Ser A, GO,
         National-RE Insured,
         Prerefunded @ 100
         5.000%, 08/01/13 (A) (B)                       1,865,000      1,952,543
      Southern California, Public Power
         Authority, Power Project Revenue,
         Canyon Power, Ser A, RB
         5.000%, 07/01/25 (A)                           2,950,000      3,452,562
         Transmission Project Revenue,
         Sub Southern Transmission,
         Ser A, RB
         5.000%, 07/01/23 (A)                           1,200,000      1,400,652

--------------------------------------------------------------------------------
Description                                            Par/Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      State Center Community College
         District, GO
         5.000%, 08/01/20                            $  1,000,000   $  1,229,750
      Stockton, Unified School District,
         Election 2005, GO, AGM Insured
         5.000%, 08/01/16                                 645,000        705,424
      Torrance, Unified School District,
         Election 2008, Measure Z, GO
         5.500%, 08/01/25 (A)                           1,000,000      1,180,870
      University of California,
         Ser A, RB,
         AMBAC Insured
         5.125%, 05/15/18 (A)                             705,000        729,943
         5.000%, 05/15/22 (A)                           1,500,000      1,556,325
         5.000%, 05/15/25 (A)                             600,000        620,448
         Ser B, RB,
         AMBAC Insured
         5.250%, 05/15/23 (A)                           1,500,000      1,559,985
         Ser O, RB
         5.500%, 05/15/22 (A)                           2,000,000      2,456,140
                                                                    ------------
      TOTAL MUNICIPAL BONDS
         (Cost $238,555,368)                                         255,105,781
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 0.8%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds, California
         Money Fund                                     2,115,182      2,115,182
                                                                    ------------
      TOTAL REGISTERED INVESTMENT COMPANY
         (Cost $2,115,182)                                             2,115,182
                                                                    ------------
   TOTAL INVESTMENTS - 98.5%
      (Cost $240,670,550)                                            257,220,963
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 1.5%                              4,010,703
                                                                    ------------
   NET ASSETS - 100.0%                                              $261,231,666
                                                                    ============

--------------------------------------------------------------------------------

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2012.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
GO    - GENERAL OBLIGATION
LOC   - LETTER OF CREDIT
NA    - NATIONAL ASSOCIATION
RB    - REVENUE BOND
SER   - SERIES

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 89

SCHEDULE OF INVESTMENTS
JULY 31, 2012

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2       LEVEL 3
                                                            TOTAL FAIR       LEVEL 1      SIGNIFICANT   SIGNIFICANT
                                                             VALUE AT        QUOTED       OBSERVABLE    UNOBSERVABLE
                                                             07/31/12        PRICE          INPUTS         INPUTS
                                                           ------------   ------------   ------------   ------------
   Municipal Bonds                                         $255,105,781   $         --   $255,105,781   $         --
   Registered Investment Company                              2,115,182      2,115,182             --             --
                                                           ------------   ------------   ------------   ------------
Total:                                                     $257,220,963   $  2,115,182   $255,105,781   $         --
                                                           ============   ============   ============   ============

        The accompanying notes are an integral part of the financial statements.

90 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 99.4%
--------------------------------------------------------------------------------
   ALASKA - 4.2%
      Alaska State, International Airports
         System, (A) Ser B, RB, AMBAC
         Insured, Prerefunded @ 100 (B)
         5.750%, 10/01/12                            $    150,000   $    151,347
         Ser D, RB, National-RE Insured
         5.000%, 10/01/22                               2,000,000      2,273,500
      Anchorage, City of Anchorage
         Schools, Ser B, GO,
         5.000%, 08/01/24 (A)                           1,000,000      1,162,540
         National-RE FGIC Insured
         5.000%, 09/01/17                                 545,000        653,864
                                                                    ------------
                                                                       4,241,251
                                                                    ------------
   ARIZONA - 2.2%
      Phoenix, GO, Ser A
         6.250%, 07/01/17                               1,000,000      1,255,900
      Tucson, Water System Revenue, RB
         5.000%, 07/01/21 (A)                             775,000        922,157
                                                                    ------------
                                                                       2,178,057
                                                                    ------------
   CALIFORNIA - 22.6%
      California State, Department of
         Transportation, Federal
         Highway Grant,
         Anticipation Bonds, Ser A,
         RB, National-RE FGIC Insured
         5.000%, 02/01/14                               1,000,000      1,069,410
      California State, Department of
         Water Resources, Central Valley
         Project, Ser X, RB, National-RE
         FGIC Insured
         5.500%, 12/01/15                                 625,000        729,131
         Power Supply Revenue, RB,
         Ser H, AGM Insured
         5.000%, 05/01/22 (A)                           1,000,000      1,179,250
      California State, GO Various Purposes
         5.250%, 10/01/21 (A)                           1,000,000      1,203,970
         5.625%, 04/01/25 (A)                           1,250,000      1,479,013
      Chico, Unified School District,
         Ser B, GO, AGM Insured
         5.000%, 08/01/25 (A)                           1,625,000      1,820,065
      Contra Costa, Water District,
         Ser E, RB, AMBAC Insured
         6.250%, 10/01/12                                 190,000        191,860
      Elsinore Valley, Municipal Water
         District, COP, National-RE
         FGIC Insured
         5.375%, 07/01/18                                 750,000        895,523
      Long Beach, Unified School District,
         Election 2008, Ser A, GO
         5.250%, 08/01/24 (A)                             525,000        617,489
         5.250%, 08/01/25 (A)                           1,000,000      1,169,870

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
      Los Angeles, Ser A, GO,
         5.000%, 09/01/23 (A)                        $  2,000,000   $  2,460,340
         Ser A, GO, National-RE Insured
         5.250%, 09/01/12                                 675,000        677,653
      Los Angeles, Unified School District,
         GO, Ser I
         5.000%, 07/01/25 (A)                           1,000,000      1,156,380
      Redding, Electric System Revenue,
         Ser A, COP, AGM Insured
         5.000%, 06/01/22 (A)                           1,000,000      1,149,380
      Sacramento Municipal Utility District,
         Ser R, RB, National-RE Insured
         5.000%, 08/15/23 (A)                             500,000        522,045
      San Bernardino County, Community
         College District, GO,
         Election 2002, Ser A
         6.250%, 08/01/24 (A)                             850,000      1,060,741
      San Francisco City & County, Airport
         Commission, International Airport,
         Second Series, Issue 32F, RB,
         National-RE FGIC Insured
         5.250%, 05/01/19                               1,000,000      1,218,870
      San Jose, Redevelopment Agency, TA,
         ETM, National-RE Insured,
         6.000%, 08/01/15                                 430,000        501,604
         National-RE Insured
         6.000%, 08/01/15                                 775,000        842,270
      San Ramon Valley, Unified School
         District, Election 2002,
         GO, AGM Insured
         5.250%, 08/01/18 (A)                           1,670,000      1,833,911
      Torrance, Unified School District,
         Election of 2008, Measure Y, GO
         5.500%, 08/01/25 (A)                             750,000        885,653
                                                                    ------------
                                                                      22,664,428
                                                                    ------------
   COLORADO - 0.6%
      Regional Transportation District, Sales
         Tax, Ser B, RB, AMBAC Insured
         5.250%, 11/01/12                                 625,000        632,737
                                                                    ------------
   CONNECTICUT - 3.8%
      Connecticut State, Ser C, GO
         5.000%, 06/01/14                               1,600,000      1,733,280
         Ser D, GO
         5.000%, 11/01/19                               1,000,000      1,245,610
         Ser F, GO
         5.000%, 12/01/20 (A)                             660,000        775,520
                                                                    ------------
                                                                       3,754,410
                                                                    ------------

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 91

SCHEDULE OF INVESTMENTS
JULY 31, 2012

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   FLORIDA - 0.9%
      Jacksonville, Local Government, Sales
         Tax Revenue, RB, National-RE FGIC
         Insured
         5.500%, 10/01/13                            $    865,000   $    914,902
                                                                    ------------
   GEORGIA - 1.1%
      Atlanta, Water & Wastewater
         Revenue, Ser A, RB, National-RE
         FGIC Insured
         5.500%, 11/01/13                               1,000,000      1,062,460
                                                                    ------------
   HAWAII - 6.8%
      Hawaii State Highway Revenue,
         Ser B, RB, AGM Insured
         5.000%, 07/01/15                               1,025,000      1,155,585
         Ser EA, GO
         5.000%, 12/01/19                               1,000,000      1,253,030
      Honolulu City and County, Ser A, GO
         5.000%, 04/01/25 (A)                           1,000,000      1,173,260
         Ser A, GO, National-RE Insured
         5.000%, 07/01/25 (A)                           1,895,000      2,040,365
      University of Hawaii Revenue,
         Ser A, RB,
         5.500%, 10/01/22 (A)                             500,000        613,585
         5.500%, 10/01/23 (A)                             500,000        608,755
                                                                    ------------
                                                                       6,844,580
                                                                    ------------
   IDAHO - 5.0%
      Idaho State, Housing & Finance
         Association, Grant & Revenue
         Anticipation, Federal Highway
         Trust, RB, National-RE Insured
         5.000%, 07/15/15                               1,000,000      1,116,610
         Ser A, RB
         5.000%, 07/15/22 (A)                             580,000        679,232
         5.250%, 07/15/24 (A)                           1,750,000      2,067,485
      Twin Falls County, School District No.
         411, GO, National-RE Insured
         5.000%, 09/15/16                               1,000,000      1,165,760
                                                                    ------------
                                                                       5,029,087
                                                                    ------------
   ILLINOIS - 7.4%
      Chicago, Ser A, GO, AGM Insured
         5.000%, 01/01/23 (A)                           1,075,000      1,180,812
         Ser C, GO
         5.000%, 01/01/23 (A)                           1,285,000      1,473,368
      Chicago, Board of Education,
         Dedicated Revenues, Ser B, GO,
         AMBAC Insured
         5.000%, 12/01/23 (A)                           1,375,000      1,548,346
      Chicago, O'Hare International Airport
         Revenue, Ser B, RB, AGM Insured
         5.000%, 01/01/19 (A)                           1,780,000      2,033,472

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   ILLINOIS - (CONTINUED)
      Chicago, Project & Refunding,
         Ser A, GO 5.250%, 01/01/21 (A)              $  1,020,000   $  1,184,648
                                                                    ------------
                                                                       7,420,646
                                                                    ------------
   MASSACHUSETTS - 5.4%
      Massachusetts State, Consolidated
         Loan, Ser D, GO,
         5.500%, 11/01/14                                 220,000        245,148
         School Building Authority,
         Sales Tax Revenue,
         Ser A, RB, AGM Insured
         5.000%, 08/15/14                               2,175,000      2,376,013
         Water Resources Authority, Ser A,
         RB, National-RE Insured
         5.250%, 08/01/15                               1,055,000      1,202,742
         5.250%, 08/01/16                               1,310,000      1,544,385
                                                                    ------------
                                                                       5,368,288
                                                                    ------------
   NEVADA - 4.7%
      Clark County, Limited Tax-Bond
         Bank, GO
         5.000%, 06/01/25 (A)                           2,440,000      2,777,330
         School District, Ser A, GO, AGM
         Insured
         5.500%, 06/15/16 (A)                           1,250,000      1,310,575
      Nevada State, Prerefunded Ser B, GO,
         AGM Insured
         5.000%, 08/01/24 (A) (B)                         525,000        573,589
                                                                    ------------
                                                                       4,661,494
                                                                    ------------
   NEW JERSEY - 3.0%
      New Jersey State,
         Ser L, GO, AMBAC Insured
         5.250%, 07/15/16                               1,300,000      1,528,930
         Transportation Trust Fund
         Authority, Ser A, RB
         5.250%, 12/15/21                                 655,000        814,473
         5.500%, 12/15/22                                 525,000        661,469
                                                                    ------------
                                                                       3,004,872
                                                                    ------------
   NEW YORK - 6.0%
      New York City, Ser C-1, GO, AGM
         Insured
         5.000%, 10/01/24 (A)                           1,055,000      1,223,473
         Ser M, GO, AGM Insured
         5.000%, 04/01/15                               1,000,000      1,119,090
      New York City, Transitional Finance
         Authority Subordinated Future Tax
         Secured ETM, RB, Prerefunded
         5.000%, 11/01/13                                 285,000        301,735
         RB, Unrefunded
         5.000%, 11/01/13                                 640,000        677,747

        The accompanying notes are an integral part of the financial statements.

92 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   NEW YORK - (CONTINUED)
         Ser C, RB,
         5.000%, 11/01/17                            $    250,000   $    302,530
      New York State, Thruway Authority,
         Second Highway and Bridge Trust
         Fund, Ser A, RB, National-RE
         Insured, Prerefunded @ 100 (B)
         5.000%, 04/01/14                               1,075,000      1,158,087
         Second Highway and Bridge Trust
         Fund, Ser B, RB
         5.000%, 04/01/21 (A)                           1,025,000      1,220,078
                                                                    ------------
                                                                       6,002,740
                                                                    ------------
   NORTH CAROLINA - 1.3%
      North Carolina State, Public
         Improvement, Ser A, GO,
         5.000%, 03/01/23 (A)                           1,000,000      1,023,740
      North Carolina State, Highway, GO
         5.000%, 05/01/15 (A)                             250,000        270,978
                                                                    ------------
                                                                       1,294,718
                                                                    ------------
   OHIO - 0.2%
      Ohio State, Common Schools
         Facilities, Ser B, GO
         4.300%, 09/15/12                                 200,000        200,968
                                                                    ------------
   OREGON - 5.2%
      Portland, Sewer System Revenue, First
         Lien, Ser A, RB, AGM Insured
         5.000%, 06/15/14                               1,000,000      1,085,070
         First Lien, Ser A, RB,
         National-RE Insured
         5.000%, 06/01/14                                 515,000        557,900
         Second Lien, Ser B, RB,
         AGM Insured
         5.000%, 06/15/23 (A)                           1,160,000      1,337,816
      Washington County, School District
         Authority No. 15, GO, AGM School
         Board Guarantee Insured
         5.000%, 06/15/14                               1,000,000      1,085,650
      Yamill County, School District
         Authority No. 29J, GO, National-RE
         FGIC Insured
         5.250%, 06/15/16                               1,000,000      1,168,670
                                                                    ------------
                                                                       5,235,106
                                                                    ------------
   PENNSYLVANIA - 0.9%
      Commonwealth of Pennsylvania,
         First Ser, GO,
         5.000%, 07/01/17                                 325,000        390,780
      Pennsylvania State, Refunding &
         Projects, First Ser, GO,
         National-RE Insured
         5.250%, 02/01/14                                 500,000        536,565
                                                                    ------------
                                                                         927,345
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   TEXAS - 10.0%
      Denton, Utilities System Revenue, RB,
         National-RE Insured
         5.250%, 12/01/23 (A)                        $  1,065,000   $  1,129,795
      Houston, Texas Utility System
         Revenue, Combined First Lien,
         Ser A, RB, National-RE Insured
         5.250%, 05/15/14                                 535,000        581,764
         First Lien, Ser A, RB, AGM Insured
         5.250%, 11/15/17                               1,550,000      1,890,845
      Lamar Consolidated Independent
         School District, Schoolhouse, GO,
         PSF Insured
         5.000%, 02/15/17                                 800,000        950,864
      Lower Colorado River Authority, RB
         5.000%, 05/15/21 (A)                             990,000      1,159,676
         5.000%, 05/15/22 (A)                             805,000        930,363
         5.000%, 05/15/23 (A)                              90,000        103,470
         RB, Prerefunded @ 100 (B)
         5.000%, 05/15/19                                   5,000          6,275
         5.000%, 05/15/19                                  40,000         50,050
         5.000%, 05/15/19                                  35,000         43,794
         5.000%, 05/15/19                                   5,000          6,256
         5.000%, 05/15/19                                   5,000          6,256
         5.000%, 05/15/19                                   5,000          6,256
      North East Independent School
         District, Ser A, GO, PSF Insured
         5.000%, 08/01/17                                 500,000        602,070
      San Antonio, Water Revenue, RB,
         National-RE FGIC Insured
         5.000%, 05/15/17                               1,000,000      1,197,750
      Texas State, University Systems
         Financing Revenue, RB
         5.250%, 03/15/21 (A)                           1,125,000      1,356,795
                                                                    ------------
                                                                      10,022,279
                                                                    ------------
   UTAH - 1.7%
      Utah State, Board of Regents
         Auxilliary & Campus Facilities
         Revenue, Ser A, RB,
         National-RE Insured
         5.000%, 04/01/17 (A)                           1,500,000      1,652,565
                                                                    ------------
   VIRGINIA - 0.9%
      City of Newport News Ser A, GO
         5.000%, 07/01/24 (A)                             735,000        896,788
                                                                    ------------
   WASHINGTON - 5.5%
      King & Pierce County School District
         No. 408, GO
         5.000%, 12/01/21 (A)                           1,000,000      1,229,360
      Pierce County, GO, AMBAC Insured
         5.125%, 08/01/16 (A)                           1,375,000      1,551,055

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 93

SCHEDULE OF INVESTMENTS
JULY 31, 2012

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                            Par/Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WASHINGTON - (CONTINUED)
      Seattle, Municipal Light & Power
         Revenue, RB, AGM Insured,
         5.000%, 08/01/17 (A)                        $  1,000,000   $  1,085,850
      Washington State, Ser A, GO,
         5.000%, 07/01/19 (A)                           1,375,000      1,654,029
                                                                    ------------
                                                                       5,520,294
                                                                    ------------
      TOTAL MUNICIPAL BONDS
         (Cost $91,904,355)                                           99,530,015
                                                                    ------------

--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY - 0.3%
--------------------------------------------------------------------------------
      Fidelity Institutional Tax-Exempt
         Portfolio                                        294,333        294,333
                                                                    ------------
      TOTAL REGULATED INVESTMENT COMPANY
         (Cost $294,333)                                                 294,333
                                                                    ------------
   TOTAL INVESTMENTS - 99.7%
      (Cost $92,198,688)                                              99,824,348
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.3%                                333,924
                                                                    ------------
   NET ASSETS - 100.0%                                              $100,158,272
                                                                    ============

--------------------------------------------------------------------------------

(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY DATE.

(B)   PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

AGM   - ASSURED GUARANTY MUNICIPAL CORPORATION
AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
COP   - CERTIFICATES OF PARTICIPATION
ETM   - ESCROWED TO MATURITY
FGIC  - FINANCIAL GUARANTY INSURANCE CORPORATION
GO    - GENERAL OBLIGATION
PSF   - PRIORITY SOLIDARITY FUND
RB    - REVENUE BOND
SER   - SERIES
TA    - TAX ALLOCATION

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                LEVEL 2        LEVEL 3
                                    TOTAL FAIR     LEVEL 1    SIGNIFICANT   SIGNIFICANT
                                     VALUE AT      QUOTED      OBSERVABLE   UNOBSERVABLE
                                     07/31/12       PRICE        INPUTS        INPUTS
                                   -----------   ----------   -----------   ------------
   Municipal Bonds                 $99,530,015   $       --   $99,530,015   $         --
   Registered Investment Company       294,333      294,333            --             --
                                   -----------   ----------   -----------   ------------
Total:                             $99,824,348   $  294,333   $99,530,015   $         --
                                   ===========   ==========   ===========   ============

        The accompanying notes are an integral part of the financial statements.

94 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

SHORT TERM BOND FUND

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 55.5%
--------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY - 4.3%
      Comcast
         5.300%, 01/15/14                             $ 1,150,000   $  1,224,122
      Georgia-Pacific (A)
         8.250%, 05/01/16                               1,500,000      1,628,664
      JC Penney
         9.000%, 08/01/12                                 500,000        500,000
      Macy's Retail Holdings
         7.875%, 07/15/15                               1,000,000      1,180,413
      Staples
         9.750%, 01/15/14                               1,000,000      1,114,045
      Time Warner Cable
         7.500%, 04/01/14                                 400,000        443,007
      Walt Disney, MTN
         1.125%, 02/15/17                                 750,000        756,577
                                                                    ------------
                                                                       6,846,828
                                                                    ------------
   CONSUMER STAPLES - 2.0%
      Anheuser-Busch Inbev Worldwide
         0.800%, 07/15/15                               1,200,000      1,204,549
      Coca-Cola
         3.625%, 03/15/14                                 250,000        262,775
      Kellogg
         1.125%, 05/15/15                               1,700,000      1,715,643
                                                                    ------------
                                                                       3,182,967
                                                                    ------------
   ENERGY - 8.3%
      Energy Transfer Partners
         8.500%, 04/15/14                                 522,000        577,766
         6.000%, 07/01/13                               1,350,000      1,406,345
      Enterprise Products Operating, Ser M
         5.650%, 04/01/13                               1,300,000      1,338,054
      Kinder Morgan Energy Partners
         5.000%, 12/15/13                               1,332,000      1,404,518
      Petrobras International Finance
         3.875%, 01/27/16                               2,000,000      2,079,174
      Petrohawk Energy
         7.875%, 06/01/15                               1,800,000      1,872,000
      SeaRiver Maritime (B)
         0.000%, 09/01/12                               3,000,000      2,995,875
      Transocean
         5.050%, 12/15/16                               1,400,000      1,550,013
                                                                    ------------
                                                                      13,223,745
                                                                    ------------
   FINANCIALS - 14.5%
      American Express Credit, MTN
         1.750%, 06/12/15                               1,750,000      1,791,876
      American International Group
         4.250%, 09/15/14                               1,500,000      1,567,383
      BB&T, MTN
         2.150%, 03/22/17                               1,750,000      1,804,794
      BP Capital Markets PLC
         3.875%, 03/10/15                               1,250,000      1,347,798


--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS - (CONTINUED)
      Capital One Financial
         2.150%, 03/23/15                             $ 1,750,000   $  1,777,487
      Caterpillar Financial Services, MTN
         1.100%, 05/29/15                               1,000,000      1,013,688
      Citigroup
         4.750%, 05/19/15                               1,500,000      1,588,827
      Ford Motor Credit
         3.875%, 01/15/15                               1,450,000      1,501,381
      General Electric Capital (D)
         1.336%, 05/09/16                               2,000,000      1,978,782
      Goldman Sachs Group
         5.700%, 09/01/12                               1,000,000      1,003,998
      JPMorgan Chase
         5.125%, 09/15/14                                 500,000        536,865
         4.750%, 05/01/13                               1,000,000      1,030,150
      Lehman Brothers Holdings, MTN (C)
         0.000%, 12/01/49                                 500,000        121,250
      NASDAQ OMX Group
         5.250%, 01/16/18                                 750,000        808,949
      Toyota Motor Credit, MTN
         1.000%, 02/17/15                               1,650,000      1,667,021
      Wachovia
         4.875%, 02/15/14                               2,000,000      2,102,898
      WCI Finance/WEA Finance (A)
         5.400%, 10/01/12                               1,420,000      1,430,552
                                                                    ------------
                                                                      23,073,699
                                                                    ------------
   FOREIGN GOVERNMENTS - 3.1%
      Export-Import Bank of Korea
         4.000%, 01/11/17                               1,000,000      1,071,467
      Hydro-Quebec
         1.375%, 06/19/17                               1,500,000      1,514,746
      Mexico Government International
         Bond
         5.875%, 02/17/14                                 750,000        800,625
      Province of Ontario Canada
         0.950%, 05/26/15                               1,500,000      1,513,783
                                                                    ------------
                                                                       4,900,621
                                                                    ------------
   HEALTH CARE - 5.6%
      Amgen
         1.875%, 11/15/14                               2,000,000      2,045,380
      Boston Scientific
         5.450%, 06/15/14                               1,000,000      1,073,019
      Gilead Sciences
         3.050%, 12/01/16                               1,500,000      1,605,064
         2.400%, 12/01/14                                 350,000        362,566
      Sanofi
         1.625%, 03/28/14                                 750,000        764,506
      Teva Pharmaceutical Finance IV
         1.700%, 11/10/14                               2,000,000      2,039,400

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 95

SCHEDULE OF INVESTMENTS
JULY 31, 2012

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE - (CONTINUED)
      Wellpoint
         6.800%, 08/01/12                             $   500,000   $    500,000
         6.000%, 02/15/14                                 475,000        510,374
                                                                    ------------
                                                                       8,900,309
                                                                    ------------
   INDUSTRIAL - 3.2%
      Continental Airlines Pass Through
         Trust, Ser 2010-1, Cl A
         4.750%, 01/12/21                                 954,344      1,002,061
      L-3 Communications, Ser B
         6.375%, 10/15/15                                 640,000        653,600
      Northwest Airlines, Ser 02-1G
         6.264%, 11/20/21                               1,335,225      1,378,619
      Union Pacific
         5.450%, 01/31/13                                 935,000        957,449
      United Technologies
         1.200%, 06/01/15                               1,100,000      1,117,544
                                                                    ------------
                                                                       5,109,273
                                                                    ------------
   INFORMATION TECHNOLOGY - 2.4%
      Hewlett-Packard
         3.000%, 09/15/16                               2,000,000      2,056,486
      Xerox (D)
         1.868%, 09/13/13                                 850,000        855,647
         1.286%, 05/16/14                               1,000,000        996,755
                                                                    ------------
                                                                       3,908,888
                                                                    ------------
   MATERIALS - 4.9%
      ArcelorMittal
         4.500%, 02/25/17                               1,150,000      1,138,441
      Ball
         7.375%, 09/01/19                               1,570,000      1,742,700
      Ecolab
         2.375%, 12/08/14                               1,225,000      1,271,254
      Rio Tinto Alcan
         5.200%, 01/15/14                               1,250,000      1,322,229
      Teck Resources
         10.250%, 05/15/16                                500,000        552,500
         7.000%, 09/15/12                               1,743,000      1,754,913
                                                                    ------------
                                                                       7,782,037
                                                                    ------------
   TELECOMMUNICATION SERVICES - 3.7%
      Cellco Partnership/Verizon Wireless
Capital
         5.550%, 02/01/14                               2,000,000      2,138,704
      Telefonica Emisiones SAU
         3.992%, 02/16/16                               1,500,000      1,403,224
      Thomson Reuters
         5.950%, 07/15/13                               1,000,000      1,050,060
      Verizon Communications, Inc.
         1.950%, 03/28/14                               1,200,000      1,228,220
                                                                    ------------
                                                                       5,820,208
                                                                    ------------

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
   UTILITIES - 3.5%
      Consolidated Natural Gas
         5.000%, 03/01/14                             $ 1,000,000   $  1,059,708
      Exelon Generation
         5.350%, 01/15/14                               1,482,000      1,568,611
      MidAmerican Energy Holdings,
         5.875%, 10/01/12                                 500,000        504,315
         Ser D
         5.000%, 02/15/14                               1,750,000      1,862,644
      Southern California Edison
         5.750%, 03/15/14                                 500,000        540,778
                                                                    ------------
                                                                       5,536,056
                                                                    ------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $87,124,958)                                           88,284,631
                                                                    ------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - 19.5%
--------------------------------------------------------------------------------
      FHLMC Gold
         6.000%, 01/01/13                                   9,110          9,563
         6.000%, 09/01/13                                   4,018          4,267
         6.000%, 04/01/14                                  10,756         11,325
         6.000%, 05/01/14                                   4,673          4,859
         6.000%, 05/01/14                                   7,657          7,962
         6.000%, 05/01/14                                  10,107         10,510
         6.000%, 05/01/14                                  44,355         46,721
         6.000%, 07/01/14                                  45,268         47,209
         6.000%, 10/01/16                                  59,186         63,265
         6.000%, 04/01/17                                 194,886        210,736
         6.000%, 04/01/29                                  63,780         71,528
         6.000%, 04/01/38                                 353,735        393,388
         5.500%, 07/01/15                                 104,141        112,329
         5.500%, 03/01/17                                  58,717         63,217
         5.500%, 12/01/17                                   6,017          6,535
         5.500%, 02/01/18                                  73,966         80,092
         5.500%, 11/01/18                                   7,796          8,449
         5.500%, 10/01/32                                 424,263        467,514
         5.500%, 12/01/34                                 262,881        289,023
         5.000%, 10/01/18                                 218,090        234,187
         5.000%, 07/01/20                                  91,593         99,082
         5.000%, 06/01/25                                 455,497        490,675
         3.500%, 12/01/25                                 939,728        993,938
      FHLMC, ARM
         3.567%, 06/01/39                                 331,740        353,931
         3.031%, 03/01/35                                 185,440        199,244
         2.598%, 11/01/35                               1,281,366      1,369,906
         2.459%, 09/01/36                               1,158,453      1,241,759
         2.433%, 10/01/36                               1,433,055      1,526,135
         2.367%, 01/01/34                                 240,928        254,283
         2.355%, 12/01/34                               1,317,015      1,398,100
      FNMA
         8.000%, 06/01/30                                   3,299          4,101
         8.000%, 11/01/30                                   2,338          2,903

        The accompanying notes are an integral part of the financial statements.

96 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------
      FNMA (continued)
         6.500%, 06/01/16                             $    26,939   $     28,827
         6.500%, 07/01/16                                  19,350         20,826
         6.500%, 11/01/16                                  17,605         18,948
         6.500%, 01/01/17                                  20,427         21,985
         6.500%, 02/01/17                                   7,651          8,234
         6.500%, 04/01/17                                  29,619         32,288
         6.500%, 07/01/17                                  27,124         29,569
         6.000%, 04/01/16                                  93,567         99,979
         6.000%, 04/01/16                                 202,623        214,275
         6.000%, 05/01/16                                 218,002        232,940
         6.000%, 05/01/16                                  64,455         65,712
         6.000%, 06/01/16                                  10,752         11,488
         6.000%, 08/01/16                                  19,466         20,799
         6.000%, 10/01/16                                  49,296         52,674
         6.000%, 05/01/18                                 140,446        150,070
         5.500%, 07/01/14                                  39,446         42,874
         5.500%, 09/01/14                                  56,817         61,754
         5.500%, 08/01/15                                 135,700        147,492
         5.500%, 12/01/16                                  23,893         25,984
         5.500%, 01/01/17                                 172,855        187,984
         5.500%, 09/01/17                                 261,160        282,479
         5.500%, 09/01/17                                  28,745         31,351
         5.500%, 10/01/17                                  41,768         45,212
         5.500%, 11/01/17                                  69,456         75,063
         5.500%, 12/01/17                                  41,026         44,476
         5.500%, 02/01/18                                   5,155          5,651
         5.500%, 04/01/18                                  11,449         12,552
         5.500%, 10/01/18                                  13,141         14,332
         5.500%, 12/01/18                                 475,427        517,037
         5.500%, 09/01/34                                 565,235        624,535
         5.500%, 01/01/35                                 401,050        445,381
         5.140%, 01/01/16                                 937,446      1,033,568
         5.000%, 07/01/14                                  10,510         11,376
         5.000%, 05/01/18                                  12,559         13,645
         5.000%, 06/01/18                                  47,184         51,264
         5.000%, 05/01/23                               1,376,505      1,490,149
         4.000%, 09/01/20                               1,445,543      1,548,221
         3.500%, 09/01/25                               2,223,129      2,364,576
         3.500%, 12/01/25                               1,136,511      1,208,822
         3.500%, 04/01/26                                 599,756        637,916
         3.500%, 07/01/26                                 761,771        810,239
         3.000%, 04/01/27                               2,931,994      3,096,186
      FNMA, ARM
         2.719%, 06/01/34                               1,155,996      1,237,270
         2.589%, 01/01/36                                 768,448        815,462
         2.483%, 08/01/27                                  20,812         21,595
         2.398%, 09/01/33                                 141,189        150,268
         2.291%, 01/01/35                                 428,042        455,718
         2.268%, 09/01/35                               1,783,614      1,896,098
      FNMA, CMO REMIC,
         Ser 2002-18, Cl PC
         5.500%, 04/25/17                                  43,472         44,540

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
   OBLIGATIONS - CONTINUED
--------------------------------------------------------------------------------
      GNMA, CMO
         Ser 2004-43, Cl C (D)
         4.994%, 12/16/25                             $   467,877   $    478,612
                                                                    ------------
      TOTAL U.S. GOVERNMENT AGENCY
         MORTGAGE-BACKED OBLIGATIONS
         (Cost $30,303,047)                                           31,015,032
                                                                    ------------

--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - 5.6%
--------------------------------------------------------------------------------
      Banc of America Commercial
         Mortgage, Ser 2005-1, Cl A3
         4.877%, 11/10/42                                  18,452         18,439
      Bear Stearns Commercial Mortgage
         Securities, Ser 2003-T12, Cl A3 (D)
         4.240%, 08/13/39                                  99,485         99,562
      Chase Mortgage Finance,
         Ser 2003-S10, Cl A1
         4.750%, 11/25/18                                 263,049        271,299
         Ser 2004-S1, CI A3
         5.500%, 02/25/19                                 194,900        202,158
      Citicorp Mortgage Securities,
         Ser 2003-10, Cl A1
         4.500%, 11/25/18                                 314,385        323,155
      DBUBS Mortgage Trust,
         Ser 2011-LC1A, Cl A1 (A)
         3.742%, 11/10/46                               1,309,777      1,418,510
      Master Asset Securitization Trust,
         Ser 2003-10, Cl 2A1
         4.500%, 11/25/13                                  21,137         21,338
      Merrill Lynch Mortgage Investors
         Trust, Ser 2005-A2, Cl A4 (D)
         2.535%, 02/25/35                                 115,076        115,118
      Morgan Stanley Capital I,
         Ser 2003-T11, Cl A4
         5.150%, 06/13/41                                 295,670        304,183
      Morgan Stanley Dean Witter
         Capital I, Ser 2001-TOP3, Cl A4
         6.390%, 07/15/33                                  17,148         17,135
      Nomura Asset Securities (D)
         Ser 1998-D6, Cl A3
         7.263%, 03/15/30                               1,225,000      1,256,222
      Residential Funding Mortgage
         Securities I, Ser 2004-S3, Cl A1
         4.750%, 03/25/19                                 527,299        541,090
      Sequoia Mortgage Trust, (D)
         Ser 2012-1, Cl 2A1
         3.474%, 01/25/42                                 907,975        934,369
         Ser 2012-2, Cl A2
         3.500%, 03/25/42                               1,940,946      2,034,996
      Washington Mutual, Ser 2005-8,
         Cl 1A 8
         5.500%, 10/25/35                                  50,418         43,881
      Wells Fargo Mortgage Backed
         Securities Trust, Ser 2003-13, Cl A1
         4.500%, 11/25/18                                 599,090        615,616

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 97

SCHEDULE OF INVESTMENTS
JULY 31, 2012

SHORT TERM BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MORTGAGE-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
         Ser 2003-M, Cl A1(D)
         4.692%, 12/25/33                             $   311,166   $    315,904
         Ser 2004-2, Cl A1
         5.000%, 01/25/19                                 341,625        349,391
                                                                    ------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (Cost $8,708,254)                                             8,882,366
                                                                    ------------

--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - 13.0%
--------------------------------------------------------------------------------
      AEP Texas Central Transition Funding,
         Ser 2012-1, Cl A1
         0.880%, 12/01/18                               2,500,000      2,516,163
      Ally Master Owner Trust,
         Ser 2011-4, Cl A2
         1.540%, 09/15/16                                 300,000        303,663
         Ser 2011-1, Cl A2
         2.150%, 01/15/16                               1,075,000      1,095,400
      Avis Budget Rental Car Funding
         AESOP, (A) Ser 2011-2A, Cl A
         2.370%, 11/20/14                                 750,000        766,171
         Ser 2011-1A, Cl A
         1.850%, 11/20/14                               1,500,000      1,511,254
      BMW Vehicle Owner Trust,
         Ser 2010-A, Cl A3
         1.390%, 04/25/13                                 346,601        347,719
      Centerpoint Energy Transition Bond,
         Ser 2005-A, Cl A2
         4.970%, 08/01/14                                  28,254         28,254
         Ser 2008-A, Cl A1
         4.192%, 02/01/20                               1,229,506      1,323,245
      Ford Credit Auto Owner Trust
         Ser 2008-A, Cl A1
         0.840%, 08/15/16                               1,400,000      1,408,214
      Hertz Vehicle Financing,
         Ser 2011-1A, Cl A1 (A)
         2.200%, 03/25/16                               1,400,000      1,434,956
      Honda Auto Receivables Owner Trust,
         Ser 2012-1, Cl A3
         0.770%, 01/15/16                               2,000,000      2,010,444
      PG&E Energy Recovery Funding,
         Ser 2005-1, Cl A5
         4.470%, 12/25/14                                 803,530        812,527
      Public Service New Hampshire
         Funding,
         Ser 2001-1, Cl A3
         6.480%, 05/01/15                                 410,095        417,931
      SLM Student Loan Trust, (D)
         Ser 2011-2, Cl A1
         0.846%, 11/25/27                               1,768,446      1,775,717
         Ser 2011-A, Cl A1 (A)
         1.249%, 10/15/24                               1,868,805      1,872,107

--------------------------------------------------------------------------------
Description                                            Par/Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
      Volkswagen Auto Loan Enhanced
         Trust, Ser 2011-1, Cl A3
         1.220%, 06/22/15                             $ 1,500,000   $  1,511,055
      World Omni Auto Receivables Trust,
         Ser 2011-A, Cl A4
         1.910%, 04/15/16                               1,425,000      1,460,383
                                                                    ------------
      TOTAL ASSET-BACKED SECURITIES
         (Cost $20,455,668)                                           20,595,203
                                                                    ------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATION - 0.3%
--------------------------------------------------------------------------------
      U.S. Treasury Note
         0.875%, 01/31/17                                 550,000        558,422
                                                                    ------------
   TOTAL U.S. TREASURY OBLIGATION
         (Cost $553,029)                                                 558,422
                                                                    ------------
--------------------------------------------------------------------------------
   TAXABLE MUNICIPAL BONDS - 2.2%
--------------------------------------------------------------------------------
   CALIFORNIA - 2.2%
      California State, GO (D)
         5.650%, 04/01/39                               1,850,000      1,913,806
      University of California Revenue, Build
         America Bonds, Taxable, RB (D)
         1.988%, 05/15/50                               1,500,000      1,516,665
                                                                    ------------
      TOTAL TAXABLE MUNICIPAL BONDS
         (Cost $3,443,518)                                             3,430,471
                                                                    ------------

--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 4.1%
--------------------------------------------------------------------------------
      Dreyfus Cash Management                           6,470,933      6,470,933
                                                                    ------------
      TOTAL REGISTERED INVESTMENT
         COMPANY
         (Cost $6,470,933)                                             6,470,933
                                                                    ------------
   TOTAL INVESTMENTS - 100.2%
      (Cost $157,059,407)                                            159,237,058
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (0.2)%                             (330,916)
                                                                    ------------
   NET ASSETS - 100.0%                                              $158,906,142
                                                                    ============

--------------------------------------------------------------------------------
(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JULY 31, 2012 WAS $10,062,214 AND REPRESENTED 6.3% OF NET ASSETS.

(B) THIS SECURITY IS SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(C) THE ISSUER IS IN DEFAULT OF CERTAIN DEBT COVENANTS. INCOME IS NOT BEING ACCRUED. AS OF JULY 31, 2012, THE VALUE OF THESE SECURITIES AMOUNTED TO $121,250, WHICH REPRESENTS 0.1% OF NET ASSETS.

(D)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2012.

        The accompanying notes are an integral part of the financial statements.

98 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

SHORT TERM BOND FUND (CONCLUDED)
--------------------------------------------------------------------------------
ARM    - ADJUSTABLE RATE MORTGAGE
CL     - CLASS
CMO    - COLLATERALIZED MORTGAGE OBLIGATION
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO     - GENERAL OBLIGATION
MTN    - MEDIUM TERM NOTE
PLC    - PUBLIC LIABILITY COMPANY
RB     - REVENUE BOND
REMIC  - REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER    - SERIES

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                              LEVEL 2        LEVEL 3
                                                            TOTAL FAIR        LEVEL 1       SIGNIFICANT    SIGNIFICANT
                                                             VALUE AT         QUOTED        OBSERVABLE    UNOBSERVABLE
                                                             07/31/12         PRICE           INPUTS         INPUTS
                                                           ------------    ------------    ------------   ------------
   Corporate Obligations                                   $ 88,284,631    $         --    $ 88,284,631   $         --
   U.S. Government Agency Mortgage-Backed Obligations        31,015,032              --      31,015,032             --
   Mortgage-Backed Securities                                 8,882,366              --       8,882,366             --
   Asset-Backed Securities                                   20,595,203              --      20,595,203             --
   U.S. Treasury Obligation                                     558,422              --         558,422             --
   Taxable Municipal Bonds                                    3,430,471              --       3,430,471             --
   Registered Investment Company                              6,470,933       6,470,933              --             --
                                                           ------------    ------------    ------------   ------------
Total:                                                     $159,237,058    $  6,470,933    $152,766,125   $         --
                                                           ============    ============    ============   ============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 99

SCHEDULE OF INVESTMENTS
JULY 31, 2012

WISCONSIN TAX-EXEMPT FUND

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 95.0%
--------------------------------------------------------------------------------
   GUAM - 0.5%
     Guam Government Business Privilege,
       Ser A, RB
       5.000%, 01/01/19                               $   750,000   $    874,912
                                                                    ------------
   MASSACHUSETTS - 0.8%
     Massachusetts State Housing Finance
       Agency, Multi-Family Housing
       Authority, ETM, RB, HUD
         Section 8
       7.000%, 04/01/21 (A)                               910,000      1,253,297
                                                                    ------------
   PUERTO RICO - 25.0%
     Commonwealth of Puerto Rico,
       Public Improvement, GO,
       AGM Insured, Unrefunded
       Balance
       5.125%, 07/01/30 (A)                               750,000        750,780
       GO, National-RE Insured
       5.650%, 07/01/15                                 2,240,000      2,388,982
       Ser A, GO
       5.500%, 07/01/13                                 2,000,000      2,085,140
       Ser A, GO, National-RE Insured
       5.500%, 07/01/20                                 1,020,000      1,156,864
       Ser A, GO, XLCA Insured
       5.500%, 07/01/17                                 1,130,000      1,271,261
     Puerto Rico Commonwealth Highway
       & Transportation Authority,
       Grant Anticipation Revenue,
         RB,
       National-RE Insured
       5.000%, 09/15/20 (A)                               780,000        810,186
       Transportation Revenue,
       Ser AA-1, RB, AGM Insured,
       Unrefunded Balance
       4.950%, 07/01/26 (A)                               880,000        961,761
       Transportation Revenue,
       Ser E, RB, AGM Insured
       5.500%, 07/01/23                                 1,120,000      1,334,010
       Transportation Revenue, Ser
         N, RB
       5.500%, 07/01/23                                 1,120,000      1,277,976
     Puerto Rico Commonwealth
       Infrastructure Financing
       Authority,
       Special Tax Revenue, Ser A,
       BHAC Credit, FGIC Insured
       5.500%, 07/01/22                                 1,385,000      1,654,978
       FGIC Insured
       5.500%, 07/01/21                                   945,000      1,073,860
     Puerto Rico Electric Power
       Authority,
       Ser TT, RB
       5.000%, 07/01/22 (A)                               300,000        324,069
       5.000%, 07/01/37 (A)                             1,700,000      1,737,009
       Ser UU, RB, AGM Insured
       5.000%, 07/01/20 (A)                             1,000,000      1,122,220
       Ser WW, RB
       5.500%, 07/01/38 (A)                             2,500,000      2,653,675
       Ser XX, RB
       4.625%, 07/01/25 (A)                             2,100,000      2,211,489

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   PUERTO RICO - (CONTINUED)
     Puerto Rico Municipal Finance
       Agency,
       Ser A, GO, AGM Insured
       5.000%, 08/01/30 (A)                           $   880,000   $    911,891
       Ser C, GO, CIFG Insured
       5.250%, 08/01/23                                 1,000,000      1,139,940
     Puerto Rico Public Buildings
       Authority,
       Revenue Refunding,
       Government Facilities, Ser H, RB,
       AMBAC, Commonwealth Guaranteed
       5.500%, 07/01/17                                 1,250,000      1,403,213
       Government Facilities, Ser U, RB
       5.000%, 07/01/20                                 2,000,000      2,164,020
       Ser L, RB, XLCA, Commonwealth
       Guaranteed
       5.500%, 07/01/21                                   500,000        556,135
     Puerto Rico Sales Tax Financing,
       Corporate Sales Tax Revenue,
       First
       Sub-Ser A, RB
       5.500%, 08/01/37 (A)                             2,500,000      2,715,475
       5.750%, 08/01/37 (A)                             1,400,000      1,563,562
       6.375%, 08/01/39 (A)                             3,000,000      3,553,470
       6.000%, 08/01/42 (A)                             1,000,000      1,134,010
       6.500%, 08/01/44 (A)                             2,000,000      2,354,460
     Puerto Rico Sales Tax Financing,
       Corporate Sales Tax Revenue,
       Ser C
       5.000%, 08/01/22 (A)                             1,000,000      1,202,940
                                                                    ------------
                                                                      41,513,376
                                                                    ------------
   VIRGIN ISLANDS - 4.8%
     Virgin Islands Public Finance
       Authority,
       Gross Receipts Taxes Loan Notes, RB,
       National-RE FGIC Insured
       5.000%, 10/01/21 (A)                             2,000,000      2,164,260
       5.000%, 10/01/23 (A)                             1,000,000      1,076,030
       5.000%, 10/01/24 (A)                             2,500,000      2,684,000
       5.000%, 10/01/27 (A)                             2,000,000      2,118,320
                                                                    ------------
                                                                       8,042,610
                                                                    ------------
   WISCONSIN - 63.9%
     Beloit, Community Development
       Authority, Lease Revenue, RB
       4.700%, 03/01/21 (A)                               345,000        384,471
       4.750%, 03/01/22 (A)                               300,000        332,460
       Ser A, RB
       1.820%, 06/01/18 (A)                               475,000        476,967
     Burlington, Community Development
       Authority, Lease Revenue, RB
       4.000%, 04/01/16 (A)                               200,000        211,540
       4.100%, 04/01/17 (A)                               750,000        789,405
     City of Appleton, Fox Cities
       Performing Arts, RB
       2.200%, 09/01/18                                   355,000        356,608
       2.400%, 09/01/19                                   290,000        291,125
       2.600%, 09/01/20                                   355,000        357,059

        The accompanying notes are an integral part of the financial statements.

100 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
     Cudahy Community Development
       Authority, Lease Revenue,
       Ser A, RB
       1.950%, 06/01/19                               $   145,000   $    146,390
       2.200%, 06/01/20                                   250,000        253,240
       2.400%, 06/01/21 (A)                               360,000        365,926
       2.600%, 06/01/22 (A)                               245,000        249,528
     Cudahy, Community Development
       Authority, Redevelopment Lease
       Revenue, RB
       3.650%, 06/01/13                                   200,000        204,860
       4.250%, 06/01/17 (A)                               500,000        540,095
     Delafield, Community Development
       Authority, Redevelopment
       Revenue, St. Johns
       Northwestern
       Military, RB, LOC Town
       Bank/FHLB
       4.150%, 06/01/25 (A)                               250,000        281,927
       4.250%, 06/01/26 (A)                               330,000        371,771
       4.600%, 06/01/30 (A)                               600,000        680,232
     Eau Claire, Housing Authority,
       Housing Revenue, London Hill
       Townhouses Project, Ser A, RB
       6.250%, 05/01/15                                   225,000        225,176
     Glendale, Community Development
       Authority, Lease Revenue, RB
       2.600%, 09/01/21 (A) (D)                         3,250,000      3,280,745
       2.750%, 09/01/22 (A) (D)                         2,750,000      2,789,902
       Bayshore Public Parking
         Facility, Ser A
       5.000%, 10/01/24 (A)                             1,500,000      1,570,290
       4.750%, 10/01/27 (A)                             1,000,000      1,057,630
       Tax Increment District No. 7
       4.350%, 09/01/16 (A)                             1,000,000      1,003,250
       4.500%, 09/01/18 (A)                             2,000,000      2,006,720
       Tax Increment District No. 7,
         Ser B
       3.850%, 09/01/20 (A)                             2,250,000      2,445,390
     Green Bay, Redevelopment
       Authority,
       Bellin Memorial Hospital
         Project, RB
       6.000%, 12/01/29 (A)                             1,000,000      1,143,800
       6.150%, 12/01/32 (A)                             1,000,000      1,151,640
       Lease Revenue, Refunding,
       Convention Center Project, RB
       4.200%, 06/01/25 (A)                             1,000,000      1,068,070
       4.300%, 06/01/29 (A)                             1,000,000      1,058,160
     Madison, Community Development
       Authority Revenue, Wisconsin
       Alumni Research Fund Project,
       RB
       5.000%, 10/01/22 (A)                             1,065,000      1,300,195
       5.000%, 10/01/27 (A)                               925,000      1,100,426
       5.000%, 10/01/28 (A)                               250,000        296,320
       5.000%, 10/01/34 (A)                             4,500,000      5,185,485

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
     Middleton, Community Development
       Authority, Lease Revenue, Ser
       A, RB,
       Prerefunded 12/01/12 @ 100 (B)
       4.350%, 10/01/12                               $ 1,630,000   $  1,640,970
       4.550%, 10/01/12                                   500,000        503,525
     Milwaukee Redevelopment
       Authority,
       Milwaukee School of Engineers,
       RB, AGM Insured
       2.750%, 04/01/21                                 1,080,000      1,097,518
       3.000%, 04/01/22                                   375,000        381,300
       3.200%, 04/01/23 (A)                             1,000,000      1,019,170
       3.750%, 04/01/28 (A)                               950,000        981,113
       4.100%, 04/01/32 (A)                             2,500,000      2,574,350
     Milwaukee, Redevelopment
       Authority, Summerfest
       Project, RB
       4.500%, 08/01/23 (A)                               110,000        123,362
       4.700%, 08/01/25 (A)                               110,000        123,713
       5.000%, 08/01/30 (A)                             2,000,000      2,269,580
     Milwaukee, Redevelopment
       Authority, Development
       Revenue, Refunding, Marquette
       University
       Project, RB, XLCA Insured
       4.150%, 11/01/16 (A)                             1,275,000      1,281,158
       4.250%, 11/01/17 (A)                             1,000,000      1,004,680
       4.350%, 11/01/18 (A)                               500,000        502,175
     Milwaukee, Redevelopment
       Authority, Lease Revenue,
       Milwaukee Public Schools,
       Congress School, Ser A, RB
       4.500%, 08/01/20 (A)                               500,000        513,345
       4.600%, 08/01/22 (A)                               500,000        535,795
       RB, AMBAC Insured
       3.650%, 08/01/13                                 2,000,000      2,054,940
       3.800%, 08/01/14 (A)                             1,000,000      1,023,920
       4.000%, 08/01/16 (A)                             1,000,000      1,023,680
       4.100%, 08/01/17 (A)                             1,000,000      1,022,970
       4.125%, 08/01/18 (A)                             2,010,000      2,051,446
     Monroe, Redevelopment Authority,
       Development Revenue,
       Monroe Clinic Inc. RB
       5.875%, 02/15/39 (A)                             2,850,000      3,198,014
     Neenah, Community Development
       Authority, Lease Revenue, Ser
       A, RB
       4.300%, 12/01/20 (A)                             1,000,000      1,042,270
       5.125%, 12/01/23 (A)                             1,000,000      1,060,600
       4.625%, 12/01/28 (A)                               600,000        665,646
       4.700%, 12/01/28 (A)                             1,250,000      1,302,250
       4.750%, 12/01/32 (A)                               400,000        441,268
     Onalaska, Community Development
       Authority, Lease Revenue, RB
       3.650%, 10/01/12                                   100,000        100,560
       3.900%, 10/01/14 (A)                               100,000        104,241

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 101

SCHEDULE OF INVESTMENTS
JULY 31, 2012

WISCONSIN TAX-EXEMPT FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
       4.000%, 10/01/15 (A)                           $   100,000   $    104,357
       4.150%, 10/01/16 (A)                               200,000        209,062
     Osceola Redevelopment Authority,
       Lease Revenue, Refunding, Ser
       A, RB
       1.000%, 12/01/12                                   200,000        200,208
       1.350%, 12/01/13                                   175,000        175,852
       1.650%, 12/01/14                                   200,000        201,324
       1.900%, 12/01/15                                   175,000        177,548
     Oshkosh, Housing Authority, VNA
       Apartments Inc. Project, RB,
       GNMA
       Collateralized
       5.450%, 09/20/17 (A)                                80,000         80,078
       5.750%, 09/20/38 (A)                             1,260,000      1,261,399
     Southeast Wisconsin Professional
       Baseball Park District,
       League, Capital Appreciation,
       COP, ETM, National-RE Insured
       0.000%, 12/15/15                                   970,000        944,906
       0.000%, 12/15/17                                 1,000,000        942,830
       Sales Tax Revenue, Refunding,
       Ser A, RB, EDTM,
       National-RE Insured
       5.500%, 12/15/18                                   250,000        315,525
       5.500%, 12/15/19                                 2,200,000      2,822,138
       5.500%, 12/15/21                                 1,500,000      1,970,340
       Ser A, RB, National-RE Insured
       5.500%, 12/15/26                                 4,510,000      5,517,263
       Ser A, RB, National-RE
       Insured,
       Crossover Refunding
       5.100%, 12/15/29 (A)                               285,000        288,830
     Sun Prairie, Community
       Development
       Authority, Lease Revenue, RB
       4.400%, 08/01/20 (A)                               150,000        154,579
       4.500%, 08/01/21 (A)                               150,000        154,515
       Tax Incremental District No.
       8, RB
       4.300%, 08/01/21 (A)                               975,000      1,017,588
       4.350%, 08/01/22 (A)                               975,000      1,014,985
     Waukesha, Redevelopment
       Authority,
       Avalon Square Project, Ser A,
       RB,
       GNMA Collateralized
       5.000%, 06/20/21 (A)                               925,000        936,340
     Waukesha, Redevelopment
       Authority,
       Weldall Manufacturing Inc.
       Project, RB, LOC Harris N.A.
       4.200%, 12/01/24 (A)                               150,000        163,276
       4.500%, 12/01/30 (A)                             1,200,000      1,318,236
     West Bend, Redevelopment
       Authority,
       Lease Revenue, RB
       4.500%, 10/01/23 (A)                               250,000        264,005
       4.550%, 10/01/24 (A)                               250,000        263,915
       4.600%, 10/01/25 (A)                               150,000        158,109
       4.650%, 10/01/28 (A)                               250,000        262,343

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
     Weston, Community Development
       Authority, Lease Revenue, Ser
       A, RB
       4.100%, 10/01/16 (A)                           $   500,000   $    521,550
       4.250%, 10/01/17 (A)                               200,000        208,516
       4.350%, 10/01/18 (A)                               500,000        509,985
       4.400%, 10/01/18 (A)                               500,000        520,495
       5.250%, 10/01/20 (A)                               445,000        469,706
       4.500%, 10/01/21 (A)                               100,000        109,472
       4.700%, 10/01/21 (A)                             1,230,000      1,281,525
       4.625%, 10/01/25 (A)                               825,000        880,490
       Guaranty Agreement:
       Associated Trust Co.
       4.450%, 10/01/19 (A)                               500,000        509,745
       Ser B, RB
       4.750%, 10/01/22 (A)                               130,000        135,082
       4.750%, 10/01/23 (A)                               140,000        145,085
     Wisconsin Center District,
       Capital Appreciation,
       Senior Dedicated Tax Revenue,
       Ser A, RB, National-RE Insured
       0.000%, 12/15/26                                 2,500,000      1,459,800
       Ser 1998A, Junior Dedicated
       Tax
       Revenue, RB, AGM Insured
       5.250%, 12/15/23                                 2,585,000      3,102,439
     Wisconsin Dells, Community
       Development Authority,
       Lease Revenue, RB
       5.000%, 03/01/22 (A)                             1,500,000      1,594,215
       4.600%, 03/01/25 (A)                             1,200,000      1,235,520
       Ser A
       4.300%, 03/01/22 (A)                               225,000        236,142
       4.450%, 03/01/25 (A)                               300,000        313,371
     Wisconsin Housing & Economic
       Development Authority,
       Multi-Family Housing, Ser A,
       RB
       4.250%, 12/01/35 (A) (C)                         1,500,000      1,585,650
       GO of Authorization
       5.375%, 11/01/30 (A)                             2,135,000      2,300,697
       Ser B, RB, GO of Authorization
       4.300%, 05/01/27 (A)                             1,000,000      1,020,400
       4.400%, 05/01/37 (A)                               500,000        504,955
       Ser E, RB, GO of Authorization
       4.700%, 11/01/25 (A)                               275,000        284,499
       4.900%, 11/01/35 (A)                             1,650,000      1,681,251
     Wisconsin Housing Finance
       Authority, RB, FHA Mortgages Insured,
       Prerefunded 12/01/17 @ 100 (B)
       6.100%, 12/01/17                                   845,000      1,006,725

        The accompanying notes are an integral part of the financial statements.

102 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

WISCONSIN TAX-EXEMPT FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                            Par/Shares          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   WISCONSIN - (CONTINUED)
       RB, National-RE FHA Mortgages
       Insured, Prerefunded
       12/01/17 @ 100 (B)
       6.100%, 12/01/17                               $   805,000   $    959,069
                                                                    ------------
                                                                     106,116,297
                                                                    ------------
     TOTAL MUNICIPAL BONDS
       (Cost $148,042,282)                                           157,800,492
                                                                    ------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANY - 7.5%
--------------------------------------------------------------------------------
     TFIT Tax-Free Cash Reserve Portfolio              12,388,440     12,388,440
                                                                    ------------
     TOTAL REGISTERED INVESTMENT COMPANY
       (Cost $12,388,440)                                             12,388,440
                                                                    ------------
   TOTAL INVESTMENTS - 102.5%
     (Cost $160,430,722)                                             170,188,932
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - (2.5)%                           (4,179,724)
                                                                    ------------
   NET ASSETS - 100.0%                                              $166,009,208
                                                                    ============

--------------------------------------------------------------------------------
(A) THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

(B)    PREREFUNDED SECURITY - THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.

(C)    FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2012.

(D)    SECURITY PURCHASED ON A WHEN-ISSUED BASIS.

AGM - ASSURED GUARANTY MUNICIPAL CORPORATION
AMBAC  - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
BHAC   - BERKSHIRE HATHAWAY ASSURANCE CORP.
COP    - CERTIFICATES OF PARTICIPATION
EDTM   - ECONOMIC DEFEASED TO MATURITY
ETM    - ESCROWED TO MATURITY
FGIC   - FINANCIAL GUARANTY INSURANCE CORPORATION
FHA    - FEDERAL HOUSING ADMINISTRATION
FHLB   - FEDERAL HOME LOAN BANK
GNMA   - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO     - GENERAL OBLIGATION
HUD    - HOUSING AND URBAN DEVELOPMENT
LOC    - LETTER OF CREDIT
RB     - REVENUE BOND
SER    - SERIES
XLCA   - XL CAPITAL ASSURANCE

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in the notes to financial statements):

                                                                                            LEVEL 2         LEVEL 3
                                                             TOTAL FAIR      LEVEL 1      SIGNIFICANT     SIGNIFICANT
                                                              VALUE AT       QUOTED       OBSERVABLE      UNOBSERVABLE
                                                              07/31/12        PRICE         INPUTS          INPUTS
                                                           -------------   ------------   -------------   ------------
  Municipal Bonds                                          $ 157,800,492   $         --   $ 157,800,492   $         --
  Registered Investment Company                               12,388,440     12,388,440              --             --
                                                           -------------   ------------   -------------   ------------
Total:                                                     $ 170,188,932   $ 12,388,440   $ 157,800,492   $         --
                                                           =============   ============   =============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 103

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2012

                                                                                                      COGNITIVE
                                                                                        BALANCED        VALUE
                                                                                          FUND           FUND
                                                                                      ------------   -------------
ASSETS:
   Investments, at Value + .......................................................    $ 22,488,785   $ 80,783,962
   Repurchase Agreements, at Value + .............................................       2,035,472        599,633
   Cash ..........................................................................              --             --
   Receivable for Investments Sold ...............................................              --      2,465,799
   Receivable for Fund Shares Sold ...............................................         104,570          3,772
   Accrued Income ................................................................          61,654         45,533
   Prepaid Expenses ..............................................................          10,778         13,074
   Deferred Compensation .........................................................           1,989          7,020
   Reclaims Receivable ...........................................................           1,088             --
   Due from Affiliates ...........................................................             598            598
   Unrealized Appreciation of Foreign Currency Contracts (1) .....................              --             --
                                                                                      ------------   ------------
      TOTAL ASSETS ...............................................................      24,704,934     83,919,391
                                                                                      ------------   ------------
LIABILITIES:
   Payable for Investments Purchased .............................................              --      1,729,176
   Payable for Fund Shares Redeemed ..............................................         170,113          5,000
   Due to Custodian ..............................................................              --             --
   Investment Adviser Fees Payable ...............................................           1,561         51,353
   Foreign Currency, Due to Custodian ............................................              --             --
   Administration Fees Payable ...................................................           3,107         10,523
   Custodian Fees Payable ........................................................             130            438
   Audit Fees Payable ............................................................          29,779         28,072
   Deferred Compensation Payable .................................................           1,989          7,020
   Shareholder Servicing Fees Payable ............................................           2,945            315
   Transfer Agent Fees Payable ...................................................           4,028          4,591
   Printing Fees Payable .........................................................           1,898          6,708
   Trustees Fees Payable .........................................................             155            547
   Accrued Distribution Fees .....................................................           2,489            479
   Accrued Expenses and Other Payables ...........................................           9,694          9,364
   Unrealized Depreciation on Foreign Currency Contracts (1) .....................              --             --
                                                                                      ------------   ------------
      TOTAL LIABILITIES ..........................................................         227,888      1,853,586
                                                                                      ------------   ------------
         NET ASSETS ..............................................................    $ 24,477,046   $ 82,065,805
                                                                                      ============   ============
NET ASSETS:

   Paid-in Capital (unlimited authorized--no par value) ..........................    $ 19,597,212   $ 81,218,600
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) .........          28,750        101,855
   Accumulated Net Realized Gain (Loss) on Investments, Futures Contracts
      and Foreign Currency Transactions ..........................................         232,923     (4,115,993)
   Net Unrealized Appreciation (Depreciation) on Investments, Forward Foreign
      Currency Contracts, Futures Contracts and Foreign Currency Transactions ....       4,618,161      4,861,343
                                                                                      ------------   ------------
         NET ASSETS ..............................................................    $ 24,477,046   $ 82,065,805
                                                                                      ============   ============
   + Cost of Investments and Repurchase Agreements ...............................    $ 19,906,096   $ 76,522,252

   *     Represents margin deposits for future contracts.

   **    Cost of foreign currency is $(351,131).

   Amounts designated as "--" are either not applicable or less than $1.00.

(1)   The primary risk exposure is foreign exchange rate fluctuation (See Note
      2).

        The accompanying notes are an integral part of the financial statements.

104 HIGHMARK(R) FUNDS

                                                                                          GENEVA         GENEVA
                                                           ENHANCED       EQUITY          MID CAP       SMALL CAP    INTERNATIONAL
                                                            GROWTH        INCOME          GROWTH         GROWTH      OPPORTUNITIES
                                                             FUND          FUND            FUND           FUND           FUND
                                                         -------------  -------------  -------------  -------------  -------------
ASSETS:
   Investments, at Value + ...........................   $  79,775,787  $  22,206,635  $ 849,754,973  $  38,887,987  $ 182,322,881
   Repurchase Agreements, at Value + .................       1,259,481             --             --             --      7,562,985
   Cash ..............................................              --             --             --             --      1,500,000*
   Receivable for Investments Sold ...................              --             --             --        833,444             --
   Receivable for Fund Shares Sold ...................           2,773         41,594      3,055,797        326,757         69,649
   Accrued Income ....................................          19,396         35,338        105,530          8,856        213,803
   Prepaid Expenses ..................................          13,140         13,843         35,555         14,998         16,376
   Deferred Compensation .............................           7,156          1,121         22,727          1,190         18,667
   Reclaims Receivable ...............................           1,601             --             --             --         71,304
   Due from Affiliates ...............................             598          1,460            598            598            598
   Unrealized Appreciation of Foreign Currency
      Contracts (1) ..................................              --             --             --             --         20,167
                                                         -------------  -------------  -------------  -------------  -------------
      TOTAL ASSETS ...................................      81,079,932     22,299,991    852,975,180     40,073,830    191,796,430
                                                         -------------  -------------  -------------  -------------  -------------
LIABILITIES:
   Payable for Investments Purchased .................              --             --      2,435,765        891,011             --
   Payable for Fund Shares Redeemed ..................          12,020             --        457,242          8,908        100,170
   Due to Custodian ..................................              --             --             --             --         18,960
   Investment Adviser Fees Payable ...................          48,246             --        492,862         23,749        123,333
   Foreign Currency, Due to Custodian ................              --             --             --             --        361,720**
   Administration Fees Payable .......................          10,130          2,793        108,155          4,872         24,084
   Custodian Fees Payable ............................             422            116          4,506            203         15,979
   Audit Fees Payable ................................          28,064         27,745         31,049         27,798         45,336
   Deferred Compensation Payable .....................           7,156          1,121         22,727          1,190         18,667
   Shareholder Servicing Fees Payable ................             300          2,469         99,427          3,995          4,528
   Transfer Agent Fees Payable .......................           4,387          5,979         99,440          3,763          8,019
   Printing Fees Payable .............................           6,537          1,650         45,503          2,336         16,163
   Trustees Fees Payable .............................             533            134          3,681            190          1,319
   Accrued Distribution Fees .........................             393          5,527        132,824          5,336          1,702
   Accrued Expenses and Other Payables ...............           7,946          5,823         15,587          5,907         28,344
   Unrealized Depreciation on Foreign
      Currency Contracts (1) .........................              --             --             --             --        211,578
                                                         -------------  -------------  -------------  -------------  -------------
      TOTAL LIABILITIES ..............................         126,134         53,357      3,948,768        979,258        979,902
                                                         -------------  -------------  -------------  -------------  -------------
         NET ASSETS ..................................   $  80,953,798  $  22,246,634  $ 849,026,412  $  39,094,572  $ 190,816,528
                                                         =============  =============  =============  =============  =============
NET ASSETS:
   Paid-in Capital (unlimited authorized--no
      par value)                                         $  63,636,189  $  26,814,092  $ 727,337,069  $  34,340,891  $ 231,796,244
   Undistributed Net Investment ......................        (148,181)        61,066     (4,906,760)      (345,825)     3,702,393
      Income/(Accumulated Net Investment Loss)
      Accumulated Net Realized Gain (Loss) on
      Investments, Futures Contracts and
      Foreign Currency Transactions ..................     (11,756,498)    (8,590,563)     6,114,332      1,117,294    (55,482,073)
   Net Unrealized Appreciation (Depreciation) on
      Investments, Forward Foreign Currency Contracts,
      Futures Contracts and Foreign Currency
      Transactions ...................................      29,222,288      3,962,039    120,481,771      3,982,212     10,799,964
                                                         -------------  -------------  -------------  -------------  -------------
         NET ASSETS ..................................   $  80,953,798  $  22,246,634  $ 849,026,412  $  39,094,572  $ 190,816,528
                                                         =============  =============  =============  =============  =============
   + Cost of Investments and Repurchase Agreements ...   $  51,812,980  $  18,244,596  $ 729,273,202  $  34,905,775  $ 179,024,200

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 105

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2012

                                                                                             COGNITIVE
                                                                              BALANCED         VALUE
                                                                                FUND            FUND
                                                                           --------------   -------------
FIDUCIARY SHARES:
   Net Assets ..........................................................   $   16,517,048   $   5,050,836
   Shares of beneficial interest outstanding ...........................        1,090,171         440,673
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ...........   $        15.15   $       11.46
                                                                           ==============   =============
CLASS A SHARES:
   Net Assets ..........................................................   $    6,590,640   $     615,772
   Shares of beneficial interest outstanding ...........................          436,013          53,629
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) .....................   $        15.12   $       11.48
                                                                           --------------   -------------
      Maximum Offering Price Per Share (B) .............................   $        16.00   $       12.15
                                                                           ==============   =============
CLASS B SHARES:
   Net Assets ..........................................................   $       39,280             N/A
   Shares of beneficial interest outstanding ...........................            2,605             N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .......................   $        15.08             N/A
                                                                           ==============   =============
CLASS C SHARES:
   Net Assets ..........................................................   $    1,330,078   $     408,689
   Shares of beneficial interest outstanding ...........................           88,547          36,603
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .......................   $        15.02   $       11.17
                                                                           ==============   =============
CLASS M SHARES:
   Net Assets ..........................................................              N/A   $  75,990,508
   Shares of beneficial interest outstanding ...........................              N/A       6,627,732
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ...........              N/A   $       11.47
                                                                           ==============   =============

N/A Not Applicable

(A) Fiduciary Class, Class A, and Class M Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)   The sales load for the class is 5.5%.

        The accompanying notes are an integral part of the financial statements.

106 HIGHMARK(R) FUNDS

                                                                                            GENEVA         GENEVA
                                                                ENHANCED       EQUITY       MID CAP       SMALL CAP    INTERNATIONAL
                                                                 GROWTH        INCOME       GROWTH         GROWTH      OPPORTUNITIES
                                                                  FUND          FUND         FUND           FUND           FUND
                                                              ------------  ------------  -------------  ------------  -------------
FIDUCIARY SHARES:
   Net Assets .............................................   $  2,767,525  $  6,777,074  $ 431,911,298  $ 25,370,929  $ 62,889,462
   Shares of beneficial interest outstanding ..............        233,870       667,434     18,410,700       802,214    10,050,652
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE (A) ..............................................   $      11.83  $      10.15  $       23.46  $      31.63  $       6.26
                                                              ============  ============  =============  ============  ============
CLASS A SHARES:
   Net Assets .............................................   $  1,397,618  $ 11,518,605  $ 346,311,494  $  9,925,067  $  3,306,852
   Shares of beneficial interest outstanding ..............        120,920     1,137,797     14,891,826       316,472       527,769
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ........   $      11.56  $      10.12  $       23.26  $      31.36  $       6.27
                                                              ------------  ------------  -------------  ------------  ------------
      Maximum Offering Price Per Share (B) ................   $      12.23  $      10.71  $       24.61  $      33.19  $       6.63
                                                              ============  ============  =============  ============  ============
CLASS B SHARES:
   Net Assets .............................................            N/A  $  1,277,811  $   3,559,157           N/A           N/A
   Shares of beneficial interest outstanding ..............            N/A       125,821        169,237           N/A           N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..........            N/A  $      10.16  $       21.03           N/A           N/A
                                                              ============  ============  =============  ============  ============
CLASS C SHARES:
   Net Assets .............................................   $    118,946  $  2,673,144  $  67,244,463  $  3,798,576  $  1,181,621
   Shares of beneficial interest outstanding ..............         10,668       265,424      3,158,456       123,408       190,090
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..........   $      11.15  $      10.07  $       21.29  $      30.78  $       6.22
                                                              ============  ============  =============  ============  ============
CLASS M SHARES:
   Net Assets .............................................   $ 76,669,709           N/A            N/A           N/A  $123,438,593
   Shares of beneficial interest outstanding ..............      6,471,474           N/A            N/A           N/A    19,712,681
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE (A) ..............................................   $      11.85           N/A            N/A           N/A  $       6.26
                                                              ============  ============  =============  ============  ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 107

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2012

                                                                                                       LARGE CAP      LARGE CAP
                                                                                                      CORE EQUITY      GROWTH
                                                                                                          FUND          FUND
                                                                                                     ------------   ------------
ASSETS:
   Investments, at Value + .......................................................................   $ 62,870,055   $ 73,162,427
   Repurchase Agreements, at Value + .............................................................        494,991             --
   Affiliated Investments, at Value ++ ...........................................................             --             --
   Cash ..........................................................................................         24,500*            --
   Foreign Currency ..............................................................................             --             --
   Receivable for Investments Sold ...............................................................             --             --
   Receivable for Fund Shares Sold ...............................................................         18,500         41,259
   Accrued Income ................................................................................         45,770         13,517
   Prepaid Expenses ..............................................................................         18,575         12,265
   Deferred Compensation .........................................................................          4,875          7,035
   Reclaims Receivable ...........................................................................            163         10,365
   Due from Affiliates ...........................................................................          1,108            598
                                                                                                     ------------   ------------
      TOTAL ASSETS ...............................................................................     63,478,537     73,247,466
                                                                                                     ------------   ------------

LIABILITIES:
   Payable for Investments Purchased .............................................................             --             --
   Payable for Fund Shares Redeemed ..............................................................         31,400         47,652
   Investment Adviser Fees Payable ...............................................................         22,322         31,084
   Administration Fees Payable ...................................................................          8,098          9,349
   Custodian Fees Payable ........................................................................            337            390
   Audit Fees Payable ............................................................................         31,326         28,019
   Deferred Compensation Payable .................................................................          4,875          7,035
   Shareholder Servicing Fees Payable ............................................................          5,631          8,505
   Transfer Agent Fees Payable ...................................................................          7,552         10,786
   Printing Fees Payable .........................................................................          5,789          5,871
   Trustees Fees Payable .........................................................................            509            479
   Accrued Distribution Fees .....................................................................          1,366          6,317
   Variation Margin Payable ......................................................................          2,065             --
   Accrued Expenses and Other Payables ...........................................................         12,790          6,872
                                                                                                     ------------   ------------
      TOTAL LIABILITIES ..........................................................................        134,060        162,359
                                                                                                     ------------   ------------
         NET ASSETS ..............................................................................   $ 63,344,477   $ 73,085,107
                                                                                                     ============   ============

NET ASSETS:
   Paid-in Capital (unlimited authorized--no par value) ..........................................   $ 73,492,466   $ 63,455,240
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) .........................             --        244,543
   Accumulated Net Realized Gain (Loss) on Investments, Investments in Affiliated Funds,
      Futures Contracts, Foreign Currency Transactions and Capital Gain Distributions Received ...    (17,384,750)   (10,317,148)
   Net Unrealized Appreciation (Depreciation) on Investments, Investments in Affiliated Funds,
      Futures Contracts and Foreign Currency Transactions ........................................      7,236,761     19,702,472
                                                                                                     ------------   ------------
         NET ASSETS ..............................................................................   $ 63,344,477   $ 73,085,107
                                                                                                     ============   ============
   +  Cost of Investments and Repurchase Agreements ..............................................   $ 56,137,963   $ 53,459,955
   ++ Cost of Affiliated Investments .............................................................   $         --   $         --

*     Represents margin deposits for future contracts.

**    Cost of foreign currency is $155,356.

Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

108 HIGHMARK(R) FUNDS

                                                                                                           TACTICAL      TACTICAL
                                                         NYSE ARCA                                         CAPITAL       GROWTH &
                                                         TECH 100        SMALL CAP                          GROWTH        INCOME
                                                           INDEX           CORE            VALUE          ALLOCATION    ALLOCATION
                                                           FUND            FUND             FUND             FUND          FUND
                                                       -------------   -------------   -------------    -------------   -----------
ASSETS:
   Investments, at Value + ..........................  $ 193,180,234   $  60,128,311   $ 332,258,590    $   4,118,002   $ 5,600,390
   Repurchase Agreements, at Value + ................             --       1,003,549              --        1,243,674     4,099,722
   Affiliated Investments, at Value ++ ..............             --              --              --       40,698,187    51,044,462
   Cash .............................................             --          78,000*             --            9,000*       12,000*
   Foreign Currency .................................             --              --         151,823**             --            --
   Receivable for Investments Sold ..................             --              --       3,424,800               --            --
   Receivable for Fund Shares Sold ..................        229,348             193          76,037            2,826           851
   Accrued Income ...................................         91,008          40,133         231,709            8,260        16,535
   Prepaid Expenses .................................         22,538          10,199          15,488           11,899        16,737
   Deferred Compensation ............................         16,645           2,099          24,717            3,368         3,748
   Reclaims Receivable ..............................         60,698             251          94,628               --            --
   Due from Affiliates ..............................            598           1,108             465           10,398         9,023
                                                       -------------   -------------   -------------    -------------   -----------
      TOTAL ASSETS ..................................    193,601,069      61,263,843     336,278,257       46,105,614    60,803,468
                                                       -------------   -------------   -------------    -------------   -----------

LIABILITIES:
   Payable for Investments Purchased ................             --              --         398,733            8,255        16,518
   Payable for Fund Shares Redeemed .................        314,070          48,732         176,549            7,871       126,540
   Investment Adviser Fees Payable ..................         12,074          38,291         153,471               --            --
   Administration Fees Payable ......................         24,333           7,806          42,648            5,847         7,725
   Custodian Fees Payable ...........................          1,014             325           1,777              244           322
   Audit Fees Payable ...............................         28,689          31,280          32,359           23,214        23,310
   Deferred Compensation Payable ....................         16,645           2,099          24,717            3,368         3,748
   Shareholder Servicing Fees Payable ...............         22,970           5,572          27,744            1,081         1,479
   Transfer Agent Fees Payable ......................         40,143          23,629          30,611           16,153        14,806
   Printing Fees Payable ............................         15,615           7,128          24,541            4,042         5,378
   Trustees Fees Payable ............................          1,272             722           1,917              351           472
   Accrued Distribution Fees ........................         47,760           5,597          21,801           22,601        29,133
   Variation Margin Payable .........................             --           5,330              --              187           250
   Accrued Expenses and Other Payables ..............         16,526          14,668          15,551            7,782         8,115
                                                       -------------   -------------   -------------    -------------   -----------
      TOTAL LIABILITIES .............................        541,111         191,179         952,419          100,996       237,796
                                                       -------------   -------------   -------------    -------------   -----------
         NET ASSETS .................................  $ 193,059,958   $  61,072,664   $ 335,325,838    $  46,004,618   $60,565,672
                                                       =============   =============   =============    =============   ===========

NET ASSETS:
   Paid-in Capital (unlimited authorized--no
      par value) ....................................  $ 228,504,656   $  91,031,891   $ 297,837,310    $  55,862,053   $64,609,525
   Undistributed Net Investment
      Income/(Accumulated Net Investment Loss) ......       (217,447)          9,624           7,058          135,280       178,520
   Accumulated Net Realized Gain (Loss) on
      Investments, Investments in Affiliated
      Funds, Futures Contracts, Foreign
      Currency Transactions and Capital Gain
      Distributions Received ........................    (85,806,188)    (37,266,738)      1,427,336      (12,086,752)   (6,740,056)
   Net Unrealized Appreciation (Depreciation)
      on Investments, Investments in Affiliated
      Funds, Futures Contracts and Foreign
      Currency Transactions .........................     50,578,937       7,297,887      36,054,134        2,094,037     2,517,683
                                                       -------------   -------------   -------------    -------------   -----------
         NET ASSETS .................................  $ 193,059,958   $  61,072,664   $ 335,325,838    $  46,004,618   $60,565,672
                                                       =============   =============   =============    =============   ===========
   + Cost of Investments and Repurchase Agreements ..  $ 142,601,297   $  53,810,656   $ 296,195,272    $   5,423,444   $ 9,673,073
   ++ Cost of Affiliated Investments ................  $          --   $          --   $          --    $  38,533,278   $48,541,679

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 109

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2012

                                                                      LARGE CAP     LARGE CAP
                                                                     CORE EQUITY     GROWTH
                                                                         FUND         FUND
                                                                     -----------   -----------
FIDUCIARY SHARES:
   Net Assets ....................................................   $59,041,609   $53,069,738
   Shares of beneficial interest outstanding .....................     6,423,798     4,634,999
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A)......   $      9.19   $     11.45
                                                                     ===========   ===========

CLASS A SHARES:
   Net Assets ....................................................   $ 3,537,695   $16,721,772
   Shares of beneficial interest outstanding .....................       385,815     1,489,538
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ...............   $      9.17   $     11.23
                                                                     -----------   -----------

      Maximum Offering Price Per Share (B) .......................   $      9.70   $     11.88
                                                                     ===========   ===========

CLASS B SHARES:
   Net Assets ....................................................           N/A   $   664,258
   Shares of beneficial interest outstanding .....................           N/A        63,589
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .................           N/A   $     10.45
                                                                     ===========   ===========

CLASS C SHARES:
   Net Assets ....................................................   $   765,173   $ 2,629,339
   Shares of beneficial interest outstanding .....................        85,790       254,134
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) .................   $      8.92   $     10.35
                                                                     ===========   ===========

CLASS U SHARES:
   Net Assets ....................................................           N/A           N/A
   Shares of beneficial interest outstanding .....................           N/A           N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE .........           N/A           N/A
                                                                     ===========   ===========

N/A   Not Applicable

(A) Fiduciary Class and Class A Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)   The sales load for the class is 5.5%

        The accompanying notes are an integral part of the financial statements.

110 HIGHMARK(R) FUNDS

                                                                                                            TACTICAL      TACTICAL
                                                                NYSE ARCA                                   CAPITAL       GROWTH &
                                                                TECH 100      SMALL CAP                      GROWTH        INCOME
                                                                  INDEX         CORE          VALUE        ALLOCATION    ALLOCATION
                                                                  FUND          FUND           FUND           FUND          FUND
                                                              ------------   -----------   ------------   -----------   -----------
FIDUCIARY SHARES:
   Net Assets .............................................   $  7,575,853   $46,390,420   $147,100,903   $   774,931   $   691,560
   Shares of beneficial interest outstanding ..............        218,781     2,415,604      9,360,737        36,065        31,478
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
   SHARE (A) ..............................................   $      34.63   $     19.20   $      15.71   $     21.49   $     21.97
                                                              ============   ===========   ============   ===========   ===========

CLASS A SHARES:
   Net Assets .............................................   $170,515,922   $10,869,386   $ 83,338,902   $24,753,361   $34,053,141
   Shares of beneficial interest outstanding ..............      4,965,481       572,125      5,317,670     1,153,682     1,555,626
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ........   $      34.34   $     19.00   $      15.67   $     21.46   $     21.89
                                                              ------------   -----------   ------------   -----------   -----------

      Maximum Offering Price Per Share (B) ................   $      36.34   $     20.11   $      16.58   $     22.71   $     23.16
                                                              ============   ===========   ============   ===========   ===========

CLASS B SHARES:
   Net Assets .............................................   $  3,857,076           N/A   $  1,164,023           N/A           N/A
   Shares of beneficial interest outstanding ..............        124,753           N/A         75,982           N/A           N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..........   $      30.92           N/A   $      15.32           N/A           N/A
                                                              ============   ===========   ============   ===========   ===========

CLASS C SHARES:
   Net Assets .............................................   $ 11,111,107   $ 3,812,858   $  3,792,235   $20,476,326   $25,820,971
   Shares of beneficial interest outstanding ..............        352,892       206,693        248,732       965,034     1,186,852
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..........   $      31.49   $     18.45   $      15.25   $     21.22   $     21.76
                                                              ============   ===========   ============   ===========   ===========

CLASS U SHARES:
   Net Assets .............................................            N/A           N/A   $ 99,929,775           N/A           N/A
   Shares of beneficial interest outstanding ..............            N/A           N/A      6,357,711           N/A           N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..            N/A           N/A   $      15.72           N/A           N/A
                                                              ============   ===========   ============   ===========   ===========

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 111

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2012

                                                                                                                   CALIFORNIA
                                                                                                                  INTERMEDIATE
                                                                                                      BOND       TAX-FREE BOND
                                                                                                      FUND            FUND
                                                                                                  ------------   -------------
ASSETS:
   Investments, at Value + ....................................................................   $382,766,990   $ 257,220,963
   Receivable for Investments Sold ............................................................        113,533              --
   Receivable for Fund Shares Sold ............................................................      1,752,633       2,777,701
   Accrued Income .............................................................................      2,752,298       3,378,680
   Prepaid Expenses ...........................................................................         16,076           5,901
   Deferred Compensation ......................................................................         27,672          16,760
   Due from Affiliates ........................................................................            598             598
                                                                                                  ------------   -------------
      TOTAL ASSETS ............................................................................    387,429,800     263,400,603
                                                                                                  ------------   -------------

LIABILITIES:
   Payable for Investments Purchased ..........................................................        818,593       1,797,003
   Payable for Fund Shares Redeemed ...........................................................        272,065         138,616
   Investment Adviser Fees Payable ............................................................        129,451          46,962
   Administration Fees Payable ................................................................         48,801          32,853
   Custodian Fees Payable .....................................................................          2,033           1,369
   Audit Fees Payable .........................................................................         32,287          31,060
   Deferred Compensation Payable ..............................................................         27,672          16,760
   Shareholder Servicing Fees Payable .........................................................         21,316           9,465
   Transfer Agent Fees Payable ................................................................         15,349          10,548
   Printing Fees Payable ......................................................................         30,390          19,379
   Trustees Fees Payable ......................................................................          2,483           1,580
   Accrued Distribution Fees ..................................................................         19,113          41,314
   Accrued Expenses and Other Payables ........................................................         19,901          22,028
                                                                                                  ------------   -------------
      TOTAL LIABILITIES .......................................................................      1,439,454       2,168,937
                                                                                                  ------------   -------------
         NET ASSETS ...........................................................................   $385,990,346   $ 261,231,666
                                                                                                  ============   =============

NET ASSETS:
   Paid-in Capital (unlimited authorized--no par value) .......................................   $354,520,084   $ 244,874,902
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) ......................        230,500          42,639
   Accumulated Net Realized Gain (Loss) on Investments and Capital Gains Distributions
      Received ................................................................................      3,563,304        (236,288)
   Net Unrealized Appreciation (Depreciation) on Investments ..................................     27,676,458      16,550,413
                                                                                                  ------------   -------------
         NET ASSETS ...........................................................................   $385,990,346   $ 261,231,666
                                                                                                  ============   =============
   +  Cost of Investments .....................................................................   $355,090,532   $ 240,670,550

   Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

112 HIGHMARK(R) FUNDS

                                                                                 NATIONAL
                                                                               INTERMEDIATE     SHORT TERM      WISCONSIN
                                                                               TAX-FREE BOND       BOND         TAX-EXEMPT
                                                                                   FUND            FUND            FUND
                                                                               -------------   ------------    ------------
ASSETS:
   Investments, at Value + .................................................   $  99,824,348   $159,237,058    $170,188,932
   Receivable for Investments Sold .........................................              --         87,503              --
   Receivable for Fund Shares Sold .........................................          28,000        496,050         174,034
   Accrued Income ..........................................................       1,187,653      1,082,542       1,846,784
   Prepaid Expenses ........................................................           5,609          6,994           6,301
   Deferred Compensation ...................................................           8,410         10,352          11,389
   Due from Affiliates .....................................................             598            598             598
                                                                               -------------   ------------    ------------
      TOTAL ASSETS .........................................................     101,054,618    160,921,097     172,228,038
                                                                               -------------   ------------    ------------

LIABILITIES:
   Payable for Investments Purchased .......................................          28,259      1,754,870       5,986,903
   Payable for Fund Shares Redeemed ........................................         765,000        104,031          38,294
   Investment Adviser Fees Payable .........................................          12,522         32,668          40,820
   Administration Fees Payable .............................................          13,043         20,060          20,840
   Custodian Fees Payable ..................................................             543            836             868
   Audit Fees Payable ......................................................          30,247         30,934          30,525
   Deferred Compensation Payable ...........................................           8,410         10,352          11,389
   Shareholder Servicing Fees Payable ......................................           4,009          4,098           6,413
   Transfer Agent Fees Payable .............................................           4,826          8,879          13,029
   Printing Fees Payable ...................................................           8,443         11,249          12,177
   Trustees Fees Payable ...................................................             691            919             995
   Accrued Distribution Fees ...............................................           9,380         22,165          42,233
   Accrued Expenses and Other Payables .....................................          10,973         13,894          14,344
                                                                               -------------   ------------    ------------
      TOTAL LIABILITIES ....................................................         896,346      2,014,955       6,218,830
                                                                               -------------   ------------    ------------
         NET ASSETS ........................................................   $ 100,158,272   $158,906,142    $166,009,208
                                                                               =============   ============    ============

NET ASSETS:
   Paid-in Capital (unlimited authorized--no par value) ....................   $  92,241,224   $157,002,213    $156,616,071
   Undistributed Net Investment Income/(Accumulated Net Investment Loss) ...          24,780          9,172          13,463
   Accumulated Net Realized Gain (Loss) on Investments and Capital Gains
      Distributions Received ...............................................         266,608       (282,894)       (378,536)
   Net Unrealized Appreciation (Depreciation) on Investments ...............       7,625,660      2,177,651       9,758,210
                                                                               -------------   ------------    ------------
         NET ASSETS ........................................................   $ 100,158,272   $158,906,142    $166,009,208
                                                                               =============   ============    ============
   +  Cost of Investments ..................................................   $  92,198,688   $157,059,407    $160,430,722

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 113

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2012

                                                                                     CALIFORNIA
                                                                                    INTERMEDIATE
                                                                       BOND        TAX-FREE BOND
                                                                       FUND             FUND
                                                                  --------------   -------------
FIDUCIARY SHARES:
   Net Assets .................................................   $  325,475,420   $ 133,142,578
   Shares of beneficial interest outstanding ..................       28,000,286      12,565,206
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..   $        11.62   $       10.60
                                                                  ==============   =============
CLASS A SHARES:
   Net Assets .................................................   $   44,658,869   $  92,569,680
   Shares of beneficial interest outstanding ..................        3,909,162       8,781,236
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ............   $        11.42   $       10.54
                                                                  --------------   -------------

      Maximum Offering Price Per Share (B) ....................   $        11.68   $       10.78
                                                                  ==============   =============
CLASS B SHARES:
   Net Assets .................................................   $      217,537             N/A
   Shares of beneficial interest outstanding ..................           19,117             N/A
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............   $        11.38             N/A
                                                                  ==============   =============
CLASS C SHARES:
   Net Assets .................................................   $   15,638,520   $  35,519,408
   Shares of beneficial interest outstanding ..................        1,376,306       3,381,305
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............   $        11.36   $       10.50
                                                                  ==============   =============

N/A   Not Applicable

(A) Fiduciary Class and Class A Shares of certain funds have possible redemption and exchange fees (See Note 2 in the notes to financial statements). Class B and Class C Shares have contingent deferred sales charges (See Note 3 in the notes to financial statements).

(B)   The sales load for the class is 2.25%.

        The accompanying notes are an integral part of the financial statements.

114 HIGHMARK(R) FUNDS

                                                                     NATIONAL
                                                                   INTERMEDIATE     SHORT TERM      WISCONSIN
                                                                  TAX-FREE BOND        BOND         TAX-EXEMPT
                                                                       FUND            FUND            FUND
                                                                  -------------   -------------   -------------
FIDUCIARY SHARES:
   Net Assets .................................................   $  73,230,424   $ 102,448,607   $     705,422
   Shares of beneficial interest outstanding ..................       6,214,538      10,118,104          64,818
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE (A) ..   $       11.78   $       10.13   $       10.88
                                                                  =============   =============   =============
CLASS A SHARES:
   Net Assets .................................................   $  18,949,616   $  31,888,147   $ 146,648,612
   Shares of beneficial interest outstanding ..................       1,608,971       3,153,904      13,472,620
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE (A) ............   $       11.78   $       10.11   $       10.88
                                                                  -------------   -------------   -------------

      Maximum Offering Price Per Share (B) ....................   $       12.05   $       10.34   $       11.13
                                                                  =============   =============   =============
CLASS B SHARES:
   Net Assets .................................................             N/A             N/A   $   1,059,703
   Shares of beneficial interest outstanding ..................             N/A             N/A          97,442
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............             N/A             N/A   $       10.88
                                                                  =============   =============   =============
CLASS C SHARES:
   Net Assets .................................................   $   7,978,232   $  24,569,388   $  17,595,471
   Shares of beneficial interest outstanding ..................         676,760       2,400,439       1,618,817
NET ASSET VALUE AND OFFERING PRICE PER SHARE (A) ..............   $       11.79   $       10.24   $       10.87
                                                                  =============   =============   =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 115

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2012

                                                                                                                        COGNITIVE
                                                                                                          BALANCED        VALUE
                                                                                                            FUND          FUND
                                                                                                        ------------   ------------
Interest Income .....................................................................................   $    291,017   $      1,111
Securities Lending Income ...........................................................................             --             --
Dividend Income .....................................................................................        270,484      1,425,093
Less: Foreign Taxes Withheld ........................................................................         (3,058)          (619)
                                                                                                        ------------   ------------
      Total Investment Income .......................................................................        558,443      1,425,585
                                                                                                        ------------   ------------
Expenses:
   Investment Adviser Fees ..........................................................................        143,122        630,073
   Shareholder Servicing Fees Fiduciary Shares ......................................................         41,820         14,688
   Shareholder Servicing Fees Class A Shares ........................................................         15,218          1,692
   Shareholder Servicing Fees Class B Shares ........................................................            178             --
   Administration Fees ..............................................................................         35,770        125,978
   Custodian Fees ...................................................................................          1,491          5,250
   Trustees Fees ....................................................................................          1,598          5,719
   Chief Compliance Officer Fees ....................................................................          8,860          8,860
   Distribution Fees Class A Shares .................................................................         15,218          1,692
   Distribution Fees Class B Shares .................................................................            534             --
   Distribution Fees Class C Shares .................................................................          9,674          3,952
   Registration Fees ................................................................................         44,911         39,683
   Transfer Agent Fees ..............................................................................         22,989         26,585
   Printing Fees ....................................................................................          4,538         16,540
   Audit Fees .......................................................................................         29,818         28,183
   Legal Fees .......................................................................................          3,245          9,347
   Miscellaneous Fees ...............................................................................         33,716         29,361
                                                                                                        ------------   ------------
      Total Expenses ................................................................................        412,700        947,603
                                                                                                        ------------   ------------
Less: Waivers and Reimbursements
      Investment Adviser Fee Waiver .................................................................       (129,687)       (26,676)
      Shareholder Servicing Fee Waiver--Fiduciary Shares (Note 3) ...................................        (16,728)        (9,551)
      Shareholder Servicing Fee Waiver--Class A Shares (Note 3) .....................................         (6,087)          (677)
      Reimbursement of Expenses by Adviser ..........................................................             --             --
                                                                                                        ------------   ------------
Total Waivers and Reimbursements ....................................................................       (152,502)       (36,904)
                                                                                                        ------------   ------------
Total Net Expenses ..................................................................................        260,198        910,699
                                                                                                        ------------   ------------
Net Investment Income (Loss) ........................................................................        298,245        514,886
                                                                                                        ------------   ------------
Net Realized Gain (Loss) on Investments .............................................................      1,315,403     (1,113,785)
Net Realized Gain on Foreign Currency Transactions ..................................................             --             --
Net Realized Gain (Loss) on Futures Contracts (1) ...................................................             --             --
Change in Unrealized Appreciation (Depreciation) on Investments .....................................        558,659        384,797
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions ...................             --             --
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Contracts (2) ..................             --             --
Change in Unrealized Appreciation (Depreciation) on Futures Contracts (1) ...........................             --             --
                                                                                                        ------------   ------------
Net Realized and Unrealized Gain (Loss) on Investments ..............................................      1,874,062       (728,988)
                                                                                                        ------------   ------------
Increase (Decrease) in Net Assets Resulting from Operations .........................................   $  2,172,307   $   (214,102)
                                                                                                        ============   ============

Amounts designated as "--" are either not applicable or less than $1.00.

(1) The primary risk exposure is the price movement of the underlying basket of equity securities (See Note 2).

(2)   The primary risk exposure is foreign exchange contracts (See Note 2).

        The accompanying notes are an integral part of the financial statements.

116 HIGHMARK(R) FUNDS

                                                                                             GENEVA        GENEVA
                                                                ENHANCED       EQUITY        MID CAP      SMALL CAP   INTERNATIONAL
                                                                 GROWTH        INCOME        GROWTH        GROWTH     OPPORTUNITIES
                                                                  FUND          FUND          FUND          FUND          FUND
                                                              ------------  ------------  ------------  ------------  -------------
Interest Income ...........................................   $      1,152  $         --  $         --  $         --  $      5,033
Securities Lending Income .................................             --            --            --            --       136,516
Dividend Income ...........................................        732,374       784,952     3,060,412       108,468     7,526,815
Less: Foreign Taxes Withheld ..............................        (12,751)       (4,768)           --            --      (540,629)
                                                              ------------  ------------  ------------  ------------  ------------
      Total Investment Income .............................        720,775       780,184     3,060,412       108,468     7,127,735
                                                              ------------  ------------  ------------  ------------  ------------
Expenses:
   Investment Adviser Fees ................................        613,366       114,390     4,348,774       300,561     1,650,816
   Shareholder Servicing Fees Fiduciary Shares ............          5,499        16,531       790,929        45,417       181,077
   Shareholder Servicing Fees Class A Shares ..............          4,353        25,579       611,324        22,790         9,437
   Shareholder Servicing Fees Class B Shares ..............             --         3,422        11,303            --            --
   Administration Fees ....................................        122,637        31,190       918,723        45,074       302,270
   Custodian Fees .........................................          5,111         1,483        38,288         2,084       101,106
   Trustees Fees ..........................................          5,518         1,371        36,294         1,881        14,006
   Chief Compliance Officer Fees ..........................          8,860         8,860         8,860         8,860         8,860
   Distribution Fees Class A Shares .......................          4,353        25,579       611,324        22,790         9,437
   Distribution Fees Class B Shares .......................             --        10,264        33,909            --            --
   Distribution Fees Class C Shares .......................          1,883        25,857       471,866        27,732        14,597
   Registration Fees ......................................         39,935        46,523        66,210        37,255        40,720
   Transfer Agent Fees ....................................         25,326        34,875       550,852        21,384        47,495
   Printing Fees ..........................................         15,364         4,098       110,961         5,881        38,689
   Audit Fees .............................................         28,176        27,778        31,542        27,811        45,734
   Legal Fees .............................................          8,244         2,268        60,374         3,171        23,583
   Miscellaneous Fees .....................................         24,011        18,278        33,330        18,010        76,490
                                                              ------------  ------------  ------------  ------------  ------------
      Total Expenses ......................................        912,636       398,346     8,734,863       590,701     2,564,317
                                                              ------------  ------------  ------------  ------------  ------------
Less: Waivers and Reimbursements
      Investment Adviser Fee Waiver .......................        (37,836)     (114,390)     (200,637)     (105,288)           --
      Shareholder Servicing Fee Waiver--Fiduciary Shares
         (Note 3) .........................................         (4,103)       (7,965)     (322,525)      (22,004)      (73,967)
      Shareholder Servicing Fee Waiver--Class A Shares
         (Note 3) .........................................         (1,741)      (10,231)     (244,529)       (9,116)       (6,716)
      Reimbursement of Expenses by Adviser ................             --       (20,738)           --            --            --
                                                              ------------  ------------  ------------  ------------  ------------
Total Waivers and Reimbursements ..........................        (43,680)     (153,324)     (767,691)     (136,408)      (80,683)
                                                              ------------  ------------  ------------  ------------  ------------
Total Net Expenses ........................................        868,956       245,022     7,967,172       454,293     2,483,634
                                                              ------------  ------------  ------------  ------------  ------------
Net Investment Income (Loss) ..............................       (148,181)      535,162    (4,906,760)     (345,825)    4,644,101
                                                              ------------  ------------  ------------  ------------  ------------
Net Realized Gain (Loss) on Investments ...................      3,178,170       656,773     6,960,943     1,194,740    (9,700,498)
Net Realized Gain on Foreign Currency Transactions ........             --            --            --            --       380,923
Net Realized Gain (Loss) on Futures Contracts (1) .........             --       (10,258)           --            --      (508,356)
Change in Unrealized Appreciation (Depreciation)
   on Investments .........................................      1,023,365     1,594,472    17,794,137       885,871   (29,119,295)
Change in Unrealized Appreciation (Depreciation) on
   Foreign Currency Transactions ..........................             --            --            --            --       (25,807)
Change in Unrealized Appreciation (Depreciation) on
   Foreign Currency Contracts (2) .........................             --            --            --            --      (189,123)
Change in Unrealized Appreciation (Depreciation) on
   Futures Contracts (1) ..................................             --         4,693            --            --       140,478
                                                              ------------  ------------  ------------  ------------  ------------
Net Realized and Unrealized Gain (Loss) on Investments ....      4,201,535     2,245,680    24,755,080     2,080,611   (39,021,678)
                                                              ------------  ------------  ------------  ------------  ------------
Increase (Decrease) in Net Assets Resulting
   from Operations ........................................   $  4,053,354  $  2,780,842  $ 19,848,320  $  1,734,786  $(34,377,577)
                                                              ============  ============  ============  ============  ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 117

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2012

                                                                                                         LARGE CAP       LARGE CAP
                                                                                                        CORE EQUITY       GROWTH
                                                                                                           FUND            FUND
                                                                                                        ------------   ------------
Interest Income .....................................................................................   $      1,115   $         --
Income from Investments in Affiliated Funds .........................................................             --             --
Dividend Income .....................................................................................      1,225,043      1,074,927
Less: Foreign Taxes Withheld ........................................................................           (372)       (13,416)
                                                                                                        ------------   ------------
      Total Investment Income .......................................................................      1,225,786      1,061,511
                                                                                                        ------------   ------------
Expenses:
   Investment Adviser Fees ..........................................................................        377,879        441,747
   Shareholder Servicing Fees Fiduciary Shares ......................................................        147,797        134,466
   Shareholder Servicing Fees Class A Shares ........................................................          7,723         39,861
   Shareholder Servicing Fees Class B Shares ........................................................             70          2,793
   Administration Fees ..............................................................................         94,448        110,405
   Custodian Fees ...................................................................................          4,134          4,601
   Trustees Fees ....................................................................................          4,345          4,958
   Chief Compliance Officer Fees ....................................................................          8,860          8,860
   Distribution Fees Class A Shares .................................................................          7,723         39,861
   Distribution Fees Class B Shares .................................................................            210          8,378
   Distribution Fees Class C Shares .................................................................          7,441         27,768
   Registration Fees ................................................................................         51,251         45,807
   License Fees .....................................................................................             --             --
   Transfer Agent Fees ..............................................................................         30,584         64,369
   Printing Fees ....................................................................................         13,346         13,910
   Audit Fees .......................................................................................         28,131         28,179
   Legal Fees .......................................................................................         10,557          8,542
   Miscellaneous Fees ...............................................................................         23,594         20,404
                                                                                                        ------------   ------------
      Total Expenses ................................................................................        818,093      1,004,909
                                                                                                        ------------   ------------
Less: Waivers and Reimbursements
      Investment Adviser Fee Waiver .................................................................       (126,910)      (111,298)
      Shareholder Servicing Fee Waiver--Fiduciary Shares (Note 3) ...................................        (85,416)       (61,035)
      Shareholder Servicing Fee Waiver--Class A Shares (Note 3) .....................................         (3,089)       (15,944)
      Reimbursement of Expenses by Adviser ..........................................................             --             --
                                                                                                        ------------   ------------
Total Waivers and Reimbursements ....................................................................       (215,415)      (188,277)
                                                                                                        ------------   ------------
Total Net Expenses ..................................................................................        602,678        816,632
                                                                                                        ------------   ------------
Net Investment Income (Loss) ........................................................................        623,108        244,879
                                                                                                        ------------   ------------
Net Realized Gain (Loss) on Investments .............................................................      2,872,801      5,416,333
Net Realized Gain on Investments in Affiliated Funds ................................................             --             --
Net Realized Gain (Loss) on Foreign Currency Transactions ...........................................             --             --
Net Realized Gain (Loss) on Futures Contracts (1) ...................................................       (155,151)            --
Capital Gain Distributions Received from Affiliated Funds ...........................................             --             --
Change in Unrealized Appreciation (Depreciation) on Investments .....................................      2,168,198*     1,945,137
Change in Unrealized Appreciation (Depreciation) on Investments in Affiliated Funds .................             --             --
Change in Unrealized Appreciation (Depreciation) on Foreign Currency Transactions ...................             --             --
Change in Unrealized Appreciation (Depreciation) on Futures Contracts (1) ...........................         38,769             --
                                                                                                        ------------   ------------
Net Realized and Unrealized Gain on Investments .....................................................      4,924,617      7,361,470
                                                                                                        ------------   ------------
Increase in Net Assets Resulting from Operations ....................................................   $  5,547,725   $  7,606,349
                                                                                                        ============   ============

   * Change in unrealized appreciation (depreciation) does not include unrealized appreciation (depreciation) in connection with the reorganization (See Note 8 in the notes to financial statements).

Amounts designated as "--" are either not applicable or less than $1.00.

(1) The primary risk exposure is the price movement of the underlying basket of equity securities (See Note 2).

        The accompanying notes are an integral part of the financial statements.

118 HIGHMARK(R) FUNDS

                                                                                                         TACTICAL       TACTICAL
                                                              NYSE ARCA                                  CAPITAL        GROWTH &
                                                               TECH 100     SMALL CAP                     GROWTH         INCOME
                                                                INDEX         CORE          VALUE       ALLOCATION     ALLOCATION
                                                                FUND          FUND           FUND          FUND           FUND
                                                             ------------  ------------  ------------  ------------   ------------
Interest Income ..........................................   $         --  $      1,597  $         --  $        512   $      3,301
Income from Investments in Affiliated Funds ..............             --            --            --       499,333        783,740
Dividend Income ..........................................      1,996,414       737,462     7,743,491       163,677        268,177
Less: Foreign Taxes Withheld .............................        (29,511)       (2,017)     (175,460)           --             --
                                                             ------------  ------------  ------------  ------------   ------------
      Total Investment Income ............................      1,966,903       737,042     7,568,031       663,522      1,055,218
                                                             ------------  ------------  ------------  ------------   ------------
Expenses:
   Investment Adviser Fees ...............................        686,330       517,447     1,842,177        80,093        103,371
   Shareholder Servicing Fees Fiduciary Shares ...........         20,578       106,591       435,657         1,528          2,483
   Shareholder Servicing Fees Class A Shares .............        427,719        21,920       179,211        63,869         84,743
   Shareholder Servicing Fees Class B Shares .............         12,822            --         3,771            --             --
   Administration Fees ...................................        293,083        81,691       460,421        68,635         88,584
   Custodian Fees ........................................         14,609         3,779        20,008         2,873          3,692
   Trustees Fees .........................................         13,163         3,862        20,645         3,201          4,074
   Chief Compliance Officer Fees .........................          8,860         8,860         8,860         8,860          8,860
   Distribution Fees Class A Shares ......................        427,719        21,920       179,211        63,869         84,743
   Distribution Fees Class B Shares ......................         38,468            --        11,314            --             --
   Distribution Fees Class C Shares ......................        109,957        30,638        28,408       196,085        241,789
   Registration Fees .....................................         49,875        37,552        51,382        30,012         38,134
   License Fees ..........................................         78,177            --            --            --             --
   Transfer Agent Fees ...................................        241,461        60,633       150,527        73,663         64,267
   Printing Fees .........................................         37,699        13,915        79,153         9,832         12,581
   Audit Fees ............................................         29,009        28,099        29,911        19,975         20,063
   Legal Fees ............................................         21,741        11,428        29,984         5,669          6,812
   Miscellaneous Fees ....................................         27,622        26,465        32,724        16,647         17,035
                                                             ------------  ------------  ------------  ------------   ------------
      Total Expenses .....................................      2,538,892       974,800     3,563,364       644,811        781,231
                                                             ------------  ------------  ------------  ------------   ------------
Less: Waivers and Reimbursements
      Investment Adviser Fee Waiver ......................       (173,232)     (129,221)      (76,910)      (80,093)      (103,371)
      Shareholder Servicing Fee Waiver--Fiduciary
         Shares (Note 3) .................................        (10,223)      (61,686)     (185,188)       (1,223)        (1,986)
      Shareholder Servicing Fee Waiver--Class A
         Shares (Note 3) .................................       (171,087)       (8,768)      (71,684)      (51,095)       (67,794)
      Reimbursement of Expenses by Adviser ...............             --            --            --      (113,505)      (101,664)
                                                             ------------  ------------  ------------  ------------   ------------
Total Waivers and Reimbursements .........................       (354,542)     (199,675)     (333,782)     (245,916)      (274,815)
                                                             ------------  ------------  ------------  ------------   ------------
Total Net Expenses .......................................      2,184,350       775,125     3,229,582       398,895        506,416
                                                             ------------  ------------  ------------  ------------   ------------
Net Investment Income (Loss) .............................       (217,447)      (38,083)    4,338,449       264,627        548,802
                                                             ------------  ------------  ------------  ------------   ------------
Net Realized Gain (Loss) on Investments ..................     37,247,593    (4,327,517)   20,880,528       346,344        397,991
Net Realized Gain on Investments in Affiliated Funds .....             --            --            --     1,709,434      3,817,614
Net Realized Gain (Loss) on Foreign Currency
   Transactions ..........................................             --            --        (5,806)           --             --
Net Realized Gain (Loss) on Futures Contracts (1) ........        (49,408)     (113,051)           --       107,307        130,891
Capital Gain Distributions Received from
   Affiliated Funds ......................................             --            --            --       180,429        282,432
Change in Unrealized Appreciation (Depreciation)
   on Investments ........................................    (24,433,860)    6,635,923*  (17,232,540)*    (151,283)*     (952,209)*
Change in Unrealized Appreciation (Depreciation)
   on Investments in Affiliated Funds ....................             --            --            --    (1,862,392)    (2,787,426)
Change in Unrealized Appreciation (Depreciation)
   on Foreign Currency Transactions ......................             --            --       (12,702)           --             --
Change in Unrealized Appreciation (Depreciation)
   on Futures Contracts (1) ..............................         25,355       (22,933)           --        (9,104)       (12,139)
                                                             ------------  ------------  ------------  ------------   ------------
Net Realized and Unrealized Gain on Investments ..........     12,789,680     2,172,422     3,629,480       320,735        877,154
                                                             ------------  ------------  ------------  ------------   ------------
Increase in Net Assets Resulting from Operations .........   $ 12,572,233  $  2,134,339  $  7,967,929  $    585,362   $  1,425,956
                                                             ============  ============  ============  ============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 119

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2012

                                                                                                   CALIFORNIA
                                                                                                  INTERMEDIATE
                                                                                     BOND        TAX-FREE BOND
                                                                                     FUND             FUND
                                                                                 ------------    -------------
Interest Income ..............................................................   $ 15,399,410    $   7,543,440
Dividend Income ..............................................................          6,126              654
                                                                                 ------------    -------------
      Total Investment Income ................................................     15,405,536        7,544,094
                                                                                 ------------    -------------
Expenses:
   Investment Adviser Fees ...................................................      1,906,764        1,221,661
   Shareholder Servicing Fees Fiduciary Shares ...............................        831,244          329,014
   Shareholder Servicing Fees Class A Shares .................................         93,525          207,829
   Shareholder Servicing Fees Class B Shares .................................            615               59
   Administration Fees .......................................................        571,867          366,398
   Custodian Fees ............................................................         23,970           15,271
   Trustees Fees .............................................................         25,146           15,879
   Chief Compliance Officer Fees .............................................          8,860            8,860
   Distribution Fees Class A Shares ..........................................         93,525          207,829
   Distribution Fees Class B Shares ..........................................          1,846              177
   Distribution Fees Class C Shares ..........................................         83,994          221,785
   Registration Fees .........................................................         48,551           35,357
   Transfer Agent Fees .......................................................         89,895           60,585
   Printing Fees .............................................................         72,435           45,850
   Audit Fees ................................................................         32,855           31,213
   Legal Fees ................................................................         38,846           24,208
   Miscellaneous Fees ........................................................         57,436           54,845
                                                                                 ------------    -------------
      Total Expenses .........................................................      3,981,374        2,846,820
                                                                                 ------------    -------------
Less: Waivers and Reimbursements
      Investment Adviser Fee Waiver ..........................................       (311,037)        (682,900)
      Shareholder Servicing Fee Waiver--Fiduciary Shares (Note 3) ............       (606,856)        (263,211)
      Shareholder Servicing Fee Waiver--Class A Shares (Note 3) ..............        (67,338)        (166,263)
                                                                                 ------------    -------------
Total Waivers and Reimbursements .............................................       (985,231)      (1,112,374)
                                                                                 ------------    -------------
Total Net Expenses ...........................................................      2,996,143        1,734,446
                                                                                 ------------    -------------
Net Investment Income ........................................................     12,409,393        5,809,648
                                                                                 ------------    -------------
Net Realized Gain (Loss) on Investments ......................................      4,729,214         (120,541)
Capital Gain Distributions Received ..........................................             --            6,137
Change in Unrealized Appreciation (Depreciation) on Investments ..............      9,109,333        9,391,099
                                                                                 ------------    -------------
Net Realized and Unrealized Gain on Investments ..............................     13,838,547        9,276,695
                                                                                 ------------    -------------
Increase in Net Assets Resulting from Operations .............................   $ 26,247,940    $  15,086,343
                                                                                 ============    =============

Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

120 HIGHMARK(R) FUNDS

                                                                          NATIONAL
                                                                        INTERMEDIATE     SHORT TERM     WISCONSIN
                                                                       TAX-FREE BOND        BOND        TAX-EXEMPT
                                                                            FUND            FUND           FUND
                                                                       -------------    -----------    -----------
Interest Income ....................................................   $   3,405,569    $ 3,689,590    $ 6,244,103
Dividend Income ....................................................             152          3,326          4,594
                                                                       -------------    -----------    -----------
      Total Investment Income ......................................       3,405,721      3,692,916      6,248,697
                                                                       -------------    -----------    -----------
Expenses:
   Investment Adviser Fees .........................................         528,010        569,958        768,296
   Shareholder Servicing Fees Fiduciary Shares .....................         192,026        237,741          1,055
   Shareholder Servicing Fees Class A Shares .......................          56,145         63,532        345,873
   Shareholder Servicing Fees Class B Shares .......................              --             --          3,541
   Administration Fees .............................................         158,356        213,675        230,425
   Custodian Fees ..................................................           6,600          8,906          9,604
   Trustees Fees ...................................................           7,001          9,194          9,936
   Chief Compliance Officer Fees ...................................           8,860          8,860          8,860
   Distribution Fees Class A Shares ................................          56,145         63,532        345,873
   Distribution Fees Class B Shares ................................              --             --         10,623
   Distribution Fees Class C Shares ................................          47,503        164,851        101,038
   Registration Fees ...............................................          37,857         42,293         11,011
   Transfer Agent Fees .............................................          27,168         51,924         75,928
   Printing Fees ...................................................          20,082         26,387         28,553
   Audit Fees ......................................................          30,378         30,984         30,774
   Legal Fees ......................................................          13,170         14,699         18,624
   Miscellaneous Fees ..............................................          36,987         45,657         46,955
                                                                       -------------    -----------    -----------
      Total Expenses ...............................................       1,226,288      1,552,193      2,046,969
                                                                       -------------    -----------    -----------

Less: Waivers and Reimbursements
      Investment Adviser Fee Waiver ................................        (378,140)      (194,093)      (317,011)
      Shareholder Servicing Fee Waiver--Fiduciary Shares (Note 3) ..        (153,621)      (208,931)          (844)
      Shareholder Servicing Fee Waiver--Class A Shares (Note 3) ....         (44,916)       (50,826)      (276,698)
                                                                       -------------    -----------    -----------
Total Waivers and Reimbursements ...................................        (576,677)      (453,850)      (594,553)
                                                                       -------------    -----------    -----------
Total Net Expenses .................................................         649,611      1,098,343      1,452,416
                                                                       -------------    -----------    -----------
Net Investment Income ..............................................       2,756,110      2,594,573      4,796,281
                                                                       -------------    -----------    -----------
Net Realized Gain (Loss) on Investments ............................         266,608        277,851         60,134
Capital Gain Distributions Received ................................              --             --             --
Change in Unrealized Appreciation (Depreciation) on Investments ....       2,979,698        465,255      7,262,822
                                                                       -------------    -----------    -----------
Net Realized and Unrealized Gain on Investments ....................       3,246,306        743,106      7,322,956
                                                                       -------------    -----------    -----------

Increase in Net Assets Resulting from Operations ...................   $   6,002,416    $ 3,337,679    $12,119,237
                                                                       =============    ===========    ===========

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 121

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                           BALANCED                COGNITIVE VALUE             ENHANCED GROWTH
                                                             FUND                        FUND                        FUND
                                                  -------------------------   -------------------------   -------------------------
                                                      2012          2011          2012          2011          2012          2011
                                                  -----------   -----------   -----------   -----------   -----------   -----------
Investment Activities:
   Net Investment Income (Loss) ................  $   298,245   $   285,151   $   514,886   $   878,936   $  (148,181)  $  (194,706)
   Net Realized Gain (Loss) on Investments,
      Foreign Currency Transactions and Futures
      Contracts .. .............................    1,315,403     1,629,414    (1,113,785)   20,628,659     3,178,170     2,495,354
   Change in Unrealized Appreciation
      (Depreciation) on Investments, Foreign
      Currency Transactions, Foreign Currency
      Contracts and Futures Contracts ..........      558,659     1,063,326       384,797    (2,268,107)    1,023,365    14,025,216
                                                  -----------   -----------   -----------   -----------   -----------   -----------

   Net Increase (Decrease) in Net Assets
      Resulting From Operations ................    2,172,307     2,977,891      (214,102)   19,239,488     4,053,354    16,325,864
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares .........................     (218,657)     (299,157)      (50,485)      (37,861)           --            --
      Class A Shares ...........................      (64,347)      (84,654)       (2,869)       (9,261)           --            --
      Class B Shares ...........................         (221)       (3,030)           --            --            --            --
      Class C Shares ...........................       (4,817)       (6,439)           --        (1,346)           --            --
      Class M Shares ...........................           --            --      (763,086)   (1,174,219)           --            --
   Capital Gains:
      Fiduciary Shares .........................           --            --            --            --            --            --
      Class A Shares ...........................           --            --            --            --            --            --
      Class B Shares ...........................           --            --            --            --            --            --
      Class C Shares ...........................           --            --            --            --            --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------

         Total Dividends and Distributions .....     (288,042)     (393,280)     (816,440)   (1,222,687)           --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (1) ...................   (3,000,113)   (1,165,270)  (11,429,783)    2,713,496   (13,506,993)    5,539,967
      Redemption Fees (Note 2) .................           --            --           610            11            --            --
                                                  -----------   -----------   -----------   -----------   -----------   -----------
         Total Increase (Decrease) in Net
            Assets .............................   (1,115,848)    1,419,341   (12,459,715)   20,730,308    (9,453,639)   21,865,831
                                                  -----------   -----------   -----------   -----------   -----------   -----------

Net Assets:
   Beginning of Year ...........................   25,592,894    24,173,553    94,525,520    73,795,212    90,407,437    68,541,606
                                                  -----------   -----------   -----------   -----------   -----------   -----------
   End of Year .................................  $24,477,046   $25,592,894   $82,065,805   $94,525,520   $80,953,798   $90,407,437
                                                  ===========   ===========   ===========   ===========   ===========   ===========

Undistributed Net Investment Income/(Accumulated
   Net Investment Loss) ........................  $    28,750   $    12,964   $   101,855   $   260,195   $  (148,181)  $   (60,079)
                                                  ===========   ===========   ===========   ===========   ===========   ===========

Amounts designated as "--" are either not applicable or less than $1.00.

(1) For details on share transaction by class, see statements of changes in net assets -- capital stock activity on pages 128 - 137.

        The accompanying notes are an integral part of the financial statements.

122 HIGHMARK(R) FUNDS

                                                                        EQUITY INCOME             GENEVA MID CAP GROWTH
                                                                             FUND                          FUND
                                                                 ---------------------------   ---------------------------
                                                                     2012           2011           2012           2011
                                                                 ------------   ------------   ------------   ------------
Investment Activities:
   Net Investment Income (Loss) ...............................  $    535,162   $    451,702   $ (4,906,760)  $ (3,043,801)
   Net Realized Gain (Loss) on Investments, Foreign Currency
      Transactions and Futures Contracts ......................       646,515      1,040,035      6,960,943     13,116,117
   Change in Unrealized Appreciation (Depreciation) on
      Investments, Foreign Currency Transactions, Foreign
      Currency Contracts and Futures Contracts ................     1,599,165      1,146,910     17,794,137     47,839,217
                                                                 ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets Resulting From
      Operations ..............................................     2,780,842      2,638,647     19,848,320     57,911,533
                                                                 ------------   ------------   ------------   ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ........................................      (188,573)       (89,195)            --             --
      Class A Shares ..........................................      (265,758)      (299,908)            --             --
      Class B Shares ..........................................       (26,247)       (43,296)            --             --
      Class C Shares ..........................................       (51,928)       (57,629)            --             --
      Class M Shares ..........................................            --             --             --             --
   Capital Gains:
      Fiduciary Shares ........................................            --             --     (5,139,133)       (50,987)
      Class A Shares ..........................................            --             --     (4,256,868)      (272,612)
      Class B Shares ..........................................            --             --       (107,568)        (9,247)
      Class C Shares ..........................................            --             --       (790,213)       (33,609)
                                                                 ------------   ------------   ------------   ------------
         Total Dividends and Distributions ....................      (532,506)      (490,028)   (10,293,782)      (366,455)
                                                                 ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (1) ..................................     1,203,677      2,654,507    389,741,378    170,567,798
      Redemption Fees (Note 2) ................................            --             --             --             --
                                                                 ------------   ------------   ------------   ------------
         Total Increase (Decrease) in Net Assets ..............     3,452,013      4,803,126    399,295,916    228,112,876
                                                                 ------------   ------------   ------------   ------------
Net Assets:
   Beginning of Year ..........................................    18,794,621     13,991,495    449,730,496    221,617,620
                                                                 ------------   ------------   ------------   ------------
   End of Year ................................................  $ 22,246,634   $ 18,794,621   $849,026,412   $449,730,496
                                                                 ============   ============   ============   ============
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) ...........................................  $     61,066   $      1,714   $ (4,906,760)  $         --
                                                                 ============   ============   ============   ============

                                                                   GENEVA SMALL CAP GROWTH     INTERNATIONAL OPPORTUNITIES
                                                                             FUND                          FUND
                                                                 ---------------------------   ---------------------------
                                                                     2012           2011           2012           2011
                                                                 ------------   ------------   ------------   ------------
Investment Activities:
   Net Investment Income (Loss) ...............................  $   (345,825)  $   (199,858)  $  4,644,101   $  4,362,210
   Net Realized Gain (Loss) on Investments, Foreign Currency
      Transactions and Futures Contracts ......................     1,194,740      1,297,244     (9,827,931)    28,470,335
   Change in Unrealized Appreciation (Depreciation) on
      Investments, Foreign Currency Transactions, Foreign
      Currency Contracts and Futures Contracts ................       885,871      2,220,064    (29,193,747)    10,771,070
                                                                 ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets Resulting From
      Operations ..............................................     1,734,786      3,317,450    (34,377,577)    43,603,615
                                                                 ------------   ------------   ------------   ------------

Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ........................................            --             --     (2,207,341)    (1,660,836)
      Class A Shares ..........................................            --             --        (99,266)      (115,447)
      Class B Shares ..........................................            --             --             --             --
      Class C Shares ..........................................            --             --        (24,778)       (27,269)
      Class M Shares ..........................................            --             --     (3,847,310)    (3,099,328)
   Capital Gains:
      Fiduciary Shares ........................................      (567,521)      (324,668)            --             --
      Class A Shares ..........................................      (274,486)      (158,545)            --             --
      Class B Shares ..........................................            --             --             --             --
      Class C Shares ..........................................       (78,033)       (13,819)            --             --
                                                                 ------------   ------------   ------------   ------------
         Total Dividends and Distributions ....................      (920,040)      (497,032)    (6,178,695)    (4,902,880)
                                                                 ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (1) ..................................    14,668,102     11,057,444    (19,972,580)    (8,581,549)
      Redemption Fees (Note 2) ................................           677            875            585            135
                                                                 ------------   ------------   ------------   ------------
         Total Increase (Decrease) in Net Assets ..............    15,483,525     13,878,737    (60,528,267)    30,119,321
                                                                 ------------   ------------   ------------   ------------
Net Assets:
   Beginning of Year ..........................................    23,611,047      9,732,310    251,344,795    221,225,474
                                                                 ------------   ------------   ------------   ------------
   End of Year ................................................  $ 39,094,572   $ 23,611,047   $190,816,528   $251,344,795
                                                                 ============   ============   ============   ============
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) ...........................................  $   (345,825)  $         --   $  3,702,393   $  4,383,125
                                                                 ============   ============   ============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 123

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                              LARGE CAP CORE EQUITY           LARGE CAP GROWTH          NYSE ARCA TECH 100 INDEX
                                                      FUND                          FUND                          FUND
                                           --------------------------   ---------------------------   ---------------------------
                                               2012          2011           2012           2011           2012           2011
                                           -----------   ------------   ------------   ------------   ------------   ------------
Investment Activities:
   Net Investment Income (Loss) .........  $   623,108   $    651,647   $    244,879   $     88,925   $   (217,447)  $   (423,563)
   Net Realized Gain (Loss) on
      Investments, Affiliated Funds,
      Foreign Currency Transactions,
      Futures Contracts and Capital Gains
      Distributions Received ............    2,717,650      4,922,475      5,416,333      6,490,574     37,198,185      9,528,381
   Change in Unrealized Appreciation
      (Depreciation) on Investments,
      Affiliated Funds, Foreign Currency
      Transactions and Futures
      Contracts .........................    2,206,967      5,078,473      1,945,137      8,714,295    (24,408,505)    35,644,081
                                           -----------   ------------   ------------   ------------   ------------   ------------
   Net Increase in Net Assets Resulting
      From Operations ...................    5,547,725     10,652,595      7,606,349     15,293,794     12,572,233     44,748,899
                                           -----------   ------------   ------------   ------------   ------------   ------------
Dividends and Distributions to
   Shareholders:
   Net Investment Income:
      Fiduciary Shares ..................     (616,152)      (668,420)       (88,008)      (793,194)            --             --
      Class A Shares ....................      (23,617)       (24,627)            --       (159,002)            --             --
      Class B Shares ....................          (45)          (621)            --             --             --             --
      Class C Shares ....................       (1,224)        (1,319)            --        (10,657)            --             --
      Class U Shares ....................           --             --             --             --             --             --
   Capital Gains:
      Fiduciary Shares ..................           --             --             --             --             --             --
      Class A Shares ....................           --             --             --             --             --             --
      Class B Shares ....................           --             --             --             --             --             --
      Class C Shares ....................           --             --             --             --             --             --
                                           -----------   ------------   ------------   ------------   ------------   ------------
         Total Dividends and
            Distributions ...............     (641,038)      (694,987)       (88,008)      (962,853)            --             --
                                           -----------   ------------   ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets
      From:
      Share Transactions (1) ............    1,315,815    (11,961,278)   (13,003,285)   (22,096,558)   (26,282,979)   (21,125,211)
      Redemption Fees (Note 2) ..........           --             --             --             --             --             --
                                           -----------   ------------   ------------   ------------   ------------   ------------
         Total Increase (Decrease) in Net
            Assets ......................    6,222,502     (2,003,670)    (5,484,944)    (7,765,617)   (13,710,746)    23,623,688
                                           -----------   ------------   ------------   ------------   ------------   ------------
Net Assets:
   Beginning of Year ....................   57,121,975     59,125,645     78,570,051     86,335,668    206,770,704    183,147,016
                                           -----------   ------------   ------------   ------------   ------------   ------------
   End of Year ..........................  $63,344,477   $ 57,121,975   $ 73,085,107   $ 78,570,051   $193,059,958   $206,770,704
                                           ===========   ============   ============   ============   ============   ============
Undistributed Net Investment
   Income/(Accumulated Net Investment
   Loss) ................................  $        --   $     10,804   $    244,543   $     87,672   $   (217,447)  $         --
                                           ===========   ============   ============   ============   ============   ============

Amounts designated as "--" are either not applicable or less than $1.00.

(1) For details on share transaction by class, see statements of changes in net assets -- capital stock activity on pages 128 - 137.

        The accompanying notes are an integral part of the financial statements.

124 HIGHMARK(R) FUNDS

                                                                      SMALL CAP CORE
                                                                           FUND                       VALUE FUND
                                                               ---------------------------   ---------------------------
                                                                   2012           2011           2012           2011
                                                               ------------   ------------   ------------   ------------
Investment Activities:
   Net Investment Income (Loss) .............................  $    (38,083)  $    (85,902)  $  4,338,449   $  3,728,139
   Net Realized Gain (Loss) on Investments, Affiliated Funds,
      Foreign Currency Transactions, Futures Contracts and
      Capital Gains Distributions Received ..................    (4,440,568)     4,957,295     20,874,722     25,675,541
   Change in Unrealized Appreciation (Depreciation) on
      Investments, Affiliated Funds, Foreign Currency
      Transactions and Futures Contracts ....................     6,612,990      2,539,022    (17,245,242)    28,857,353
                                                               ------------   ------------   ------------   ------------
   Net Increase in Net Assets Resulting From Operations .....     2,134,339      7,410,415      7,967,929     58,261,033
                                                               ------------   ------------   ------------   ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ......................................            --             --     (2,660,622)    (4,901,329)
      Class A Shares ........................................            --             --       (844,996)    (1,351,277)
      Class B Shares ........................................            --             --         (7,745)       (40,417)
      Class C Shares ........................................            --             --        (15,584)       (34,583)
      Class U Shares ........................................            --             --       (792,883)            --
   Capital Gains:
      Fiduciary Shares ......................................            --             --     (9,387,522)            --
      Class A Shares ........................................            --             --     (2,784,426)            --
      Class B Shares ........................................            --             --        (73,291)            --
      Class C Shares ........................................            --             --        (94,859)            --
                                                               ------------   ------------   ------------   ------------
         Total Dividends and Distributions ..................            --             --    (16,661,928)    (6,327,606)
                                                               ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (1) ................................    31,048,902     (3,435,221)    33,355,611    (47,550,109)
      Redemption Fees (Note 2) ..............................           118             63             --             --
                                                               ------------   ------------   ------------   ------------
         Total Increase (Decrease) in Net Assets ............    33,183,359      3,975,257     24,661,612      4,383,318
                                                               ------------   ------------   ------------   ------------
Net Assets:
   Beginning of Year ........................................    27,889,305     23,914,048    310,664,226    306,280,908
                                                               ------------   ------------   ------------   ------------
   End of Year ..............................................  $ 61,072,664   $ 27,889,305   $335,325,838   $310,664,226
                                                               ============   ============   ============   ============
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) .........................................         9,624   $         --   $      7,058   $     (3,755)
                                                               ============   ============   ============   ============

                                                                     TACTICAL CAPITAL             TACTICAL GROWTH &
                                                                    GROWTH ALLOCATION             INCOME ALLOCATION
                                                                           FUND                          FUND
                                                               ---------------------------   ---------------------------
                                                                   2012           2011           2012           2011
                                                               ------------   ------------   ------------   ------------
Investment Activities:
   Net Investment Income (Loss) .............................  $    264,627   $    213,303   $    548,802   $    427,577
   Net Realized Gain (Loss) on Investments, Affiliated Funds,
      Foreign Currency Transactions, Futures Contracts and
      Capital Gains Distributions Received ..................     2,343,514        406,698      4,628,928      2,684,792
   Change in Unrealized Appreciation (Depreciation) on
      Investments, Affiliated Funds, Foreign Currency
      Transactions and Futures Contracts ....................    (2,022,779)     6,162,702     (3,751,774)     3,027,599
                                                               ------------   ------------   ------------   ------------
   Net Increase in Net Assets Resulting From Operations .....       585,362      6,782,703      1,425,956      6,139,968
                                                               ------------   ------------   ------------   ------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ......................................        (6,832)        (1,522)       (15,952)        (4,986)
      Class A Shares ........................................      (243,112)      (200,051)      (429,290)      (341,717)
      Class B Shares ........................................            --             --             --             --
      Class C Shares ........................................       (48,261)        (5,745)      (146,408)       (98,550)
      Class U Shares ........................................            --             --             --             --
   Capital Gains:
      Fiduciary Shares ......................................            --             --             --             --
      Class A Shares ........................................            --             --             --             --
      Class B Shares ........................................            --             --             --             --
      Class C Shares ........................................            --             --             --             --
                                                               ------------   ------------   ------------   ------------
         Total Dividends and Distributions ..................      (298,205)      (207,318)      (591,650)      (445,253)
                                                               ------------   ------------   ------------   ------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (1) ................................     1,501,369     (2,204,054)     7,931,215      2,857,620
      Redemption Fees (Note 2) ..............................            --             --             --             --
                                                               ------------   ------------   ------------   ------------
         Total Increase (Decrease) in Net Assets ............     1,788,526      4,371,331      8,765,521      8,552,335
                                                               ------------   ------------   ------------   ------------
Net Assets:
   Beginning of Year ........................................    44,216,092     39,844,761     51,800,151     43,247,816
                                                               ------------   ------------   ------------   ------------
   End of Year ..............................................  $ 46,004,618   $ 44,216,092   $ 60,565,672   $ 51,800,151
                                                               ============   ============   ============   ============
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) .........................................  $    135,280   $     49,148   $    178,520   $     54,908
                                                               ============   ============   ============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 125

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                                                       CALIFORNIA INTERMEDIATE
                                                                              BOND FUND                  TAX-FREE BOND FUND
                                                                    -----------------------------   ----------------------------
                                                                         2012            2011           2012            2011
                                                                    -------------   -------------   ------------   -------------
Investment Activities:
   Net Investment Income (Loss) .................................   $  12,409,393   $  13,534,592   $  5,809,648   $   5,808,105
   Net Realized Gain (Loss) on Investments and Capital
      Gains Distributions Received ..............................       4,729,214       8,249,013       (114,404)       (115,747)
   Change in Unrealized Appreciation (Depreciation) on
      Investments ...............................................       9,109,333      (2,381,071)     9,391,099      (1,501,496)
                                                                    -------------   -------------   ------------   -------------
   Net Increase in Net Assets Resulting From Operations .........      26,247,940      19,402,534     15,086,343       4,190,862
                                                                    -------------   -------------   ------------   -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ..........................................     (11,255,126)    (12,484,462)    (3,385,518)     (3,238,236)
      Class A Shares ............................................      (1,199,266)     (1,053,646)    (1,939,756)     (2,059,561)
      Class B Shares ............................................          (5,968)        (28,497)          (353)         (5,440)
      Class C Shares ............................................        (311,057)       (208,572)      (560,659)       (419,488)
   Capital Gains:
      Fiduciary Shares ..........................................      (6,824,662)     (2,773,259)            --              --
      Class A Shares ............................................        (682,404)       (256,107)            --              --
      Class B Shares ............................................          (6,043)        (10,059)            --              --
      Class C Shares ............................................        (215,416)        (57,758)            --              --
                                                                    -------------   -------------   ------------   -------------
         Total Dividends and Distributions ......................     (20,499,942)    (16,872,360)    (5,886,286)     (5,722,725)
                                                                    -------------   -------------   ------------   -------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (2) ....................................       5,550,827       7,382,882     27,449,603      22,100,554
                                                                    -------------   -------------   ------------   -------------
         Total Increase (Decrease) in Net Assets ................      11,298,825       9,913,056     36,649,660      20,568,691
                                                                    -------------   -------------   ------------   -------------
Net Assets:
   Beginning of Year ............................................     374,691,521     364,778,465    224,582,006     204,013,315
                                                                    -------------   -------------   ------------   -------------
   End of Year ..................................................   $ 385,990,346   $ 374,691,521   $261,231,666   $ 224,582,006
                                                                    =============   =============   ============   =============
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) .............................................   $     230,500   $     229,716   $     42,639   $     113,140
                                                                    =============   =============   ============   =============

Amounts designated as "--" are either not applicable or less than $1.00.

(1)   The Fund began issuing Fiduciary Shares on August 3, 2010.

(2) For details on share transaction by class, see statements of changes in net assets -- capital stock activity on pages 128 - 137.

        The accompanying notes are an integral part of the financial statements.

126 HIGHMARK(R) FUNDS

                                                                        NATIONAL INTERMEDIATE             SHORT TERM BOND
                                                                          TAX-FREE BOND FUND                   FUND
                                                                    -----------------------------   ----------------------------
                                                                         2012            2011           2012          2011
                                                                    -------------   -------------   ------------   -------------
Investment Activities:
   Net Investment Income (Loss) .................................   $   2,756,110   $   2,972,472   $  2,594,573   $   2,615,279
   Net Realized Gain (Loss) on Investments and
     Capital Gains Distributions Received .......................         266,608              75        277,851         399,316
   Change in Unrealized Appreciation (Depreciation)
     on Investments .............................................       2,979,698        (744,306)       465,255        (250,248)
                                                                    -------------   -------------   ------------   -------------
   Net Increase in Net Assets Resulting From Operations .........       6,002,416       2,228,241      3,337,679       2,764,347
                                                                    -------------   -------------   ------------   -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ..........................................      (2,067,526)     (2,302,774)    (2,114,209)     (2,029,877)
      Class A Shares ............................................        (549,948)       (600,737)      (493,102)       (547,080)
      Class B Shares ............................................              --              --             --              --
      Class C Shares ............................................        (126,155)        (81,894)      (322,166)       (359,850)
   Capital Gains:
      Fiduciary Shares ..........................................              --         (11,297)            --              --
      Class A Shares ............................................              --          (3,232)            --              --
      Class B Shares ............................................              --              --             --              --
      Class C Shares ............................................              --            (490)            --              --
                                                                    -------------   -------------   ------------   -------------
         Total Dividends and Distributions ......................      (2,743,629)     (3,000,424)    (2,929,477)     (2,936,807)
                                                                    -------------   -------------   ------------   -------------
   Net Increase (Decrease) in Net Assets From:
      Share Transactions (2) ....................................     (10,838,286)      2,691,721     25,792,846      21,609,236
                                                                    -------------   -------------   ------------   -------------
         Total Increase (Decrease) in Net Assets ................      (7,579,499)      1,919,538     26,201,048      21,436,776
                                                                    -------------   -------------   ------------   -------------
Net Assets:
   Beginning of Year ............................................     107,737,771     105,818,233    132,705,094     111,268,318
                                                                    -------------   -------------   ------------   -------------
   End of Year ..................................................   $ 100,158,272   $ 107,737,771   $158,906,142   $ 132,705,094
                                                                    =============   =============   ============   =============
Undistributed Net Investment Income/(Accumulated Net
     Investment Loss) ...........................................   $      24,780   $      12,299   $      9,172   $      16,757
                                                                    =============   =============   ============   =============

                                                                              WISCONSIN
                                                                              TAX-EXEMPT
                                                                                 FUND
                                                                    -----------------------------
                                                                         2012          2011(1)
                                                                    -------------   -------------
Investment Activities:
   Net Investment Income (Loss) .................................   $   4,796,281   $   5,318,948
   Net Realized Gain (Loss) on Investments and
     Capital Gains Distributions Received .......................          60,134        (438,670)
   Change in Unrealized Appreciation (Depreciation)
     on Investments .............................................       7,262,822      (1,833,800)
                                                                    -------------   -------------
   Net Increase in Net Assets Resulting From Operations .........      12,119,237       3,046,478
                                                                    -------------   -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
      Fiduciary Shares ..........................................         (14,130)         (5,272)
      Class A Shares ............................................      (4,382,703)     (4,947,628)
      Class B Shares ............................................         (34,240)        (71,503)
      Class C Shares ............................................        (365,570)       (338,374)
  Capital Gains:
      Fiduciary Shares ..........................................              --            (158)
      Class A Shares ............................................              --        (166,152)
      Class B Shares ............................................              --          (3,169)
      Class C Shares ............................................              --         (12,982)
                                                                    -------------   -------------
         Total Dividends and Distributions ......................      (4,796,643)     (5,545,238)
                                                                    -------------   -------------
Net Increase (Decrease) in Net Assets From:
   Share Transactions (2) .......................................      15,308,659     (13,843,312)
                                                                    -------------   -------------
         Total Increase (Decrease) in Net Assets ................      22,631,253     (16,342,072)
                                                                    -------------   -------------
Net Assets:
   Beginning of Year ............................................     143,377,955     159,720,027
                                                                    -------------   -------------
   End of Year ..................................................   $ 166,009,208   $ 143,377,955
                                                                    =============   =============
Undistributed Net Investment Income/(Accumulated Net
   Investment Loss) .............................................   $      13,463   $      13,825
                                                                    =============   =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 127

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEARS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                             BALANCED FUND
                                                          ---------------------------------------------------
                                                                    2012                       2011
                                                            SHARES       DOLLARS       SHARES       DOLLARS
                                                          ---------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................      190,942   $ 2,671,930      174,457   $ 2,406,987
      Reinvestment of Dividends and
         Distributions ................................       15,602       218,622       21,931       299,089
      Cost of Shares Redeemed .........................     (427,640)   (5,933,412)    (282,838)   (3,856,590)
                                                          ----------   -----------   ----------   -----------
         Total Fiduciary Share Transactions ...........     (221,096)   (3,042,860)     (86,450)   (1,150,514)
                                                          ----------   -----------   ----------   -----------
   Class A Shares:
      Proceeds from Shares Issued .....................       86,347     1,229,925       79,620     1,101,253
      Reinvestment of Dividends and
         Distributions ................................        4,185        58,737        5,716        77,812
      Cost of Shares Redeemed .........................     (110,783)   (1,548,172)     (80,459)   (1,098,427)
                                                          ----------   -----------   ----------   -----------
         Total Class A Share Transactions .............      (20,251)     (259,510)       4,877        80,638
                                                          ----------   -----------   ----------   -----------
   Class B Shares:
      Proceeds from Shares Issued .....................           --            --        1,390        19,259
      Reinvestment of Dividends and
         Distributions ................................           16           221          222         3,002
      Cost of Shares Redeemed .........................       (6,816)      (93,405)     (28,578)     (395,314)
                                                          ----------   -----------   ----------   -----------
         Total Class B Share Transactions .............       (6,800)      (93,184)     (26,966)     (373,053)
                                                          ----------   -----------   ----------   -----------
   Class C Shares:
      Proceeds from Shares Issued .....................       37,322       537,001       23,965       319,781
      Reinvestment of Dividends and
         Distributions ................................          271         3,875          454         6,154
      Cost of Shares Redeemed .........................      (10,879)     (145,435)      (3,536)      (48,276)
                                                          ----------   -----------   ----------   -----------
         Total Class C Share Transactions .............       26,714       395,441       20,883       277,659
                                                          ----------   -----------   ----------   -----------
   Class M Shares:
      Proceeds from Shares Issued .....................           --            --           --            --
      Reinvestment of Dividends .......................           --            --           --            --
      Cost of Shares Redeemed .........................           --            --           --            --
                                                          ----------   -----------   ----------   -----------
         Total Class M Share Transactions .............           --            --           --            --
                                                          ----------   -----------   ----------   -----------
      Net Increase (Decrease) from Capital
         Stock Activity ...............................     (221,433)  $(3,000,113)     (87,656)  $(1,165,270)
                                                          ==========   ===========   ==========   ===========

                                                                            COGNITIVE VALUE FUND
                                                          -----------------------------------------------------
                                                                    2012                        2011
                                                            SHARES        DOLLARS       SHARES        DOLLARS
                                                          -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................      293,310   $  3,109,031      275,045   $  3,060,849
      Reinvestment of Dividends and
         Distributions ................................        3,314         34,435          983         10,639
      Cost of Shares Redeemed .........................     (297,232)    (3,280,154)     (72,900)      (805,243)
                                                          ----------   ------------   ----------   ------------
         Total Fiduciary Share Transactions ...........         (608)      (136,688)     203,128      2,266,245
                                                          ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued .....................       17,477        191,503       58,672        623,737
      Reinvestment of Dividends and
         Distributions ................................          260          2,717          834          9,046
      Cost of Shares Redeemed .........................      (47,641)      (512,563)     (45,806)      (492,114)
                                                          ----------   ------------   ----------   ------------
         Total Class A Share Transactions .............      (29,904)      (318,343)      13,700        140,669
                                                          ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued .....................           --             --           --             --
      Reinvestment of Dividends and
         Distributions ................................           --             --           --             --
      Cost of Shares Redeemed .........................           --             --           --             --
                                                          ----------   ------------   ----------   ------------
         Total Class B Share Transactions .............           --             --           --             --
                                                          ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued .....................        5,944         62,849       32,385        350,167
      Reinvestment of Dividends and
         Distributions ................................           --             --          116          1,231
      Cost of Shares Redeemed .........................      (20,034)      (204,335)     (38,890)      (414,758)
                                                          ----------   ------------   ----------   ------------
         Total Class C Share Transactions .............      (14,090)      (141,486)      (6,389)       (63,360)
                                                          ----------   ------------   ----------   ------------
   Class M Shares:
      Proceeds from Shares Issued .....................      459,343      4,916,768    1,057,545     10,575,434
      Reinvestment of Dividends .......................       61,733        641,409       84,977        919,625
      Cost of Shares Redeemed .........................   (1,533,137)   (16,391,443)  (1,018,124)   (11,125,117)
                                                          ----------   ------------   ----------   ------------
         Total Class M Share Transactions .............   (1,012,061)   (10,833,266)     124,398        369,942
                                                          ----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital
         Stock Activity ...............................   (1,056,663)  $(11,429,783)     334,837   $  2,713,496
                                                          ==========   ============   ==========   ============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

128 HIGHMARK(R) FUNDS

                                                                           ENHANCED GROWTH FUND
                                                          -----------------------------------------------------
                                                                    2012                       2011
                                                            SHARES        DOLLARS       SHARES        DOLLARS
                                                          -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................      147,507   $  1,641,786      169,363   $  1,844,966
      Reinvestment of Dividends and
         Distributions ................................           --             --           --             --
      Cost of Shares Redeemed .........................      (90,489)      (985,585)    (174,741)    (1,840,560)
                                                          ----------   ------------   ----------   ------------
         Total Fiduciary Share Transactions ...........       57,018        656,201       (5,378)         4,406
                                                          ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued .....................       48,349        510,437      130,470      1,430,829
      Reinvestment of Dividends and
         Distributions ................................           --             --           --             --
      Cost of Shares Redeemed .........................     (107,195)    (1,193,110)    (202,217)    (2,058,081)
                                                          ----------   ------------   ----------   ------------
         Total Class A Share Transactions .............      (58,846)      (682,673)     (71,747)      (627,252)
                                                          ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued .....................           --             --           --             --
      Reinvestment of Dividends and
         Distributions ................................           --             --           --             --
      Cost of Shares Redeemed .........................           --             --           --             --
                                                          ----------   ------------   ----------   ------------
         Total Class B Share Transactions .............           --             --           --             --
                                                          ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued .....................           18            173       13,856        151,321
      Reinvestment of Dividends and
         Distributions ................................           --             --           --             --
      Cost of Shares Redeemed .........................      (14,853)      (156,819)      (8,677)       (94,826)
                                                          ----------   ------------   ----------   ------------
         Total Class C Share Transactions .............      (14,835)      (156,646)       5,179         56,495
                                                          ----------   ------------   ----------   ------------
   Class M Shares:
      Proceeds from Shares Issued .....................      429,850      4,687,492    1,468,918     14,555,580
      Reinvestment of Dividends .......................           --             --           --             --
      Cost of Shares Redeemed .........................   (1,648,432)   (18,011,367)    (777,133)    (8,449,262)
                                                          ----------   ------------   ----------   ------------
         Total Class M Share Transactions .............   (1,218,582)   (13,323,875)     691,785      6,106,318
                                                          ----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital
         Stock Activity ...............................   (1,235,245)  $(13,506,993)     619,839   $  5,539,967
                                                          ==========   ============   ==========   ============

                                                                           EQUITY INCOME FUND
                                                          -----------------------------------------------------
                                                                    2012                        2011
                                                            SHARES        DOLLARS       SHARES        DOLLARS
                                                          -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................      436,687   $  4,037,140      620,012   $  5,645,421
      Reinvestment of Dividends and
         Distributions ................................       19,810        184,890        9,680         89,163
      Cost of Shares Redeemed .........................     (389,890)    (3,720,868)     (30,039)      (273,584)
                                                          ----------   ------------   ----------   ------------
         Total Fiduciary Share Transactions ...........       66,607        501,162      599,653      5,461,000
                                                          ----------   ------------   ----------   ------------
   Class A Shares:
      Proceeds from Shares Issued .....................      288,715      2,627,642      113,305      1,038,229
      Reinvestment of Dividends and
         Distributions ................................       23,655        220,242       30,663        269,203
      Cost of Shares Redeemed .........................     (183,126)    (1,692,180)    (400,198)    (3,486,854)
                                                          ----------   ------------   ----------   ------------
         Total Class A Share Transactions .............      129,244      1,155,704     (256,230)    (2,179,422)
                                                          ----------   ------------   ----------   ------------
   Class B Shares:
      Proceeds from Shares Issued .....................        5,859         51,234          447          3,842
      Reinvestment of Dividends and
         Distributions ................................        2,672         24,792        4,537         39,939
      Cost of Shares Redeemed .........................      (53,474)      (500,032)     (63,428)      (568,898)
                                                          ----------   ------------   ----------   ------------
         Total Class B Share Transactions .............      (44,943)      (424,006)     (58,444)      (525,117)
                                                          ----------   ------------   ----------   ------------
   Class C Shares:
      Proceeds from Shares Issued .....................       49,018        451,198       32,010        294,463
      Reinvestment of Dividends and
         Distributions ................................        4,646         43,004        5,698         49,855
      Cost of Shares Redeemed .........................      (54,364)      (523,385)     (51,059)      (446,272)
                                                          ----------   ------------   ----------   ------------
         Total Class C Share Transactions .............         (700)       (29,183)     (13,351)      (101,954)
                                                          ----------   ------------   ----------   ------------
   Class M Shares:
      Proceeds from Shares Issued .....................           --             --           --             --
      Reinvestment of Dividends .......................           --             --           --             --
      Cost of Shares Redeemed .........................           --             --           --             --
                                                          ----------   ------------   ----------   ------------
         Total Class M Share Transactions .............           --             --           --             --
                                                          ----------   ------------   ----------   ------------
      Net Increase (Decrease) from Capital
         Stock Activity ...............................      150,208   $  1,203,677      271,628   $  2,654,507
                                                          ==========   ============   ==========   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 129

STATEMENTS OF CHANGES IN NET ASSETS -
CAPITAL STOCK ACTIVITY
FOR THE YEARS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                                      GENEVA MID CAP GROWTH FUND
                                                                         ---------------------------------------------------------
                                                                                   2012                          2011
                                                                            SHARES        DOLLARS         SHARES        DOLLARS
                                                                         ---------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares Issued ......................................   11,476,172   $ 269,452,620     9,147,106   $ 210,427,421
     Subscriptions from Reorganizations Fiduciary Class (Note 8) ......           --              --            --              --
     Reinvestment of Dividends and Distributions ......................      178,714       4,094,335         2,022          44,653
     Cost of Shares Redeemed ..........................................   (2,683,801)    (62,511,731)     (798,702)    (18,347,466)
                                                                         -----------   -------------   -----------   -------------
       Total Fiduciary Share Transactions .............................    8,971,085     211,035,224     8,350,426     192,124,608
                                                                         -----------   -------------   -----------   -------------
   Class A Shares:
     Proceeds from Shares Issued ......................................    9,618,234     223,703,756     3,740,041      82,372,045
     Subscriptions from Reorganizations Class A (Note 8) ..............           --              --            --              --
     Reinvestment of Dividends and Distributions ......................      166,619       3,788,913        11,340         249,371
     Cost of Shares Redeemed ..........................................   (3,517,152)    (81,682,821)   (4,997,597)   (110,875,703)
                                                                         -----------   -------------   -----------   -------------
       Total Class A Share Transactions ...............................    6,267,701     145,809,848    (1,246,216)    (28,254,287)
                                                                         -----------   -------------   -----------   -------------
   Class B Shares:
     Proceeds from Shares Issued ......................................        1,205          24,684         6,269         130,443
     Reinvestment of Dividends and Distributions ......................        4,123          85,131           358           7,211
     Cost of Shares Redeemed ..........................................     (105,553)     (2,200,757)     (114,894)     (2,240,830)
                                                                         -----------   -------------   -----------   -------------
       Total Class B Share Transactions ...............................     (100,225)     (2,090,942)     (108,267)     (2,103,176)
                                                                         -----------   -------------   -----------   -------------
   Class C Shares:
     Proceeds from Shares Issued ......................................    1,817,992      39,561,022       560,886      11,614,224
     Subscriptions from Reorganizations Class C (Note 8) ..............           --              --            --              --
     Reinvestment of Dividends and Distributions ......................       34,877         728,924         1,588          32,328
     Cost of Shares Redeemed ..........................................     (249,142)     (5,302,698)     (143,411)     (2,845,899)
                                                                         -----------   -------------   -----------   -------------
       Total Class C Share Transactions ...............................    1,603,727      34,987,248       419,063       8,800,653
                                                                         -----------   -------------   -----------   -------------
   Class M Shares:
     Proceeds from Shares Issued ......................................           --              --            --              --
     Reinvestment of Dividends ........................................           --              --            --              --
     Cost of Shares Redeemed ..........................................           --              --            --              --
                                                                         -----------   -------------   -----------   -------------
       Total Class M Share Transactions ...............................           --              --            --              --
                                                                         -----------   -------------   -----------   -------------
     Net Increase (Decrease) from Capital Stock Activity ..............   16,742,288   $ 389,741,378     7,415,006   $ 170,567,798
                                                                         ===========   =============   ===========   =============

                                                                                        GENEVA SMALL CAP GROWTH FUND
                                                                         ---------------------------------------------------------
                                                                                    2012                          2011
                                                                            SHARES       DOLLARS         SHARES         DOLLARS
                                                                         ---------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares Issued ......................................      469,180   $  14,337,205       209,987   $   6,295,748
     Subscriptions from Reorganizations Fiduciary Class (Note 8) ......           --              --            --              --
     Reinvestment of Dividends and Distributions ......................       14,118         426,935         7,629         229,808
     Cost of Shares Redeemed ..........................................      (83,072)     (2,467,799)      (71,317)     (2,238,124)
                                                                         -----------   -------------   -----------   -------------
       Total Fiduciary Share Transactions .............................      400,226      12,296,341       146,299       4,287,432
                                                                         -----------   -------------   -----------   -------------
   Class A Shares:
     Proceeds from Shares Issued ......................................      165,961       5,087,750       173,388       5,373,313
     Subscriptions from Reorganizations Class A (Note 8) ..............           --              --            --              --
     Reinvestment of Dividends and Distributions ......................        8,796         264,220         5,285         158,544
     Cost of Shares Redeemed ..........................................     (149,863)     (4,599,642)      (19,142)       (593,879)
                                                                         -----------   -------------   -----------   -------------
       Total Class A Share Transactions ...............................       24,894         752,328       159,531       4,937,978
                                                                         -----------   -------------   -----------   -------------
   Class B Shares:
     Proceeds from Shares Issued ......................................           --              --            --              --
     Reinvestment of Dividends and Distributions ......................           --              --            --              --
     Cost of Shares Redeemed ..........................................           --              --            --              --
                                                                         -----------   -------------   -----------   -------------
       Total Class B Share Transactions ...............................           --              --            --              --
                                                                         -----------   -------------   -----------   -------------
   Class C Shares:
     Proceeds from Shares Issued ......................................       64,560       1,939,575        63,155       1,953,328
     Subscriptions from Reorganizations Class C (Note 8) ..............           --              --            --              --
     Reinvestment of Dividends and Distributions ......................        2,625          77,680           465          13,819
     Cost of Shares Redeemed ..........................................      (13,753)       (397,822)       (4,367)       (135,113)
                                                                         -----------   -------------   -----------   -------------
       Total Class C Share Transactions ...............................       53,432       1,619,433        59,253       1,832,034
                                                                         -----------   -------------   -----------   -------------
   Class M Shares:
     Proceeds from Shares Issued ......................................           --              --            --              --
     Reinvestment of Dividends ........................................           --              --            --              --
     Cost of Shares Redeemed ..........................................           --              --            --              --
                                                                         -----------   -------------   -----------   -------------
       Total Class M Share Transactions ...............................           --              --            --              --
                                                                         -----------   -------------   -----------   -------------
     Net Increase (Decrease) from Capital Stock Activity ..............      478,552   $  14,668,102       365,083   $  11,057,444
                                                                         ===========   =============   ===========   =============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

130 HIGHMARK(R) FUNDS

                                                                                    INTERNATIONAL OPPORTUNITIES FUND
                                                                         ---------------------------------------------------------
                                                                                    2012                       2011
                                                                            SHARES       DOLLARS         SHARES         DOLLARS
                                                                         ---------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares Issued ......................................    2,205,434   $  13,789,137     2,921,932   $  21,283,106
     Subscriptions from Reorganizations Fiduciary Class (Note 8) ......           --              --            --              --
     Reinvestment of Dividends and Distributions ......................      184,054       1,041,747       107,779         758,762
     Cost of Shares Redeemed ..........................................   (4,814,728)    (29,682,060)   (3,062,608)    (22,011,828)
                                                                         -----------   -------------   -----------   -------------
       Total Fiduciary Share Transactions .............................   (2,425,240)    (14,851,176)      (32,897)         30,040
                                                                         -----------   -------------   -----------   -------------
   Class A Shares:
     Proceeds from Shares Issued ......................................       81,427         499,120       217,725       1,543,650
     Subscriptions from Reorganizations Class A (Note 8) ..............           --              --            --              --
     Reinvestment of Dividends and Distributions ......................       15,497          88,021        14,522         102,237
     Cost of Shares Redeemed ..........................................     (248,818)     (1,568,759)     (611,967)     (4,396,489)
                                                                         -----------   -------------   -----------   -------------
       Total Class A Share Transactions ...............................     (151,894)       (981,618)     (379,720)     (2,750,602)
                                                                         -----------   -------------   -----------   -------------
   Class B Shares:
     Proceeds from Shares Issued ......................................           --              --            --              --
     Reinvestment of Dividends and Distributions ......................           --              --            --              --
     Cost of Shares Redeemed ..........................................           --              --            --              --
                                                                         -----------   -------------   -----------   -------------
       Total Class B Share Transactions ...............................           --              --            --              --
                                                                         -----------   -------------   -----------   -------------
   Class C Shares:
     Proceeds from Shares Issued ......................................        5,933          36,315        48,871         339,457
     Subscriptions from Reorganizations Class C (Note 8) ..............           --              --            --              --
     Reinvestment of Dividends and Distributions ......................        3,834          21,698         3,296          23,042
     Cost of Shares Redeemed ..........................................     (130,335)       (787,963)      (57,186)       (409,953)
                                                                         -----------   -------------   -----------   -------------
       Total Class C Share Transactions ...............................     (120,568)       (729,950)       (5,019)        (47,454)
                                                                         -----------   -------------   -----------   -------------
   Class M Shares:
     Proceeds from Shares Issued ......................................    1,252,318       7,850,315     1,331,063       9,688,116
     Reinvestment of Dividends ........................................      545,684       3,088,570       325,121       2,288,850
     Cost of Shares Redeemed ..........................................   (2,277,084)    (14,348,721)   (2,492,008)    (17,790,499)
                                                                         -----------   -------------   -----------   -------------
       Total Class M Share Transactions ...............................     (479,082)     (3,409,836)     (835,824)     (5,813,533)
                                                                         -----------   -------------   -----------   -------------
     Net Increase (Decrease) from Capital Stock Activity ..............   (3,176,784)  $ (19,972,580)   (1,253,460)  $  (8,581,549)
                                                                         ===========   =============   ===========   =============

                                                                                        LARGE CAP CORE EQUITY FUND
                                                                         ---------------------------------------------------------
                                                                                    2012                       2011
                                                                            SHARES       DOLLARS         SHARES         DOLLARS
                                                                         ---------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares Issued ......................................      719,970   $   6,355,422       764,345   $   6,325,393
     Subscriptions from Reorganizations Fiduciary Class (Note 8) ......    1,836,177      15,503,279            --              --
     Reinvestment of Dividends and Distributions ......................       27,526         232,776        33,012         267,792
     Cost of Shares Redeemed ..........................................   (2,445,550)    (20,988,863)   (2,186,481)    (18,173,729)
                                                                         -----------   -------------   -----------   -------------
       Total Fiduciary Share Transactions .............................      138,123       1,102,614    (1,389,124)    (11,580,544)
                                                                         -----------   -------------   -----------   -------------
   Class A Shares:
     Proceeds from Shares Issued ......................................       76,374         668,492        72,209         611,978
     Subscriptions from Reorganizations Class A (Note 8) ..............        4,544          38,269            --              --
     Reinvestment of Dividends and Distributions ......................        2,679          22,525         2,842          23,172
     Cost of Shares Redeemed ..........................................      (55,125)       (474,549)      (83,095)       (683,839)
                                                                         -----------   -------------   -----------   -------------
       Total Class A Share Transactions ...............................       28,472         254,737        (8,044)        (48,689)
                                                                         -----------   -------------   -----------   -------------
   Class B Shares:
     Proceeds from Shares Issued ......................................           --              --         5,376          44,031
     Reinvestment of Dividends and Distributions ......................            6              45            78             621
     Cost of Shares Redeemed ..........................................      (10,326)        (83,324)      (59,059)       (490,364)
                                                                         -----------   -------------   -----------   -------------
       Total Class B Share Transactions ...............................      (10,320)        (83,279)      (53,605)       (445,712)
                                                                         -----------   -------------   -----------   -------------
   Class C Shares:
     Proceeds from Shares Issued ......................................       71,442         584,104        21,758         167,546
     Subscriptions from Reorganizations Class C (Note 8) ..............        3,269          26,758            --              --
     Reinvestment of Dividends and Distributions ......................          102             757           114             918
     Cost of Shares Redeemed ..........................................      (66,596)       (569,876)       (7,026)        (54,797)
                                                                         -----------   -------------   -----------   -------------
       Total Class C Share Transactions ...............................        8,217          41,743        14,846         113,667
                                                                         -----------   -------------   -----------   -------------
   Class M Shares:
     Proceeds from Shares Issued ......................................           --              --            --              --
     Reinvestment of Dividends ........................................           --              --            --              --
     Cost of Shares Redeemed ..........................................           --              --            --              --
                                                                         -----------   -------------   -----------   -------------
       Total Class M Share Transactions ...............................           --              --            --              --
                                                                         -----------   -------------   -----------   -------------
     Net Increase (Decrease) from Capital Stock Activity ..............      164,492    $  1,315,815    (1,435,927)  $ (11,961,278)
                                                                         ===========   =============   ===========   =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 131

STATEMENTS OF CHANGES IN NET ASSETS -
CAPITAL STOCK ACTIVITY
FOR THE YEARS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                                           LARGE CAP GROWTH FUND
                                                                         ---------------------------------------------------------
                                                                                    2012                           2011
                                                                            SHARES        DOLLARS         SHARES        DOLLARS
                                                                         ---------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares Issued ......................................      749,226   $   7,591,441       977,734   $   9,511,489
     Subscriptions from Reorganizations Fiduciary Class (Note 8) ......           --              --            --              --
     Reinvestment of Dividends and Distributions ......................        4,957          47,937        44,280         446,785
     Cost of Shares Redeemed ..........................................   (1,666,855)    (17,309,065)   (2,293,189)    (23,232,239)
                                                                         -----------   -------------   -----------   -------------
       Total Fiduciary Share Transactions .............................     (912,672)     (9,669,687)   (1,271,175)    (13,273,965)
                                                                         -----------   -------------   -----------   -------------
   Class A Shares:
     Proceeds from Shares Issued ......................................      149,183       1,494,200       209,610       2,085,029
     Subscriptions from Reorganizations Class A (Note 8) ..............           --              --            --              --
     Reinvestment of Dividends and Distributions ......................           --              --        14,810         146,913
     Cost of Shares Redeemed ..........................................     (302,056)     (3,057,274)     (882,030)     (8,436,350)
                                                                         -----------   -------------   -----------   -------------
       Total Class A Share Transactions ...............................     (152,873)     (1,563,074)     (657,610)     (6,204,408)
                                                                         -----------   -------------   -----------   -------------
   Class B Shares:
     Proceeds from Shares Issued ......................................        1,326          12,429           407           3,907
     Subscriptions from Reorganizations Class B (Note 8) ..............           --              --            --              --
     Reinvestment of Dividends and Distributions ......................           --              --            --              --
     Cost of Shares Redeemed ..........................................     (136,345)     (1,273,568)     (189,171)     (1,749,901)
                                                                         -----------   -------------   -----------   -------------
       Total Class B Share Transactions ...............................     (135,019)     (1,261,139)     (188,764)     (1,745,994)
                                                                         -----------   -------------   -----------   -------------
   Class C Shares:
     Proceeds from Shares Issued ......................................        9,066          85,784        24,388         233,921
     Subscriptions from Reorganizations Class C (Note 8) ..............           --              --            --              --
     Reinvestment of Dividends and Distributions ......................           --              --         1,093          10,102
     Cost of Shares Redeemed ..........................................      (59,796)       (595,169)     (125,833)     (1,116,214)
                                                                         -----------   -------------   -----------   -------------
       Total Class C Share Transactions ...............................      (50,730)       (509,385)     (100,352)       (872,191)
                                                                         -----------   -------------   -----------   -------------
   Class U Shares:
     Proceeds from Shares Issued ......................................           --              --            --              --
     Reinvestment of Dividends and Distributions ......................           --              --            --              --
     Cost of Shares Redeemed ..........................................           --              --            --              --
                                                                         -----------   -------------   -----------   -------------
       Total Class U Share Transactions ...............................           --              --            --              --
                                                                         -----------   -------------   -----------   -------------
     Net Increase (Decrease) from Capital Stock Activity ..............   (1,251,294)  $ (13,003,285)   (2,217,901)  $ (22,096,558)
                                                                         ===========   =============   ===========   =============

                                                                                     NYSE ARCA TECH 100 INDEX FUND
                                                                         ---------------------------------------------------------
                                                                                    2012                         2011
                                                                            SHARES        DOLLARS        SHARES         DOLLARS
                                                                         ---------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares Issued ......................................      205,295   $   6,543,657       221,631   $   6,946,480
     Subscriptions from Reorganizations Fiduciary Class (Note 8) ......           --              --            --              --
     Reinvestment of Dividends and Distributions ......................           --              --            --              --
     Cost of Shares Redeemed ..........................................     (172,211)     (5,963,096)      (48,071)     (1,569,230)
                                                                         -----------   -------------   -----------   -------------
       Total Fiduciary Share Transactions .............................       33,084         580,561       173,560       5,377,250
                                                                         -----------   -------------   -----------   -------------
   Class A Shares:
     Proceeds from Shares Issued ......................................      941,982      30,839,608     1,164,336      35,997,236
     Subscriptions from Reorganizations Class A (Note 8) ..............           --              --            --              --
     Reinvestment of Dividends and Distributions ......................           --              --            --              --
     Cost of Shares Redeemed ..........................................   (1,663,528)    (53,421,084)   (1,809,690)    (55,819,075)
                                                                         -----------   -------------   -----------   -------------
       Total Class A Share Transactions ...............................     (721,546)    (22,581,476)     (645,354)    (19,821,839)
                                                                         -----------   -------------   -----------   -------------
   Class B Shares:
     Proceeds from Shares Issued ......................................           --              --         3,029          88,954
     Subscriptions from Reorganizations Class B (Note 8) ..............           --              --            --              --
     Reinvestment of Dividends and Distributions ......................           --              --            --              --
     Cost of Shares Redeemed ..........................................     (119,666)     (3,452,058)     (182,041)     (5,008,569)
                                                                         -----------   -------------   -----------   -------------
       Total Class B Share Transactions ...............................     (119,666)     (3,452,058)     (179,012)     (4,919,615)
                                                                         -----------   -------------   -----------   -------------
   Class C Shares:
     Proceeds from Shares Issued ......................................       27,160         840,483        36,553       1,045,906
     Subscriptions from Reorganizations Class C (Note 8) ..............           --              --            --              --
     Reinvestment of Dividends and Distributions ......................           --              --            --              --
     Cost of Shares Redeemed ..........................................      (55,196)     (1,670,489)     (104,785)     (2,806,913)
                                                                         -----------   -------------   -----------   -------------
       Total Class C Share Transactions ...............................      (28,036)       (830,006)      (68,232)     (1,761,007)
                                                                         -----------   -------------   -----------   -------------
   Class U Shares:
     Proceeds from Shares Issued ......................................           --              --            --              --
     Reinvestment of Dividends and Distributions ......................           --              --            --              --
     Cost of Shares Redeemed ..........................................           --              --            --              --
                                                                         -----------   -------------   -----------   -------------
       Total Class U Share Transactions ...............................           --              --            --              --
                                                                         -----------   -------------   -----------   -------------
     Net Increase (Decrease) from Capital Stock Activity ..............     (836,164)  $ (26,282,979)     (719,038)  $ (21,125,211)
                                                                         ===========   =============   ===========   =============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1)   The Fund began issuing Class U shares on January 4, 2012.

        The accompanying notes are an integral part of the financial statements.

132 HIGHMARK(R) FUNDS

                                                                                             SMALL CAP CORE FUND
                                                                         ---------------------------------------------------------
                                                                                       2012                     2011
                                                                            SHARES        DOLLARS        SHARES        DOLLARS
                                                                         ---------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares Issued .......... ...........................      434,992   $   7,667,113       264,971   $   4,880,502
     Subscriptions from Reorganizations Fiduciary Class (Note 8) ......    1,458,617      26,344,563            --              --
     Reinvestment of Dividends and Distributions ......................           --              --            --              --
     Cost of Shares Redeemed .............. ...........................     (888,418)    (16,068,947)     (473,170)     (8,581,732)
                                                                         -----------   -------------   -----------   -------------
       Total Fiduciary Share Transactions .............................    1,005,191      17,942,729      (208,199)     (3,701,230)
                                                                         -----------   -------------   -----------   -------------
   Class A Shares:
     Proceeds from Shares Issued ......................................       23,074         414,547        20,758         394,043
     Subscriptions from Reorganizations Class A (Note 8) ..............      663,271      11,877,890            --              --
     Reinvestment of Dividends and Distributions ......................           --              --            --              --
     Cost of Shares Redeemed ..........................................     (142,300)     (2,593,593)      (14,085)       (239,173)
                                                                         -----------   -------------   -----------   -------------
       Total Class A Share Transactions ...............................      544,045       9,698,844         6,673         154,870
                                                                         -----------   -------------   -----------   -------------
   Class B Shares:
     Proceeds from Shares Issued ......................................           --              --            --              --
     Subscriptions from Reorganizations Class B (Note 8) ..............           --              --            --              --
     Reinvestment of Dividends and Distributions ......................           --              --            --              --
     Cost of Shares Redeemed ..........................................           --              --            --              --
                                                                         -----------   -------------   -----------   -------------
       Total Class B Share Transactions ...............................           --              --            --              --
                                                                         -----------   -------------   -----------   -------------
   Class C Shares:
     Proceeds from Shares Issued ......................................          764          13,724         7,353         133,337
     Subscriptions from Reorganizations Class C (Note 8) ..............      232,398       4,059,148            --              --
     Reinvestment of Dividends and Distributions ......................           --              --            --              --
     Cost of Shares Redeemed ..........................................      (38,081)       (665,543)       (1,168)        (22,198)
                                                                         -----------   -------------   -----------   -------------
       Total Class C Share Transactions ...............................      195,081       3,407,329         6,185         111,139
                                                                         -----------   -------------   -----------   -------------
   Class U Shares:
     Proceeds from Shares Issued ......................................           --              --            --              --
     Reinvestment of Dividends and Distributions ......................           --              --            --              --
     Cost of Shares Redeemed ..........................................           --              --            --              --
                                                                         -----------   -------------   -----------   -------------
       Total Class U Share Transactions ...............................           --              --            --              --
                                                                         -----------   -------------   -----------   -------------
     Net Increase (Decrease) from Capital Stock Activity ..............    1,744,317   $  31,048,902      (195,341)  $  (3,435,221)
                                                                         ===========   =============   ===========   =============

                                                                                                VALUE FUND
                                                                         ---------------------------------------------------------
                                                                                      2012(1)                      2011
                                                                            SHARES        DOLLARS        SHARES         DOLLARS
                                                                         ---------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
     Proceeds from Shares Issued ......................................    1,415,703   $  21,074,280     2,267,702   $  34,910,783
     Subscriptions from Reorganizations Fiduciary Class (Note 8) ......    2,435,210      39,492,211            --              --
     Reinvestment of Dividends and Distributions ......................      767,380      11,148,663       258,336       3,903,824
     Cost of Shares Redeemed ..........................................   (9,845,388)   (147,601,190)   (4,663,578)    (71,093,569)
                                                                         -----------   -------------   -----------   -------------
       Total Fiduciary Share Transactions .............................   (5,227,095)    (75,886,036)   (2,137,540)    (32,278,962)
                                                                         -----------   -------------   -----------   -------------
   Class A Shares:
     Proceeds from Shares Issued ......................................      107,084       1,607,698       143,154       2,205,404
     Subscriptions from Reorganizations Class A (Note 8) ..............    1,177,892      19,050,615            --              --
     Reinvestment of Dividends and Distributions ......................      230,662       3,356,390        82,262       1,236,042
     Cost of Shares Redeemed ..........................................     (632,564)     (9,563,164)   (1,092,462)    (16,480,347)
                                                                         -----------   -------------   -----------   -------------
       Total Class A Share Transactions ...............................      883,074      14,451,539      (867,046)    (13,038,901)
                                                                         -----------   -------------   -----------   -------------
   Class B Shares:
     Proceeds from Shares Issued ......................................           39             775           527           8,020
     Subscriptions from Reorganizations Class B (Note 8) ..............       23,042         364,271            --              --
     Reinvestment of Dividends and Distributions ......................        5,049          71,422         2,627          38,127
     Cost of Shares Redeemed ..........................................      (93,133)     (1,368,207)     (120,433)     (1,814,414)
                                                                         -----------   -------------   -----------   -------------
       Total Class B Share Transactions ...............................      (65,003)       (931,739)     (117,279)     (1,768,267)
                                                                         -----------   -------------   -----------   -------------
   Class C Shares:
     Proceeds from Shares Issued ......................................        7,859         118,037        11,760         179,954
     Subscriptions from Reorganizations Class C (Note 8) ..............      126,909       1,996,965            --              --
     Reinvestment of Dividends and Distributions ......................        7,529         106,284         2,297          33,441
     Cost of Shares Redeemed ..........................................      (53,775)       (797,877)      (45,991)       (677,374)
                                                                         -----------   -------------   -----------   -------------
       Total Class C Share Transactions ...............................       88,522       1,423,409       (31,934)       (463,979)
                                                                         -----------   -------------   -----------   -------------
   Class U Shares:
     Proceeds from Shares Issued ......................................    6,903,343     102,880,404            --              --
     Reinvestment of Dividends and Distributions ......................       50,642         792,883            --              --
     Cost of Shares Redeemed ..........................................     (596,274)     (9,374,849)           --              --
                                                                         -----------   -------------   -----------   -------------
       Total Class U Share Transactions ...............................    6,357,711      94,298,438            --              --
                                                                         -----------   -------------   -----------   -------------
     Net Increase (Decrease) from Capital Stock Activity ..............    2,037,209   $  33,355,611    (3,153,799)  $ (47,550,109)
                                                                         ===========   =============   ===========   =============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 133

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEARS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                        TACTICAL CAPITAL GROWTH ALLOCATION FUND
                                                 -----------------------------------------------------
                                                            2012                        2011
                                                    SHARES       DOLLARS        SHARES       DOLLARS
                                                 -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ............         8,595   $   179,425         6,593   $   142,825
      Subscriptions from Reorganizations
         Fiduciary Class (Note 8) ............        21,079       435,876            --            --
      Reinvestment of Dividends and
         Distributions .......................           315         6,409            76         1,522
      Cost of Shares Redeemed ................        (3,875)      (77,229)       (7,134)     (140,759)
                                                 -----------   -----------   -----------   -----------
         Total Fiduciary Share
            Transactions .....................        26,114       544,481          (465)        3,588
                                                 -----------   -----------   -----------   -----------

   Class A Shares:
      Proceeds from Shares Issued ............        84,213     1,725,354       251,627     5,263,068
      Subscriptions from Reorganizations
         Class A (Note 8) ....................       152,654     3,154,388            --            --
      Reinvestment of Dividends and
         Distributions .......................        11,161       224,495         9,003       183,924
      Cost of Shares Redeemed ................      (328,176)   (6,772,765)     (331,912)   (6,838,965)
                                                 -----------   -----------   -----------   -----------
         Total Class A Share Transactions ....       (80,148)   (1,668,528)      (71,282)   (1,391,973)
                                                 -----------   -----------   -----------   -----------

   Class B Shares:
      Proceeds from Shares Issued ............            --            --            --            --
      Reinvestment of Dividends and
         Distributions .......................            --            --            --            --
      Cost of Shares Redeemed ................            --            --            --            --
                                                 -----------   -----------   -----------   -----------
         Total Class B Share Transactions ....            --            --            --            --
                                                 -----------   -----------   -----------   -----------

   Class C Shares:
      Proceeds from Shares Issued ............        97,258     2,004,740       132,589     2,737,277
      Subscriptions from Reorganizations
         Class C (Note 8) ....................       270,025     5,520,422            --            --
      Reinvestment of Dividends and
         Distributions .......................         2,214        44,166           246         5,097
      Cost of Shares Redeemed ................      (242,227)   (4,943,912)     (174,017)   (3,558,043)
                                                 -----------   -----------   -----------   -----------
         Total Class C Share Transactions ....       127,270     2,625,416       (41,182)     (815,669)
                                                 -----------   -----------   -----------   -----------
      Net Increase (Decrease) from Capital
         Stock Activity ......................        73,236   $ 1,501,369      (112,929)  $(2,204,054)
                                                 ===========   ===========   ===========   ===========

                                                        TACTICAL GROWTH & INCOME ALLOCATION FUND
                                                 -----------------------------------------------------
                                                            2012                        2011
                                                    SHARES       DOLLARS        SHARES       DOLLARS
                                                 -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ............        32,515   $   692,648        44,224   $   970,704
      Subscriptions from Reorganizations
         Fiduciary Class (Note 8) ............        17,234       365,388            --            --
      Reinvestment of Dividends and
         Distributions .......................           727        15,297           232         4,986
      Cost of Shares Redeemed ................       (66,446)   (1,385,918)       (3,642)      (73,705)
                                                 -----------   -----------   -----------   -----------
         Total Fiduciary Share
            Transactions .....................       (15,970)     (312,585)       40,814       901,985
                                                 -----------   -----------   -----------   -----------

   Class A Shares:
      Proceeds from Shares Issued ............       197,070     4,053,184       360,708     7,725,982
      Subscriptions from Reorganizations
         Class A (Note 8) ....................       362,847     7,665,765            --            --
      Reinvestment of Dividends and
         Distributions .......................        17,605       369,792        14,438       302,979
      Cost of Shares Redeemed ................      (426,998)   (8,965,530)     (333,709)   (7,039,957)
                                                 -----------   -----------   -----------   -----------
         Total Class A Share Transactions ....       150,524     3,123,211        41,437       989,004
                                                 -----------   -----------   -----------   -----------

   Class B Shares:
      Proceeds from Shares Issued ............            --            --            --            --
      Reinvestment of Dividends and
         Distributions .......................            --            --            --            --
      Cost of Shares Redeemed ................            --            --            --            --
                                                 -----------   -----------   -----------   -----------
         Total Class B Share Transactions ....            --            --            --            --
                                                 -----------   -----------   -----------   -----------

   Class C Shares:
      Proceeds from Shares Issued ............       135,012     2,830,934       214,856     4,531,850
      Subscriptions from Reorganizations
         Class C (Note 8) ....................       387,105     8,131,971            --            --
      Reinvestment of Dividends and
         Distributions .......................         6,462       134,372         4,390        91,216
      Cost of Shares Redeemed ................      (286,994)   (5,976,688)     (174,572)   (3,656,435)
                                                 -----------   -----------   -----------   -----------
         Total Class C Share Transactions ....       241,585     5,120,589        44,674       966,631
                                                 -----------   -----------   -----------   -----------
      Net Increase (Decrease) from Capital
         Stock Activity ......................       376,139   $ 7,931,215       126,925   $ 2,857,620
                                                 ===========   ===========   ===========   ===========

Amounts designated as " --" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

134 HIGHMARK(R) FUNDS

                                                                       BOND FUND
                                                 -----------------------------------------------------
                                                            2012                        2011
                                                    SHARES       DOLLARS        SHARES       DOLLARS
                                                 -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ............     4,839,535   $55,339,623     5,158,803   $58,522,672
      Subscriptions from Reorganizations
         Fiduciary Class (Note 8) ............            --            --            --            --
      Reinvestment of Dividends and
         Distributions .......................     1,141,202    12,920,986       875,197     9,885,466
      Cost of Shares Redeemed ................    (7,397,282)  (84,742,988)   (5,631,964)  (63,951,496)
                                                 -----------   -----------   -----------   -----------
         Total Fiduciary Share
            Transactions .....................    (1,416,545)  (16,482,379)      402,036     4,456,642
                                                 -----------   -----------   -----------   -----------

   Class A Shares:
      Proceeds from Shares Issued ............     1,753,421    19,643,229       802,116     8,984,591
      Subscriptions from Reorganizations
         Class A (Note 8) ....................            --            --            --            --
      Reinvestment of Dividends and
         Distributions .......................       133,793     1,491,921        85,104       946,795
      Cost of Shares Redeemed ................      (589,899)   (6,635,844)     (858,564)   (9,566,185)
                                                 -----------   -----------   -----------   -----------
         Total Class A Share Transactions ....     1,297,315    14,499,306        28,656       365,201
                                                 -----------   -----------   -----------   -----------

   Class B Shares:
      Proceeds from Shares Issued ............        14,300       160,520         7,967        89,327
      Reinvestment of Dividends and
         Distributions .......................           916        10,153         2,936        32,495
      Cost of Shares Redeemed ................       (25,125)     (279,879)     (102,344)   (1,138,194)
                                                 -----------   -----------   -----------   -----------
         Total Class B Share Transactions ....        (9,909)     (109,206)      (91,441)   (1,016,372)
                                                 -----------   -----------   -----------   -----------

   Class C Shares:
      Proceeds from Shares Issued ............       863,108     9,655,490       469,376     5,233,750
      Subscriptions from Reorganizations
         Class C (Note 8) ....................            --            --            --            --
      Reinvestment of Dividends and
         Distributions .......................        30,323       336,053        17,519       193,808
      Cost of Shares Redeemed ................      (210,105)   (2,348,437)     (167,258)   (1,850,147)
                                                 -----------   -----------   -----------   -----------
         Total Class C Share Transactions ....       683,326     7,643,106       319,637     3,577,411
                                                 -----------   -----------   -----------   -----------
      Net Increase (Decrease) from Capital
         Stock Activity ......................       554,187   $ 5,550,827     658,888 $     7,382,882
                                                 ===========   ===========   ===========   ===========

                                                       CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
                                                 -----------------------------------------------------
                                                            2012                        2011
                                                    SHARES       DOLLARS        SHARES       DOLLARS
                                                 -----------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ............     3,457,438   $36,064,795     4,254,632   $43,276,898
      Subscriptions from Reorganizations
         Fiduciary Class (Note 8) ............            --            --            --            --
      Reinvestment of Dividends and
         Distributions .......................       115,867     1,207,094       102,781     1,038,597
   Cost of Shares Redeemed ..................     (3,141,157)  (32,818,246)   (3,207,975)  (32,429,167)
                                                 -----------   -----------   -----------   -----------
      Total Fiduciary Share
         Transactions ........................       432,148     4,453,643     1,149,438    11,886,328
                                                 -----------   -----------   -----------   -----------

   Class A Shares:
      Proceeds from Shares Issued ............     3,986,762    41,437,996     4,953,242    49,999,762
      Subscriptions from Reorganizations
         Class A (Note 8) ....................            --            --            --            --
      Reinvestment of Dividends and
         Distributions .......................       120,544     1,249,936       134,368     1,352,065
      Cost of Shares Redeemed ................    (3,022,819)  (31,238,214)   (4,864,450)  (48,690,431)
                                                 -----------   -----------   -----------   -----------
         Total Class A Share Transactions ....     1,084,487    11,449,718       223,160     2,661,396
                                                 -----------   -----------   -----------   -----------

   Class B Shares:
      Proceeds from Shares Issued ............            --            --            12           122
      Reinvestment of Dividends and
         Distributions .......................            34           350           449         4,523
      Cost of Shares Redeemed ................        (9,313)      (96,406)      (53,577)     (542,096)
                                                 -----------   -----------   -----------   -----------
         Total Class B Share Transactions ....        (9,279)      (96,056)      (53,116)     (537,451)
                                                 -----------   -----------   -----------   -----------

   Class C Shares:
      Proceeds from Shares Issued ............     1,656,902    17,144,885     1,286,266    13,020,136
      Subscriptions from Reorganizations
         Class C (Note 8) ....................            --            --            --            --
      Reinvestment of Dividends and
         Distributions .......................        37,642       389,098        29,598       296,522
      Cost of Shares Redeemed ................      (570,149)   (5,891,685)     (522,817)   (5,226,377)
                                                 -----------   -----------   -----------   -----------
         Total Class C Share Transactions ....     1,124,395    11,642,298       793,047     8,090,281
                                                 -----------   -----------   -----------   -----------
      Net Increase (Decrease) from Capital
         Stock Activity ......................     2,631,751   $27,449,603     2,112,529   $22,100,554
                                                 ===========   ===========   ===========   ===========

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 135

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY
FOR THE YEARS ENDED JULY 31 (UNLESS OTHERWISE INDICATED)

                                                                                   NATIONAL INTERMEDIATE TAX-FREE BOND FUND
                                                                          ---------------------------------------------------------
                                                                                      2012                          2011
                                                                             SHARES        DOLLARS         SHARES         DOLLARS
                                                                          ---------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................................        980,697   $ 11,408,620      1,541,839   $ 17,607,549
      Reinvestment of Dividends and Distributions .....................         35,649        414,753         41,971        476,263
      Cost of Shares Redeemed .........................................     (1,793,092)   (20,877,538)    (1,656,828)   (18,753,751)
                                                                          ------------   ------------   ------------   ------------
         Total Fiduciary Share Transactions ...........................       (776,746)    (9,054,165)       (73,018)      (669,939)
                                                                          ------------   ------------   ------------   ------------
   Class A Shares:
      Proceeds from Shares Issued .....................................        495,526      5,774,713      1,183,836     13,475,764
      Reinvestment of Dividends and Distributions .....................         27,317        317,486         28,243        320,793
      Cost of Shares Redeemed .........................................       (986,425)   (11,520,396)    (1,085,272)   (12,249,809)
                                                                          ------------   ------------   ------------   ------------
         Total Class A Share Transactions .............................       (463,582)    (5,428,197)       126,807      1,546,748
                                                                          ------------   ------------   ------------   ------------
   Class B Shares:
      Proceeds from Shares Issued .....................................             --             --             --             --
      Reinvestment of Dividends and Distributions .....................             --             --             --             --
      Cost of Shares Redeemed .........................................             --             --             --             --
                                                                          ------------   ------------   ------------   ------------
         Total Class B Share Transactions .............................             --             --             --             --
                                                                          ------------   ------------   ------------   ------------
   Class C Shares:
      Proceeds from Shares Issued .....................................        432,763      5,043,075        232,773      2,662,240
      Reinvestment of Dividends and Distributions .....................          6,827         79,582          4,172         47,354
      Cost of Shares Redeemed .........................................       (126,756)    (1,478,581)       (78,750)      (894,682)
                                                                          ------------   ------------   ------------   ------------
         Total Class C Share Transactions .............................        312,834      3,644,076        158,195      1,814,912
                                                                          ------------   ------------   ------------   ------------
      Net Increase (Decrease) from Capital Stock Activity .............       (927,494)  $(10,838,286)       211,984   $  2,691,721
                                                                          ============   ============   ============   ============

Amounts designated as "--" are either $0 or have been rounded to $0.

(1)   The Fund began issuing Fiduciary Shares on August 3, 2010.

        The accompanying notes are an integral part of the financial statements.

136 HIGHMARK(R) FUNDS

                                                                                             SHORT TERM BOND FUND
                                                                          ---------------------------------------------------------
                                                                                      2012                          2011
                                                                             SHARES         DOLLARS        SHARES         DOLLARS
                                                                          ---------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................................      5,304,337   $ 53,415,374      4,176,814   $ 42,189,118
      Reinvestment of Dividends and Distributions .....................        105,759      1,063,159        124,196      1,252,459
      Cost of Shares Redeemed .........................................     (3,950,706)   (39,773,082)    (2,673,363)   (26,971,606)
                                                                          ------------   ------------   ------------   ------------
         Total Fiduciary Share Transactions ...........................      1,459,390     14,705,451      1,627,647     16,469,971
                                                                          ------------   ------------   ------------   ------------
   Class A Shares:
      Proceeds from Shares Issued .....................................      2,172,579     21,853,127      1,734,488     17,495,454
      Reinvestment of Dividends and Distributions .....................         40,264        404,419         39,008        392,879
      Cost of Shares Redeemed .........................................     (1,472,797)   (14,796,441)    (1,595,156)   (16,090,113)
                                                                          ------------   ------------   ------------   ------------
         Total Class A Share Transactions .............................        740,046      7,461,105        178,340      1,798,220
                                                                          ------------   ------------   ------------   ------------
   Class B Shares:
      Proceeds from Shares Issued .....................................             --             --             --             --
      Reinvestment of Dividends and Distributions .....................             --             --             --             --
      Cost of Shares Redeemed .........................................             --             --             --             --
                                                                          ------------   ------------   ------------   ------------
         Total Class B Share Transactions .............................             --             --             --             --
                                                                          ------------   ------------   ------------   ------------
   Class C Shares:
      Proceeds from Shares Issued .....................................      1,027,060     10,451,859      1,091,164     11,140,438
      Reinvestment of Dividends and Distributions .....................         22,220        225,818         24,988        254,743
      Cost of Shares Redeemed .........................................       (693,620)    (7,051,387)      (790,260)    (8,054,136)
                                                                          ------------   ------------   ------------   ------------
         Total Class C Share Transactions .............................        355,660      3,626,290        325,892      3,341,045
                                                                          ------------   ------------   ------------   ------------
      Net Increase (Decrease) from Capital Stock Activity .............      2,555,096   $ 25,792,846      2,131,879   $ 21,609,236
                                                                          ============   ============   ============   ============

                                                                                          WISCONSIN TAX-EXEMPT FUND
                                                                          ---------------------------------------------------------
                                                                                      2012                        2011(1)
                                                                             SHARES         DOLLARS        SHARES        DOLLARS
                                                                          ---------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued .....................................         41,898   $    450,400         28,157   $    295,583
      Reinvestment of Dividends and Distributions .....................            954         10,206            212          2,190
      Cost of Shares Redeemed .........................................         (5,192)       (55,055)        (1,211)       (12,075)
                                                                          ------------   ------------   ------------   ------------
         Total Fiduciary Share Transactions ...........................         37,660        405,551         27,158        285,698
                                                                          ------------   ------------   ------------   ------------
   Class A Shares:
      Proceeds from Shares Issued .....................................      1,556,370     16,608,846        881,822      9,177,740
      Reinvestment of Dividends and Distributions .....................        297,974      3,179,979        350,375      3,611,323
      Cost of Shares Redeemed .........................................       (930,516)    (9,912,519)    (2,625,569)   (27,023,594)
                                                                          ------------   ------------   ------------   ------------
         Total Class A Share Transactions .............................        923,828      9,876,306     (1,393,372)   (14,234,531)
                                                                          ------------   ------------   ------------   ------------
   Class B Shares:
      Proceeds from Shares Issued .....................................             --             --          3,434         35,993
      Reinvestment of Dividends and Distributions .....................          1,687         17,960          3,499         36,031
      Cost of Shares Redeemed .........................................       (106,909)    (1,132,232)       (80,178)      (820,873)
                                                                          ------------   ------------   ------------   ------------
         Total Class B Share Transactions .............................       (105,222)    (1,114,272)       (73,245)      (748,849)
                                                                          ------------   ------------   ------------   ------------
   Class C Shares:
      Proceeds from Shares Issued .....................................        712,767      7,625,728        328,526      3,420,852
      Reinvestment of Dividends and Distributions .....................         27,403        292,419         24,648        253,531
      Cost of Shares Redeemed .........................................       (167,070)    (1,777,073)      (274,258)    (2,820,013)
                                                                          ------------   ------------   ------------   ------------
         Total Class C Share Transactions .............................        573,100      6,141,074         78,916        854,370
                                                                          ------------   ------------   ------------   ------------
      Net Increase (Decrease) from Capital Stock Activity .............      1,429,366   $ 15,308,659     (1,360,543)  $(13,843,312)
                                                                          ============   ============   ============   ============

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 137

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

   FIDUCIARY SHARES
   2012                   $13.93       $ 0.190          $ 1.214        $ 1.404      $(0.184)    $    --      $(0.184)       $  --
   2011                    12.56         0.165            1.427          1.592       (0.222)         --       (0.222)          --
   2010                    11.31         0.223            1.197          1.420       (0.170)         --       (0.170)          --
   2009                    12.58         0.211           (1.273)~       (1.062)      (0.208)         --       (0.208)          --
   2008                    14.95         0.292           (1.141)        (0.849)      (0.285)     (1.236)      (1.521)          --

   CLASS A SHARES
   2012                   $13.90       $ 0.155          $ 1.214        $ 1.369      $(0.149)    $    --      $(0.149)       $  --
   2011                    12.53         0.131            1.430          1.561       (0.191)         --       (0.191)          --
   2010                    11.29         0.192            1.186          1.378       (0.138)         --       (0.138)          --
   2009                    12.56         0.185           (1.270)~       (1.085)      (0.185)         --       (0.185)          --
   2008                    14.92         0.256           (1.130)        (0.874)      (0.250)     (1.236)      (1.486)          --

   CLASS B SHARES
   2012                   $13.86       $ 0.069          $ 1.208        $ 1.277      $(0.057)    $    --      $(0.057)       $  --
   2011                    12.50         0.048            1.424          1.472       (0.112)         --       (0.112)          --
   2010                    11.25         0.118            1.188          1.306       (0.056)         --       (0.056)          --
   2009                    12.52         0.122           (1.267)~       (1.145)      (0.125)         --       (0.125)          --
   2008                    14.87         0.175           (1.123)        (0.948)      (0.166)     (1.236)      (1.402)          --

   CLASS C SHARES
   2012                   $13.81       $ 0.071          $ 1.206        $ 1.277      $(0.067)    $    --      $(0.067)       $  --
   2011                    12.46         0.049            1.418          1.467       (0.117)         --       (0.117)          --
   2010                    11.22         0.118            1.183          1.301       (0.061)         --       (0.061)          --
   2009                    12.49         0.121           (1.264)~       (1.143)      (0.127)         --       (0.127)          --
   2008                    14.85         0.171           (1.128)        (0.957)      (0.167)     (1.236)      (1.403)          --

--------------------
COGNITIVE VALUE FUND
--------------------

   FIDUCIARY SHARES
   2012                   $11.50       $ 0.060          $(0.001)       $ 0.059      $(0.099)    $    --      $(0.099)       $  --#
   2011                     9.36         0.093            2.187          2.280       (0.140)         --       (0.140)          --#
   2010                     7.87         0.058            1.503##        1.561       (0.071)         --       (0.071)          --#
   2009                    10.23         0.082           (2.354)        (2.272)      (0.088)         --       (0.088)          --#
   2008                    13.03         0.082           (1.405)        (1.323)      (0.097)     (1.380)      (1.477)          --#

   CLASS A SHARES
   2012                   $11.51       $ 0.025          $(0.006)       $ 0.019      $(0.049)    $    --      $(0.049)       $  --#
   2011                     9.37         0.065            2.194          2.259       (0.119)         --       (0.119)          --#
   2010                     7.89         0.030            1.501##        1.531       (0.051)         --       (0.051)          --#
   2009                    10.19         0.056           (2.341)        (2.285)      (0.015)         --       (0.015)          --#
   2008                    12.97         0.041           (1.390)        (1.349)      (0.051)     (1.380)      (1.431)          --#

   CLASS C SHARES
   2012                   $11.20       $(0.040)         $ 0.010        $(0.030)     $    --     $    --      $    --        $  --#
   2011                     9.11        (0.001)           2.122          2.121       (0.031)         --       (0.031)          --#
   2010                     7.68        (0.022)           1.473##        1.451       (0.021)         --       (0.021)          --#
   2009                    10.04         0.008           (2.316)        (2.308)      (0.052)         --       (0.052)          --#
   2008                    12.89        (0.029)          (1.380)        (1.409)      (0.061)     (1.380)      (1.441)          --#

   CLASS M SHARES
   2012                   $11.51       $ 0.069          $ 0.001        $ 0.070      $(0.110)    $    --      $(0.110)       $  --#
   2011                     9.37         0.108            2.182          2.290       (0.150)         --       (0.150)          --#
   2010                     7.87         0.065            1.508##        1.573       (0.073)         --       (0.073)          --#
   2009                    10.22         0.083           (2.345)        (2.262)      (0.088)         --       (0.088)          --#
   2008                    13.02         0.084           (1.407)        (1.323)      (0.097)     (1.380)      (1.477)          --#

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------
-------------
BALANCED FUND
-------------

   FIDUCIARY SHARES
   2012                   $15.15     10.19%     $  16,517      0.99%          1.63%           1.35%          46%
   2011                    13.93     12.72         18,267      0.99           1.54            1.21           50
   2010                    12.56     12.60         17,552      0.98           1.60            1.81           31
   2009                    11.31     (8.24)        16,799      0.97           1.56            2.01           48
   2008                    12.58     (6.52)        22,274      0.96           1.23            2.09           28

   CLASS A SHARES
   2012                   $15.12      9.94%     $   6,591      1.24%          1.88%           1.10%          46%
   2011                    13.90     12.50          6,341      1.24           1.79            0.96           50
   2010                    12.53     12.24          5,657      1.23           1.85            1.56           31
   2009                    11.29     (8.46)         4,516      1.22           1.81            1.76           48
   2008                    12.56     (6.69)         5,829      1.21           1.48            1.84           28

   CLASS B SHARES
   2012                   $15.08      9.23%     $      39      1.84%          2.38%           0.50%          46%
   2011                    13.86     11.80            130      1.84           2.29            0.36           50
   2010                    12.50     11.62            455      1.83           2.35            0.96           31
   2009                    11.25     (9.03)           544      1.82           2.31            1.16           48
   2008                    12.52     (7.21)         1,295      1.80           1.97            1.25           28

   CLASS C SHARES
   2012                   $15.02      9.27%     $   1,330      1.84%          2.38%           0.50%          46%
   2011                    13.81     11.80            854      1.84           2.29            0.36           50
   2010                    12.46     11.61            510      1.83           2.35            0.96           31
   2009                    11.22     (9.03)           333      1.82           2.31            1.16           48
   2008                    12.49     (7.29)           373      1.81           1.98            1.24           28

--------------------
COGNITIVE VALUE FUND
--------------------

   FIDUCIARY SHARES
   2012                   $11.46      0.60%     $   5,051      1.16%          1.35%           0.54%         268%
   2011                    11.50     24.32          5,075      1.21           1.33            0.86          216
   2010                     9.36     20.06##        2,230      1.13           1.33            0.66          152
   2009                     7.87    (22.10)         1,837      1.03           1.34            1.11          141
   2008                    10.23    (10.97)         2,294      1.01           1.28            0.75          109

   CLASS A SHARES
   2012                   $11.48      0.21%     $     616      1.47%          1.60%           0.23%         268%
   2011                    11.51     24.05            961      1.47           1.58            0.60          216
   2010                     9.37     19.60##          655      1.45           1.58            0.34          152
   2009                     7.89    (22.40)           333      1.40           1.59            0.74          141
   2008                    10.19    (11.22)           509      1.41           1.53            0.35          109

   CLASS C SHARES
   2012                   $11.17     (0.27)%    $     409      2.07%          2.10%          (0.37)%        268%
   2011                    11.20     23.30            568      2.07           2.08           (0.00)         216
   2010                     9.11     18.92##          520      2.05           2.08           (0.26)         152
   2009                     7.68    (22.92)           413      2.02           2.09            0.12          141
   2008                    10.04    (11.81)            50      2.02           2.05           (0.27)         109

   CLASS M SHARES
   2012                   $11.47      0.71%     $  75,990      1.07%          1.10%           0.63%         268%
   2011                    11.51     24.54         87,921      1.07           1.08            1.00          216
   2010                     9.37     20.08##       70,390      1.05           1.08            0.74          152
   2009                     7.87    (22.02)        67,711      1.02           1.09            1.12          141
   2008                    10.22    (10.98)        91,371      1.01           1.03            0.75          109

        The accompanying notes are an integral part of the financial statements.

138 HIGHMARK(R) FUNDS

                                                                                     DIVIDENDS AND
                                       INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                  -------------------------------                --------------------
                         NET
                        ASSET                        NET REALIZED                                            TOTAL
                        VALUE,           NET        AND UNREALIZED      TOTAL         NET                    FROM
                      BEGINNING      INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                      OF PERIOD    INCOME (LOSS)+    INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
-----------------------------------------------------------------------------------------------------------------------------------
--------------------
ENHANCED GROWTH FUND
--------------------

   FIDUCIARY SHARES
   2012                 $11.20        $(0.026)         $ 0.656        $ 0.630      $    --     $   --      $    --           $--
   2011                   9.20         (0.027)           2.027          2.000           --         --           --            --
   2010                   8.07         (0.008)           1.151          1.143       (0.013)        --       (0.013)           --
   2009                   9.26          0.009           (1.199)        (1.190)          --         --           --            --
   2008 (1)               9.29         (0.022)          (0.008)        (0.030)          --         --           --            --

   CLASS A SHARES
   2012                 $10.98        $(0.062)         $ 0.642        $ 0.580      $    --     $   --      $    --           $--
   2011                   9.05         (0.064)           1.994          1.930           --         --           --            --
   2010                   7.96         (0.042)           1.133          1.091       (0.001)        --       (0.001)           --
   2009                   9.17         (0.018)          (1.192)        (1.210)          --         --           --            --
   2008                  10.17         (0.065)          (0.935)        (1.000)          --         --           --            --

   CLASS C SHARES
   2012                 $10.66        $(0.124)         $ 0.614        $ 0.490      $    --     $   --      $    --           $--
   2011                   8.84         (0.126)           1.946          1.820           --         --           --            --
   2010                   7.82         (0.093)           1.113          1.020           --#        --           --#           --
   2009                   9.07         (0.059)          (1.191)        (1.250)          --         --           --            --
   2008                  10.12         (0.123)          (0.927)        (1.050)          --         --           --            --

   CLASS M SHARES
   2012                 $11.21        $(0.019)         $ 0.659        $ 0.640      $    --     $   --      $    --           $--
   2011                   9.20         (0.022)           2.032          2.010           --         --           --            --
   2010                   8.07         (0.005)           1.150          1.145       (0.015)        --       (0.015)           --
   2009                   9.27          0.009           (1.209)        (1.200)          --         --           --            --
   2008                  10.24         (0.026)          (0.944)        (0.970)          --         --           --            --

------------------
EQUITY INCOME FUND
------------------

   FIDUCIARY SHARES
   2012                 $ 9.21        $ 0.270          $ 0.935        $ 1.205      $(0.265)    $   --      $(0.265)          $--
   2011                   7.88          0.284            1.331          1.615       (0.285)        --       (0.285)           --
   2010                   6.97          0.245            0.834          1.079       (0.169)        --       (0.169)           --
   2009 (2)               6.89          0.003            0.077          0.080           --         --           --            --

   CLASS A SHARES
   2012                 $ 9.18        $ 0.243          $ 0.938        $ 1.181      $(0.241)    $   --      $(0.241)          $--
   2011                   7.89          0.248            1.314          1.562       (0.272)        --       (0.272)           --
   2010                   6.97          0.234            0.883          1.117       (0.197)        --       (0.197)           --
   2009 (3)               7.37          0.150           (0.386)        (0.236)      (0.164)        --       (0.164)++         --
   2008 (4)              12.01           0.30^           (4.31)         (4.01)       (0.28)     (0.35)       (0.63)           --
   2007 (4)              11.43           0.29^            0.85           1.14        (0.26)     (0.30)       (0.56)           --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (L0SS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                        OF PERIOD   RETURN**      (000)      NET ASSETS    OF EXPENSES      NET ASSETS       RATE
-------------------------------------------------------------------------------------------------------------------
--------------------
ENHANCED GROWTH FUND
--------------------

   FIDUCIARY SHARES
   2012                   $11.83       5.63%     $  2,767     1.11%          1.35%           (0.23)%          11%
   2011                    11.20      21.74         1,980     1.09           1.33            (0.25)           16
   2010                     9.20      14.17         1,676     1.06           1.33            (0.09)           17
   2009                     8.07     (12.85)        1,996     1.00           1.31             0.13            24
   2008 (1)                 9.26      (9.57)        1,655     0.99*          1.26*           (0.27)*          21

   CLASS A SHARES
   2012                   $11.56       5.28%     $  1,398     1.45%          1.60%           (0.57)%          11%
   2011                    10.98      21.33         1,974     1.45           1.58            (0.61)           16
   2010                     9.05      13.71         2,277     1.43           1.58            (0.46)           17
   2009                     7.96     (13.20)          875     1.40           1.56            (0.26)           24
   2008                     9.17      (9.83)          654     1.38           1.51            (0.66)           21

   CLASS C SHARES
   2012                   $11.15       4.60%     $    119     2.05%          2.10%           (1.17)%          11%
   2011                    10.66      20.59           272     2.05           2.08            (1.21)           16
   2010                     8.84      13.04           180     2.03           2.08            (1.06)           17
   2009                     7.82     (13.78)          122     2.00           2.06            (0.87)           24
   2008                     9.07     (10.38)          288     1.99           2.02            (1.27)           21

   CLASS M SHARES
   2012                   $11.85       5.71%     $ 76,670     1.05%          1.10%           (0.17)%          11%
   2011                    11.21      21.85        86,182     1.05           1.08            (0.21)           16
   2010                     9.20      14.04        64,408     1.03           1.08            (0.06)           17
   2009                     8.07     (12.84)       65,867     1.00           1.06             0.13            24
   2008                     9.27      (9.47)      122,424     0.98           1.01            (0.26)           21

------------------
EQUITY INCOME FUND
------------------

   FIDUCIARY SHARES
   2012                   $10.15      13.38%     $  6,777     0.88%          1.65%            2.87%           79%
   2011                     9.21      20.68         5,532     0.90           1.75             3.04            78
   2010                     7.88      15.50             9     0.90           1.80             3.28            46
   2009 (2)                 6.97       1.16            76     0.90*^^        2.53*^^          3.43*           32

   CLASS A SHARES
   2012                   $10.12      13.12%     $ 11,519     1.15%          1.90%            2.60%           79%
   2011                     9.18      19.98         9,259     1.15           2.00             2.79            78
   2010                     7.89      16.06         9,976     1.15           2.05             3.03            46
   2009 (3)                 6.97      (2.93)       11,793     1.16*^^        2.47*^^          3.17*           32
   2008 (4)                 7.37     (34.84)       13,298     1.15           1.68             2.95            83
   2007 (4)                12.01      10.23        28,991     1.15           1.42             2.51            85

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

   *  ANNUALIZED.

  ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

   ~  INCLUDES $0.012 OF FAIR FUNDS SETTLEMENT.

  #   AMOUNT REPRESENTS LESS THAN $0.001.

  ## INCLUDES PAYMENT BY AFFILIATES OF $0.001 PER SHARE. THE EFFECTS OF SUCH PAYMENTS DID NOT AFFECT THE AMOUNT SHOWN AS TOTAL RETURN FOR THE PERIOD.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   INCLUDES RETURN OF CAPITAL OF $0.005 FOR CLASS A SHARES.

   ^  PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

  ^^ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSE LIMITATIONS. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

 (1)  COMMENCED OPERATIONS ON SEPTEMBER 26, 2007.

 (2)  COMMENCED OPERATIONS ON JULY 24, 2009.

 (3) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA MID CAP GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

 (4)  FOR THE YEAR ENDED OCTOBER 31.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 139

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                            NET
                           ASSET                      NET REALIZED                                            TOTAL
                           VALUE,         NET        AND UNREALIZED      TOTAL         NET                    FROM
                         BEGINNING     INVESTMENT    GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                         OF PERIOD   INCOME (LOSS)+    INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
------------------------------
EQUITY INCOME FUND (CONTINUED)
------------------------------

   CLASS B SHARES
   2012                    $ 9.21       $ 0.186          $0.945        $ 1.131      $(0.181)    $    --     $(0.181)        $   --
   2011                      7.91         0.195           1.321          1.516       (0.216)         --      (0.216)            --
   2010                      6.99         0.188           0.877          1.065       (0.145)         --      (0.145)            --
   2009 (1)                  7.35         0.116          (0.368)        (0.252)      (0.108)         --      (0.108)++          --
   2008 (2)                 11.95          0.24^          (4.33)         (4.09)       (0.16)      (0.35)      (0.51)            --
   2007 (2)                 11.38          0.22^           0.83           1.05        (0.20)      (0.28)      (0.48)            --

   CLASS C SHARES
   2012                    $ 9.14       $ 0.186          $0.930        $ 1.116      $(0.186)    $    --     $(0.186)        $   --
   2011                      7.85         0.194           1.315          1.509       (0.219)         --      (0.219)            --
   2010                      6.94         0.187           0.868          1.055       (0.145)         --      (0.145)            --
   2009 (1)                  7.33         0.115          (0.379)        (0.264)      (0.126)         --      (0.126)++          --
   2008 (2)                 11.95          0.21^          (4.28)         (4.07)       (0.20)      (0.35)      (0.55)            --
   2007 (2)                 11.40          0.22^           0.82           1.04        (0.21)      (0.28)      (0.49)            --

--------------------------
GENEVA MID CAP GROWTH FUND
--------------------------

   FIDUCIARY SHARES
   2012                    $22.85       $(0.147)         $1.209        $ 1.062      $    --     $(0.452)    $(0.452)        $   --
   2011                     17.98        (0.151)          5.050          4.899           --      (0.029)     (0.029)            --
   2010                     15.04        (0.110)          3.050          2.940           --          --          --             --
   2009 (3)                 14.07        (0.006)          0.976          0.970           --          --          --             --

   CLASS A SHARES
   2012                    $22.71       $(0.204)         $1.206        $ 1.002      $    --     $(0.452)    $(0.452)        $   --
   2011                     17.92        (0.200)          5.019          4.819           --      (0.029)     (0.029)            --
   2010                     15.03        (0.152)          3.042          2.890           --          --          --             --
   2009 (1)                 13.53        (0.103)          1.603          1.500           --          --          --             --
   2008 (2)                 21.80         (0.17)^         (6.94)         (7.11)          --       (1.16)      (1.16)            --
   2007 (2)                 18.37         (0.18)^          3.68           3.50           --       (0.07)      (0.07)            --

   CLASS B SHARES
   2012                    $20.70       $(0.308)         $1.090        $ 0.782      $    --     $(0.452)    $(0.452)        $   --
   2011                     16.44        (0.299)          4.588          4.289           --      (0.029)     (0.029)            --
   2010                     13.87        (0.233)          2.803          2.570           --          --          --             --
   2009 (1)                 12.55        (0.158)          1.478          1.320           --          --          --             --
   2008 (2)                 20.45         (0.34)^         (6.40)         (6.74)          --       (1.16)      (1.16)            --
   2007 (2)                 17.37         (0.38)^          3.53           3.15           --       (0.07)      (0.07)            --

   CLASS C SHARES
   2012                    $20.96       $(0.316)         $1.098        $ 0.782      $    --     $(0.452)    $(0.452)        $   --
   2011                     16.64        (0.307)          4.656          4.349           --      (0.029)     (0.029)            --
   2010                     14.04        (0.237)          2.837          2.600           --          --          --             --
   2009 (1)                 12.70        (0.160)          1.500          1.340           --          --          --             --
   2008 (2)                 20.69         (0.28)^         (6.55)         (6.83)          --       (1.16)      (1.16)            --
   2007 (2)                 17.57         (0.31)^          3.50           3.19           --       (0.07)      (0.07)            --

----------------------------
GENEVA SMALL CAP GROWTH FUND
----------------------------

   FIDUCIARY SHARES
   2012                    $31.04       $(0.303)         $1.820        $ 1.517      $    --     $(0.928)    $(0.928)        $0.001
   2011                     24.45        (0.309)          7.926          7.617           --      (1.027)     (1.027)            --#
   2010                     20.70        (0.204)          3.954          3.750           --          --          --             --#
   2009 (4)                 20.00        (0.018)          0.718          0.700           --          --          --             --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)    PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION     TO AVERAGE     TURNOVER
                        OF PERIOD   RETURN**      (000)      NET ASSETS    OF EXPENSES      NET ASSETS       RATE
--------------------------------------------------------------------------------------------------------------------
------------------------------
EQUITY INCOME FUND (CONTINUED)
------------------------------

   CLASS B SHARES
   2012                   $10.16      12.47%     $  1,278      1.75%          2.40%           2.00%            79%
   2011                     9.21      19.31         1,572      1.75           2.50            2.19             78
   2010                     7.91      15.25         1,813      1.75           2.55            2.43             46
   2009 (1)                 6.99      (3.24)        2,341      1.87*~         3.17*~          2.45*            32
   2008 (2)                 7.35     (35.44)        3,121      1.90           2.42            2.23             83
   2007 (2)                11.95       9.41         8,590      1.90           2.16            1.87             85

   CLASS C SHARES
   2012                   $10.07      12.40%     $  2,673      1.75%          2.40%           2.00%            79%
   2011                     9.14      19.37         2,431      1.75           2.50            2.19             78
   2010                     7.85      15.22         2,194      1.75           2.55            2.43             46
   2009 (1)                 6.94      (3.39)        2,832      1.87*~         3.17*~          2.45*            32
   2008 (2)                 7.33     (35.38)        4,057      1.90           2.44            2.18             83
   2007 (2)                11.95       9.39         7,171      1.90           2.16            1.81             85

--------------------------
GENEVA MID CAP GROWTH FUND
--------------------------

   FIDUCIARY SHARES
   2012                   $23.46       4.70%     $431,911      1.13%          1.26%          (0.63)%           17%
   2011                    22.85      27.25       215,699      1.13           1.29           (0.67)            23
   2010                    17.98      19.55        19,588      1.11           1.32           (0.63)            26
   2009 (3)                15.04       6.89         1,459      1.13*~         1.25*~         (0.50)*           24

   CLASS A SHARES
   2012                   $23.26       4.46%     $346,312      1.38%          1.51%          (0.88)%           17%
   2011                    22.71      26.82       195,872      1.38           1.54           (0.92)            23
   2010                    17.92      19.22       176,924      1.38           1.57           (0.90)            26
   2009 (1)                15.03      11.16       148,670      1.70*~         1.72*~         (1.07)*           24
   2008 (2)                13.53     (34.29)      132,592      1.38           1.38           (0.91)            22
   2007 (2)                21.80      19.11       211,653      1.37           1.37           (0.90)            36

   CLASS B SHARES
   2012                   $21.03       3.77%     $  3,559      1.98%          2.01%          (1.48)%           17%
   2011                    20.70      26.15         5,579      1.98           2.04           (1.52)            23
   2010                    16.44      18.53         6,209      1.98           2.07           (1.50)            26
   2009 (1)                13.87      10.52         7,420      2.42*~         2.42*~         (1.78)*           24
   2008 (2)                12.55     (34.77)        8,143      2.13           2.13           (1.66)            22
   2007 (2)                20.45      18.19        17,627      2.11           2.11           (1.65)            36

   CLASS C SHARES
   2012                   $21.29       3.77%     $ 67,244      1.98%          2.01%          (1.48)%           17%
   2011                    20.96      26.14        32,580      1.98           2.04           (1.52)            23
   2010                    16.64      18.52        18,896      1.98           2.07           (1.50)            26
   2009 (1)                14.04      10.55        14,708      2.42*~         2.42*~         (1.79)*           24
   2008 (2)                12.70     (34.80)       14,433      2.13           2.13           (1.66)            22
   2007 (2)                20.69      18.21        21,790      2.12           2.12           (1.65)            36

----------------------------
GENEVA SMALL CAP GROWTH FUND
----------------------------

   FIDUCIARY SHARES
   2012                   $31.63       4.99%    $  25,371      1.35%          1.82%          (0.99)%           45%
   2011                    31.04      31.28        12,477      1.35           2.00           (1.03)            45
   2010                    24.45      18.12         6,252      1.37           2.48           (0.89)            62
   2009 (4)                20.70       3.50         1,598      1.37*          8.34*          (0.73)*            7

        The accompanying notes are an integral part of the financial statements.

140 HIGHMARK(R) FUNDS

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------
GENEVA SMALL CAP GROWTH FUND (CONTINUED)
---------------------------------------

   CLASS A SHARES
   2012                   $30.87       $(0.382)         $ 1.799        $ 1.417      $    --     $(0.928)     $(0.928)       $0.001
   2011                    24.39        (0.392)           7.899          7.507           --      (1.027)      (1.027)           --#
   2010                    20.70        (0.264)           3.954          3.690           --          --           --            --#
   2009 (4)                20.00        (0.025)           0.725          0.700           --          --           --            --

   CLASS C SHARES
   2012                   $30.49       $(0.557)         $ 1.774        $ 1.217      $    --     $(0.928)     $(0.928)       $0.001
   2011                    24.23        (0.580)           7.867          7.287           --      (1.027)      (1.027)           --#
   2010                    20.69        (0.401)           3.941          3.540           --          --           --            --#
   2009 (4)                20.00        (0.039)           0.729          0.690           --          --           --            --

--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

   FIDUCIARY SHARES
   2012                   $ 7.46       $ 0.139          $(1.155)       $(1.016)     $(0.184)    $    --      $(0.184)       $   --#
   2011                     6.33         0.122            1.151          1.273       (0.143)         --       (0.143)           --#
   2010                     6.00         0.092            0.392          0.484       (0.154)         --       (0.154)           --#
   2009                     8.48         0.117           (2.343)        (2.226)      (0.109)     (0.145)      (0.254)           --#
   2008                     9.93         0.175           (1.106)        (0.931)      (0.155)     (0.364)      (0.519)           --#

   CLASS A SHARES
   2012                   $ 7.45       $ 0.128          $(1.147)       $(1.019)     $(0.161)    $    --      $(0.161)       $   --#
   2011                     6.32         0.109            1.141          1.250       (0.120)         --       (0.120)           --#
   2010                     5.98         0.082            0.401          0.483       (0.143)         --       (0.143)           --#
   2009                     8.45         0.107           (2.340)        (2.233)      (0.092)     (0.145)      (0.237)           --#
   2008                     9.90         0.157           (1.098)        (0.941)      (0.145)     (0.364)      (0.509)           --#

   CLASS C SHARES
   2012                   $ 7.37       $ 0.085          $(1.132)       $(1.047)     $(0.103)    $    --      $(0.103)       $   --#
   2011                     6.26         0.062            1.133          1.195       (0.085)         --       (0.085)           --#
   2010                     5.92         0.038            0.390          0.428       (0.088)         --       (0.088)           --#
   2009                     8.35         0.068           (2.297)        (2.229)      (0.056)     (0.145)      (0.201)           --#
   2008                     9.81         0.090           (1.088)        (0.998)      (0.098)     (0.364)      (0.462)           --#

   CLASS M SHARES
   2012                   $ 7.47       $ 0.148          $(1.161)       $(1.013)     $(0.197)    $    --      $(0.197)       $   --#
   2011                     6.34         0.135            1.148          1.283       (0.153)         --       (0.153)           --#
   2010                     6.00         0.102            0.398          0.500       (0.160)         --       (0.160)           --#
   2009                     8.48         0.124           (2.343)        (2.219)      (0.116)     (0.145)      (0.261)           --#
   2008                     9.93         0.187           (1.112)        (0.925)      (0.161)     (0.364)      (0.525)           --#

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------
----------------------------------------
GENEVA SMALL CAP GROWTH FUND (CONTINUED)
----------------------------------------

   CLASS A SHARES
   2012                   $31.36       4.69%     $  9,925      1.62%          2.07%          (1.26)%         45%
   2011                    30.87      30.90         9,000      1.62           2.25           (1.30)          45
   2010                    24.39      17.83         3,220      1.62           2.73           (1.15)          62
   2009 (4)                20.70       3.50         1,988      1.62*          8.59*          (0.98)*          7

   CLASS C SHARES
   2012                   $30.78       4.09%     $  3,799      2.22%          2.57%          (1.86)%         45%
   2011                    30.49      30.18         2,134      2.22           2.75           (1.90)          45
   2010                    24.23      17.11           260      2.22           3.23           (1.75)          62
   2009 (4)                20.69       3.45            36      2.22*          9.09*          (1.58)*          7

--------------------------------
INTERNATIONAL OPPORTUNITIES FUND
--------------------------------

   FIDUCIARY SHARES
   2012                   $ 6.26     (13.35)%    $ 62,889      1.31%          1.42%           2.21%         102%
   2011                     7.46      20.25        93,101      1.45           1.52            1.69           95
   2010                     6.33       8.03        79,237      1.44           1.53            1.44           84
   2009                     6.00     (25.64)       63,644      1.39           1.56            2.10          134
   2008                     8.48     (10.10)       97,714      1.34           1.50            1.86           86

   CLASS A SHARES
   2012                   $ 6.27     (13.57)%    $  3,307      1.49%          1.67%           2.04%         102%
   2011                     7.45      20.05         5,067      1.62           1.77            1.52           95
   2010                     6.32       8.04         6,693      1.60           1.78            1.28           84
   2009                     5.98     (25.77)       10,004      1.57           1.81            1.92          134
   2008                     8.45     (10.33)       17,766      1.53           1.75            1.68           86

   CLASS C SHARES
   2012                   $ 6.22     (14.07)%    $  1,182      2.17%          2.17%           1.36%         102%
   2011                     7.37      19.16         2,290      2.27           2.27            0.87           95
   2010                     6.26       7.39         1,975      2.28           2.28            0.60           84
   2009                     5.92     (26.34)        2,217      2.27           2.31            1.22          134
   2008                     8.35     (10.87)        4,582      2.23           2.25            0.98           86

   CLASS M SHARES
   2012                   $ 6.26     (13.28)%    $123,439      1.17%          1.17%           2.36%         102%
   2011                     7.47      20.39       150,888      1.27           1.27            1.87           95
   2010                     6.34       8.31       133,321      1.28           1.28            1.60           84
   2009                     6.00     (25.55)      134,220      1.27           1.31            2.22          134
   2008                     8.48     (10.05)      232,701      1.23           1.25            1.98           86


AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  *   ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSE LIMITATIONS. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

  #   AMOUNT REPRESENTS LESS THAN $0.001.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   INCLUDES RETURN OF CAPITAL OF $0.004 FOR CLASS B SHARES AND CLASS C
      SHARES.

  ^   PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

(1) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA MID CAP GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(2)   FOR THE YEAR ENDED OCTOBER 31.

(3)   COMMENCED OPERATIONS ON JUNE 26, 2009.

(4)   COMMENCED OPERATIONS ON JUNE 12, 2009.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 141

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                            TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                    FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
--------------------------
LARGE CAP CORE EQUITY FUND
--------------------------

   FIDUCIARY SHARES
   2012                   $ 8.49       $ 0.087          $ 0.702        $ 0.789      $(0.089)    $    --      $(0.089)       $  --
   2011                     7.24         0.088            1.256          1.344       (0.094)         --       (0.094)          --
   2010                     6.39         0.081            0.848          0.929       (0.079)         --       (0.079)          --
   2009                     8.12         0.120           (1.733)        (1.613)      (0.117)         --       (0.117)          --
   2008                     9.96         0.132           (1.502)        (1.370)      (0.133)     (0.337)      (0.470)          --

CLASS A SHARES
   2012                   $ 8.47       $ 0.062          $ 0.704        $ 0.766      $(0.066)    $    --      $(0.066)       $  --
   2011                     7.23         0.065            1.244          1.309       (0.069)         --       (0.069)          --
   2010                     6.38         0.061            0.848          0.909       (0.059)         --       (0.059)          --
   2009                     8.10         0.103           (1.722)        (1.619)      (0.101)         --       (0.101)          --
   2008                     9.93         0.108           (1.495)        (1.387)      (0.106)     (0.337)      (0.443)          --

CLASS C SHARES
   2012                   $ 8.24       $ 0.010          $ 0.685        $ 0.695      $(0.015)    $    --      $(0.015)       $  --
   2011                     7.03         0.015            1.213          1.228       (0.018)         --       (0.018)          --
   2010                     6.21         0.017            0.821          0.838       (0.018)         --       (0.018)          --
   2009                     7.92         0.064           (1.699)        (1.635)      (0.075)         --       (0.075)          --
   2008                     9.74         0.052           (1.472)        (1.420)      (0.063)     (0.337)      (0.400)          --

--------------------------
LARGE CAP GROWTH FUND
--------------------------

   FIDUCIARY SHARES
   2012                   $10.31       $ 0.045          $ 1.112        $ 1.157      $(0.017)    $    --      $(0.017)       $  --
   2011                     8.81         0.021            1.598          1.619       (0.119)         --       (0.119)          --
   2010                     7.87         0.101            0.909          1.010       (0.070)         --       (0.070)          --
   2009                     9.11         0.072           (1.263)^       (1.191)      (0.049)         --       (0.049)          --
   2008                    10.03         0.068           (0.933)        (0.865)      (0.055)         --       (0.055)          --

   CLASS A SHARES
   2012                   $10.12       $ 0.018          $ 1.092        $ 1.110      $    --     $    --      $    --        $  --
   2011                     8.64        (0.005)           1.572          1.567       (0.087)         --       (0.087)          --
   2010                     7.74         0.076            0.891          0.967       (0.067)         --       (0.067)          --
   2009                     8.95         0.051           (1.238)^       (1.187)      (0.023)         --       (0.023)          --
   2008                     9.85         0.040           (0.916)        (0.876)      (0.024)         --       (0.024)          --

   CLASS B SHARES
   2012                   $ 9.47       $(0.040)         $ 1.020        $ 0.980      $    --     $    --      $    --        $  --
   2011                     8.07        (0.060)           1.460          1.400           --          --           --           --
   2010                     7.22         0.023            0.827          0.850           --          --           --           --
   2009                     8.35         0.008           (1.138)^       (1.130)          --          --           --           --
   2008                     9.23        (0.017)          (0.863)        (0.880)          --          --           --           --

   CLASS C SHARES
   2012                   $ 9.38       $(0.041)         $ 1.011        $ 0.970      $    --     $    --      $    --        $  --
   2011                     8.02        (0.059)           1.451          1.392       (0.032)         --       (0.032)          --
   2010                     7.21         0.023            0.834          0.857       (0.047)         --       (0.047)          --
   2009                     8.36         0.008           (1.158)^       (1.150)          --          --           --           --
   2008                     9.23        (0.018)          (0.852)        (0.870)          --          --           --           --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------
--------------------------
LARGE CAP CORE EQUITY FUND
--------------------------

   FIDUCIARY SHARES
   2012                   $ 9.19       9.39%     $ 59,041      0.93%          1.28%           1.02%          78%###
   2011                     8.49      18.63        53,369      0.96           1.23            1.09           68
   2010                     7.24      14.56        55,593      0.95           1.22            1.13           93
   2009                     6.39     (19.59)       60,454      0.92           1.19            2.00           42
   2008                     8.12     (14.35)       95,872      0.90           1.11            1.46           56

   CLASS A SHARES

   2012                   $ 9.17       9.12%     $  3,538      1.23%          1.53%           0.72%          78%###
   2011                     8.47      18.15         3,027      1.25           1.48            0.79           68
   2010                     7.23      14.27         2,640      1.23           1.47            0.85           93
   2009                     6.38     (19.83)        2,004      1.20           1.44            1.72           42
   2008                     8.10     (14.45)        3,400      1.19           1.37            1.17           56

   CLASS C SHARES
   2012                   $ 8.92       8.47%        $ 765      1.83%          2.03%           0.12%          78%###
   2011                     8.24      17.48           640      1.85           1.98            0.19           68
   2010                     7.03      13.50           441      1.83           1.97            0.25           93
   2009                     6.21     (20.52)          446      1.80           1.94            1.12           42
   2008                     7.92     (15.05)          664      1.77           1.84            0.59           56

----------------------
 LARGE CAP GROWTH FUND
----------------------

   FIDUCIARY SHARES
   2012                   $11.45      11.25%     $ 53,070      1.01%          1.27%           0.43%          53%
   2011                    10.31      18.41        57,207      1.01           1.24            0.21           41
   2010                     8.81      12.82        60,078      0.99           1.21            1.16           34
   2009                     7.87     (12.97)       67,051      0.93           1.17            0.99           60
   2008                     9.11      (8.70)       92,418      0.94           1.11            0.68           43

   CLASS A SHARES
   2012                   $11.23      10.97%     $ 16,722      1.27%          1.52%           0.17%          53%
   2011                    10.12      18.16        16,621      1.27           1.49           (0.05)          41
   2010                     8.64      12.48        19,881      1.25           1.46            0.89           34
   2009                     7.74     (13.21)       17,543      1.21           1.42            0.72           60
   2008                     8.95      (8.92)       11,486      1.21           1.36            0.41           43

   CLASS B SHARES
   2012                   $10.45      10.35%        $ 664      1.87%          2.02%          (0.43)%         53%
   2011                     9.47      17.35         1,881      1.87           1.99           (0.65)          41
   2010                     8.07      11.77         3,126      1.85           1.96            0.29           34
   2009                     7.22     (13.53)        5,292      1.81           1.92            0.12           60
   2008                     8.35      (9.53)        3,279      1.81           1.85           (0.19)          43

   CLASS C SHARES
   2012                   $10.35      10.34%     $  2,629      1.87%          2.02%          (0.43)%         53%
   2011                     9.38      17.36         2,861      1.87           1.99           (0.65)          41
   2010                     8.02      11.88         3,250      1.85           1.96            0.29           34
   2009                     7.21     (13.76)        3,481      1.81           1.92            0.12           60
   2008                     8.36      (9.43)          766      1.82           1.86           (0.20)          43


        The accompanying notes are an integral part of the financial statements.

142 HIGHMARK(R) FUNDS

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
-----------------------------
NYSE ARCA TECH 100 INDEX FUND
-----------------------------

   FIDUCIARY SHARES
   2012                   $32.26       $ 0.065          $ 2.305        $ 2.370      $    --     $    --      $    --        $  --
   2011                    25.69         0.050            6.520          6.570           --          --           --           --
   2010                    22.06        (0.002)           3.632          3.630           --          --           --           --
   2009 (1)                22.04         0.001            0.019          0.020           --          --           --           --

   CLASS A SHARES
   2012                   $32.07       $(0.024)         $ 2.294        $ 2.270      $    --     $    --      $    --        $  --
   2011                    25.62        (0.046)           6.496          6.450           --          --           --           --
   2010                    22.06        (0.063)           3.623          3.560           --          --           --           --
   2009 (2)                18.53        (0.029)           3.559          3.530           --          --           --           --
   2008 (3)                29.13         (0.10)^^        (10.50)        (10.60)          --          --           --           --
   2007 (3)                24.67         (0.12)^^          4.58           4.46           --          --           --           --

   CLASS B SHARES
   2012                   $29.05       $(0.196)         $ 2.066        $ 1.870      $    --     $    --      $    --        $  --
   2011                    23.35        (0.206)           5.906          5.700           --          --           --           --
   2010                    20.22        (0.191)           3.321          3.130           --          --           --           --
   2009 (2)                17.08        (0.115)           3.255          3.140           --          --           --           --
   2008 (3)                27.06         (0.37)^^         (9.61)         (9.98)          --          --           --           --
   2007 (3)                23.09         (0.37)^^          4.34           3.97           --          --           --           --

   CLASS C SHARES
   2012                   $29.58       $(0.201)         $ 2.111        $ 1.910      $    --     $    --      $    --        $  --
   2011                    23.78        (0.212)           6.012          5.800           --          --           --           --
   2010                    20.59        (0.196)           3.386          3.190           --          --           --           --
   2009 (2)                17.39        (0.117)           3.317          3.200           --          --           --           --
   2008 (3)                27.55         (0.30)^^         (9.86)        (10.16)          --          --           --           --
   2007 (3)                23.51         (0.32)^^          4.36           4.04           --          --           --           --

-------------------
SMALL CAP CORE FUND
-------------------

   FIDUCIARY SHARES
   2012                   $19.24       $ 0.005          $(0.045)       $(0.040)     $    --     $    --      $    --        $  --+++
   2011                    14.54        (0.055)           4.755          4.700           --          --           --           --+++
   2010                    11.85        (0.041)           2.787          2.746       (0.056)         --       (0.056)          --
   2009                    16.45         0.055           (4.636)        (4.581)      (0.019)         --       (0.019)          --+++
   2008                    18.83         0.089           (2.249)        (2.160)      (0.110)     (0.110)      (0.220)          --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------
-----------------------------
NYSE ARCA TECH 100 INDEX FUND
-----------------------------

   FIDUCIARY SHARES
   2012                   $34.63      7.35%     $   7,576      0.81%          1.02%           0.20%           30%
   2011                    32.26     25.58          5,990      0.77           1.02            0.16            11
   2010                    25.69     16.46            312      0.83           1.00           (0.01)            9
   2009 (1)                22.06      0.09             20      0.83*~#        0.97*~#         0.24*#          10

   CLASS A SHARES
   2012                   $34.34      7.05%     $ 170,516      1.08%          1.27%          (0.07)%          30%
   2011                    32.07     25.17        182,410      1.08           1.27           (0.15)           11
   2010                    25.62     16.18        162,267      1.08           1.25           (0.26)            9
   2009 (2)                22.06     19.05        166,899      1.27*~#        1.42*~         (0.21)*#         10
   2008 (3)                18.53    (36.39)       157,076      1.08++         1.08           (0.37)++         19
   2007 (3)                29.13     18.08        279,501      0.99++         0.99           (0.45)++         14

   CLASS B SHARES
   2012                   $30.92      6.40%     $   3,857      1.68%          1.77%          (0.67)%          30%
   2011                    29.05     24.46          7,102      1.68           1.77           (0.75)           11
   2010                    23.35     15.48          9,889      1.68           1.75           (0.86)            9
   2009 (2)                20.22     18.38         14,422      1.99*~#        2.11*~         (0.92)*#         10
   2008 (3)                17.08    (36.88)        17,314      1.82++         1.82           (1.10)++         19
   2007 (3)                27.06     17.19         54,103      1.74++         1.74           (1.20)++         14

   CLASS C SHARES
   2012                   $31.49      6.42%     $  11,111      1.68%          1.77%          (0.67)%          30%
   2011                    29.58     24.43         11,269      1.68           1.77           (0.75)           11
   2010                    23.78     15.49         10,680      1.68           1.75           (0.86)            9
   2009 (2)                20.59     18.40         10,620      1.99*~#        2.11*~         (0.92)*#         10
   2008 (3)                17.39    (36.88)        12,839      1.82++         1.82           (1.12)++         19
   2007 (3)                27.55     17.18         26,946      1.74++         1.74           (1.20)++         14

-------------------
SMALL CAP CORE FUND
-------------------

   FIDUCIARY SHARES
   2012                   $19.20     (0.21)%    $  46,391      1.33%          1.71%           0.03%          106%###
   2011                    19.24     32.33         27,137      1.31           1.76           (0.31)           67
   2010                    14.54     23.32         23,527      1.30           1.79           (0.30)           78
   2009                    11.85    (27.90)        22,084      1.27           1.85            0.48            61
   2008                    16.45    (11.48)        26,984      1.26           1.67            0.54            87

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  *   ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  ~ RATIOS OF EXPENSES TO AVERAGE NET ASSETS INCLUDE INTEREST EXPENSES OF LESS THAN 0.005% FOR THE PERIOD ENDED JULY 31, 2009, WHICH IS NOT INCLUDED IN THE CONTRACTUAL EXPENSES LIMITATION. THE INTEREST EXPENSE IS FROM UTILIZING A LINE OF CREDIT.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.03%.

+++   AMOUNT REPRESENTS LESS THAN $0.001.

  #   DOES NOT REFLECT VENDOR REIMBURSEMENT OF 0.08%.

  ^   INCLUDES $0.017 OF FAIR FUNDS SETTLEMENT.

 ^^   PER SHARE AMOUNTS CALCULATED USING SEC METHODS.

### Portfolio turnover excludes the purchases and sales of the Merging Funds. If these transactions were included, portfolio turnover would have been higher.

(1)   COMMENCED OPERATIONS ON JULY 23, 2009.

(2) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(3)   FOR THE YEAR ENDED OCTOBER 31.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 143

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------
SMALL CAP CORE FUND (CONTINUED)
-------------------------------

   CLASS A SHARES
   2012                   $19.09       $(0.049)         $(0.041)       $(0.090)     $    --     $    --      $    --        $  --++
   2011                    14.47        (0.111)           4.731          4.620           --          --           --           --++
   2010                    11.80        (0.084)           2.779          2.695       (0.025)         --       (0.025)          --
   2009                    16.43         0.020           (4.634)        (4.614)      (0.016)         --       (0.016)          --++
   2008                    18.82         0.038           (2.246)        (2.208)      (0.072)     (0.110)      (0.182)          --

   CLASS C SHARES
   2012                   $18.65       $(0.156)         $(0.044)       $(0.200)     $    --     $    --      $    --        $  --++
   2011                    14.22        (0.216)           4.646          4.430           --          --           --           --++
   2010                    11.65        (0.161)           2.731          2.570           --          --           --           --
   2009                    16.36        (0.048)          (4.662)        (4.710)          --          --           --           --++
   2008                    18.80        (0.062)          (2.254)        (2.316)      (0.014)     (0.110)      (0.124)          --

----------
VALUE FUND
----------

   FIDUCIARY SHARES
   2012                   $16.09       $ 0.220          $ 0.275        $ 0.495      $(0.222)    $(0.653)     $(0.875)       $  --
   2011                    13.64         0.192            2.572          2.764       (0.314)         --       (0.314)          --
   2010                    12.17         0.265            1.368          1.633       (0.163)         --       (0.163)          --
   2009                    17.53         0.221           (4.399)        (4.178)      (0.223)     (0.959)      (1.182)          --
   2008                    24.21         0.279           (2.950)        (2.671)      (0.283)     (3.726)      (4.009)          --

   CLASS A SHARES
   2012                   $16.05       $ 0.182          $ 0.271        $ 0.453      $(0.180)    $(0.653)     $(0.833)       $  --
   2011                    13.61         0.153            2.566          2.719       (0.279)         --       (0.279)          --
   2010                    12.14         0.230            1.369          1.599       (0.129)         --       (0.129)          --
   2009                    17.50         0.186           (4.395)        (4.209)      (0.192)     (0.959)      (1.151)          --
   2008                    24.17         0.224           (2.934)        (2.710)      (0.234)     (3.726)      (3.960)          --

   CLASS B SHARES
   2012                   $15.69       $ 0.089          $ 0.270        $ 0.359      $(0.076)    $(0.653)     $(0.729)       $  --
   2011                    13.32         0.059            2.506          2.565       (0.195)         --       (0.195)          --
   2010                    11.88         0.146            1.339          1.485       (0.045)         --       (0.045)          --
   2009                    17.16         0.115           (4.312)        (4.197)      (0.124)     (0.959)      (1.083)          --
   2008                    23.79         0.100           (2.880)        (2.780)      (0.124)     (3.726)      (3.850)          --
   2007                    22.92         0.136            3.325          3.461       (0.170)     (2.421)      (2.591)          --

   CLASS C SHARES
   2012                   $15.63       $ 0.089          $ 0.268        $ 0.357      $(0.084)    $(0.653)     $(0.737)       $  --
   2011                    13.26         0.059            2.509          2.568       (0.198)         --       (0.198)          --
   2010                    11.84         0.145            1.322          1.467       (0.047)         --       (0.047)          --
   2009                    17.10         0.113           (4.289)        (4.176)      (0.125)     (0.959)      (1.084)          --
   2008                    23.72         0.107           (2.866)        (2.759)      (0.135)     (3.726)      (3.861)          --
   2007                    22.86         0.127            3.330          3.457       (0.176)     (2.421)      (2.597)          --

   CLASS U SHARES
   2012 (1)               $14.85       $ 0.142          $ 0.852        $ 0.994      $(0.124)    $    --      $(0.124)       $  --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------
-------------------------------
SMALL CAP CORE FUND (CONTINUED)
-------------------------------

   CLASS A SHARES
   2012                   $19.00     (0.52)%    $  10,869      1.62%          1.96%          (0.27)%         106%###
   2011                    19.09     32.00            536      1.62           2.01           (0.62)           67
   2010                    14.47     22.86            310      1.60           2.04           (0.61)           78
   2009                    11.80    (28.08)           227      1.57           2.10            0.18            61
   2008                    16.43    (11.74)           168      1.57           1.91            0.23            87

   CLASS C SHARES
   2012                   $18.45     (1.07)%    $   3,813      2.22%          2.46%          (0.87)%         106%###
   2011                    18.65     31.15            217      2.22           2.51           (1.22)           67
   2010                    14.22     22.17             77      2.20           2.54           (1.21)           78
   2009                    11.65    (28.85)            87      2.17           2.60           (0.42)           61
   2008                    16.36    (12.33)           133      2.17           2.43           (0.38)           87

----------
VALUE FUND
----------

   FIDUCIARY SHARES
   2012                   $15.71      3.50%     $ 147,101      1.00%          1.14%           1.46%           44%###
   2011                    16.09     20.50        234,785      1.02           1.13            1.24            26
   2010                    13.64     13.43        228,162      1.00           1.11            1.95            12
   2009                    12.17    (23.11)       229,771      0.96           1.09            1.82            20
   2008                    17.53    (12.99)       328,465      0.95           1.08            1.34            17

   CLASS A SHARES
   2012                   $15.67      3.28%     $  83,339      1.26%          1.39%           1.20%           44%###
   2011                    16.05     20.12         71,164      1.27           1.38            0.99            26
   2010                    13.61     13.18         72,132      1.25           1.36            1.70            12
   2009                    12.14    (23.30)        75,156      1.21           1.34            1.57            20
   2008                    17.50    (13.22)        24,772      1.21           1.33            1.08            17

   CLASS B SHARES
   2012                   $15.32      2.70%     $   1,164      1.86%          1.89%           0.60%           44%###
   2011                    15.69     19.37          2,212      1.87           1.88            0.39            26
   2010                    13.32     12.51          3,439      1.85           1.86            1.10            12
   2009                    11.88    (23.74)         5,722      1.81           1.84            0.97            20
   2008                    17.16    (13.74)         3,823      1.80           1.83            0.49            17
   2007                    23.79     15.38          6,772      1.79           1.83            0.56            19

   CLASS C SHARES
   2012                   $15.25      2.70%     $   3,792      1.86%          1.89%           0.60%           44%###
   2011                    15.63     19.48          2,503      1.87           1.88            0.39            26
   2010                    13.26     12.50          2,548      1.85           1.86            1.10            12
   2009                    11.84    (23.76)         3,058      1.81           1.84            0.97            20
   2008                    17.10    (13.69)         1,500      1.76           1.79            0.53            17
   2007                    23.72     15.40          2,061      1.79           1.83            0.53            19

   CLASS U SHARES
   2012 (1)               $15.72      6.70%     $  99,930      0.86%*         0.89%*          1.60%*          44%###

        The accompanying notes are an integral part of the financial statements.

144 HIGHMARK(R) FUNDS

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                           TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------
TACTICAL CAPITAL GROWTH ALLOCATION FUND
---------------------------------------

   FIDUCIARY SHARES
   2012                   $21.37       $ 0.235          $ 0.130        $ 0.365      $(0.245)    $    --      $(0.245)       $  --
   2011                    18.27         0.210            3.100          3.310       (0.210)         --       (0.210)          --
   2010                    16.15         0.176            2.112          2.288       (0.168)         --       (0.168)          --
   2009                    21.86         0.196           (4.304)        (4.108)      (0.230)     (1.372)      (1.602)          --
   2008                    25.72         0.306           (2.894)        (2.588)      (0.360)     (0.912)      (1.272)          --

   CLASS A SHARES
   2012                   $21.34       $ 0.180          $ 0.131        $ 0.311      $(0.191)    $    --      $(0.191)       $  --
   2011                    18.24         0.163            3.097          3.260       (0.160)         --       (0.160)          --
   2010                    16.14         0.131            2.103          2.234       (0.134)         --       (0.134)          --
   2009                    21.85         0.167           (4.317)        (4.150)      (0.188)     (1.372)      (1.560)          --
   2008                    25.72         0.233           (2.886)        (2.653)      (0.305)     (0.912)      (1.217)          --

   CLASS C SHARES
   2012                   $21.10       $ 0.036          $ 0.131        $ 0.167      $(0.047)    $    --      $(0.047)       $  --
   2011                    18.03         0.014            3.063          3.077       (0.007)         --       (0.007)          --
   2010                    15.99         0.006            2.089          2.095       (0.055)         --       (0.055)          --
   2009                    21.55         0.058           (4.246)        (4.188)          --      (1.372)      (1.372)          --
   2008                    25.42         0.063           (2.849)        (2.786)      (0.172)     (0.912)      (1.084)          --

----------------------------------------
TACTICAL GROWTH & INCOME ALLOCATION FUND
----------------------------------------

   FIDUCIARY SHARES
   2012                   $21.73       $ 0.310          $ 0.250        $ 0.560      $(0.320)    $    --      $(0.320)       $  --
   2011                    19.15         0.303            2.580          2.883       (0.303)         --       (0.303)          --
   2010                    17.24         0.279            1.928          2.207       (0.297)         --       (0.297)          --
   2009                    21.44         0.314           (3.122)        (2.808)      (0.321)     (1.071)      (1.392)          --
   2008                    24.23         0.413           (2.065)        (1.652)      (0.501)     (0.637)      (1.138)          --

   CLASS A SHARES
   2012                   $21.65       $ 0.256          $ 0.250        $ 0.506      $(0.266)    $    --      $(0.266)       $  --
   2011                    19.09         0.243            2.567          2.810       (0.250)         --       (0.250)          --
   2010                    17.18         0.232            1.929          2.161       (0.251)         --       (0.251)          --
   2009                    21.37         0.281           (3.123)        (2.842)      (0.277)     (1.071)      (1.348)          --
   2008                    24.15         0.372           (2.075)        (1.703)      (0.440)     (0.637)      (1.077)          --

   CLASS C SHARES
   2012                   $21.52       $ 0.108          $ 0.255        $ 0.363      $(0.123)    $    --      $(0.123)       $  --
   2011                    18.98         0.095            2.552          2.647       (0.107)         --       (0.107)          --
   2010                    17.09         0.101            1.910          2.011       (0.121)         --       (0.121)          --
   2009                    21.26         0.162           (3.102)        (2.940)      (0.159)     (1.071)      (1.230)          --
   2008                    24.03         0.208           (2.062)        (1.854)      (0.279)     (0.637)      (0.916)          --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------
---------------------------------------
TACTICAL CAPITAL GROWTH ALLOCATION FUND
---------------------------------------

   FIDUCIARY SHARES
   2012                   $21.49      1.79%      $   775       0.32%          0.95%           1.13%           40%###
   2011                    21.37     18.18           213       0.32           0.93            1.02            37
   2010                    18.27     14.17           190       0.33           0.92            0.98            30
   2009                    16.15    (17.46)          179       0.33           0.81            1.31            48
   2008                    21.86    (10.56)          171       0.33           0.70            1.23            25

   CLASS A SHARES
   2012                   $21.46      1.52%      $24,754       0.58%          1.20%           0.87%           40%###
   2011                    21.34     17.91        26,327       0.57           1.18            0.77            37
   2010                    18.24     13.84        23,808       0.58           1.17            0.73            30
   2009                    16.14    (17.68)       23,780       0.58           1.06            1.06            48
   2008                    21.85    (10.81)       39,324       0.59           0.95            0.97            25

   CLASS C SHARES
   2012                   $21.22      0.80%      $20,476       1.28%          1.70%           0.17%           40%###
   2011                    21.10     17.07        17,676       1.27           1.68            0.07            37
   2010                    18.03     13.10        15,846       1.28           1.67            0.03            30
   2009                    15.99    (18.25)       14,101       1.27           1.55            0.37            48
   2008                    21.55    (11.43)       21,599       1.29           1.46            0.26            25

----------------------------------------
TACTICAL GROWTH & INCOME ALLOCATION FUND
----------------------------------------

   FIDUCIARY SHARES
   2012                   $21.97      2.65%      $   692       0.33%          0.87%           1.46%           49%###
   2011                    21.73     15.12         1,031       0.33           0.87            1.40            39
   2010                    19.15     12.83           127       0.33           0.86            1.49            39
   2009                    17.24    (12.10)          114       0.33           0.81            1.94            66
   2008                    21.44     (7.15)           93       0.33           0.71            1.87            27

   CLASS A SHARES
   2012                   $21.89      2.40%      $34,053       0.58%          1.12%           1.21%           49%###
   2011                    21.65     14.77        30,422       0.57           1.12            1.15            39
   2010                    19.09     12.60        26,026       0.57           1.11            1.24            39
   2009                    17.18    (12.29)       23,091       0.58           1.06            1.69            66
   2008                    21.37     (7.42)       37,737       0.58           0.96            1.62            27

   CLASS C SHARES
   2012                   $21.76      1.67%      $25,821       1.28%          1.62%           0.51%           49%###
   2011                    21.52     14.02        20,347       1.27           1.62            0.45            39
   2010                    18.98     11.78        17,094       1.28           1.61            0.54            39
   2009                    17.09    (12.92)       15,731       1.28           1.56            0.99            66
   2008                    21.26     (8.02)       20,137       1.28           1.47            0.91            27

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  *   ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

 ++   AMOUNT REPRESENTS LESS THAN $0.001.

  # RATIOS DO NOT INCLUDE INCOME AND EXPENSES OF THE UNDERLYING FUNDS IN WHICH THE FUND INVESTS FOR THE TACTICAL CAPITAL GROWTH ALLOCATION FUND AND TACTICAL GROWTH & INCOME ALLOCATION FUND.

### Portfolio turnover excludes the purchases and sales of the Merging Funds. If these transactions were included, portfolio turnover would have been higher.

(1)   COMMENCED OPERATIONS ON JANUARY 4, 2012.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 145

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                       DIVIDENDS AND
                                         INVESTMENT ACTIVITIES                         DISTRIBUTIONS
                                    -------------------------------                --------------------
                           NET
                          ASSET                       NET REALIZED                                            TOTAL
                          VALUE,          NET        AND UNREALIZED      TOTAL         NET                    FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD   INCOME (LOSS)+     INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
------------------------------------------------------------------------------------------------------------------------------------
---------
BOND FUND
---------

   FIDUCIARY SHARES
   2012                   $11.46       $0.377           $ 0.408         $0.785      $(0.388)    $(0.237)     $(0.625)       $  --
   2011                    11.38        0.420             0.182          0.602       (0.427)     (0.095)      (0.522)          --
   2010                    10.77        0.467             0.618          1.085       (0.475)         --       (0.475)          --
   2009                    10.45        0.472             0.324          0.796       (0.476)         --       (0.476)          --
   2008                    10.40        0.512             0.048          0.560       (0.510)         --       (0.510)          --

   CLASS A SHARES
   2012                   $11.28       $0.342           $ 0.395         $0.737      $(0.360)    $(0.237)     $(0.597)       $  --
   2011                    11.21        0.385             0.179          0.564       (0.399)     (0.095)      (0.494)          --
   2010                    10.61        0.433             0.614          1.047       (0.447)         --       (0.447)          --
   2009                    10.31        0.440             0.310          0.750       (0.450)         --       (0.450)          --
   2008                    10.26        0.479             0.055          0.534       (0.484)         --       (0.484)          --

   CLASS B SHARES
   2012                   $11.23       $0.265           $ 0.401         $0.666      $(0.279)    $(0.237)     $(0.516)       $  --
   2011                    11.16        0.308             0.174          0.482       (0.317)     (0.095)      (0.412)          --
   2010                    10.56        0.357             0.615          0.972       (0.372)         --       (0.372)          --
   2009                    10.26        0.369             0.311          0.680       (0.380)         --       (0.380)          --
   2008                    10.22        0.406             0.046          0.452       (0.412)         --       (0.412)          --

   CLASS C SHARES
   2012                   $11.22       $0.292           $ 0.397         $0.689      $(0.312)    $(0.237)     $(0.549)       $  --
   2011                    11.15        0.334             0.183          0.517       (0.352)     (0.095)      (0.447)          --
   2010                    10.56        0.384             0.609          0.993       (0.403)         --       (0.403)          --
   2009                    10.25        0.396             0.325          0.721       (0.411)         --       (0.411)          --
   2008                    10.20        0.430             0.060          0.490       (0.440)         --       (0.440)          --

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2012                   $10.19       $0.266           $ 0.412         $0.678      $(0.268)    $    --      $(0.268)       $  --
   2011                    10.23        0.282            (0.044)         0.238       (0.278)         --       (0.278)          --
   2010                    10.03        0.327             0.216          0.543       (0.326)     (0.017)      (0.343)          --
   2009                     9.83        0.344             0.216          0.560       (0.342)     (0.018)      (0.360)          --
   2008                     9.72        0.348             0.129          0.477       (0.354)     (0.013)      (0.367)          --

   CLASS A SHARES
   2012                   $10.14       $0.238           $ 0.405         $0.643      $(0.243)    $    --      $(0.243)       $  --
   2011                    10.18        0.256            (0.044)         0.212       (0.252)         --       (0.252)          --
   2010                     9.98        0.300             0.218          0.518       (0.301)     (0.017)      (0.318)          --
   2009                     9.78        0.318             0.217          0.535       (0.317)     (0.018)      (0.335)          --
   2008                     9.68        0.323             0.120          0.443       (0.330)     (0.013)      (0.343)          --

   CLASS C SHARES
   2012                   $10.10       $0.190           $ 0.407         $0.597      $(0.197)    $    --      $(0.197)       $  --
   2011                    10.15        0.209            (0.051)         0.158       (0.208)         --       (0.208)          --
   2010                     9.95        0.253             0.221          0.474       (0.257)     (0.017)      (0.274)          --
   2009                     9.76        0.272             0.211          0.483       (0.275)     (0.018)      (0.293)          --
   2008                     9.66        0.275             0.125          0.400       (0.287)     (0.013)      (0.300)          --

                                                                              RATIO
                                                                           OF EXPENSES
                                                                            TO AVERAGE       RATIO OF
                           NET                     NET                      NET ASSETS         NET
                          ASSET                  ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                   END      OF EXPENSES    FEE WAIVERS    INCOME (LOSS)   PORTFOLIO
                           END        TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD    RETURN***    (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
-------------------------------------------------------------------------------------------------------------------
---------
BOND FUND
---------

   FIDUCIARY SHARES
   2012                   $11.62      7.11%     $ 325,475      0.74%          1.00%           3.30%          44%
   2011                    11.46      5.45        337,143      0.79           1.01            3.70           58
   2010                    11.38     10.29        330,318      0.78           1.00            4.23           32
   2009                    10.77      7.93        307,014      0.77           0.99            4.57           41
   2008                    10.45      5.42        344,350      0.76           0.98            4.83           28

   CLASS A SHARES
   2012                   $11.42      6.87%     $  44,659      0.99%          1.25%           3.05%          44%
   2011                    11.28      5.09         29,449      1.04           1.26            3.45           58
   2010                    11.21     10.08         28,952      1.03           1.25            3.97           32
   2009                    10.61      7.58         22,726      1.02           1.24            4.32           41
   2008                    10.31      5.24         31,167      1.01           1.23            4.58           28

   CLASS B SHARES
   2012                   $11.38      6.13%     $     218      1.67%          1.75%           2.37%          44%
   2011                    11.23      4.44            326      1.72           1.76            2.77           58
   2010                    11.16      9.36          1,345      1.71           1.75            3.29           32
   2009                    10.56      6.87          2,789      1.70           1.74            3.64           41
   2008                    10.26      4.43          4,273      1.69           1.73            3.89           28

   CLASS C SHARES
   2012                   $11.36      6.36%     $  15,638      1.42%          1.50%           2.62%          44%
   2011                    11.22      4.77          7,774      1.47           1.51            3.02           58
   2010                    11.15      9.58          4,164      1.46           1.50            3.54           32
   2009                    10.56      7.29          1,309      1.45           1.49            3.89           41
   2008                    10.25      4.82            194      1.45           1.49            4.14           28

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

   FIDUCIARY SHARES
   2012                   $10.60      6.73%     $ 133,143      0.54%          1.02%           2.55%          34%
   2011                    10.19      2.38        123,644      0.54           1.02            2.79           32
   2010                    10.23      5.49        112,407      0.53           1.02            3.22           17
   2009                    10.03      5.80         96,420      0.52           1.03            3.47           12
   2008                     9.83      4.96         90,173      0.51           1.01            3.54           14

   CLASS A SHARES
   2012                   $10.54      6.40%     $  92,570      0.79%          1.27%           2.30%          34%
   2011                    10.14      2.13         78,038      0.79           1.27            2.54           32
   2010                    10.18      5.26         76,111      0.78           1.27            2.97           17
   2009                     9.98      5.57         48,833      0.77           1.28            3.22           12
   2008                     9.78      4.62         28,430      0.75           1.25            3.30           14

   CLASS C SHARES
   2012                   $10.50      5.96%     $  35,519      1.24%          1.52%           1.85%          34%
   2011                    10.10      1.59         22,806      1.24           1.52            2.09           32
   2010                    10.15      4.82         14,860      1.23           1.52            2.52           17
   2009                     9.95      5.03          4,938      1.22           1.53            2.77           12
   2008                     9.76      4.18          1,287      1.22           1.52            2.83           14

        The accompanying notes are an integral part of the financial statements.

146 HIGHMARK(R) FUNDS

                                                                                   DIVIDENDS AND
                                       INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                    ---------------------------                --------------------
                           NET
                          ASSET                   NET REALIZED                                           TOTAL
                          VALUE,        NET      AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD     INCOME+      INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
--------------------------------------------------------------------------------------------------------------------------------
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------
   FIDUCIARY SHARES
   2012                   $11.43      $0.315        $ 0.348         $0.663      $(0.313)    $    --     $(0.313)        $  --
   2011                    11.48       0.319         (0.046)         0.273       (0.321)     (0.002)     (0.323)           --
   2010                    11.20       0.339          0.279          0.618       (0.338)         --      (0.338)           --
   2009                    10.95       0.371          0.259          0.630       (0.371)     (0.009)     (0.380)           --
   2008                    10.84       0.420          0.122          0.542       (0.426)     (0.006)     (0.432)           --

   CLASS A SHARES
   2012                   $11.42      $0.286        $ 0.358         $0.644      $(0.284)    $    --     $(0.284)        $  --
   2011                    11.48       0.291         (0.057)         0.234       (0.292)     (0.002)     (0.294)           --
   2010                    11.20       0.311          0.278          0.589       (0.309)         --      (0.309)           --
   2009                    10.95       0.343          0.260          0.603       (0.344)     (0.009)     (0.353)           --
   2008                    10.83       0.391          0.135          0.526       (0.400)     (0.006)     (0.406)           --

   CLASS C SHARES
   2012                   $11.43      $0.233        $ 0.359         $0.592      $(0.232)    $    --     $(0.232)        $  --
   2011                    11.49       0.239         (0.056)         0.183       (0.241)     (0.002)     (0.243)           --
   2010 (1)                11.40       0.170          0.203          0.373       (0.283)         --      (0.283)           --
   2008 (2)                11.05       0.058          0.070          0.128       (0.058)         --      (0.058)           --
   2007                    11.12       0.360         (0.045)         0.315       (0.346)     (0.039)     (0.385)           --
   2006                    11.44       0.368         (0.230)         0.138       (0.368)     (0.090)     (0.458)           --
   2005                    11.54       0.381         (0.018)         0.363       (0.375)     (0.088)     (0.463)           --

--------------------
SHORT TERM BOND FUND
--------------------
   FIDUCIARY SHARES
   2012                   $10.10      $0.199        $ 0.055         $0.254      $(0.224)    $    --     $(0.224)        $  --
   2011                    10.12       0.219          0.006          0.225       (0.245)         --      (0.245)           --
   2010                    10.00       0.269          0.140          0.409       (0.289)         --      (0.289)           --
   2009                     9.89       0.392          0.111          0.503       (0.393)         --      (0.393)           --
   2008                     9.82       0.430          0.074          0.504       (0.434)         --      (0.434)           --

   CLASS A SHARES
   2012                   $10.09      $0.172        $ 0.044         $0.216      $(0.196)    $    --     $(0.196)        $  --
   2011                    10.10       0.191          0.016          0.207       (0.217)         --      (0.217)           --
   2010                     9.98       0.240          0.141          0.381       (0.261)         --      (0.261)           --
   2009                     9.88       0.364          0.104          0.468       (0.368)         --      (0.368)           --
   2008                     9.81       0.401          0.076          0.477       (0.407)         --      (0.407)           --

   CLASS C SHARES
   2012                   $10.21      $0.128        $ 0.052         $0.180      $(0.150)    $    --     $(0.150)        $  --
   2011                    10.22       0.147          0.014          0.161       (0.171)         --      (0.171)           --
   2010                    10.10       0.197          0.140          0.337       (0.217)         --      (0.217)           --
   2009                     9.99       0.323          0.112          0.435       (0.325)         --      (0.325)           --
   2008                     9.91       0.362          0.073          0.435       (0.355)         --      (0.355)           --

                                                                             RATIO
                                                                          OF EXPENSES
                                                                           TO AVERAGE      RATIO OF
                           NET                    NET                      NET ASSETS         NET
                          ASSET                 ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                  END      OF EXPENSES    FEE WAIVERS       INCOME       PORTFOLIO
                           END       TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD  RETURN***    (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
------------------------------------------------------------------------------------------------------------------
----------------------------------------
NATIONAL INTERMEDIATE TAX-FREE BOND FUND
----------------------------------------
   FIDUCIARY SHARES
   2012                   $11.78      5.87%     $ 73,230      0.52%          1.08%           2.71%           20%
   2011                    11.43      2.43        79,902      0.52           1.08            2.81            22
   2010                    11.48      5.60        81,121      0.51           1.07            2.99            14
   2009                    11.20      5.85        75,000      0.44           1.08            3.35            35
   2008                    10.95      5.06        62,883      0.29           1.05            3.82            19

   CLASS A SHARES
   2012                   $11.78      5.70%     $ 18,950      0.77%          1.33%           2.46%           20%
   2011                    11.42      2.08        23,674      0.77           1.33            2.56            22
   2010                    11.48      5.33        22,335      0.76           1.32            2.74            14
   2009                    11.20      5.60        19,285      0.69           1.33            3.10            35
   2008                    10.95      4.91         7,108      0.54           1.30            3.57            19

   CLASS C SHARES
   2012                   $11.79      5.22%     $  7,978      1.22%          1.58%           2.01%           20%
   2011                    11.43      1.71         4,161      1.22           1.58            2.11            22
   2010 (1)                11.49      2.25         2,363      1.21*          1.57*           2.29*           14
   2008 (2)                11.12      1.16            --      0.97*          1.43*           3.01*           19**
   2007                    11.05      2.86             6      0.97           1.55            3.22             4
   2006                    11.12      1.24            25      1.00           1.51            3.27             7
   2005                    11.44      3.15            50      1.03           1.59            3.30            14

--------------------
SHORT TERM BOND FUND
--------------------
   FIDUCIARY SHARES
   2012                   $10.13      2.55%     $102,449      0.61%          0.97%           1.98%           45%
   2011                    10.10      2.35        87,476      0.67           0.98            2.17            48
   2010                    10.12      4.04        71,122      0.66           0.99            2.67            27
   2009                    10.00      5.24        51,471      0.66           1.07            3.99            54
   2008                     9.89      5.21        52,958      0.65           0.97            4.33            43

   CLASS A SHARES
   2012                   $10.11      2.18%     $ 31,888      0.88%          1.22%           1.71%           45%
   2011                    10.09      2.07        24,353      0.95           1.23            1.89            48
   2010                    10.10      3.86        22,581      0.94           1.24            2.39            27
   2009                     9.98      4.88         9,403      0.93           1.32            3.72            54
   2008                     9.88      4.93           271      0.93           1.23            4.05            43

   CLASS C SHARES
   2012                   $10.24      1.79%     $ 24,569      1.33%          1.47%           1.26%           45%
   2011                    10.21      1.59        20,876      1.40           1.48            1.44            48
   2010                    10.22      3.37        17,565      1.39           1.49            1.94            27
   2009                    10.10      4.47         3,109      1.38           1.57            3.27            54
   2008                     9.99      4.44           362      1.37           1.47            3.61            43

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS AT END OF PERIOD, "--" IS AN AMOUNT LESS THAN $1,000.

  *   ANNUALIZED.

 **   PORTFOLIO TURNOVER RATE BASED ON ONE YEAR DATA.

*** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS BEEN ANNUALIZED.

  +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.

(1) CLASS C SHARES RESUMED OPERATIONS ON DECEMBER 4, 2009, WITH A BEGINNING NET ASSET VALUE PER SHARE OF $11.40.

(2) THE INFORMATION PRESENTED IS FOR THE PERIOD FROM AUGUST 1, 2007 THROUGH SEPTEMBER 27, 2007. CLASS C SHARES CLOSED ON SEPTEMBER 27, 2007. THE ENDING NET ASSET VALUE REFLECTS THE PRICE WHICH FINAL REDEMPTIONS WERE PAID.

The accompanying notes are an integral part of the financial statements.

                                                           HIGHMARK(R) FUNDS 147

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, (UNLESS OTHERWISE INDICATED)

                                                                                   DIVIDENDS AND
                                       INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                    ---------------------------                --------------------
                           NET
                          ASSET                   NET REALIZED                                           TOTAL
                          VALUE,        NET      AND UNREALIZED      TOTAL         NET                   FROM
                        BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND   REDEMPTION
                        OF PERIOD     INCOME+      INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS      FEES
--------------------------------------------------------------------------------------------------------------------------------
-------------------------
WISCONSIN TAX-EXEMPT FUND
-------------------------
   FIDUCIARY SHARES
   2012                   $10.37      $0.360        $ 0.515         $0.875      $(0.365)    $    --     $(0.365)         $--
   2011 (1)                10.52       0.384         (0.127)         0.257       (0.395)     (0.012)     (0.407)          --

   CLASS A SHARES
   2012                   $10.37      $0.338        $ 0.511         $0.849      $(0.339)    $    --     $(0.339)         $--
   2011                    10.52       0.365         (0.134)         0.231       (0.369)     (0.012)     (0.381)          --
   2010                    10.10       0.359          0.422          0.781       (0.361)         --      (0.361)          --
   2009 (2)                 9.61       0.267          0.481          0.748       (0.258)         --      (0.258)          --
   2008 (3)                10.35        0.37^         (0.74)         (0.37)       (0.37)         --       (0.37)          --
   2007 (3)                10.49        0.37^         (0.14)          0.23        (0.37)         --       (0.37)          --

   CLASS B SHARES
   2012                   $10.36      $0.264        $ 0.517         $0.781      $(0.261)    $    --     $(0.261)         $--
   2011                    10.51       0.293         (0.135)         0.158       (0.296)     (0.012)     (0.308)          --
   2010                    10.09       0.285          0.423          0.708       (0.288)         --      (0.288)          --
   2009 (2)                 9.60       0.212          0.482          0.694       (0.204)         --      (0.204)          --
   2008 (3)                10.34        0.29^         (0.74)         (0.45)       (0.29)         --       (0.29)          --
   2007 (3)                10.48        0.29^         (0.14)          0.15        (0.29)         --       (0.29)          --

   CLASS C SHARES
   2012                   $10.36      $0.288        $ 0.513         $0.801      $(0.291)    $    --     $(0.291)         $--
   2011                    10.51       0.318         (0.133)         0.185       (0.323)     (0.012)     (0.335)          --
   2010                    10.09       0.311          0.424          0.735       (0.315)         --      (0.315)          --
   2009 (2)                 9.60       0.216          0.481          0.697       (0.207)         --      (0.207)          --
   2008 (3)                10.34        0.29^         (0.74)         (0.45)       (0.29)         --       (0.29)          --
   2007 (3)                10.48        0.30^         (0.15)          0.15        (0.29)         --       (0.29)          --

                                                                             RATIO
                                                                          OF EXPENSES
                                                                           TO AVERAGE      RATIO OF
                           NET                    NET                      NET ASSETS         NET
                          ASSET                 ASSETS,       RATIO        EXCLUDING      INVESTMENT
                          VALUE,                  END      OF EXPENSES    FEE WAIVERS       INCOME       PORTFOLIO
                           END       TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION    TO AVERAGE      TURNOVER
                        OF PERIOD   RETURN**     (000)      NET ASSETS    OF EXPENSES     NET ASSETS        RATE
------------------------------------------------------------------------------------------------------------------
-------------------------
WISCONSIN TAX-EXEMPT FUND
-------------------------
   FIDUCIARY SHARES
   2012                   $10.88      8.57%     $    705      0.65%           1.06%          3.42%           13%
   2011 (1)                10.37      2.45           282      0.65*           1.06*          3.78*           10

   CLASS A SHARES
   2012                   $10.88      8.30%     $146,649      0.90%           1.31%          3.17%           13%
   2011                    10.37      2.28       130,165      0.90            1.31           3.53            10
   2010                    10.52      7.95       146,665      0.90            1.29           3.45            13
   2009 (2)                10.10      7.76       140,399      1.03*           1.28*          3.61*            9
   2008 (3)                 9.61     (3.72)      143,533      0.95            1.06           3.59             9
   2007 (3)                10.35      2.24       157,899      0.99            1.04           3.56             9

   CLASS B SHARES
   2012                   $10.88      7.62%     $  1,060      1.60%           1.81%          2.47%           13%
   2011                    10.36      1.66         2,100      1.60            1.81           2.83            10
   2010                    10.51      7.10         2,898      1.60            1.79           2.75            13
   2009 (2)                10.09      7.18         3,142      1.77*           1.98*          2.87*            9
   2008 (3)                 9.60     (4.43)        3,319      1.70            1.81           2.84             9
   2007 (3)                10.34      1.51         3,562      1.74            1.79           2.81             9

   CLASS C SHARES
   2012                   $10.87      7.82%     $ 17,595      1.35%           1.56%          2.71%           13%
   2011                    10.36      1.93        10,831      1.35            1.56           3.08            10
   2010                    10.51      7.37        10,157      1.35            1.54           3.00            13
   2009 (2)                10.09      7.22         6,406      1.72*           1.93*          2.92*            9
   2008 (3)                 9.60     (4.33)        6,009      1.70            1.81           2.84             9
   2007 (3)                10.34      1.51         6,640      1.74            1.79           2.81             9

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  *   ANNUALIZED.

 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

  ^   PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

(1)   COMMENCED OPERATIONS ON AUGUST 3, 2010.

(2) FOR THE NINE MONTH PERIOD ENDED JULY 31, 2009. ON JUNE 8, 2009, HIGHMARK FUNDS ACQUIRED THE ASSETS AND ASSUMED THE IDENTIFIED LIABILITIES OF NORTH TRACK EQUITY INCOME FUND, NORTH TRACK GENEVA GROWTH FUND, NORTH TRACK NYSE ARCA TECH 100 INDEX FUND AND NORTH TRACK WISCONSIN TAX-EXEMPT FUND (THE "NORTH TRACK FUNDS"). THE FISCAL YEAR END OF THE NORTH TRACK FUNDS, THE PREDECESSOR FUNDS TO HIGHMARK EQUITY INCOME FUND, HIGHMARK GENEVA GROWTH FUND, HIGHMARK NYSE ARCA TECH 100 INDEX FUND AND HIGHMARK WISCONSIN TAX-EXEMPT FUND, WAS OCTOBER 31. THE FISCAL YEAR END OF THE SUCCESSOR HIGHMARK FUNDS IS JULY 31.

(3)   FOR THE YEAR ENDED OCTOBER 31.

        The accompanying notes are an integral part of the financial statements.

148 HIGHMARK(R) FUNDS

NOTES TO FINANCIAL STATEMENTS
JULY 31, 2012

1. ORGANIZATION

HighMark(R) Funds ("HighMark" or the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

HighMark is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company with twenty-six separate funds. All the series of Highmark Funds included in the Trust, except for Wisconsin Tax-Exempt Fund, are diversified investment companies. The following funds of the Trust are included in these financial statements: Balanced Fund, Cognitive Value Fund, Enhanced Growth Fund, Equity Income Fund, Geneva Mid Cap Growth Fund, Geneva Small Cap Growth Fund, International Opportunities Fund, Large Cap Core Equity Fund (formerly Core Equity Fund), Large Cap Growth Fund, NYSE Arca Tech 100 Index Fund, Small Cap Core Fund (formerly Small Cap Advantage Fund), Value Fund (formerly Value Momentum Fund) (collectively, the "Equity Funds"), Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund and Wisconsin Tax-Exempt Fund (collectively, the "Fixed-Income Funds"), Tactical Capital Growth Allocation Fund (formerly Capital Growth Allocation Fund) and Tactical Growth & Income Allocation Fund (formerly Growth & Income Allocation Fund) (collectively, the "Asset Allocation Funds"). The Equity Funds, the Fixed-Income Funds, and the Asset Allocation Funds are collectively the "Funds" and each is a "Fund." Pursuant to HighMark's multiple class plan, the Funds offer up to six classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively, the "Retail Shares"), Fiduciary Shares, Class U Shares and Class M Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

Class B Shares of the Funds are closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

Effective March 26, 2012, Class B Shares of Large Cap Core Equity Fund and California Intermediate Tax-Free Bond Fund were terminated, and any outstanding Class B Shares of such Funds were converted into Class A Shares of such Funds as of such date.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security

                                                           HIGHMARK(R) FUNDS 149

JULY 31, 2012

has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for a significant amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities held by the Funds that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc. (the "Adviser" or the "Administrator"), a wholly owned subsidiary of Union Bank, N.A. (the "Bank") (a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval", which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

FAIR VALUE MEASUREMENTS -- The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

      o     Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

      o     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o     Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. Transfers in and out of Level 1, 2 and 3 are based on values at the end of period. For the year ended July 31, 2012, there were no Level 3 transfers.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Certain foreign equity securities that are fair value adjusted through an independent pricing service, which considers statistically relevant trading patterns, may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements. The International Opportunities Fund and the Value Fund held securities valued at $91,637,766 and $7,968,228, respectively, as of July 31, 2011 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the fiscal year ended July 31, 2012. The common stocks transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices as of July 31, 2011 that are now being fair value adjusted as of July 31,2012. The value of securities held by the International Opportunities Fund and the Value Fund that was transferred to Level 2 as of July 31, 2012 is $76,833,761 and $6,031,652, respectively.

A summary of the levels for each of the Fund's investments as of July 31, 2012 is included with each Fund's schedule of investments.

150 HIGHMARK(R) FUNDS

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars on the following basis:

      (I) market value of investment securities, assets and liabilities are translated to U.S. dollars at the current rate of exchange; and

      (II) purchases and sales of investment securities, income and expenses are translated to U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of securities. The Funds report certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The International Opportunities Fund may enter into spot and forward foreign currency contracts as hedges against either specific transactions, Fund positions or anticipated Fund positions. All commitments are "marked-to-market" daily using the applicable spot or forward foreign exchange rate, and any resulting unrealized gains or losses are recorded. The International Opportunities Fund realizes gains and losses at the time the spot or forward contracts are extinguished. Unrealized gains or losses on outstanding positions in spot and forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. The International Opportunities Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Also, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities. The only Fund to have engaged in foreign currency contracts was the International Opportunities Fund. During the year ended July 31, 2012, the average number of foreign currency contracts outstanding held by the International Opportunities Fund, based on a quarterly average was 1. The unrealized appreciation and depreciation on foreign currency contracts at July 31, 2012, and the net realized gain (loss) and change in unrealized appreciation (depreciation) on foreign currency contracts for the year ended July 31, 2012, are presented in separate lines on the statement of assets and liabilities and statement of operations, respectively.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign investments, as soon as the Fund is made aware of it.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited. Repurchase agreements held by the Funds are generally backed by U.S. Treasury and U.S. Government agency obligations except when the Funds enter into repurchase agreements in connection with the reinvestment of security lending collateral, in which case, corporate obligations may also be used as collateral for repurchase agreement investments.

OPTIONS TRANSACTIONS -- In the normal course of pursuing their investment objectives, certain Funds are subject to price volatility risk. In order to produce incremental earnings and protect gains or minimize losses, certain Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that a Fund gives up the opportunity of profit if the market price of the underlying security increases. Also, certain Funds may purchase call or put options with respect to securities that are permitted investments, as described in the Funds' prospectuses. The risk in purchasing options is limited to the premium paid. Counterparty risk is the risk to the option buyer that the writer will not buy or sell the underlying securities as agreed.

A Fund realizes a gain or loss upon the expiration of a written call or purchased call or put option, respectively. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

When a purchased call or put option is closed prior to expiration by being exercised, the cost of investments purchased or sold, respectively, is increased by the amount of original premium paid.

A Fund records unrealized depreciation when the underlying security's market price rises (in case of a written call) and unrealized appreciation/depreciation when the underlying security's market price changes (in case of a purchased call or put) to the extent sufficient to cover the option premium and transaction costs.

There were no written options during the year ended July 31, 2012.

FUTURES CONTRACTS -- The Equity Income Fund, the International Opportunities Fund, the Large Cap Core Equity Fund, the NYSE Arca Tech 100 Index Fund, the Small Cap Core Fund, the Tactical Capital Growth Allocation Fund and the Tactical Growth & Income Allocation Fund utilized futures contracts during the

                                                           HIGHMARK(R) FUNDS 151

JULY 31, 2012

year ended July 31, 2012. The Funds' investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices or are designed for tactical hedging purposes. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily at the settlement price established each day by the board of exchange on which they are traded, and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be a decrease in the price of the underlying securities or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. Additionally, the risk exists that losses could exceed amounts disclosed on the statement of assets and liabilities.

As of July 31, 2012, the International Opportunities Fund, the Large Cap Core Equity Fund, the Small Cap Core Fund, the Tactical Capital Growth Allocation Fund and the Tactical Growth & Income Allocation Fund were the only Funds to have open futures contracts. During the year ended July 31, 2012, the average number of futures contracts outstanding, based on a quarterly average, was 1, 20, 13, 17, 17, 2 and 3 for the Equity Income Fund, the International Opportunities Fund, the Large Cap Core Equity Fund, the NYSE Arca Tech 100 Index Fund, the Small Cap Core Fund, the Tactical Capital Growth Allocation Fund and the Tactical Growth & Income Allocation Fund, respectively. The unrealized appreciation and depreciation on futures contracts at July 31, 2012, and the net realized gain (loss) and change in unrealized appreciation (depreciation) on futures contracts for the year ended July 31, 2012, are presented in separate lines on the statement of assets and liabilities and statement of operations, respectively.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by a Fund on a when-issued or forward commitment basis can take place up to a month or more after the trade date. During the period, such securities are subject to market fluctuations. The Funds may maintain, in a segregated account with their custodian, assets with a market value equal to or greater than the amount of its purchase commitments. These securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates or other market environment factors. Therefore, the purchase of securities on a "when-issued" basis may increase the risk of fluctuations in a Fund's net asset value.

DISCOUNTS AND PREMIUMS -- Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

ASSET ALLOCATION FUNDS -- In addition to the direct expenses borne by the shareholders of the Asset Allocation Funds, the shareholders also bear indirectly a proportionate share of the expenses of the investment companies in which the Funds invest ("underlying funds"). Capital gain distributions from the underlying funds are booked as realized gains.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each of the Equity Funds may declare and pay dividends from net investment income periodically, each of the Fixed-Income Funds may declare and pay dividends from net investment income monthly and the Asset Allocation Funds may declare and pay dividends from net investment income quarterly. None of the Funds has a targeted dividend rate, and none of the Funds guarantees that it will pay any dividends or other distributions. Any net realized capital gains, if any, will be distributed at least annually by all Funds.

DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by the Board, members of the Board (the "Trustees") who are not officers or employees of the Bank or any subsidiary of the Bank are permitted to defer a portion of their annual compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation. The deferred compensation obligation is allocated to the Funds based on average net assets.

REDEMPTION AND EXCHANGE FEES -- The redemption fee and the exchange fee are designed to discourage short-term trading. Proceeds of the fees are recorded as an increase to paid-in capital of the applicable Fund.

CURRENT, EFFECTIVE OCTOBER 16, 2006
--------------------------------------------------------------------------------
                                                       FIDUCIARY CLASS
                                            ------------------------------------
Cognitive Value                             2% redemption and   30 days or less
                                            exchange fees       after purchase
Geneva Small Cap Growth                     2% redemption       30 days or less
                                            and exchange fees   after purchase
International Opportunities                 2% redemption       30 days or less
                                            and exchange fees   after purchase
Small Cap Core                              2% redemption       30 days or less
                                            and exchange fees   after purchase

152 HIGHMARK(R) FUNDS

CURRENT, EFFECTIVE OCTOBER 16, 2006
--------------------------------------------------------------------------------
                                                          CLASS A
                                            ------------------------------------
Cognitive Value                             2% redemption       30 days or less
                                            and exchange fees   after purchase
Geneva Small Cap Growth                     2% redemption       30 days or less
                                            and exchange fees   after purchase
International Opportunities                 2% redemption       30 days or less
                                            and exchange fees   after purchase
Small Cap Core                              2% redemption       30 days or less
                                            and exchange fees   after purchase

                                                          CLASS M
                                            ------------------------------------
Cognitive Value                             2% redemption       30 days or less
                                            and exchange fees   after purchase
International Opportunities                 2% redemption       30 days or less
                                            and exchange fees   after purchase

For the year ended July 31, 2012, the Cognitive Value Fund, the Geneva Small Cap Growth Fund, the International Opportunities Fund and the Small Cap Core Fund received redemption fees of $610, $677, $585 and $118, respectively. A Fund's redemption fees are allocated to all classes in that Fund based on relative net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an Investment Advisory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:

Balanced .................................   0.60%
Cognitive Value ..........................   0.75% on the first $500 million
                                             0.70% on assets over $500 million
Enhanced Growth ..........................   0.75% on the first $500 million
                                             0.70% on the next $500 million
                                             0.65% on assets over $1 billion
Equity Income ............................   0.55% on the first $100 million
                                             0.50% on the next $400 million
                                             0.45% on assets over $500 million
Geneva Mid Cap Growth ....................   0.75% on the first $250 million
                                             0.70% on the next $250 million
                                             0.65% on assets over $500 million
Geneva Small Cap Growth ..................   1.00% on the first $250 million
                                             0.95% on the next $250 million
                                             0.90% on assets over $500 million
International Opportunities ..............   0.75% on the first $1 billion
                                             0.70% on assets over $1 billion
Large Cap Core Equity ....................   0.60%
Large Cap Growth .........................   0.60%
NYSE Arca Tech 100 Index .................   0.50% on the first $50 million
                                             0.30% on the next $200 million
                                             0.25% on the next $250 million
                                             0.20% on assets over $500 million
Small Cap Core ...........................   0.95%
Value ....................................   0.60%
Tactical Capital Growth Allocation .......   0.175%
Tactical Growth & Income Allocation ......   0.175%
Bond .....................................   0.50%
California Intermediate Tax-Free Bond ....   0.50%
National Intermediate Tax-Free Bond ......   0.50%
Short Term Bond ..........................   0.40%
Wisconsin Tax-Exempt .....................   0.50% on the first $250 million
                                             0.40% on assets over $250 million

Effective December 1, 2011, the Adviser contractually agreed to reduce its fees (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by a Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) through November 30, 2012 and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

                                      FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS U   CLASS M
                                        SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                      ---------   -------   -------   -------   -------   -------
Balanced ..........................     0.99%      1.24%     1.84%     1.84%      n/a       n/a
Cognitive Value ...................     1.22       1.47       n/a      2.07       n/a      1.07%
Enhanced Growth ...................     1.20       1.45       n/a      2.05       n/a      1.05
Equity Income .....................     0.90       1.15      1.75      1.75       n/a       n/a
Geneva Mid Cap Growth .............     1.13       1.38      1.98      1.98       n/a       n/a
Geneva Small Cap Growth ...........     1.37       1.62       n/a      2.22       n/a       n/a
International Opportunities .......     1.27       1.42       n/a      2.12       n/a      1.12
Large Cap Core Equity .............     0.97       1.22       n/a      1.82       n/a       n/a
Large Cap Growth ..................     1.02       1.27      1.87      1.87       n/a       n/a
NYSE Arca Tech 100 Index ..........     0.83       1.08      1.68      1.68       n/a       n/a
Small Cap Core ....................     1.37       1.62       n/a      2.22       n/a       n/a
Value (1) .........................     1.00       1.25      1.85      1.85      0.87%      n/a
Tactical Capital Growth
   Allocation .....................     0.33       0.58       n/a      1.28       n/a       n/a
Tactical Growth & Income
   Allocation .....................     0.33       0.58       n/a      1.28       n/a       n/a
Bond ..............................     0.72       0.97      1.65      1.40       n/a       n/a
California Intermediate
   Tax-Free Bond ..................     0.54       0.79       n/a      1.24       n/a       n/a
National Intermediate
   Tax-Free Bond ..................     0.52       0.77       n/a      1.22       n/a       n/a
Short Term Bond ...................     0.60       0.85       n/a      1.30       n/a       n/a
Wisconsin Tax-Exempt ..............     0.65       0.90      1.60      1.35       n/a       n/a

----------

(1) Expense limitations shown above for Fiduciary, Class A, Class B, and Class C Shares are in effect for the period March 26, 2012 through November 30, 2013. From December 1, 2011 through March 26, 2012, the expense limitations in effect for Fiduciary, Class A, Class B and Class C Shares were 1.02%, 1.27%, 1.87% and 1.87%, respectively.

n/a -- not applicable

Effective August 1, 2011 through November 30, 2011, the Adviser contractually agreed to reduce its fees (excluding Excluded Costs) and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

                                      FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS U   CLASS M
                                        SHARES    SHARES    SHARES    SHARES    SHARES    SHARES
                                      ---------   -------   -------   -------   -------   -------
Balanced ..........................     0.99%      1.24%     1.84%     1.84%      n/a       n/a
Cognitive Value ...................     1.22       1.47       n/a      2.07       n/a      1.07%
Enhanced Growth ...................     1.20       1.45       n/a      2.05       n/a      1.05
Equity Income .....................     0.90       1.15      1.75      1.75       n/a       n/a
Geneva Mid Cap Growth .............     1.13       1.38      1.98      1.98       n/a       n/a
Geneva Small Cap Growth ...........     1.37       1.62       n/a      2.22       n/a       n/a
International Opportunities .......     1.47       1.62       n/a      2.32       n/a      1.32
Large Cap Core Equity .............     1.00       1.25      1.85      1.85       n/a       n/a
Large Cap Growth ..................     1.02       1.27      1.87      1.87       n/a       n/a
NYSE Arca Tech 100 Index ..........     0.83       1.08      1.68      1.68       n/a       n/a
Small Cap Core ....................     1.37       1.62       n/a      2.22       n/a       n/a

                                                           HIGHMARK(R) FUNDS 153

JULY 31, 2012

                                      FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS U   CLASS M
                                        SHARES     SHARES    SHARES    SHARES    SHARES    SHARES
                                      ---------   -------   -------   -------   -------   -------
Value                                   1.02%      1.27%     1.87%     1.87%     0.87%      n/a
Tactical Capital Growth
  Allocation ......................     0.33       0.58       n/a      1.28       n/a       n/a
Tactical Growth & Income
  Allocation ......................     0.33       0.58       n/a      1.28       n/a       n/a
Bond                                    0.79       1.04      1.72      1.47       n/a       n/a
California Intermediate
  Tax-Free Bond ...................     0.54       0.79      1.49      1.24       n/a       n/a
National Intermediate
  Tax-Free Bond ...................     0.52       0.77       n/a      1.22       n/a       n/a
Short Term Bond ...................     0.70       0.95       n/a      1.40       n/a       n/a
Wisconsin Tax-Exempt ..............     0.65       0.90      1.60      1.35       n/a       n/a

*     Class U Shares were effective October 7, 2011.

Effective December 1, 2009, the Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. The Funds will make such payment only if the annual operating expenses of each Fund share class (exclusive of the Excluded Costs), at the time of such payment, are below the contractual fee limit in effect at the time the waiver/expense reimbursement occurs. This recoupment could reduce a Fund's future total return. For the year ended July 31, 2012, the Funds did not recoup any fees or expenses.

The total amount of fees waived and/or assumed by the Adviser during the last fiscal year ended July 31, and is therefore currently eligible for recoupment provided that the total recoupment does not exceed the Funds' respective limitation, is as follows:

                                              EXPIRING   EXPIRING    EXPIRING
                                                2013       2014        2015
                                             ---------   ---------   ---------
Balanced .................................   $  73,760   $ 115,433   $ 129,687
Cognitive Value ..........................          --       9,308      26,676
Enhanced Growth ..........................       3,996      28,031      37,836
Equity Income ............................      73,275     126,695     135,128
Geneva Mid Cap Growth ....................     122,334     210,531     200,637
Geneva Small Cap Growth ..................      47,565      89,482     105,288
Large Cap Core Equity ....................      48,012      79,695     126,910
Large Cap Growth .........................      66,315     104,813     111,298
NYSE Arca Tech 100 Index .................      68,245     185,874     173,232
Small Cap Core ...........................      48,889      78,535     129,221
Value ....................................       6,388      27,483      76,910
Tactical Capital Growth
  Allocation .............................     113,246     178,836     193,598
Tactical Growth & Income
  Allocation .............................      99,056     168,054     205,035
Bond .....................................      53,629     133,816     311,037
California Intermediate
  Tax-Free Bond ..........................     334,529     628,741     682,900
National Intermediate
  Tax-Free Bond ..........................     239,461     391,114     378,140
Short Term Bond ..........................      57,114     105,854     194,093
Wisconsin Tax-Exempt .....................     200,279     322,056     317,011

A Fund's total actual annual operating expense ratio may be less than the amount shown for such Fund above due to additional waivers/reimbursements described below.

Effective June 1, 2011, the Adviser and Bailard, Inc. ("Bailard") are parties to an investment sub-advisory agreement relating to the Cognitive Value Fund, the Enhanced Growth Fund and the International Opportunities Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million and 0.35% on the daily net assets over $500 million of the Cognitive Value Fund. Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $500 million, 0.35% on the daily net assets on the next $500 million and 0.325% on the daily net assets over $1 billion of the Enhanced Growth Fund. Effective December 1, 2011, Bailard is entitled to receive a fee at the annual rate of 0.375% of the daily net assets on the first $1 billion and 0.350% of the daily net assets over $1 billion of the International Opportunities Fund. Prior to December 1, 2011, Bailard was entitled to receive a fee at the annual rate of 0.475% of the daily net assets on the first $250 million, 0.45% on the daily net assets on the next $250 million, 0.425% on the daily net assets on the next $500 million and 0.4% on the daily net assets over $1 billion of the International Opportunities Fund. Bailard's fee is paid from the Adviser's fee. Previously, Bailard had an investment sub-advisory agreement, with the same pre-December 1, 2011 compensation structure disclosed above, with the Adviser from April 3, 2006 to May 31, 2011.

Effective October 8, 2010, the Adviser and Ziegler Lotsoff Capital Management, LLC ("Ziegler") entered into a new investment sub-advisory agreement relating to the Equity Income Fund. Ziegler is entitled to be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to the Adviser by the Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of High-Mark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month. Ziegler's fee is paid from the Adviser's fee. Previously, Ziegler had an interim investment sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from May 21, 2010 to October 7, 2010 relating to the Equity Income Fund.

Effective October 18, 2010, the Adviser and Ziegler entered into a new investment sub-advisory agreement relating to the NYSE Arca Tech 100 Index Fund. Ziegler shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to Adviser by the Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates

154 HIGHMARK(R) FUNDS

(whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month, minus (iii) all amounts paid by the Fund and/or Adviser with respect to such month pursuant to any license agreement relating to the Fund's use of the NYSE Arca Tech 100 Index and/or any trademarks Archipelago Holdings, Inc. ("Licensing Agreement") or any successor thereto owns or to which it has rights. Ziegler's fee is paid from the Adviser's fee. Previously, Ziegler had an interim investment sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from May 21, 2010 to October 17, 2010 relating to the NYSE Arca Tech 100 Index Fund.

Effective October 8, 2010, the Adviser and Ziegler entered into a new investment sub-advisory agreement relating to the Wisconsin Tax-Exempt Fund. Ziegler shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the adjusted gross advisory fee payable to Adviser by the Fund with respect to such month, minus (ii) the lesser of (1) the contractually committed expense reimbursement rate, if any, in effect on the date the Fund commences operations and (2) the contractually committed expense reimbursement rate, if any, then in effect, minus (iii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month. Ziegler's fee is paid from the Adviser's fee. Previously, Ziegler had an interim investment sub-advisory agreement, with the same compensation structure disclosed above, with the Adviser from May 21, 2010 to October 7, 2010 relating to the Wisconsin Tax-Exempt Fund.

The Adviser and Geneva Capital Management Ltd. ("Geneva") entered into two investment sub-advisory agreements relating to the Geneva Mid Cap Growth Fund and the Geneva Small Cap Growth Fund, respectively. Geneva shall be paid monthly a fee equal, with respect to any particular month, to 50% of the total of (i) the gross advisory fee payable to Adviser by the applicable Fund with respect to such month, minus (ii) any adviser pay or supplemental payments paid to financial intermediaries or other third parties under agreements executed after the Geneva Mid Cap Growth Fund and the Geneva Small Cap Growth Fund commence operations, for the offering or sale of shares in such Fund or the ongoing maintenance of relationships with shareholders of such Fund (including the performance of services with respect to such shareholders) by an adviser or a distributor of HighMark or any of its affiliates (whether as revenue sharing, or for shareholder services, recordkeeping services or other services) with respect to such month up to an amount not to exceed 0.10% of the average daily net assets of the Fund with respect to such month. Geneva's fee is paid from the Adviser's fee.

The Administrator and HighMark are parties to an administrative services agreement (the "Administrative Services Agreement") under which the Administrator provides the Funds with administrative services for an annual fee of 0.15% of the first $8 billion of the average daily net assets of the Funds and 0.14% of such average daily net assets in excess of $8 billion allocated to each Fund based on its respective net assets. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator.

Pursuant to a separate agreement with the Administrator, BNY Mellon Investment Servicing (US) Inc. (the "Sub-Administrator") performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 billion of the aggregate average net assets of the Funds and 0.015% of such assets in excess of $8 billion. For the year ended July 31, 2012, the Sub-Administrator earned sub-administration fees in the amount of $735,441.

Certain officers of HighMark and Trustees who are deemed to be "interested persons" of HighMark as defined in the 1940 Act ("Interested Trustees") are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers and Interested Trustees, except for the Funds' Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The Trustees who are not "interested persons" of HighMark ("Independent Trustees") receive quarterly retainer fees and fees and expenses for each meeting of the Board attended, which is paid by the Funds.

Boston Financial Data Services, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds.

HighMark Funds Distributors, LLC (formerly known as HighMark Funds Distributors, Inc.) (the "Distributor"), a wholly owned subsidiary of Foreside Funds Distributors LLC (formerly known as BNY Mellon Distributors LLC), and HighMark are parties to an underwriting agreement dated July 1, 2010. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B and Class C Shares that allow each Fund to pay distribution and service fees to the Distributor as compensation for its services under the Plans. The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund's Class A Shares, 0.75% of the daily net assets attributable to each Fund's Class B Shares and 1.00% of the daily net assets attributable to each Fund's Class C Shares (0.75% of the daily net assets of the Bond Fund, the California Intermediate Tax-Free Bond Fund, the National Intermediate Tax-Free Bond Fund, the Short Term Bond Fund and the Wisconsin Tax-Exempt Fund), which may be used by the Distributor to provide compensation for sales support and distribution activities.

                                                           HIGHMARK(R) FUNDS 155

JULY 31, 2012

HighMark has also adopted shareholder service plans/ agreements permitting payment of compensation to service providers, which may include the Bank or its affiliates that have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for certain classes of all Funds for the year ended July 31, 2012. For the year ended July 31, 2012, the Bank, or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $2,485,396, which is included in the shareholder servicing fees and the related waivers on the statements of operations. The shareholder servicing fee waivers by the Bank, or its affiliates, are voluntary and not subject to recoupment.

A sales charge is imposed on purchases of Class A Shares at the following rates:

                                                                      CLASS A
                                                                      SHARES*
                                                                      -------
   Balanced .....................................................       5.50%
   Cognitive Value ..............................................       5.50
   Enhanced Growth ..............................................       5.50
   Equity Income ................................................       5.50
   Geneva Mid Cap Growth ........................................       5.50
   Geneva Small Cap Growth ......................................       5.50
   International Opportunities ..................................       5.50
   Large Cap Core Equity ........................................       5.50
   Large Cap Growth .............................................       5.50
   NYSE Arca Tech 100 Index .....................................       5.50
   Small Cap Core ...............................................       5.50
   Value ........................................................       5.50
   Tactical Capital Growth Allocation ...........................       5.50
   Tactical Growth & Income Allocation ..........................       5.50
   Bond .........................................................       2.25
   California Intermediate Tax-Free Bond ........................       2.25
   National Intermediate Tax-Free Bond ..........................       2.25
   Short Term Bond ..............................................       2.25
   Wisconsin Tax-Exempt .........................................       2.25

* Maximum sales charge as a percentage of offering price. Lower sales charges apply based on amount invested.

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

             YEARS SINCE                       CONTINGENT DEFERRED
            PURCHASE MADE                         SALES CHARGE
         ----------------------------------------------------------
               First ...............................    5%
               Second ..............................    4%
               Third ...............................    3%
               Fourth ..............................    3%
               Fifth ...............................    2%
               Sixth ...............................    1%
               Seventh and Eighth ..................   None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.00625% of each Fund's daily net assets except for the International Opportunities Fund, which pays fees based on transactions and assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

4. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities by the Equity Funds and Fixed Income Funds, excluding short-term investments and U.S. government securities, for the year ended July 31, 2012 are as follows:

                                               INVESTMENT SECURITIES
                                            ----------------------------
                                              PURCHASES         SALES
                                            -------------   ------------
Balanced ................................    $  9,666,684   $ 12,091,504
Cognitive Value .........................     224,900,664    235,861,057
Enhanced Growth .........................       9,175,273     23,491,089
Equity Income ...........................      17,542,600     16,172,074
Geneva Mid Cap Growth ...................     463,492,377    104,613,470
Geneva Small Cap Growth .................      25,513,868     13,193,879
International Opportunities .............     204,004,287    229,897,347
Large Cap Core Equity* ..................      48,837,642     61,720,615
Large Cap Growth ........................      38,094,678     50,010,120
NYSE Arca Tech 100 Index ................      58,354,179     83,669,916
Small Cap Core* .........................      57,248,629     68,305,027
Value* ..................................     135,254,458    174,658,906
Tactical Capital Growth Allocation* .....      18,192,399     24,954,743
Tactical Growth & Income Allocation* ....      28,176,473     37,556,718
Bond ....................................     130,467,952    130,788,975
California Intermediate Tax-Free Bond ...     111,034,589     82,208,044
National Intermediate Tax-Free Bond .....      20,799,491     25,361,565
Short Term Bond .........................      70,379,910     53,640,856
Wisconsin Tax-Exempt ....................      27,935,382     18,914,563

*  The cost of purchases excludes $13,489,672, $46,052,732, $53,805,559,
   $9,377,589 and $15,316,064 on the Large Cap Core Equity Fund, the Small Cap Core Fund, the Value Fund, the Tactical Capital Growth Allocation Fund and the Tactical Growth & Income Allocation Fund, respectively, from securities received from the Reorganization (see Note 8).

The purchases and sales (including maturities) of U.S. government securities by the Equity Funds and Fixed-Income Funds for the year ended July 31, 2012 are as follows:

                                                 INVESTMENT SECURITIES
                                              ---------------------------
                                               PURCHASES        SALES
                                              -----------   -------------
Balanced .................................    $   440,673   $     880,385
Bond .....................................     34,740,103      31,098,176
Short Term Bond ..........................     17,832,093       8,867,692

Investments made by the Asset Allocation Funds in other HighMark Funds are considered to be investments in Affiliated Companies as defined under section 2(a)(2) of the 1940 Act.

156 HIGHMARK(R) FUNDS

A summary of the investment and income activity in each affiliated registered investment company's Fiduciary Shares for each Asset Allocation Fund is as follows:

                                TACTICAL CAPITAL GROWTH ALLOCATION
--------------------------------------------------------------------------------------------------
                                                                         NET REALIZED  INCOME FROM
AFFILIATED REGISTERED                                                       GAINS      AFFILIATED
INVESTMENT COMPANY                          SUBSCRIPTIONS   REDEMPTIONS   (LOSSES)(1)  INVESTMENTS
---------------------                       ------------   ------------  ------------  -----------
Cognitive Value ........................    $   1,397,845  $    771,565  $    (14,971) $    14,705
Enhanced Growth ........................          536,013       269,029        55,221           --
Equity Income ..........................        1,170,664       898,955        62,302       14,422
Geneva Mid Cap Growth ..................        1,232,364       316,508       218,015           --
Geneva Small Cap Growth ................        1,285,291       469,381       139,184           --
International Opportunities ............        2,948,603     1,559,751        45,724      178,145
Large Cap Core Equity (2) ..............        8,618,799     9,120,070       380,665      109,116
Large Cap Growth .......................          557,696     1,211,377        93,859        3,534
NYSE Arca Tech 100 Index ...............          714,661       136,778        30,739           --
Small Cap Core (2) .....................        3,422,831     2,004,743       867,577       17,601
Value (2) ..............................       10,505,639    11,544,572       (16,680)      96,068
Bond ...................................          234,858       478,323         8,498        1,258
Short Term Bond ........................        2,112,685     1,851,499        19,730       64,484
Diversified Money Market ...............        1,006,029     1,032,842            --           --
                                            -------------  ------------  ------------  -----------
                                            $  35,743,978  $ 31,665,393  $  1,889,863  $   499,333
                                            =============  ============  ============  ===========

                                TACTICAL GROWTH & INCOME ALLOCATION
-------------------------------------------------------------------------------------------------
                                                                         NET REALIZED  INCOME FROM
AFFILIATED REGISTERED                                                       GAINS      AFFILIATED
INVESTMENT COMPANY                          SUBSCRIPTIONS  REDEMPTIONS    (LOSSES)(1)  INVESTMENTS
---------------------                       ------------   ------------  ------------  -----------
Cognitive Value ........................    $   1,760,153  $  1,051,435  $    (24,620) $    15,793
Enhanced Growth ........................          554,154       231,833        47,493           --
Equity Income ..........................        1,207,530       921,719        65,806       15,133
Geneva Mid Cap Growth ..................        1,538,779       670,907       294,032           --
Geneva Small Cap Growth ................        1,474,663       593,510       117,545           --
International Opportunities ............        3,886,827     2,055,611       (24,955)     195,462
Large Cap Core Equity (2) ..............        7,674,825     7,113,503     1,331,752       99,089
Large Cap Growth .......................        1,108,215     1,176,264       344,215        3,814
NYSE Arca Tech
   100 Index ...........................          724,066       115,332        26,919           --
Small Cap Core (2) .....................        4,789,506     2,832,694       952,006        5,355
Value (2) ..............................       12,708,454    12,311,997       653,511      110,053
Bond ...................................        4,305,671     4,627,419       283,250      154,234
Short Term Bond ........................        7,277,915     6,708,958        33,092      184,807
Diversified Money Market ...............               --       17,902            --           --
                                            -------------  ------------  ------------  -----------
                                            $  49,010,758  $ 40,429,084  $  4,100,046  $   783,740
                                            =============  ============  ============  ===========

(1) Net realized gain or loss includes distributions from capital gains, if any.

(2)   Includes values in connection with the Reorganization (see Note 8).

      Amounts designated as "--" are either $0 or have been rounded to $0.

5. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required. The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2009 through July 31, 2012) and have concluded that no provision for income tax is required in their financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Permanent differences are primarily attributable to net operating losses, distribution reclasses, different treatment for gains and losses on paydowns of mortgage- and asset-backed securities, different treatment for income, gains and losses from partnership securities, capital loss carryforwards expiring, reclassifications of long-term capital gain distributions on Real Estate Investment Trust securities, gains and losses on passive foreign investment companies and the classification of gains and losses on foreign currency for tax purposes. The following permanent differences have been reclassified to/from the following accounts:

                                      UNDISTRIBUTED   UNDISTRIBUTED
                                     NET INVESTMENT   NET REALIZED     PAID-IN
                                        INCOME            GAIN         CAPITAL
                                     --------------   -------------   ----------
Balanced ........................     $  5,583        $      (5,583)  $       --
Cognitive Value .................      143,214             (143,214)          --
Enhanced Growth .................       60,079              (60,079)          --
Equity Income ...................       56,696              (56,611)         (85)
International Opportunities .....      853,862             (853,862)          --
Large Cap Core Equity ...........        7,126             (676,693)     669,567
Small Cap Core ..................       47,707          (27,437,289)  27,389,582
Value ...........................       (5,806)         (15,129,542)  15,135,348
Tactical Capital Growth
   Allocation ...................      119,710             (650,111)     530,401
Tactical Growth & Income
   Allocation ...................      166,460             (519,415)     352,955
Bond ............................      362,808             (362,808)          --
California Intermediate Tax-
   Free Bond ....................        6,137               (6,137)          --
Short Term Bond .................      327,319             (327,319)          --

These reclassifications have no effect on net assets or net asset value per share of the Funds.

                                                           HIGHMARK(R) FUNDS 157

JULY 31, 2012

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2012 and July 31, 2011 were as follows:

                                                               LONG-TERM    RETURN
                                   TAX-EXEMPT    ORDINARY       CAPITAL       OF
                                     INCOME      INCOME (1)       GAIN      CAPITAL      TOTAL
                                   ----------   -----------   -----------   -------   -----------
Balanced
   2012 ........................   $       --   $   288,042   $        --   $    --   $   288,042
   2011 ........................           --       393,280            --        --       393,280
Cognitive Value
   2012 ........................           --       816,440            --        --       816,440
   2011 ........................           --     1,222,687            --        --     1,222,687
Equity Income
   2012 ........................           --       532,506            --        --       532,506
   2011 ........................           --       490,028            --        --       490,028
Geneva Mid Cap
   Growth
   2012 ........................           --            --    10,293,782        --    10,293,782
   2011 ........................           --            --       366,455        --       366,455
Geneva Small
   Cap Growth
   2012 ........................           --            --       920,040        --       920,040
   2011 ........................           --       228,722       268,310        --       497,032
International
   Opportunities
   2012 ........................           --     6,178,695            --        --     6,178,695
   2011 ........................           --     4,902,880            --        --     4,902,880
Large Cap Core
   Equity.
   2012 ........................           --       641,038            --        --       641,038
   2011 ........................           --       694,987            --        --       694,987
Large Cap
   Growth
   2012 ........................           --        88,008            --        --        88,008
   2011 ........................           --       962,853            --        --       962,853
Value
   2012 ........................           --     4,321,830    12,340,098              16,661,928
   2011 ........................           --     6,256,107        71,499        --     6,327,606

                                                               LONG-TERM    RETURN
                                   TAX-EXEMPT    ORDINARY       CAPITAL       OF
                                     INCOME      INCOME (1)       GAIN      CAPITAL      TOTAL
                                   ----------   -----------   -----------   -------   -----------
Tactical Capital
   Growth
   Allocation
   2012 ........................   $       --   $   298,205   $        --   $    --   $   298,205
   2011 ........................           --       207,318            --        --       207,318
Tactical Growth
   & Income
   Allocation
   2012 ........................           --       591,650            --        --       591,650
   2011 ........................           --       445,253            --        --       445,253
Bond
   2012 ........................           --    14,745,977     5,753,965        --    20,499,942
   2011 ........................           --    13,824,027     3,048,333        --    16,872,360
California
   Intermediate
   Tax-Free Bond
   2012 ........................    5,881,176         5,110            --        --     5,886,286
   2011 ........................    5,722,725            --            --        --     5,722,725
National
   Intermediate
   Tax-Free
   Bond
   2012 ........................    2,743,629            --            --        --     2,743,629
   2011 ........................    2,986,280            --        14,144        --     3,000,424
Short Term Bond
   2012 ........................           --     2,929,477            --        --     2,929,477
   2011 ........................           --     2,936,807            --        --     2,936,807
Wisconsin Tax-
   Exempt
   2012 ........................    4,790,401         6,242            --        --     4,796,643
   2011 ........................    5,355,376         8,551       181,311        --     5,545,238

(1) For tax purposes, short-term capital gain distributions, if any, are considered ordinary income distributions.

      Amounts designated as "--" are $0.

As of July 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                              UNDISTRIBUTED    UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL
                                                 ORDINARY        TAX-EXEMPT      LONG-TERM         LOSS
                                                  INCOME          INCOME        CAPITAL GAIN    CARRYFORWARD
                                              -------------   --------------   -------------   -------------
Balanced ..................................   $      28,750   $           --   $     236,141   $         --
Cognitive Value ...........................         126,340               --              --      (3,764,904)
Enhanced Growth ...........................              --               --              --     (11,611,334)
Equity Income .............................          61,066               --              --      (8,295,398)
Geveva Mid Cap Growth .....................              --               --       7,203,361              --
Geneva Small Cap Growth ...................              --               --       1,218,948              --
International Opportunities ...............       3,880,641               --              --     (48,066,857)
Large Cap Core Equity .....................              --               --              --     (16,999,414)
Large Cap Growth ..........................         244,543               --              --      (9,601,427)
NYSE Arca Tech 100 Index ..................              --               --              --     (76,057,967)
Small Cap Core ............................          18,691               --              --     (33,161,745)
Value .....................................           7,058               --      13,817,267     (11,748,662)
Tactical Capital Growth Allocation ........         126,176               --              --      (9,466,601)
Tactical Growth & Income Allocation .......         166,381               --              --      (4,622,503)
Bond ......................................       1,900,416               --       1,818,323              --
California Intermediate Tax-Free Bond .....              --           27,437              --        (231,179)
National Intermediate Tax-Free Bond .......              --           23,696         266,608              --
Short Term Bond ...........................           9,172               --              --        (262,667)
Wisconsin Tax-Exempt ......................              --           13,463              --        (374,469)

                                                                                                   TOTAL
                                                                                               DISTRIBUTABLE
                                                   LATE-        UNREALIZED         OTHER          EARNINGS
                                                   YEAR        APPRECIATION      TEMPORARY      (ACCUMULATED
                                                  LOSSES      (DEPRECIATION)    DIFFERENCES        LOSSES)
                                              -------------   --------------   -------------   -------------
Balanced ..................................   $          --   $    4,614,943    $         --   $   4,879,834
Cognitive Value ...........................              --        4,485,769              --         847,205
Enhanced Growth ...........................        (147,861)      29,076,804              --      17,317,609
Equity Income .............................              --        3,666,874              --      (4,567,458)
Geveva Mid Cap Growth .....................      (4,906,760)     119,392,742              --     121,689,343
Geneva Small Cap Growth ...................        (345,825)       3,880,558              --       4,753,681
International Opportunities ...............      (7,153,846)      10,360,346              --     (40,979,716)
Large Cap Core Equity .....................              --        6,851,425              --     (10,147,989)
Large Cap Growth ..........................        (668,327)      19,655,078              --       9,629,867
NYSE Arca Tech 100 Index ..................        (217,447)      40,830,716              --     (35,444,698)
Small Cap Core ............................      (4,127,622)       7,311,449              --     (29,959,227)
Value .....................................              --       35,412,865              --      37,488,528
Tactical Capital Growth Allocation ........              --         (517,010)             --      (9,857,435)
Tactical Growth & Income Allocation .......              --          412,269              --      (4,043,853)
Bond ......................................              --       27,751,523              --      31,470,262
California Intermediate Tax-Free Bond .....          (5,109)      16,565,615              --      16,356,764
National Intermediate Tax-Free Bond .......              --        7,626,744              --       7,917,048
Short Term Bond ...........................         (20,227)       2,177,651              --       1,903,929
Wisconsin Tax-Exempt ......................          (4,067)       9,758,210              --       9,393,137

Amounts designated as "--" are either not applicable or less than $1.00.

158 HIGHMARK(R) FUNDS

Late-year capital losses represent losses realized on investment transactions from November 1, 2011 through July 31, 2012, that, in accordance with Federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For federal income tax purposes, capital loss carryforwards represent net capital losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Net capital losses earned in taxable years beginning after December 22, 2010 ("post-2010 losses") may be carried forward indefinitely and must retain the character of the original loss. Such post-2010 losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused. At July 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                             2013      2014          2015          2016          2017          2018        2019
                                             ----   ----------   -----------   -----------   -----------   -----------  ----------
Cognitive Value ..........................   $ --   $       --   $        --   $        --   $        --   $ 2,838,432  $       --
Enhanced Growth ..........................     --           --            --            --            --    11,611,334          --
Equity Income ............................     --           --            --     4,218,899     3,822,036       254,463          --
International Opportunities ..............     --           --            --            --    10,968,850    33,710,538          --
Large Cap Core Equity ....................     --           --            --            --     4,766,289*   12,233,125          --
Large Cap Growth .........................     --           --            --            --     5,211,579     4,389,848          --
NYSE Arca Tech 100 Index .................     --    6,421,577    38,357,084    14,282,341    16,996,965            --          --
Small Cap Core ...........................     --           --            --            --    27,581,125*    5,197,714          --
Value ....................................     --           --            --       937,872**   9,620,451*           --          --
Tactical Capital Growth Allocation .......     --           --            --            --     2,163,713     4,958,426   2,321,302
Tactical Growth & Income Allocation ......     --           --            --            --            --     3,967,026     655,477
California Intermediate Tax-Free Bond ....     --           --            --            --            --            --       4,425
Short Term Bond ..........................     --           --            --            --            --       233,426          --
Wisconsin Tax-Exempt .....................     --           --            --            --            --            --          --

                                                  NO
                                              EXPIRATION        TOTAL
                                             -----------   -------------
Cognitive Value ..........................   $   926,472   $  3,764,904
Enhanced Growth ..........................            --     11,611,334
Equity Income ............................            --      8,295,398
International Opportunities ..............     3,387,469     48,066,857
Large Cap Core Equity ....................            --     16,999,414
Large Cap Growth .........................            --      9,601,427
NYSE Arca Tech 100 Index .................            --     76,057,967
Small Cap Core ...........................       382,906     33,161,745
Value ....................................     1,190,339     11,748,662
Tactical Capital Growth Allocation .......        23,160      9,466,601
Tactical Growth & Income Allocation ......            --      4,622,503
California Intermediate Tax-Free Bond ....       226,754        231,179
Short Term Bond ..........................        29,241        262,667
Wisconsin Tax-Exempt .....................       374,469        374,469

 * Capital loss carryforward amounts of $77,540, $27,389,574 and $9,620,451 were inherited from the Fundamental Equity Fund, the Small Cap Value Fund and the Large Cap Value Fund, respectively, and may be subject to IRS limitations in a given year.

** Capital loss carryforward amount was inherited from the North Track Large Cap Equity Fund and may be subject to IRS limitations in a given year.

Amounts designated as "--" are either not applicable or less than $1.00.

During the year ended July 31, 2012, capital loss carryforwards that were utilized and/or expired are as follows:

Balanced .................................   $   816,997
Enhanced Growth ..........................     3,027,452
Equity Income ............................       690,135
Large Cap Core Equity ....................     2,647,420
Large Cap Growth .........................     5,998,917
NYSE Arca Tech 100 Index .................    37,726,165
Value ....................................    34,123,964
Tactical Capital Growth Allocation .......        68,615
Tactical Growth & Income Allocation ......     1,066,445

At July 31, 2012, the total cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds are as follows:

                                                                                                NET
                                                FEDERAL                                    APPRECIATION
                                               TAX COST      APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                             ------------   -------------   ------------   -------------
Balanced .................................   $ 19,909,314   $   4,798,862   $   (183,919)  $   4,614,943
Cognitive Value ..........................     76,897,826       6,876,611     (2,390,842)      4,485,769
Enhanced Growth ..........................     51,958,464      32,653,901     (3,577,097)     29,076,804
Equity Income ............................     18,539,761       4,241,046       (574,172)      3,666,874
Geneva Mid Cap Growth ....................    730,362,231     130,639,258    (11,246,516)    119,392,742
Geneva Small Cap Growth ..................     35,007,429       5,163,529     (1,282,971)      3,880,558
International Opportunities ..............    179,514,752      23,470,007    (13,098,893)     10,371,114
Large Cap Core Equity ....................     56,513,621       9,143,111     (2,291,686)      6,851,425
Large Cap Growth .........................     53,507,349      20,025,476       (370,398)     19,655,078
NYSE Arca Tech 100 Index .................    152,349,518      60,857,452    (20,026,736)     40,830,716
Small Cap Core ...........................     53,820,411       9,889,842     (2,578,393)      7,311,449
Value ....................................    296,836,541      47,039,331    (11,617,282)     35,422,049
Tactical Capital Growth Allocation .......     46,576,873       2,531,609     (3,048,619)      (517,010)

                                                           HIGHMARK(R) FUNDS 159

JULY 31, 2012

                                                                                              NET
                                              FEDERAL                                     APPRECIATION
                                              TAX COST     APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                            ------------   ------------   ------------   --------------
Tactical Growth & Income Allocation .....   $ 60,332,305    $ 2,927,880   $(2,515,611)     $   412,269
Bond ....................................    355,015,467     31,522,071    (3,770,548)      27,751,523
California Intermediate Tax-Free Bond ...    240,655,348     16,607,308       (41,693)      16,565,615
National Intermediate Tax-Free Bond .....     92,197,604      7,640,115       (13,371)       7,626,744
Short Term Bond .........................    157,059,408      2,778,192      (600,541)       2,177,651
Wisconsin Tax-Exempt ....................    160,430,722      9,760,361        (2,151)       9,758,210

6. SECURITIES LENDING

The Custodian serves as the Funds' securities lending agent. Certain Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. The Custodian rebates to the brokers certain negotiated amounts if cash is received as collateral for securities on loan. Additionally, the Custodian receives fees for administering the securities lending program for the Funds. For the period ended July 31, 2012, securities lending income, net of Custodian rebates is $144,389. Security lending income, netted of Custodian rebates and fees, is listed in the statement of operations. The Funds maintain collateral at not less than 100% of the value of loaned securities. If cash collateral is received, a related liability is shown on the statements of assets and liabilities. Although the risk of securities lending is mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. There were no securities on loan at July 31, 2012 and the net income after Custodian rebates and fees generated from the program during the period ended July 31, 2012, with respect to such loans for the International Opportunities Fund was $136,516.

7. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund invests in debt securities issued by the State of California and its political subdivisions. The Wisconsin Tax-Exempt Fund invests in debt securities issued by the State of Wisconsin and its political subdivisions. The ability of the issuers of the securities held by these Funds to meet their obligations may be affected by economic and political developments in their respective states.

Each Fund may invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

8. FUND REORGANIZATION

On September 1, 2011, the Trust's Board of Trustees approved plans of reorganization that provided for the transfer of all of the assets and liabilities of the HighMark Fundamental Equity Fund ("Fundamental Equity Fund"), the HighMark Small Cap Value Fund ("Small Cap Value Fund"), the HighMark Diversified Equity Allocation Fund ("Diversified Equity Allocation Fund") and the HighMark Income Plus Allocation Fund ("Income Plus Allocation Fund"), collectively the Merging Funds, for shares of the HighMark Large Cap Core Equity Fund ("Large Cap Core Equity Fund"), the HighMark Small Cap Core Fund ("Small Cap Core Fund"), the HighMark Tactical Capital Growth Allocation Fund ("Tactical Capital Growth Allocation Fund") and the HighMark Tactical Growth & Income Allocation Fund ("Tactical Growth & Income Allocation Fund"), collectively the Acquiring Funds, respectively. The consummation of the tax-free reorganizations took place on October 28, 2011.

                                                             CLASS F     CLASS F    CLASS A    CLASS A    CLASS C    CLASS C
                                                              SHARES    NET ASSET    SHARES   NET ASSET    SHARES   NET ASSET
MERGING FUNDS                  ACQUIRING FUNDS                ISSUED      VALUE      ISSUED     VALUE      ISSUED     VALUE
-----------------------------------------------------------------------------------------------------------------------------
Fundamental Equity Fund        Large Cap Core Equity Fund   1,836,177   $    8.44     4,544   $    8.42     3,269   $    8.19
-----------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund*          Small Cap Core Fund          1,458,617   $   18.06   663,271   $   17.91   232,398   $   17.47
-----------------------------------------------------------------------------------------------------------------------------
Diversified Equity             Tactical Capital Growth
   Allocation Fund                Allocation Fund              21,079   $   20.68   152,654   $   20.66   270,025   $   20.44
-----------------------------------------------------------------------------------------------------------------------------
Income Plus Allocation Fund    Tactical Growth & Income
                                  Allocation Fund              17,234   $   21.20   362,847   $   21.13   387,105   $   21.01
-----------------------------------------------------------------------------------------------------------------------------

* This Fund had Class B shares outstanding immediately prior to the reorganization, which were exchanged for Class A shares.

160 HIGHMARK(R) FUNDS

The conversion ratios for each Share class issued in the reorganization were as follows:

MERGING FUNDS                        ACQUIRING FUNDS                            CLASS F   CLASS A   CLASS B*   CLASS C
----------------------------------------------------------------------------------------------------------------------
Fundamental Equity Fund              Large Cap Core Equity Fund                  2.4152    2.4112        N/A    2.4739
----------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund*                Small Cap Core Fund                         0.7275    0.7147     0.6797    0.6865
----------------------------------------------------------------------------------------------------------------------
Diversified Equity Allocation Fund   Tactical Capital Growth Allocation Fund     0.8681    0.8669        N/A    0.8586
----------------------------------------------------------------------------------------------------------------------
Income Plus Allocation Fund          Tactical Growth & Income Allocation Fund    0.9399    0.9434        N/A    0.9421
----------------------------------------------------------------------------------------------------------------------

*     Class B shares were exchanged for Class A shares.

The following information relates to the Merging and Acquiring Funds immediately prior and immediately after the consummation of the reorganization:

                                                                                   SHARES       UNREALIZED
MERGING FUND/ACQUIRING FUND                                         NET ASSETS   OUTSTANDING     APP/(DEP)
----------------------------------------------------------------------------------------------------------
Fundamental Equity Fund (before reorganization)                    $15,568,306      763,465    $ 1,851,290
Large Cap Core Equity Fund (before reorganization)                  53,946,635    6,392,682            N/A
Large Cap Core Equity Fund (after reorganization)                   69,514,941    8,236,672            N/A
----------------------------------------------------------------------------------------------------------
Small Cap Value Fund (before reorganization)                        42,281,601    3,273,200     (4,223,966)
Small Cap Core Fund (before reorganization)                         27,032,261    1,497,360            N/A
Small Cap Core Fund (after reorganization)                          69,313,862    3,851,646            N/A
----------------------------------------------------------------------------------------------------------
Diversified Equity Allocation Fund (before reorganization)           9,110,686      514,867       (411,625)
Tactical Capital Growth Allocation Fund (before reorganization)     40,958,109    1,990,590            N/A
Tactical Capital Growth Allocation Fund (after reorganization)      50,068,795    2,434,348            N/A
----------------------------------------------------------------------------------------------------------
Income Plus Allocation Fund (before reorganization)                 16,163,124      813,848        493,861
Tactical Growth & Income Allocation Fund (before reorganization)    49,458,645    2,346,103            N/A
Tactical Growth & Income Allocation Fund (after reorganization)     65,621,769    3,113,289            N/A

On December 6, 2011, the Trust's Board of Trustees approved a plan of reorganization that provided for the transfer of all of the assets and liabilities of the HighMark Large Cap Value Fund ("Large Cap Value Fund"), the Merging Fund, for shares of the High-Mark Value Fund ("Value Fund"), the Acquiring Fund. On March 16, 2012, the shareholders of the Large Cap Value Fund approved the reorganization. The consummation of the reorganization took place on March 26, 2012.

                                         CLASS F     CLASS F     CLASS A     CLASS A    CLASS B    CLASS B    CLASS C    CLASS C
                                          SHARES    NET ASSET     SHARES    NET ASSET    SHARES   NET ASSET    SHARES   NET ASSET
MERGING FUND           ACQUIRING FUND     ISSUED      VALUE       ISSUED      VALUE      ISSUED     VALUE      ISSUED     VALUE
---------------------------------------------------------------------------------------------------------------------------------
Large Cap Value Fund   Value Fund       2,435,210     $16.22    1,177,892     $16.17     23,042     $15.81    126,909     $15.74

The conversion ratios for each Share class issued in the reorganization were as follows:

MERGING FUND           ACQUIRING FUND   CLASS F   CLASS A   CLASS B   CLASS C
-----------------------------------------------------------------------------
Large Cap Value Fund   Value Fund        0.7183    0.7222    0.7257    0.7263

The following information relates to the Merging and Acquiring Funds immediately prior and immediately after the consummation of the reorganization:

                                                                                    SHARES      UNREALIZED
MERGING FUND/ACQUIRING FUND                                         NET ASSETS    OUTSTANDING    APP/(DEP)
----------------------------------------------------------------------------------------------------------
Large Cap Value Fund (before reorganization)                       $ 60,904,062    5,227,464    $4,137,673
Value Fund (before reorganization)                                 $311,680,994   19,235,836           N/A
Value Fund (after reorganization)                                  $372,585,056   22,998,889           N/A

Assuming each reorganization discussed above had been completed on August 1, 2011, the Acquiring Funds' results of operations for the year ended July 31, 2012 would have been as follows:

                                                                     NET               NET
                                                                 REALIZED AND       INCREASE
                                                     NET          UNREALIZED       (DECREASE)
                                                 INVESTMENT       GAIN (LOSS)       IN ASSETS
                                                INCOME (LOSS)   ON INVESTMENTS   FROM OPERATIONS
                                                -------------   --------------   ---------------
Large Cap Core Fund .........................    $   653,875     $ 4,515,020       $ 5,168,895
Small Cap Core Fund .........................        132,128        (111,591)           20,537
Value Fund ..................................      4,958,104       2,503,452         7,461,556
Tactical Capital Growth Allocation Fund .....        264,580        (696,099)         (431,519)
Tactical Growth & Income Allocation Fund ....        591,987         649,114         1,241,101

                                                           HIGHMARK(R) FUNDS 161

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
JULY 31, 2012

Because the combined investment portfolios have been managed as single portfolios since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Large Cap Core Equity Fund, the Small Cap Core Fund, Tactical Capital Growth Allocation Fund and Tactical Growth & Income Allocation Fund statements of operations since October 28, 2011, and Value Fund's statement of operations since March 23, 2012.

During the year ended July 31, 2012, in connection with the reorganizations, the Adviser reimbursed the Large Cap Core Equity Fund and the Small Cap Core Fund for trading costs associated with the restructuring of the portfolios in the amounts of $12,550 and $38,322, respectively. These reimbursements are included in Net Realized Gain (Loss) on Investments on the Statement of Operations.

9. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities". ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. Generally Accepted Accounting Principles more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statements of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there are no subsequent events that would require disclosure in or adjustment to the financial statements.

162 HIGHMARK(R) FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the HighMark Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Balanced Fund, Cognitive Value Fund, Enhanced Growth Fund, Equity Income Fund, Geneva Mid Cap Growth Fund, Geneva Small Cap Growth Fund, International Opportunities Fund, Large Cap Core Equity Fund (formerly Core Equity Fund), Large Cap Growth Fund, NYSE Arca Tech 100 Index Fund, Small Cap Core Fund (formerly Small Cap Advantage Fund), Value Fund (formerly Value Momentum Fund), Tactical Capital Growth Allocation Fund (formerly Capital Growth Allocation Fund), Tactical Growth & Income Allocation Fund (formerly Growth & Income Allocation Fund), Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund, and Wisconsin Tax-Exempt Fund (collectively, the "Funds"), nineteen of the twenty-six Portfolios constituting the HighMark Funds (the "Trust") as of July 31, 2012, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Balanced Fund, Cognitive Value Fund, Enhanced Growth Fund, Equity Income Fund, Geneva Mid Cap Growth Fund, Geneva Small Cap Growth Fund, International Opportunities Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, NYSE Arca Tech 100 Index Fund, Small Cap Core Fund, Value Fund, Tactical Capital Growth Allocation Fund, Tactical Growth & Income Allocation Fund, Bond Fund, California Intermediate Tax-Free Bond Fund, National Intermediate Tax-Free Bond Fund, Short Term Bond Fund, and Wisconsin Tax-Exempt Fund as of July 31, 2012, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
September 25, 2012

                                                           HIGHMARK(R) FUNDS 163

ADDITIONAL INFORMATION (UNAUDITED)
JULY 31, 2012

1. SHAREHOLDER PROXY VOTE

At a special meeting of shareholders held on March 16, 2012 shares were voted as follows on the proposals presented to the shareholders:

Proposal 1. To consider approving the Agreement and Plan of Reorganization by and among HighMark Funds, on behalf of High-Mark Large Cap Value Fund and HighMark Value Momentum Fund and HighMark Capital Management, Inc.

                                                                       NO. OF
                                                                       SHARES
                                                                   -------------
Large Cap Value Fund
For ............................................................   3,863,580.405
Against ........................................................      12,166.712
Abstain ........................................................      96,990.207
                                                                   -------------
Total ..........................................................   3,972,737.324

164 HIGHMARK(R) FUNDS

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have a July 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with a July 31, 2012 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended July 31, 2012, each Fund is designating the following items with regard to distributions paid during the year.

                                                                                                      QUALIFIED
                                                                                                      DIVIDENDS
                                                                                                    AND CORPORATE
                                             15% RATE       ORDINARY                                  DIVIDENDS
                                            LONG-TERM        INCOME         TAX EXEMPT                RECEIVED
                                           CAPITAL GAIN   DISTRIBUTIONS       INCOME                  DEDUCTION
FUND                                      DISTRIBUTIONS    (TAX BASIS)    DISTRIBUTIONS    TOTAL         (1)
-----------------------------------------------------------------------------------------------------------------
Balanced (4) ..........................        0.00%         100.00%           0.00%      100.00%       78.52%
Cognitive Value .......................        0.00%         100.00%           0.00%      100.00%       95.56%
Equity Income .........................        0.00%         100.00%           0.00%      100.00%      100.00%
Geneva Mid Cap Growth (4) .............      100.00%           0.00%           0.00%      100.00%        0.00%
Geneva Small Cap Growth (4) ...........      100.00%           0.00%           0.00%      100.00%        0.00%
International Opportunities (5) .......        0.00%         100.00%           0.00%      100.00%        0.00%
Large Cap Core Equity .................        0.00%         100.00%           0.00%      100.00%      100.00%
Large Cap Growth ......................        0.00%         100.00%           0.00%      100.00%      100.00%
Value (4) .............................       74.06%          25.94%           0.00%      100.00%      100.00%
Tactical Capital Growth Allocation ....        0.00%         100.00%           0.00%      100.00%       88.71%
Tactical Growth & Income
   Allocation .........................        0.00%         100.00%           0.00%      100.00%       47.67%
Bond (4) ..............................       28.07%          71.93%           0.00%      100.00%        0.00%
California Intermediate
   Tax-Free Bond (6) ..................        0.00%           0.09%          99.91%      100.00%        0.00%
National Intermediate
   Tax-Free Bond (4) ..................        0.00%           0.00%         100.00%      100.00%        0.00%
Short Term Bond .......................        0.00%         100.00%           0.00%      100.00%        0.00%
Wisconsin Tax-Exempt ..................        0.00%           0.13%          99.87%      100.00%        0.00%

                                          QUALIFYING
                                           DIVIDEND
                                            INCOME
                                           (15% TAX        U.S.       QUALIFIED     QUALIFIED
                                           RATE FOR     GOVERNMENT     INTEREST    SHORT-TERM
FUND                                       QDI) (2)    INTEREST (3)     INCOME    CAPITAL GAIN
----------------------------------------------------------------------------------------------
Balanced (4) ..........................      88.01%        0.15%        52.28%        0.00%
Cognitive Value .......................     100.00%        0.00%         0.06%        0.00%
Equity Income .........................     100.00%        0.00%         0.00%        0.00%
Geneva Mid Cap Growth (4) .............       0.00%        0.00%         0.00%        0.00%
Geneva Small Cap Growth (4) ...........       0.00%        0.00%         0.00%        0.00%
International Opportunities (5) .......      94.86%        0.00%         0.00%        0.00%
Large Cap Core Equity .................     100.00%        0.00%         0.00%        0.00%
Large Cap Growth ......................     100.00%        0.00%         0.00%        0.00%
Value (4) .............................     100.00%        0.00%         0.00%        0.00%
Tactical Capital Growth Allocation ....     100.00%        0.00%         0.07%        0.00%
Tactical Growth & Income
   Allocation .........................      73.32%        0.00%         0.24%        0.00%
Bond (4) ..............................       0.00%        5.62%        99.08%       12.17%
California Intermediate
   Tax-Free Bond (6) ..................       0.00%        0.00%         0.00%        0.00%
National Intermediate
   Tax-Free Bond (4) ..................       0.00%        0.00%         0.00%        0.00%
Short Term Bond .......................       0.00%        0.50%        96.59%        0.00%
Wisconsin Tax-Exempt ..................       0.00%        0.00%         0.00%        0.00%

----------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "INVESTMENT COMPANY TAXABLE INCOME." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF EACH FUND WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) FOR THE FISCAL YEAR ENDED 2012, THE BALANCED FUND, THE GENEVA MID CAP GROWTH FUND, THE GENEVA SMALL CAP GROWTH FUND, THE VALUE FUND, THE BOND FUND AND THE NATIONAL INTERMEDIATE TAX-FREE BOND FUND HAD LONG-TERM CAPITAL GAIN DISTRIBUTION DESIGNATIONS OF $236,141, $10,293,782, $1,291,756, $16,589,475, $5,753,965 AND $266,608, RESPECTIVELY.

(5) THE FUND INTENDS TO PASS THROUGH A FOREIGN TAX CREDIT TO THE SHAREHOLDERS. FOR THE FISCAL YEAR ENDED 2012, THE TOTAL AMOUNT OF FOREIGN SOURCE INCOME IS $7,498,591. THE TOTAL AMOUNT OF FOREIGN TAX TO BE PAID IS $436,455. YOUR ALLOCABLE SHARE OF THE FOREIGN TAX CREDIT WILL BE REPORTED ON FORM 1099 DIV.

(6) FOR RESIDENTS OF CALIFORNIA: THE CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2012.

                                                           HIGHMARK(R) FUNDS 165

TRUSTEES AND OFFICERS (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The Statement of Additional Information ("SAI") includes additional information about Fund directors. The SAI is available, without charge, upon request, by calling 1-800-433-6884.

The following trustees and officers list is current as of September 21, 2012.

------------------------------------------------------------------------------------------------------------------------------------
                                            TERM OF                                        NUMBER OF PORTFOLIOS         OTHER
                                            OFFICE                                              IN HIGHMARK         DIRECTORSHIPS
                                              AND                   PRINCIPAL                      FUNDS               HELD BY
                           POSITION(S)     LENGTH OF              OCCUPATION(S)                   COMPLEX              TRUSTEE
     NAME,                  HELD WITH        TIME                  DURING PAST                   OVERSEEN               DURING
ADDRESS(1) AND AGE          THE TRUST      SERVED(2)                 5 YEARS                   BY TRUSTEE(3)       PAST 5 YEARS(4)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
David E. Benkert         Trustee,         Since 3/04    From April 1, 1992 to present,              24                   None
55                       Chairman                       Director, Navigant Consulting,
                                                        Inc. (financial consulting).

Thomas L. Braje          Trustee, Vice    Since 6/87    Prior to retirement in October              24                   None
69                       Chairman,                      1996, Vice President and Chief
                         Governance                     Financial Officer of Bio-Rad
                         Committee                      Laboratories, Inc.
                         Chairman

Evelyn S. Dilsaver       Trustee, Audit   Since 1/08    Since April 2011, Member, Board             24            Aeropostale, Inc.
57                       Committee                      of Trustees of Russell Exchange                           (ARO); Longs Drug
                         Chairman                       Traded Funds Trust. Since                                    Corporation
                                                        January 2010, Member, Board of                            (LDG)(5); Russell
                                                        Directors of Tempur-Pedic                                  Exchange Traded
                                                        International Inc. (mattress                               Funds Trust (26
                                                        manufacturer). Since November                                portfolios);
                                                        2009, Member, Board of Directors                          Tamalpais Bancorp
                                                        of Blue Shield of California                               (TAMB); Tempur-
                                                        (health insurance). Since                                       Pedic
                                                        October 2007, Member, Board of                              International
                                                        Directors of Aeropostale, Inc.                                Inc. (TPX)
                                                        From 2004 to 2007, Executive
                                                        Vice President for The Charles
                                                        Schwab Corporation, and
                                                        President and Chief Executive
                                                        Officer of Charles Schwab
                                                        Investment Management, Inc.

David A. Goldfarb        Trustee          Since 6/87    Since January 2010, owner of                24                   None
70                                                      David A. Goldfarb, CPA. From
                                                        1987 to 2009, Partner, Goldfarb
                                                        & Simens, Certified Public
                                                        Accountants.

Michael L. Noel          Trustee          Since 12/98   President, Noel Consulting                  24            Avista Corp. (AVA)
71                                                      Company since 1998. Senior
                                                        Managing Director, Saber
                                                        Partners (financial advisory
                                                        firm) since 2002. Member, Board
                                                        of Directors, Avista Corp.
                                                        (utility company), since January
                                                        2004. Member, Board of
                                                        Directors, SCAN Health
                                                        Plan, since 1997.

Mindy M. Posoff          Trustee          Since 10/10   Managing Director, Golden Seeds,            24                   None
56                                                      LLC (investment group) since
                                                        January 2011. Managing Director,
                                                        Traversent Capital Partners
                                                        (financial consulting) since
                                                        January 2010. From January 2003
                                                        to December 2009, Managing
                                                        Director, NewMarket Capital
                                                        Partners, LLC (asset management).

166 HIGHMARK(R) FUNDS

------------------------------------------------------------------------------------------------------------------------------------
                                            TERM OF                                        NUMBER OF PORTFOLIOS         OTHER
                                            OFFICE                                              IN HIGHMARK         DIRECTORSHIPS
                                              AND                   PRINCIPAL                      FUNDS               HELD BY
                           POSITION(S)     LENGTH OF              OCCUPATION(S)                   COMPLEX              TRUSTEE
     NAME,                  HELD WITH        TIME                  DURING PAST                   OVERSEEN               DURING
ADDRESS(1) AND AGE          THE TRUST      SERVED(2)                 5 YEARS                   BY TRUSTEE(3)       PAST 5 YEARS(4)
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS
Dennis Mooradian         President        Since 8/12    Chairman of the Board, President            N/A                  N/A
350 California Street                                   and Chief Executive Officer of
San Francisco, CA                                       the Adviser since August 2012.
94104                                                   Executive Vice President, Union
64                                                      Bank, N.A. since 2011. From June
                                                        2009 to June 2011, affiliated
                                                        with LECG Corporation
                                                        (consulting and expert testimony
                                                        on fiduciary, investment
                                                        management, brokerage and
                                                        private banking issues). From
                                                        November 2003 to February 2009,
                                                        Executive Vice President, Wealth
                                                        and Institutional Management,
                                                        Comerica Bank. Chairman and
                                                        President of World Asset
                                                        Management.

Pamela O'Donnell         Vice             Since         Vice President and Director of              N/A                  N/A
350 California Street    President,       12/05         Mutual Fund Administration of
San Francisco, CA        Treasurer and    (Treasurer)   the Adviser since 2005.
94104                    Chief            Since 3/09
48                       Financial        (Vice
                         Officer          President)
                                          Since 6/10
                                          (Chief
                                          Financial
                                          Officer)

Kevin Rowell             Vice President   Since 9/10    Senior Vice President and                   N/A                  N/A
350 California Street    and Assistant                  Managing Director of the Adviser
San Francisco, CA        Secretary                      since June 2010. From 2008 to
94104                                                   2010, President, Hennessy Funds.
52                                                      From 2006 to 2007, Executive
                                                        Vice President, head of U.S.
                                                        Distribution, Pioneer
                                                        Investments.

Catherine M. Vacca       Chief            Since 9/04    Senior Vice President and Chief             N/A                  N/A
350 California Street    Compliance                     Compliance Officer of the
San Francisco, CA        Officer                        Adviser since July 2004.
94104
55

Helen Robichaud          Secretary        Since 3/10    Managing Director and Senior                N/A                  N/A
201 Washington Street,                                  Counsel, BNY Mellon Investment
34th Floor                                              Servicing (US) Inc. since
Boston, MA                                              January 2010. Director of Fund
02108                                                   Regulatory Services of J.P.
60                                                      Morgan from June 2008 to
                                                        December 2009. Associate General
                                                        Counsel of J.P. Morgan from
                                                        August 1995 to June 2008.

----------
1 Each Trustee may be contacted by writing to the Trustee c/o HighMark Funds, 350 California Street, Suite 1600, San Francisco, CA 94104.

2 Each Trustee shall hold office during the lifetime of the Trust until he or she dies, resigns, retires or is removed or, if sooner, until the next meeting of shareholders following his election or appointment as Trustee at which Trustees are elected and until his or her successor shall have been elected and qualified in accordance with the Trust's Declaration of Trust.

3 The "HighMark Funds Complex" consists of all registered investment companies for which the Adviser serves as investment adviser.

4 Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

5 Ms. Dilsaver ceased being a director of Longs Drug Corporation in connection with the acquisition of the company by CVS Caremark in 2008.

                                                           HIGHMARK(R) FUNDS 167

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

The Board of Trustees, including all of the trustees who are not "interested persons" (as defined in the 1940 Act) of HighMark, the Adviser or the sub-advisers of the Funds ("Independent Trustees"), considers matters bearing on the advisory agreement between HighMark and the Adviser (the "Investment Advisory Agreement") and the sub-advisory agreements that relate to the Funds at most of its meetings throughout the year.

Once a year, usually in the summer, the Board of Trustees meets to extensively review the Investment Advisory Agreement and the sub-advisory agreements (except any agreement that is still within the first year of its initial term) to determine whether to approve the continuation of the agreements with respect to the Funds and the other series of HighMark for an additional one-year period. In connection with these annual determinations, the Trustees receive materials that the Adviser and the Funds' sub-advisers believe to be reasonably necessary for the Trustees to evaluate the agreements. With respect to the Funds, these materials generally include, among other items,

  o information on the investment performance of the Funds and the performance of peer groups of mutual funds and the Funds' performance benchmarks,

  o information on the Funds' advisory and sub-advisory fees and other expenses, including information comparing the Funds' expenses to those of peer groups of mutual funds and information about any applicable expense caps and fee "breakpoints" (fee rates that decline as a percentage of Fund assets as Fund assets reach higher levels),

  o   sales and redemption data for the Funds,

  o information about the profitability of the Adviser and the sub-advisers with respect to their provision of services to the Funds and

  o other information obtained through the completion of an informational questionnaire sent to the Adviser and the sub-advisers by the Trustees.

The Board of Trustees may also consider other matters such as:

  o the Adviser's and the sub-advisers' financial results and financial condition,

  o the size, education and experience of the Adviser's and each sub-adviser's investment staff and their use of technology, external research and trading cost measurement tools,

  o the allocation of the Funds' brokerage including allocations, if any, to brokers affiliated with the Adviser or any sub-adviser and the use of "soft" commission dollars to pay for research services for the Adviser and the sub-advisers,

  o the Adviser's and the sub-advisers' resources devoted to, and record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies and

  o the outlook for the economy generally and for the mutual fund industry in particular.

Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the sub-advisers. The Trustees also meet with, and ask questions of, representatives of the Adviser and the sub-advisers, either in person or by conference telephone. As a consequence of this process, HighMark has in the past removed sub-advisers that have underperformed and has effected other changes in Fund portfolio management.

The Board of Trustees most recently approved the continuation of the Investment Advisory Agreement with respect to all of the Funds and the sub-advisory agreements that relate to each of the Funds that has a sub-adviser (the Investment Advisory Agreement, collectively with the sub-advisory agreements relating to each of the Funds that has a sub-adviser, the "Agreements") at meetings held on June 19-20, 2012.

In considering whether to approve the continuation of the Agreements with respect to the Funds at the meetings held on June 19-20, 2012, the Board of Trustees did not identify any single factor as determinative. Matters considered by the Trustees in connection with their approval of the Agreements as they relate to the Funds included the following:

THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED TO THE FUNDS UNDER THE AGREEMENTS. The Trustees considered the nature, extent and quality of the services provided by the Adviser, Bailard, Inc., Geneva Capital Management, Ltd. and Ziegler Lotsoff Capital Management, LLC (collectively, the "Managers") and their affiliates to the Funds and the resources dedicated to the Funds by the Managers and their affiliates. The Trustees considered not only the advisory services provided by the Managers to the Funds, but also the monitoring and oversight services provided by the Adviser with respect to the sub-advised Funds. For each

168 HIGHMARK(R) FUNDS

Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements with respect to the Funds.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE MANAGERS. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information comparing the performance of the Funds to the performance of peer groups of funds and the Funds' respective performance benchmarks. In addition, the Trustees held various discussions with the Managers about Fund performance, including discussions with the Adviser, at each regular board meeting throughout the year. With respect to each Fund, the Board of Trustees concluded that the Fund's performance supported the renewal of the Agreement(s) relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board of Trustees concluded that other factors relevant to performance supported renewal of the Agreements with respect to such Fund. These factors varied from Fund to Fund, but included one or more of the following: (1) that the Fund's performance, although lagging in certain recent periods, was strong over the longer term; (2) that the underperformance was attributable, to a significant extent, to investment decisions by the Fund's Manager(s) that were reasonable and consistent with the Fund's investment objective and policies; (3) that the Fund's performance was competitive when compared to other relevant performance benchmarks or peer groups; and (4) that the Fund's Manager(s) have taken or are taking or formulating steps designed to help improve the Fund's investment performance. The Trustees also noted that some of the Funds have sub-advisers or portfolio managers who have been managing the Fund for a limited period of time, and that the long-term investment performance of those Funds is not entirely attributable to the current sub-adviser's or portfolio managers' efforts. In such circumstances, the Trustees paid particular attention to the Fund's investment performance during the period for which the current sub-adviser or portfolio managers have managed the Fund. The Trustees also considered each Manager's performance and reputation generally, the Funds' performance as a fund family generally, and the historical responsiveness of the Managers to Trustee concerns about performance and the willingness of the Managers to take steps intended to improve performance. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements with respect to the Funds, that the performance of the Funds and the Managers supported the renewal of the Agreements with respect to the Funds.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGERS AND THEIR AFFILIATES FROM THEIR RESPECTIVE RELATIONSHIPS WITH THE FUNDS. The Trustees considered and had discussions with Fund management regarding the fees charged to the Funds for advisory and sub-advisory services as well as the total expense levels of the Funds. This information included comparisons of the Funds' advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Managers to other funds (both as advisers and sub-advisers, if applicable) and accounts with similar investment programs, if any. In considering the fees charged to such other funds or accounts, the Trustees considered, among other things, the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to manage mutual fund assets effectively. The Trustees also considered differences between providing advisory and sub-advisory services to a fund. In evaluating each Fund's advisory fees (and sub-advisory fees, if any), the Trustees also took into account the demands, complexity and quality of the investment management of such Fund. The Trustees also considered any compensation received by the Managers and their affiliates from the Funds for providing services other than advisory or sub-advisory services. The Trustees reviewed information provided by the Managers as to the profitability of the Managers' and their affiliates' relationships with the Funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered information about the performance of the relevant Funds, the expense levels of the Funds, recent Fund mergers and whether the Managers had implemented breakpoints in their fee schedules and/or expense caps with respect to such Funds. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees charged to each of the Funds are fair and reasonable, and that the costs of these services generally and the related profitability of the Managers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements with respect to the Funds.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale (i.e., decreasing per unit costs as a fund increases in asset size) in the provision of services by the Managers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense waivers. The Trustees noted that all of the share classes of all of the Funds benefited from expense caps. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Managers and their affiliates of their relationships with the Funds, as discussed above. After reviewing these and related factors and discussions with Fund

                                                           HIGHMARK(R) FUNDS 169

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) (CONCLUDED)

management, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which any economies of scale are shared with the Funds supported the renewal of the Agreements with respect to the Funds.

The Trustees also considered other factors, which included but were not limited to the following:

  o whether each Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment policies and restrictions, and the compliance programs of the Funds and the Managers.

  o the nature, quality, cost and extent of administrative, custody, securities lending and shareholder services performed by the Adviser and its affiliates, both under the applicable Agreement and under other separate agreements with or with respect to HighMark.

  o so-called "fallout benefits" to the Managers, such as the engagement of affiliates of the Adviser to provide custody, securities lending, administration and other services to the Funds, and the benefits of investment research provided to the Managers by reason of brokerage commissions generated by the Funds' securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

  o   recent business initiatives of the Adviser.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees concluded that the Agreements should be continued with respect to the Funds through July 31, 2013.

170 HIGHMARK(R) FUNDS

FUND INFORMATION (UNAUDITED)
JULY 31, 2012

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are
(i) available without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) available on the SEC's website at http://www.sec.gov;
(iii) available on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                          FIDUCIARY SHARES INFORMATION

FUND                                        CUSIP         TICKER        FUND #
BALANCED                                  431114792        HMBAX          491
COGNITIVE VALUE                           431112390        HCLFX         2209
ENHANCED GROWTH                           431112358        HEGFX         2210
EQUITY INCOME                             431113109        NJPFX         2643
GENEVA MID CAP GROWTH                     431113505        PNMFX         2647
GENEVA SMALL CAP GROWTH                   431113885        HGFSX         2650
INTERNATIONAL OPPORTUNITIES               431112341        HIOFX         2211
LARGE CAP CORE EQUITY                     431112788        HMCFX         1627
LARGE CAP GROWTH                          431114818        HMGRX          492
NYSE ARCA TECH 100 INDEX                  431113844        PTSFX         2654
SMALL CAP CORE                            431112465        HSAFX         2214
VALUE                                     431114677        HMVMX          871
TACTICAL CAPITAL GROWTH ALLOCATION        431112283        HGAFX         2198
TACTICAL GROWTH & INCOME ALLOCATION       431112325        HGIFX         2197
BOND                                      431114305        HMBDX          489
CALIFORNIA INTERMEDIATE TAX-FREE BOND     431114644        HMITX          847
NATIONAL INTERMEDIATE TAX-FREE BOND       431112655        HMNTX         1600
SHORT TERM BOND                           431112549        HMSFX         1506
WISCONSIN TAX-EXEMPT                      431113794        WTEFX         2658

                                                           HIGHMARK(R) FUNDS 171

JULY 31, 2012

                            RETAIL SHARES INFORMATION

FUND                                        CUSIP         TICKER        FUND #
BALANCED
   CLASS A SHARES                         431114776        HMBRX          480
   CLASS B SHARES                         431114545        HMBBX          452
   CLASS C SHARES                         431112887        HMBCX         1760

COGNITIVE VALUE
   CLASS A SHARES                         431112432        HCLAX         2203
   CLASS C SHARES                         431112424        HCLCX         2206

ENHANCED GROWTH
   CLASS A SHARES                         431112382        HEHAX         2204
   CLASS C SHARES                         431112374        HEGCX         2207

EQUITY INCOME
   CLASS A SHARES                         431113208        NJPAX         2640
   CLASS B SHARES                         431113307        NJPBX         2641
   CLASS C SHARES                         431113406        NJPCX         2642

GENEVA MID CAP GROWTH
   CLASS A SHARES                         431113604        PNMAX         2644
   CLASS B SHARES                         431113703        PNMBX         2645
   CLASS C SHARES                         431113802        MGPCX         2646

GENEVA SMALL CAP GROWTH
   CLASS A SHARES                         431113877        HGASX         2648
   CLASS C SHARES                         431113851        HGCSX         2649

INTERNATIONAL OPPORTUNITIES
   CLASS A SHARES                         431112481        HIOAX         2205
   CLASS C SHARES                         431112473        HITCX         2208

LARGE CAP CORE EQUITY
   CLASS A SHARES                         431112770        HCEAX         1626
   CLASS C SHARES                         431112754        HCECX         1632

LARGE CAP GROWTH
   CLASS A SHARES                         431114768        HMRGX          481
   CLASS B SHARES                         431114511        HMGBX          455
   CLASS C SHARES                         431112879        HGRCX         1755

NYSE ARCA TECH 100 INDEX
   CLASS A SHARES                         431113836        PPTIX         2651
   CLASS B SHARES                         431113828        PSEBX         2652
   CLASS C SHARES                         431113810        PTICX         2653

SMALL CAP CORE
   CLASS A SHARES                         431112457        HSAAX         2212
   CLASS C SHARES                         431112440        HSCAX         2213

VALUE
   CLASS A SHARES                         431114628        HMVLX          870
   CLASS B SHARES                         431114529        HVMBX          456
   CLASS C SHARES                         431112812        HVMCX         1753

172 HIGHMARK(R) FUNDS

FUND                                        CUSIP         TICKER        FUND #
TACTICAL CAPITAL GROWTH ALLOCATION
   CLASS A SHARES                         431112564        HMAAX         1494
   CLASS C SHARES                         431112556        HMACX         1497

TACTICAL GROWTH & INCOME ALLOCATION
   CLASS A SHARES                         431112580        HMRAX         1493
   CLASS C SHARES                         431112572        HMRCX         1496

BOND
   CLASS A SHARES                         431114743        HMRBX          478
   CLASS B SHARES                         431112747        HBDBX         1090
   CLASS C SHARES                         431112648        HBDCX         1492

CALIFORNIA INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                         431114578        HMCIX          846
   CLASS C SHARES                         431112630        HCTCX         1491

NATIONAL INTERMEDIATE TAX-FREE BOND
   CLASS A SHARES                         431112663        HMNFX         1598
   CLASS C SHARES                         431112622        HNTCX         1490

SHORT TERM BOND
   CLASS A SHARES                         431112523        HMSAX         1505
   CLASS C SHARES                         431112515        HMTCX         1470

WISCONSIN TAX-EXEMPT
   CLASS A SHARES                         431113786        PWTEX         2655
   CLASS B SHARES                         431113778        WTEBX         2656
   CLASS C SHARES                         431113760        WTECX         2657

                           CLASS M SHARES INFORMATION
COGNITIVE VALUE                           431112416        HCLMX         2200

ENHANCED GROWTH                           431112366        HEGMX         2201

INTERNATIONAL OPPORTUNITIES               431112499        HIOMX         2202

                           CLASS U SHARES INFORMATION
VALUE                                     431113752        HVMUX         2248

                                                           HIGHMARK(R) FUNDS 173

NOTES

174 HIGHMARK(R) FUNDS

NOTES

                                                           HIGHMARK(R) FUNDS 175

SERVICE PROVIDERS & BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR
HighMark Capital Management, Inc.
350 California Street, Suite 1600
San Francisco, CA 94104

SUB-ADVISERS
Cognitive Value Fund,
Enhanced Growth Fund and
International Opportunities Fund:
Bailard, Inc.
950 Tower Lane, Suite 1900
Foster City, CA 94404-2131

Geneva Mid Cap Growth Fund and
Geneva Small Cap Growth Fund:
Geneva Capital Management Ltd.
100 East Wisconsin Avenue, Suite 2550
Milwaukee, WI 53202

Equity Income Fund,
NYSE Arca Tech 100 Index Fund and
Wisconsin Tax-Exempt Fund:
Ziegler Lotsoff Capital Management, LLC
20 North Clark Street
Suite 3400
Chicago, IL 60602

CUSTODIAN
Union Bank, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
HighMark Funds Distributors, LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312

LEGAL COUNSEL
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111-4006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

TRANSFER AGENT
Boston Financial Data Services
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
David E. Benkert, Chairman
Thomas L. Braje
Evelyn S. Dilsaver
David A. Goldfarb
Michael L. Noel
Mindy M. Posoff

176 HIGHMARK(R) FUNDS

        ------------------------------------------------------------------------

        TO LEARN MORE ABOUT HIGHMARK, VISIT US AT
        WWW.HIGHMARKFUNDS.COM OR CALL:

        INVESTOR SERVICES DESK
        1.800.433.6884

        INVESTMENT PROFESSIONAL SUPPORT DESK
        1.800.455.5609

        THANK YOU FOR YOUR INVESTMENT.

             [HIGHMARK FUNDS LOGO] (R)

             ----------------------------
               Mutual Funds:
               o  are not FDIC insured
               o  have no bank guarantee
               o  may lose value
             ----------------------------

[HIGHMARK FUNDS LOGO] (R)

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARK FUNDS.COM

HMKAR0040300
84806-B (07/12)

--------------------------------------------------------------------------------
                                                                JULY 31, 2012
--------------------------------------------------------------------------------

      HIGHMARK
         The smarter approach to investing.

      MONEY MARKET

      ANNUAL
      --------------------------------------------------------
                                                        report

      [HIGHMARK FUNDS LOGO](R)

                               TABLE OF CONTENTS

management's discussion of fund performance
   california tax-free money market fund ..................................   2
   taxable money market funds .............................................   3
disclosure of fund expenses ...............................................   4
schedules of investments ..................................................   6
statements of assets and liabilities ......................................  18 statements of operations ..................................................  20
statements of changes in net assets .......................................  22 financial highlights ......................................................  28
notes to financial statements .............................................  31 report of independent registered public accounting firm ...................  36 notice to shareholders ....................................................  37
trustees and officers .....................................................  38
board approval of the existing advisory agreements ........................  40 fund information ..........................................................  42
service providers & board of trustees .....................................  44

This report and the financial statements contained herein are submitted for the general information of HighMark Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by, Union Bank, N.A. or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. HighMark Funds Distributors, LLC serves as distributor for HighMark Funds and is not affiliated with the adviser of HighMark Funds, HighMark Capital Management, Inc., or with Union Bank, N.A.

                                  FUND SECTORS

                           CALIFORNIA TAX FREE MONEY
                                  MARKET FUND

                                                                         % OF
SECTOR                                                                 PORTFOLIO
REVENUE BONDS                                                            78.1%

GENERAL OBLIGATIONS                                                      12.2

SPECIAL TAX                                                               6.9

CERTIFICATES OF PARTICIPATION                                             2.8

CALIFORNIA TAX-FREE MONEY MARKET FUND* (UNAUDITED)

PERFORMANCE

For the fiscal year ended July 31, 2012, HighMark California Tax-Free Money Market Fund (the "Fund") produced a seven-day effective yield of 0.01% (Fiduciary Shares)**. Using a combined federal and California state income tax rate of 41.70%, the seven-day effective yield is equivalent to a 0.02% taxable yield.

FACTORS AFFECTING PERFORMANCE

During the Fund's reporting period, the Federal Reserve Board announced it would maintain its historically low short-term interest rates of between 0.00% and 0.25% until 2014. Well-publicized sovereign debt and banking issues in Europe continued to play out, leading to increased volatility in global debt markets.

Domestically, municipal note yields decreased from 0.30% to 0.23%, reflecting a demand for new issuance of annual cash flow notes from municipalities.

California continued to experience budget deficits and fiscal challenges. California's unemployment rate of 10.7% remained above the national average of 8.2%, and the state experienced a muted recovery in the housing sector.

As of July 31, 2012, California's long-term ratings from the three major rating agencies are A1/A-/A-.

The Fund maintained a shorter weighted average maturity than its peer group during the period. The Fund's weighted average maturity was eight days. The Fund's weighted average maturity for the first half of the reporting period was fifteen days, which then fell to eight days in the second half of the reporting period.

 * AN INVESTMENT IN THE HIGHMARK MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THESE FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00, THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. SOME OR ALL OF THE INCOME YOU RECEIVE FROM HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND MAY BE SUBJECT TO CERTAIN STATE AND LOCAL TAXES, AND IN SOME CASES, TO THE FEDERAL ALTERNATIVE MINIMUM TAX. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. THE QUOTED YIELDS REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE YIELDS QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT HIGHMARKFUNDS.COM.

** The seven-day effective yields, which are equal to the seven-day current yields at July 31, 2012, are as follows:

                                                 CLASS A    CLASS S    FIDUCIARY
                                                  SHARES     SHARES     SHARES
--------------------------------------------------------------------------------
California Tax-Free Money Market Fund
   Subsidized+                                    0.01%      0.01%       0.01%
   Non-Subsidized                                -0.80%     -0.85%      -0.56%

 + The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The yields shown also reflect voluntary waivers in place. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

2 HIGHMARK(R) FUNDS

TAXABLE MONEY MARKET FUNDS* (UNAUDITED)

PERFORMANCE

For the period ended July 31, 2012, HighMark 100% U.S. Treasury Money Market Fund posted a seven-day effective yield of 0.00% (Fiduciary Shares)**; HighMark Treasury Plus Money Market Fund posted a seven-day effective yield of 0.00% (Fiduciary Shares)**; HighMark U.S. Government Money Market Fund posted a seven-day effective yield of 0.00% (Fiduciary Shares)**; and HighMark Diversified Money Market Fund posted a seven-day effective yield of 0.02% (Fiduciary Shares)**. (These funds are collectively the "Funds," and each is a "Fund.")

FACTORS AFFECTING PERFORMANCE

Worldwide economic growth slowed during the Fund's reporting period, despite repeated and sizable monetary stimuli by central banks across the globe. Short-term interest rates in the United States remained just above zero percent, which was the level set by the Federal Reserve in late 2008. Yields on certain short-term instruments did temporarily increase, specifically late in the reporting period, due to stimulus action by the Federal Reserve, known as "Operation Twist," wherein the Federal Reserve sold short-term Treasury securities and reinvested the proceeds in longer term investments further out on the yield curve.

Turmoil in Europe continued to negatively affect money markets, as regulators responded to each market spasm with just enough stimulus or support to temporarily calm investor fears. Consequently, U.S. Treasury and U.S. agency securities markets experienced periodic price spikes in response to investor fears. Despite these intermittent challenges, Operation Twist generally held short-term Treasury yields in positive territory, which benefited HighMark 100% U.S. Treasury Money Market Fund.

With collateral in plentiful supply, overnight repurchase agreement transaction yields were under upward pressure, especially in the second half of the Fund's reporting period. Both HighMark Treasury Plus Money Market Fund and HighMark U.S. Government Money Market Fund continued to overweight overnight repurchase agreements, as they provided both enhanced yield and liquidity. Supply of other eligible securities shrank and spreads tightened dramatically during the last three months of the reporting period, as a sizable dollar amount of Federal Deposit Insurance Corp. guaranteed securities, issued in 2008 and 2009, matured in June 2012.

The HighMark Diversified Money Market Fund retained its focus on both credit quality and reducing its exposure to euro zone issuers believed to be most likely impacted by fiscal uncertainty. As the crisis continued to unfold and the shortage of quality investment choices became more acute, the Fund increased liquidity by purchasing overnight U.S. Treasury collateralized repurchase agreements. This caused the weighted average maturity of the portfolio to decline and further impacted near term performance.

 * AN INVESTMENT IN THE HIGHMARK MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THESE FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00, THERE CAN BE NO ASSURANCE THAT THEY WILL BE ABLE TO DO SO. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS. THE QUOTED YIELDS REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE YIELDS QUOTED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT HIGHMARK-FUNDS.COM.

** The seven-day effective yields, which are equal to the seven-day current yields at July 31, 2012, are as follows:

                                       CLASS A   CLASS B    CLASS C    CLASS S   FIDUCIARY
                                        SHARES    SHARES     SHARES    SHARES     SHARES
------------------------------------------------------------------------------------------
Diversified Money Market Fund
   Subsidized+                           0.02%      n/a        n/a       0.02%       0.02%
   Non-Subsidized                       -0.68%      n/a        n/a      -0.73%      -0.44%
Treasury Plus Money Market Fund
   Subsidized+                           0.00%      n/a        n/a       0.00%       0.00%
   Non-Subsidized                       -1.06%      n/a        n/a      -0.52%      -0.90%
U.S. Government Money Market Fund
   Subsidized+                           0.00%    0.00%      0.00%       0.00%       0.00%
   Non-Subsidized                       -0.80%   -1.26%     -1.05%      -0.85%      -0.55%
100% U.S. Treasury Money Market Fund
   Subsidized+                           0.00%      n/a        n/a       0.00%       0.00%
   Non-Subsidized                       -0.91%      n/a        n/a      -0.96%      -0.66%

 + The Fund's Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses for all share classes from exceeding the net expense ratios listed in the prospectus, for the period beginning December 1, 2011 and ending on November 30, 2012. The yields shown also reflect voluntary waivers in place. The Adviser may recoup from the Fund any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occurs, subject to certain limitations. This recoupment could reduce the Fund's future total return.

                                  FUND SECTORS

                               DIVERSIFIED MONEY
                                  MARKET FUND

                                                                         % OF
SECTOR                                                                 PORTFOLIO
REPURCHASE AGREEMENTS                                                    36.0%

COMMERCIAL PAPER                                                         31.7

CERTIFICATES OF DEPOSIT                                                  19.0

CORPORATE OBLIGATIONS                                                     6.2

U.S. TREASURY BILL                                                        3.4

FOREIGN BANK NOTE                                                         2.3

U.S. GOVERNMENT AGENCY OBLIGATION                                         1.1

VARIABLE RATE DEMAND NOTES                                                0.3

                              TREASURY PLUS MONEY
                                  MARKET FUND

                                                                         % OF
SECTOR                                                                 PORTFOLIO
U.S. TREASURY BILLS                                                      49.1%

REPURCHASE AGREEMENTS                                                    30.2

U.S. GOVERNMENT AGENCY OBLIGATIONS                                       13.1

U.S. GOVERNMENT GUARANTEED OBLIGATIONS                                    7.6

                             U.S. GOVERNMENT MONEY
                                  MARKET FUND

                                                                         % OF
SECTOR                                                                 PORTFOLIO
REPURCHASE AGREEMENTS                                                    62.3%

U.S. GOVERNMENT AGENCY OBLIGATIONS                                       19.8

VARIABLE RATE DEMAND NOTES                                               12.8

U.S. GOVERNMENT GUARANTEED OBLIGATIONS                                    5.1

                            100% U.S. TREASURY MONEY
                                  MARKET FUND

                                                                         % OF
SECTOR                                                                 PORTFOLIO
U.S. TREASURY BILLS                                                     100.0%

                                                             HIGHMARK(R) FUNDS 3

DISCLOSURE OF FUND EXPENSES

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, which include costs for portfolio management, administrative services, distribution fees and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of the mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in each Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare each Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the year, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission ("SEC") requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as redemption fees, which are described in each Fund's prospectus. If these fees were applied to your account, your costs would be higher.

                                        BEGINNING     ENDING        NET      EXPENSES
                                         ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                         VALUE AT    VALUE AT     EXPENSE     DURING
                                          2/1/12     7/31/12      RATIOS      PERIOD*
--------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares                        $1,000.00   $1,000.10      0.22%     $   1.09
Class A Shares                           1,000.00    1,000.10      0.22%         1.09
Class S Shares                           1,000.00    1,000.10      0.22%         1.09

HYPOTHETICAL
Fiduciary Shares                        $1,000.00   $1,023.77      0.22%     $   1.11
Class A Shares                           1,000.00    1,023.77      0.22%         1.11
Class S Shares                           1,000.00    1,023.77      0.22%         1.11
--------------------------------------------------------------------------------------
DIVERSIFIED MONEY MARKET FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares                        $1,000.00   $1,000.10      0.34%     $   1.68
Class A Shares                           1,000.00    1,000.10      0.34%         1.68
Class S Shares                           1,000.00    1,000.10      0.34%         1.68

HYPOTHETICAL
Fiduciary Shares                        $1,000.00   $1,023.19      0.34%     $   1.70
Class A Shares                           1,000.00    1,023.19      0.34%         1.70
Class S Shares                           1,000.00    1,023.19      0.34%         1.70

                                        BEGINNING     ENDING        NET      EXPENSES
                                         ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                         VALUE AT    VALUE AT     EXPENSE     DURING
                                          2/1/12     7/31/12      RATIOS      PERIOD*
--------------------------------------------------------------------------------------
TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares                        $1,000.00   $1,000.00      0.13%     $   0.65
Class A Shares                           1,000.00    1,000.00      0.13%         0.65
Class S Shares                           1,000.00    1,000.00      1.03%         5.12

HYPOTHETICAL
Fiduciary Shares                        $1,000.00   $1,024.22      0.13%     $   0.65
Class A Shares                           1,000.00    1,024.22      0.13%         0.65
Class S Shares                           1,000.00    1,024.52      1.03%         5.17
--------------------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares                        $1,000.00   $1,000.10      0.15%     $   0.75
Class A Shares                           1,000.00    1,000.10      0.15%         0.75
Class B Shares                           1,000.00    1,000.10      0.16%         0.80
Class C Shares                           1,000.00    1,000.10      0.15%         0.75
Class S Shares                           1,000.00    1,000.10      0.15%         0.75

HYPOTHETICAL
Fiduciary Shares                        $1,000.00   $1,024.12      0.15%     $   0.75
Class A Shares                           1,000.00    1,024.12      0.15%         0.75
Class B Shares                           1,000.00    1,024.07      0.16%         0.81
Class C Shares                           1,000.00    1,024.12      0.15%         0.75
Class S Shares                           1,000.00    1,024.12      0.15%         0.75

4 HIGHMARK(R) FUNDS

                                        BEGINNING     ENDING        NET      EXPENSES
                                         ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                         VALUE AT    VALUE AT     EXPENSE     DURING
                                          2/1/12     7/31/12      RATIOS      PERIOD*
--------------------------------------------------------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Fiduciary Shares                        $1,000.00   $1,000.00      0.07%     $   0.35
Class A Shares                           1,000.00    1,000.00      0.07%         0.35
Class S Shares                           1,000.00    1,000.00      0.07%         0.35

HYPOTHETICAL
Fiduciary Shares                        $1,000.00   $1,024.52      0.07%     $   0.35
Class A Shares                           1,000.00    1,024.52      0.07%         0.35
Class S Shares                           1,000.00    1,024.52      0.07%         0.35

----------
* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one half year period).

                                                             HIGHMARK(R) FUNDS 5

SCHEDULE OF INVESTMENTS
JULY 31, 2012

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - 100.0%
--------------------------------------------------------------------------------
   CALIFORNIA - 90.1%
     ABAG, Multi-Family Housing Finance
       Authority, Non-Profit, Episcopal
       Homes Foundation, COP, LOC Wells
       Fargo Bank N.A. (A) (B) (C)
       0.120%, 02/01/25                               $ 4,410,000   $  4,410,000
     Alameda County, Industrial
       Development Authority Revenue,
       Ettore Products Company Project,
       Ser A, RB, AMT, LOC Comerica
       Bank (A) (B) (C)
       0.220%, 12/01/30                                 4,000,000      4,000,000
     Bay Area Toll Authority,
       Ser B-2, RB, LOC JPMorgan Chase
       Bank NA (A) (B) (C)
       0.110%, 04/01/47                                 8,000,000      8,000,000
       Ser C-4, RB, LOC Lloyds TSB Bank PLC
       0.120%, 04/01/45                                 6,600,000      6,600,000
     California Infrastructure & Economic
       Development Bank, California
       Academy, Ser E, RB LOC Northern
       Trust Co. (A) (B) (C)
       0.120%, 09/01/38                                 7,220,000      7,220,000
       Jewish Community Center, Ser A,
       RB, LOC Bank of America N.A. (C)
       0.190%, 12/01/31                                12,605,000     12,605,000
       Los Angeles Museum, Ser A, RB,
       LOC Wells Fargo Bank N.A. (C)
       0.120%, 09/01/37                                 1,700,000      1,700,000
       Pacific Gas & Electric, Ser C, RB
       0.120%, 12/01/16                                 8,700,000      8,700,000
     California Municipal Finance
       Authority Westmont College,
       Ser A, RB, LOC Comerica
       Bank (A) (B) (C)
       0.210%, 01/01/40                                 5,000,000      5,000,000
     California Pollution Control Financing
       Authority, (A) (B) (C)
       Pacific Gas & Electric, Ser B, RB,
       AMT, LOC JPMorgan Chase Bank
       0.200%, 11/01/26                                 5,800,000      5,800,000
       Ser C, RB, LOC JPMorgan Chase Bank
       0.160%, 11/01/26                                18,300,000     18,300,000
       Resource Recovery, Wadham Energy,
       Ser C, RB, AMT, LOC BNP Paribas
       0.590%, 11/01/17                                11,500,000     11,500,000
     California State Ser A,
       Sub-Ser A-1-2, GO, LOC Royal
       Bank of Canada (A) (B) (C)
       0.110%, 05/01/40                                23,000,000     23,000,000

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
       Ser A, Sub-Ser A-2-2, GO, LOC Royal
       Bank of Canada
       0.110%, 05/01/40                               $23,900,000   $ 23,900,000
     California State Health Facilities
       Financing Authority,
       Ser B, RB, LOC JPMorgan
       Chase Bank (A) (B) (C)
       0.130%, 10/01/40                                 1,100,000      1,100,000
     California State,
       Kindergarten, (A) (B) (C)
       Ser B-1, GO, LOC Citibank N.A.
       0.120%, 05/01/34                                 3,750,000      3,750,000
       Ser B-2, GO, LOC Citibank N.A.
       0.130%, 05/01/34                                 1,300,000      1,300,000
       Ser B-4, GO, LOC Citibank N.A.
       0.140%, 05/01/34                                 6,900,000      6,900,000
     California State, Educational
       Facilities
       Authority, California Institute of
       Technology, RB, Institute
       Guaranteed (A) (B) (C)
       0.120%, 01/01/24                                19,000,000     19,000,000
     California State, Housing Finance
       Agency, Multi-Family Housing,
       Ser B, RB, FNMA Insured (A) (B) (C)
       0.140%, 02/01/35                                 9,700,000      9,700,000
     California Statewide, Communities
       Development Authority, Redlands
       Community Hospital,
       Ser B, RB, LOC JPMorgan
       Chase Bank (A) (B) (C)
       0.160%, 04/01/29                                 3,250,000      3,250,000
     Chino Basin Regional Financing
       Authority, Inland Empire Utilities,
       Ser B, RB LOC Lloyds TSB Bank
       PLC (A) (B) (C)
       0.180%, 06/01/32                                17,030,000     17,030,000
     Contra Costa County,  Multi-Family
       Mortgage Revenue, RB, FNMA
       Insured (A) (B) (C)
       0.140%, 11/15/22                                 8,100,000      8,100,000
     Irvine Ranch Water District,
       District Nos. 140-240-105-250,
       Special Assignment, LOC Bank of
       New York Mellon (A) (B) (C)
       0.090%, 04/01/33                                 1,400,000      1,400,000
       Special Assignment, LOC Bank of
       New York Mellon (A) (B) (C)
       0.100%, 08/01/16                                 1,100,000      1,100,000
     Irvine, Improvement Bond Act 1915,
       Special Assessment, Assessment
       District 94-13, LOC State Street
       Bank & Trust Co. (A) (B) (C)
       0.110%, 09/02/22                                   500,000        500,000

        The accompanying notes are an integral part of the financial statements.

6 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par         Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
     Irvine, Ranch Water District,
       Consolidated Improvement District,
       GO, Ser A LOC U.S. Bank
       N.A. (A) (B) (C)
       0.100%, 10/01/41                               $ 4,000,000   $   4,000,000
     Livermore, COP, Capital Projects, LOC
       U.S. Bank N.A. (A) (B) (C)
       0.140%, 10/01/30                                 4,715,000      4,715,000
     Livermore, Multi-Family Housing
       Authority, Mortgage Portola, RB,
       AMT, FHLMC Insured (A) (B) (C)
       0.170%, 05/01/19                                   375,000        375,000
     Los Angeles County Housing
       Authority, Multi-Family Housing
       Authority, Malibu Meadows II,
       Ser C, RB, FNMA Insured (A) (B) (C)
       0.130%, 04/15/28                                 7,000,000      7,000,000
     Los Angeles County Metropolitan
       Transportation Authority (A) (B) (C)
       Ser A-2, RB, LOC MizuHo Corp.
       0.140%, 07/01/23                                27,850,000     27,850,000
     Los Angeles County, TRAN, Ser C, GO
       2.000%, 06/28/13                                 4,000,000      4,065,136
     Los Angeles, Wastewater System
       Revenue Sub-Ser C, RB, LOC
       JP Morgan Chase Bank NA (A) (B) (C)
       0.140%, 06/01/28                                   940,000        940,000
     Los Angeles, Department of Water &
       Power, (A) (B) (C)
       Sub-Ser B-3, SPA Wells Fargo
       Bank, N.A. 0.150%, 07/01/34                      6,200,000      6,200,000
       Waterworks Revenue, Sub-Ser B-4,
       RB, SPA Wells Fargo Bank N.A.
       0.130%, 07/01/35                                 7,500,000      7,500,000
     Los Angeles, Multi-Family Housing
       Authority, Fountain Park Phase II,
       Ser B, RB, AMT, FNMA
       Insured (A) (B) (C)
       0.150%, 03/15/34                                 1,000,000      1,000,000
     Manhattan Beach, COP, LOC Bank of
       America N.A. (A) (B) (C)
       0.220%, 08/01/32                                 3,480,000      3,480,000
     Metropolitan, Water District of
       Southern California, (A) (B) (C)
       Waterworks Revenue, Ser B, RB, SPA
       Landesbank Hessen
       0.150%, 07/01/28                                16,000,000     15,999,491
       Waterworks Revenue, Ser C, RB, SPA
       Landesbank Hessen
       0.140%, 07/01/28                                23,100,000     23,100,000

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
     Orange County, Apartment
       Development Revenue, WLCO LF
       Partners, Ser G-1, RB, FNMA
       Insured (A) (B) (C)
       0.130%, 11/15/28                               $ 9,300,000   $  9,300,000
     Pittsburg, Public Financing
       Authority,
       RB, LOC Bank of the
       West (A) (B) (C)
       0.310%, 06/01/35                                16,245,000     16,245,000
     Rancho, Water District Community
       Facilities District No. 89-5, Special
       Tax (A) (B) (C), LOC Wells Fargo, N.A.
       0.120%, 09/01/28                                 6,100,000      6,100,000
     Riverside County Transportation
       Commission Tax Ser B, RB (A) (B) (C),
       LOC JPMorgan Chase
       0.150%, 06/01/29                                 5,775,000      5,775,000
     Riverside County, Public Facilities, Ser
       B, COP, LOC State Street Bank &
       Trust Co. (A) (B) (C)
       0.140%, 12/01/15                                 1,950,000      1,950,000
     Sacramento County,
       Sanitation District, Financing
       Authority, Subordinate Lien, Ser E,
       RB, LOC U.S. Bank N.A. (A)(B) (C)
       0.150%, 12/01/40                                 5,500,000      5,500,000
     Special Facilities Airport Revenue,
       Cessna Aircraft Company Project,
       RB, LOC Bank of America N.A.
       0.330%, 11/02/28                                 7,000,000      7,000,000
     San Diego County, Regional
       Transportation Commission,
       Limited Tax, Ser B, RB, SPA
       JPMorgan Chase Bank (A) (B) (C)
       0.160%, 04/01/38                                 8,275,000      8,275,000
     San Francisco City &
       County, (A) (B) (C)
       Finance Corporation Lease,
       Moscone Center, Ser 2008-2, RB,
       LOC State Street Bank & Trust Co.
       0.130%, 04/01/30                                 5,280,000      5,280,000
       Folsom-Dore Apartment Project,
       RB, AMT LOC Citibank N.A.
       0.230%, 12/01/34                                 2,700,000      2,700,000
     San Francisco City & County, Airports
       Commission, Ser 36-C, RB, LOC
       U.S. Bank N.A. (A) (B) (C)
       0.150%, 05/01/26                                 5,875,000      5,875,000
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment
       Project, Ser B, RB LOC JPMorgan
       Chase Bank (A) (B) (C)
       0.150%, 08/01/32                                 2,600,000      2,600,000

The accompanying notes are an integral part of the financial statements.

                                                             HIGHMARK(R) FUNDS 7

SCHEDULE OF INVESTMENTS
JULY 31, 2012

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   CALIFORNIA - (CONTINUED)
     San Rafael Redevelopment Agency,
       Fairfax Standard Apartments,
       Ser A, RB, LOC Citibank N.A. (A) (B) (C)
       0.280%, 09/01/31                               $ 1,500,000   $  1,500,000
     Santa Clara County, El Camino
       Hospital District Lease Authority,
       Valley Medical Center Project,
       Ser A, RB, LOC State Street  Bank &
       Trust Co. (A) (B) (C)
       0.140%, 08/01/15                                   350,000        350,000
     Southern California, Public Power
       Authority, Electric Power and Light
       Revenue, Magnolia Power Project,
       Ser A, RB, LOC U.S. Bank
       N.A. (A) (B) (C) 0.140%, 07/01/36               31,770,000     31,770,000
     Tustin Unified School District
       Community Facility District No.
       07-1, LOC Bank of
       America, N.A. (A) (B) (C)
       0.160%, 09/01/50                                23,700,000     23,700,000
     University of California Regents
       Medical Center Pooled,
       Ser B-1, RB (A) (B)
       0.130%, 05/15/32                                   500,000        500,000
     Vallejo, Multi-Family Housing
       Authority, RB, FNMA
       Insured (A) (B) (C)
       0.190%, 05/15/22                                 4,000,000      4,000,000
     Vallejo, Water Revenue, Ser A, RB, LOC
       JPMorgan Chase
       Bank (A) (B) (C)
       0.190%, 06/01/31                                16,980,000     16,980,000
     Whittier, Healthcare Facilities,
       Presbyterian Intercommunity,
       Ser B, RB, LOC U.S. Bank
       N.A. (A) (B) (C)
       0.120%, 06/01/36                                 2,800,000      2,800,000
                                                                    ------------
                                                                     478,289,627
                                                                    ------------
   NEW JERSEY - 3.3%
     New Jersey Housing & Mortgage
       Finance Agency
       AMT, Ser A, RB SPA, Lloyds Bank,
       PLC, (A) (B) (C)
       0.450%, 05/01/28                                17,500,000     17,500,000
                                                                    ------------
   PENNSYLVANIA - 4.2%
     Pennsylvania Turnpike
       Commission,
       AGM Insured, SPA JPMorgan
       Chase (A) (B) (C)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   PENNSYLVANIA -(CONTINUED)
       Ser B, RB
       0.350%, 07/15/41                                12,600,000     12,600,000
       Ser D, RB
       0.320%, 07/15/41                                 9,800,000      9,800,000
                                                                    ------------
                                                                      22,400,000
                                                                    ------------
   PUERTO RICO - 0.4%
     Puerto Rico Commonwealth, Public
       Improvement, Series C-5-2, RB,
       AGM Insured, LOC Barclays Bank PLC
       (A) (B) (C)
       0.160%, 07/01/20                               $ 2,000,000   $  2,000,000
                                                                    ------------
   WISCONSIN - 2.0%
     Wisconsin Housing & Economic
       Development Authority Ser C, RB,
       AMT, SPA BNP
       Paribas (A) (B) (C)
       1.000%, 09/01/23                                10,500,000     10,500,000
                                                                    ------------
     TOTAL MUNICIPAL BONDS
       (Cost $530,689,627)                                           530,689,627
                                                                    ------------
--------------------------------------------------------------------------------
   REGISTERED INVESTMENT COMPANIES - 0.0%
--------------------------------------------------------------------------------
     BlackRock Liquidity Funds,
       California Money Fund                              113,155        113,155
     Goldman Sachs Institutional Liquid
       Assets Tax-Exempt
       California Portfolio                                 6,450          6,450
                                                                    ------------
     TOTAL REGISTERED INVESTMENT COMPANIES
       (Cost $119,605)                                                   119,605
                                                                    ------------
   TOTAL INVESTMENTS - 100.0%
       (Cost $530,809,232) +                                         530,809,232
                                                                    ------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                 15,722
                                                                    ------------
   NET ASSETS - 100.0%                                              $530,824,954
                                                                    ============
--------------------------------------------------------------------------------

+     AT JULY 31, 2012, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A)   FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF JULY 31, 2012.

(B) PUT AND DEMAND FEATURE - VARIABLE RATE DEMAND NOTES ARE PAYABLE UPON DEMAND. PUT BONDS AND NOTES HAVE DEMAND FEATURES THAT ALLOW THE HOLDER TO REDEEM THE ISSUE AT SPECIFIED DATES BEFORE MATURITY. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE. THE INTEREST RATE SHOWN REFLECTS THE RATE IN EFFECT ON JULY 31, 2012.

(C) SECURITIES ARE HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/ OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.

ABAG  -ASSOCIATION OF BAY AREA GOVERNMENTS

       The accompanying notes are an integral part of the financial statements.

8 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

AGM    - ASSURED GUARANTY MUNICIPAL CORPORATION
AMT    - ALTERNATIVE MINIMUM TAX
COP    - CERTIFICATES OF PARTICIPATION
FHLMC  - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA   - FEDERAL NATIONAL MORTGAGE ASSOCIATION
GO     - GENERAL OBLIGATION
LOC    - LETTER OF CREDIT
NA     - NATIONAL ASSOCIATION
PLC    - PUBLIC LIABILITY COMPANY
RB     - REVENUE BOND
SER    - SERIES
SPA    - STANDBY PURCHASE AGREEMENT
TRAN   - TAX AND REVENUE ANTICIPATION NOTE

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in notes to financial statements):

                                                                                             LEVEL 2         LEVEL 3
                                                            TOTAL FAIR       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                             VALUE AT        QUOTED         OBSERVABLE     UNOBSERVABLE
                                                             07/31/12         PRICE           INPUTS         INPUTS
                                                           -------------   ------------   --------------   ------------
  Municipal Bonds                                          $ 530,689,627   $         --   $  530,689,627   $         --
  Registered Investment Companies                                119,605        119,605               --             --
                                                           -------------   ------------   --------------   ------------
Total:                                                     $ 530,809,232   $    119,605   $  530,689,627   $         --
                                                           =============   ============   ==============   ============

The accompanying notes are an integral part of the financial statements.

                                                             HIGHMARK(R) FUNDS 9

SCHEDULE OF INVESTMENTS
JULY 31, 2012

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* - 31.7%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 4.5% (A)
      Mountcliff Funding LLC
         0.400%, 08/01/12                         $100,000,000   $   100,000,000
                                                                 ---------------
      TOTAL ASSET-BACKED SECURITY - DIVERSIFIED
         FINANCIAL ASSETS
         (Cost $100,000,000)                                         100,000,000
                                                                 ---------------

   ASSET-BACKED SECURITIES - CREDIT CARD - 3.7% (A)
      White Point Funding Inc.
         0.200%, 08/01/12                           20,360,000        20,360,000
         0.511%, 10/03/12                           62,299,000        62,243,398
                                                                 ---------------
      TOTAL ASSET-BACKED SECURITIES - CREDIT CARD
         (Cost $82,603,398)                                           82,603,398
                                                                 ---------------
   ASSET-BACKED SECURITIES - TRADE RECEIVABLES - 18.0% (A)
      Atlantic Asset Securitization LLC
         0.200%, 08/01/12                           69,937,000        69,937,000
      Autobahn Funding Co. LLC
         0.200%, 08/01/12                           25,000,000        25,000,000
         0.491%, 10/03/12                           60,000,000        59,948,550
      Mont Blanc Capital Corp.
         0.270%, 08/07/12                           60,000,000        59,997,300
      Regency Markets No1. LLC
         0.240%, 08/16/12                           60,000,000        59,994,000
      Sheffield Receivables
         0.180%, 08/01/12                           15,928,000        15,928,000
      Sydney Capital Corp.
         0.300%, 09/14/12                           35,000,000        34,987,167
         0.300%, 10/03/12                           30,000,000        29,984,250
      Thunder Bay Funding LLC
         0.150%, 08/02/12                           43,002,000        43,001,821
                                                                 ---------------
      TOTAL ASSET-BACKED SECURITIES - TRADE
         RECEIVABLES
         (Cost $398,778,088)                                         398,778,088
                                                                 ---------------
   BANKING - 3.2%
      Louis Dreyfus Commodities LOC:
      Barclays Bank
         0.350%, 08/01/12                           14,000,000        14,000,000
      Working Capital Management
         0.200%, 08/01/12 (A)                       33,100,000        33,100,000
         0.230%, 08/20/12 (A)                       23,000,000        22,997,208
                                                                 ---------------
      TOTAL BANKING
         (Cost $70,097,208)                                           70,097,208
                                                                 ---------------
   MULTIPLE INDUSTRY - 2.3%
      General Electric Capital Corp.
         0.300%, 08/06/12                           50,000,000        49,997,917
                                                                 ---------------
      TOTAL MULTIPLE INDUSTRY
         (Cost $49,997,917)                                           49,997,917
                                                                 ---------------
      TOTAL COMMERCIAL PAPER - DISCOUNTED
         (Cost $701,476,611)                                         701,476,611
                                                                 ---------------

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE - 19.0%
--------------------------------------------------------------------------------
      Bank of Nova Scotia Houston
         0.496%, 01/04/13 (B)                     $ 70,000,000   $    70,000,000
      Canadian Imperial Bank of
         Commerce NY
         0.390%, 08/29/12 (B)                       75,000,000        74,999,708
      Mizuho Corporate Bank NY
         0.400%, 08/01/12                           65,000,000        65,000,000
      Norinchukin Bank NY
         0.400%, 10/10/12                           60,000,000        60,000,000
      Sumitomo Mitsui Banking NY
         0.440%, 09/07/12 (B) (C)                  100,000,000       100,000,000
      Westpac Banking Corp. NY
         0.346%, 08/08/12 (B)                       50,000,000        50,000,000
                                                                 ---------------
      TOTAL CERTIFICATES OF DEPOSIT - YANKEE
         (Cost $419,999,708)                                         419,999,708
                                                                 ---------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS - 6.2%
--------------------------------------------------------------------------------
   AUTOMOTIVE - 3.0%
      Toyota Motor Credit Corp., MTN
         0.611%, 04/03/13 (B)                       66,500,000        66,500,000
                                                                 ---------------
      TOTAL AUTOMOTIVE
         (Cost $66,500,000)                                           66,500,000
                                                                 ---------------
   BANKING - 3.2%
      Bank of Montreal Chicago, MTN
         0.819%, 08/05/13 (A) (D)                   70,000,000        70,000,000
                                                                 ---------------
      TOTAL BANKING
         (Cost $70,000,000)                                           70,000,000
                                                                 ---------------
      TOTAL CORPORATE OBLIGATIONS
         (Cost $136,500,000)                                         136,500,000
                                                                 ---------------

--------------------------------------------------------------------------------
   FOREIGN BANK NOTE - 2.3%
--------------------------------------------------------------------------------
   BANKING - 2.3%
      Westpac Banking Corp.,
         0.396%, 05/03/13 (A)(B)                    50,000,000        50,000,000
                                                                 ---------------
      TOTAL FOREIGN BANK NOTE
      (Cost $50,000,000)                                              50,000,000
                                                                 ---------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATION - 1.1%
--------------------------------------------------------------------------------
      FNMA
         0.239%, 08/12/13 (B)                       25,000,000        24,992,174
                                                                 ---------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
         (Cost $24,992,174)                                           24,992,174
                                                                 ---------------

        The accompanying notes are an integral part of the financial statements.

10 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 0.3%
--------------------------------------------------------------------------------
   U.S. GOVERNMENT - 0.3%
      Washington State, Housing
         Finance Commission, Multi-
         Family Housing, The Lodge at
         Eagle Ridge, Ser B, RB, LOC:
         FHLB
         0.220%, 08/01/41 (C)                     $  3,425,000   $     3,425,000
      Winston Salem, NC, COP
         0.260%, 11/01/12 (C) (E)                    3,000,000         3,000,000
                                                                 ---------------
      TOTAL U.S. GOVERNMENT
         (Cost $6,425,000)                                             6,425,000
                                                                 ---------------
      TOTAL VARIABLE RATE DEMAND NOTES
         (Cost $6,425,000)                                             6,425,000
                                                                 ---------------

--------------------------------------------------------------------------------
   U.S. TREASURY BILL - 3.4%
--------------------------------------------------------------------------------
      U.S. Treasury Bill
         0.105%, 08/02/12                           75,000,000        74,999,781
                                                                 ---------------
      TOTAL U.S. TREASURY BILL
         (Cost $74,999,781)                                           74,999,781
                                                                 ---------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 36.0%
--------------------------------------------------------------------------------
      Barclays Capital Inc.
         0.170%, dated 07/31/12,
         matures on 08/01/12,
         repurchase price $120,000,567
         (collateralized by three U.S.
         Treasury obligations, ranging in
         par value from $7,100,100 -
         $68,080,000, 1.000% - 2.750%,
         05/15/14 - 11/30/16, total
         market value $122,400,029)                120,000,000       120,000,000
      Credit Suisse Securities (USA)
         0.150%, dated 07/31/12,
         matures on 08/01/12,
         repurchase price $90,000,375
         (collateralized by a U.S. Treasury
         obligation, par value
         $91,870,000, 0.250%, 05/15/15,
         total market value $91,803,216)            90,000,000        90,000,000
      Deuteche Bank Securities
         0.170%, dated 07/31/12,
         matures on 08/01/12, repurchase
         price $286,270,126 (collateralized
         by two U.S. Treasury obligations,
         par value from $41,248,600 -
         $250,455,500, 0.250% - 0.625%,
         05/31/14 - 05/31/17, total
         market value $291,994,164)                286,268,774       286,268,774

--------------------------------------------------------------------------------
Description                                                Par             Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Merrill Lynch, Fenner Pierce
         & Smith
         0.160%, dated 07/31/12,
         matures on 08/01/12,
         repurchase price $300,001,333
         (collateralized by two
         U.S. Treasury obligations, par
         value from $8,020,500 -
         $184,153,700, 1.250% -
         6.875%, 02/15/14 - 08/15/25,
         total market value
         $306,000,005)                            $300,000,000   $   300,000,000
                                                                 ---------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $796,268,774)                                         796,268,774
                                                                 ---------------
   TOTAL INVESTMENTS - 100.0%
      (Cost $2,210,662,048) +                                      2,210,662,048
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                784,992
                                                                 ---------------
   NET ASSETS - 100.0%                                           $ 2,211,447,040
                                                                 ===============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     AT JULY 31, 2012, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JULY 31, 2012 WAS $757,478,694 AND REPRESENTED 34.3% OF NET ASSETS.

(B) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2012. THE DATE REPORTED IS THE FINAL MATURITY.

(C) DEMAND FEATURE - THE ADJUSTABLE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2012. THE DATE REPORTED IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

(D) VARIABLE RATE/EXTENDABLE SECURITY - THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2012. THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH THE PRINCIPAL CAN BE RECOVERED.

(E)   SECURITY IS ESCROWED TO MATURITY IN U.S. TREASURIES.

COP   - CERTIFICATES OF PARTICIPATION
FHLB  - FEDERAL HOME LOAN BANK
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC   - LIMITED LIABILITY COMPANY
LOC   - LETTER OF CREDIT
MTN   - MEDIUM TERM NOTE
NC    - NORTH CAROLINA
NY    - NEW YORK
RB    - REVENUE BOND
SER   - SERIES

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 11

SCHEDULE OF INVESTMENTS
JULY 31, 2012

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in notes to financial statements):

                                                                 LEVEL 2          LEVEL 3
                                   TOTAL FAIR      LEVEL 1     SIGNIFICANT      SIGNIFICANT
                                    VALUE AT       QUOTED      OBSERVABLE      UNOBSERVABLE
                                    07/31/12        PRICE        INPUTS           INPUTS
                                 --------------   ---------   --------------   ------------
Investments in Securities **     $2,210,662,048   $      --   $2,210,662,048   $         --
                                 ==============   =========   ==============   ============

**    See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

12 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

TREASURY PLUS MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                               Par              Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 13.1%
--------------------------------------------------------------------------------
      FFCB
         0.244%, 11/27/12 (A)                     $  5,000,000   $     5,000,000
      FNMA
         0.239%, 08/12/13 (A)                        7,000,000         6,997,809
                                                                 ---------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
         (Cost $11,997,809)                                           11,997,809
                                                                 ---------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT GUARANTEED OBLIGATIONS - 7.7%
--------------------------------------------------------------------------------
      Straight-A Funding, Series 1, FFBLL
         0.18%, 10/11/12 * (B)                       7,000,000         6,997,515
                                                                 ---------------
      TOTAL U.S. GOVERNMENT GUARANTEED OBLIGATIONS
         (Cost $6,997,515)                                             6,997,515
                                                                 ---------------

--------------------------------------------------------------------------------
   U.S. TREASURY BILLS ** - 49.1%
--------------------------------------------------------------------------------
      U.S. Treasury Bills
         0.105%, 08/02/12                           25,000,000        24,999,927
         0.097%, 10/18/12                           10,000,000         9,997,941
         0.097%, 10/25/12                           10,000,000         9,997,757
                                                                 ---------------
      TOTAL U.S. TREASURY BILLS
         (Cost $44,995,625)                                           44,995,625
                                                                 ---------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 30.2%
--------------------------------------------------------------------------------
      Barclays Capital
         0.170%, dated 07/31/12,
         matures on 08/01/12, repurchase
         price $15,000,071 (collateralized by a
         U.S. Treasury obligation, par value
         $12,479,491, 4.750%, 08/15/17, total
         market value $15,300,001)                  15,000,000        15,000,000

--------------------------------------------------------------------------------
Description                                               Par              Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
      Deutsche Bank Securities
         0.170%, dated 07/31/12,
         matures on 08/01/12, repurchase
         price $12,686,251 (collateralized by a
         U.S. Treasury obligation, par value
         $13,014,100, 0.500%, 07/31/17, total
         market value $12,939,920)                $ 12,686,191   $    12,686,191
                                                                 ---------------
      TOTAL REPURCHASE AGREEMENTS
         (Cost $27,686,191)                                           27,686,191
                                                                 ---------------
   TOTAL INVESTMENTS - 100.1%
      (Cost $91,677,140) +                                            91,677,140
                                                                 ---------------
   OTHER ASSETS & LIABILITIES, NET - (0.1)%                              (49,990)
                                                                 ---------------
   NET ASSETS - 100.0%                                           $    91,627,150
                                                                 ===============

--------------------------------------------------------------------------------
*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

**    RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+     AT JULY 31, 2012, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2012. THE DATE REPORTED IS THE FINAL MATURITY.

(B) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3(A), 4(2) OR RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THESE SECURITIES AS OF JULY 31, 2012 WAS $6,997,515 AND REPRESENTED 7.7% OF NET ASSETS.

FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN
FFCB  - FEDERAL FARM CREDIT BANK
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in notes to financial statements):

                                                                 LEVEL 2          LEVEL 3
                                   TOTAL FAIR      LEVEL 1     SIGNIFICANT      SIGNIFICANT
                                    VALUE AT       QUOTED      OBSERVABLE      UNOBSERVABLE
                                    07/31/12        PRICE        INPUTS           INPUTS
                                 --------------   ---------   --------------   ------------
Investments in Securities ***    $   91,677,140   $      --   $   91,677,140   $         --
                                 ==============   =========   ==============   ============

***   See schedule of investments detail for security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 13

SCHEDULE OF INVESTMENTS
JULY 31, 2012

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.8%
--------------------------------------------------------------------------------
     FFCB
       0.244%, 11/27/12 (A)                           $50,000,000   $ 50,000,000
       0.229%, 08/15/14 (A)                            50,000,000     49,979,877
     FHLMC
       0.196%, 06/03/13 (A)                            50,000,000     49,983,093
     FNMA
       0.239%, 08/12/13 (A)                            75,000,000     74,976,522
                                                                    ------------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $224,939,492)                                           224,939,492
                                                                    ------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - 12.8%
--------------------------------------------------------------------------------
     California, Milpitas Multi-Family
       Housing Revenue Crossing,
       Ser A, RB Guarantee: FNMA (B)
       0.150%, 08/15/33                                 4,800,000      4,800,000
     California, Sacramento County,
       Multi-Family Housing
       Development Authority, Deer
       Park Apartments, Ser A, RB
       Guarantee: FNMA (B)
       0.190%, 07/15/35                                 1,150,000      1,150,000
     California, San Francisco, City &
       County Redevelopment, Ser D,
       RB Guarantee: FNMA (B)
       0.170%, 06/15/34                                26,050,000     26,050,000
     California, Simi Valley, Multi-
       Family Housing Revenue,
       Parker Ranch, Ser A, RB
       Guarantee: FNMA (B)
       0.200%, 07/15/36                                   500,000        500,000
     California, Statewide Community
       Development Authority, Palms
       Apartments, Ser C, RB
       Guarantee: FNMA (B)
       0.180%, 05/15/35                                 3,200,000      3,200,000
     New York City Housing
       Development, Multi-Family
       Mortgage Revenue, Pearl
       Street Development, Ser B, RB
       Guarantee: FNMA (B)
       0.180%, 10/15/41                                14,225,000     14,225,000
     New York City Housing
       Development, Multi-Family
       Rent Housing Revenue, (B)
       Gold Street, Ser B, RB
       Guarantee: FNMA
       0.180%, 04/15/36                                 2,435,000      2,435,000
       Nicole, Ser B, RB
       Guarantee: FNMA
       0.160%, 11/15/35                                 4,570,000      4,570,000
       West Street, Ser B, RB
       Guarantee: FNMA
       0.180%, 03/15/36                                 7,100,000      7,100,000

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
       Westport Development, Ser B,
       RB Guarantee: FNMA
       0.160%, 06/15/34                               $ 6,800,000   $  6,800,000
     New York State, Dormitory
       Authority Revenue, Ser B, RB
       Guarantee: FNMA (B)
       0.160%, 11/15/36                                16,180,000     16,180,000
     New York State, Housing
       Finance
       Agency Revenue, (B)
       11th Avenue Housing, Ser B,
       RB Guarantee: FNMA
       0.180%, 05/15/41                                 5,100,000      5,100,000
       38th Street, Ser B, RB
       Guarantee: FNMA
       0.200%, 05/15/33                                 9,000,000      9,000,000
       Biltmore Tower Housing,
       Ser B, RB Guarantee: FNMA
       0.180%, 05/15/34                                   805,000        805,000
       North End, Ser B, RB
       Guarantee: FNMA
       0.180%, 11/15/36                                 2,500,000      2,500,000
       Ser B, RB Guarantee: FNMA
       0.180%, 05/15/33                                12,400,000     12,400,000
       Tower 31 Housing, Ser A, RB
       Guarantee: FHLMC
       0.180%, 11/01/36                                 2,700,000      2,700,000
       West 33rd Street, Ser B, RB
       Guarantee: FNMA
       0.160%, 11/15/36                                 4,200,000      4,200,000
     Pennsylvania, Montgomery
       County, Redevelopment
       Authority, Kingswood
       Apartments Project, Ser A, RB
       Guarantee: FNMA (B)
       0.220%, 08/15/31                                 5,505,000      5,505,000
     Virginia, Chesapeake,
       Redevelopment & Housing
       Authority, Multi-Family
       Housing Revenue, Alta Great
       Bridge, Ser A, RB Guarantee:
       FNMA (B)
       0.240%, 01/15/41                                 1,625,000      1,625,000
     Washington State Housing
       Finance Commission, Multi-
       Family Housing Revenue, (B)
       Ballard Landmark, Ser B, RB
       Guarantee: FHLB
       0.210%, 12/15/41                                 3,510,000      3,510,000
       Bridgewood Project, Ser B, RB
       Guarantee: FNMA
       0.190%, 09/01/34                                 3,060,000      3,060,000
       Highland Park Apartments,
       Ser B, RB Guarantee: FNMA
       0.190%, 07/15/38                                 1,650,000      1,650,000

        The accompanying notes are an integral part of the financial statements.

14 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                                   Par          Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
       Pinehurst Apartments Project,
       Ser B, RB Guarantee: FNMA
       0.190%, 03/15/39                               $ 1,360,000   $  1,360,000
       Ranier Court Project, Ser B, RB
       Guarantee: FNMA
       0.180%, 12/15/36                                 3,210,000      3,210,000
       Rolling Hills Project, Ser B, RB
       Guarantee: FNMA
       0.190%, 06/15/37                                 1,915,000      1,915,000
                                                                    ------------
     TOTAL VARIABLE RATE DEMAND NOTES
       (Cost $145,550,000)                                           145,550,000
                                                                    ------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT GUARANTEED OBLIGATIONS - 5.1%
--------------------------------------------------------------------------------
     Citibank N.A., Guarantee: FDIC (A)
       0.467%, 11/15/12                                12,000,000     12,012,156
     Straight-A Funding,
       Series 1, FFBLL * (C)
       0.18%, 10/11/12                                 45,311,000     45,294,915
                                                                    ------------
     TOTAL U.S. GOVERNMENT GUARANTEED OBLIGATIONS
       (Cost $57,307,071)                                             57,307,071
                                                                    ------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - 62.3%
--------------------------------------------------------------------------------
     Barclays Capital
       0.170%, dated 07/31/12,
       matures on 08/01/12,
       repurchase price  $120,000,567
       (collateralized by two
       U.S. Treasury obligations, par
       value from $47,379,100, -
       $66,518,800, 1.000% -
       3.125%, 05/15/14 - 05/15/21,
       total market value
       $ 122,400,062)                                 120,000,000    120,000,000
     Credit Suisse Securities (USA)
       0.150%, dated 07/31/12,
       matures on 08/01/12,
       repurchase price
       $90,000,375
       (collateralized by a
       U.S. Treasury obligation,  par
       value $91,870,000, 0.250%,
       05/15/15, total market value
       $91,803,216)                                    90,000,000     90,000,000
     Deutsche Bank Securities
       0.170%, dated 07/31/12,
       matures on 08/01/12,
       repurchase price
       $220,440,109
       (collateralized by a
       U.S. Treasury obligation, par
       value $213,164,400, 2.000%,
       11/15/21, total market value
       $224,847,894)                                  220,439,068    220,439,068

----------------------------------------------------------------------------------
Description                                                   Par          Value
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS - (CONTINUED)
----------------------------------------------------------------------------------
     Deutsche Bank Securities
       0.180% dated 07/31/12,
       matures on 08/01/12,
       repurchase price $220,001,100
       (collateralized by a U.S. agency
       obligation, par value
       $219,523,000, 1.250%,
       02/27/14, total market value
       $224,400,191)                                 $220,000,000   $  220,000,000
     Goldman, Sachs
       0.170%, dated 07/31/12,
       matures on 08/01/12,
       repurchase price $55,000,260
       (collateralized by a U.S. agency
       obligation, par value
       $56,134,000, 0.000%,
       01/23/13, total market value
       $56,100,881)                                    55,000,000       55,000,000
                                                                    --------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $705,439,068)                                             705,439,068
                                                                    --------------
   TOTAL INVESTMENTS - 100.0%
     (Cost $1,133,235,631) +                                         1,133,235,631
                                                                    --------------
   OTHER ASSETS & LIABILITIES, NET - 0.0%                                 (459,162)
                                                                    --------------
   NET ASSETS - 100.0%                                              $1,132,776,469
                                                                    ==============

--------------------------------------------------------------------------------

*     RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY AT
      PURCHASE.

+     AT JULY 31, 2012, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

(A) VARIABLE RATE SECURITY WHOSE INTEREST RATE IS RESET PERIODICALLY BASED ON AN INDEX. THE RATE REFLECTED IS THE RATE IN EFFECT ON JULY 31, 2012. THE DATE REPORTED IS THE FINAL MATURITY.

(B) DEMAND FEATURE--RATE SHOWN IS AS OF REPORT DATE AND MATURITIES SHOWN ARE THE FINAL MATURITIES, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED THROUGH THE DEMAND FEATURE.

(C) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF THIS SECURITY AS OF JULY 31, 2012 WAS $45,294,915 AND REPRESENTED 4.0% OF NET ASSETS.

FDIC  - FEDERAL DEPOSIT INSURANCE CORPORATION
FFBLL - FEDERAL FINANCING BANK LIQUIDITY LOAN
FFCB  - FEDERAL FARM CREDIT BANK
FHLB  - FEDERAL HOME LOAN BANK
FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION
RB    - REVENUE BOND
SER   - SERIES

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 15

SCHEDULE OF INVESTMENTS
JULY 31, 2012

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in notes to financial statements):

                                                                                             LEVEL 2         LEVEL 3
                                                            TOTAL FAIR       LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                             VALUE AT        QUOTED        OBSERVABLE      UNOBSERVABLE
                                                             07/31/12         PRICE          INPUTS          INPUTS
                                                          --------------   ------------   --------------   ------------
Investments in Securities **                              $1,133,235,631   $         --   $1,133,235,631   $         --
                                                          ==============   ============   ==============   ============

**    See schedule of investments detail for security type breakout.

        The accompanying notes are an integral part of the financial statements.

16 HIGHMARK(R) FUNDS

SCHEDULE OF INVESTMENTS
JULY 31, 2012

100% U.S. TREASURY MONEY MARKET FUND

------------------------------------------------------------------
Description                                    Par           Value
------------------------------------------------------------------
------------------------------------------------------------------
   U.S. TREASURY BILLS* - 126.6%
------------------------------------------------------------------
     U.S. Treasury Bills
       0.052%, 08/02/12              $ 207,425,000   $ 207,424,706
       0.071%, 08/09/12                 50,000,000      49,999,222
       0.076%, 08/16/12                 65,000,000      64,997,968
       0.087%, 08/23/12                150,000,000     149,992,178
       0.080%, 08/30/12                200,000,000     199,987,573
       0.086%, 09/13/12                 25,000,000      24,997,462
       0.097%, 09/27/12                 75,000,000      74,988,719
       0.097%, 10/18/12                 75,000,000      74,984,562
       0.097%, 10/25/12                 30,000,000      29,993,271
       0.112%, 11/01/12                 75,000,000      74,979,146
                                                     -------------
     TOTAL U.S. TREASURY BILLS
       (Cost $952,344,807)                             952,344,807
                                                     -------------
   TOTAL INVESTMENTS - 126.6%
     (Cost $952,344,807) +                             952,344,807
                                                     -------------
   OTHER ASSETS & LIABILITIES, NET - (26.6)%          (200,036,941)
                                                     -------------
   NET ASSETS - 100.0%                               $ 752,307,866
                                                     =============

--------------------------------------------------------------------------------

*     RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT PURCHASE.

+     AT JULY 31, 2012, COST IS IDENTICAL FOR BOOK AND FEDERAL INCOME TAX
      PURPOSES.

A summary of the inputs used to value the Fund's net assets as of July 31, 2012 is as follows (see Note 2 - significant accounting policies in notes to financial statements):

                                                                                             LEVEL 2         LEVEL 3
                                                             TOTAL FAIR      LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                              VALUE AT       QUOTED         OBSERVABLE     UNOBSERVABLE
                                                              07/31/12        PRICE           INPUTS         INPUTS
                                                           -------------   ------------   --------------   ------------
Investments in Securities **                               $ 952,344,807   $         --   $  952,344,807   $         --
                                                           =============   ============   ==============   ============

**    See schedule of investments detail for security type breakout.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 17

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2012

                                                CALIFORNIA                                            U.S.           100% U.S.
                                                 TAX-FREE        DIVERSIFIED       TREASURY        GOVERNMENT         TREASURY
                                                   MONEY            MONEY         PLUS MONEY         MONEY             MONEY
                                                  MARKET           MARKET           MARKET           MARKET            MARKET
                                                   FUND             FUND             FUND             FUND              FUND
                                              --------------   --------------   --------------   --------------    --------------
ASSETS:
   Investments, at Value + ................   $  530,809,232   $1,414,393,274   $   63,990,949   $  427,796,563    $  952,344,807
   Repurchase Agreements, at Value + ......               --      796,268,774       27,686,191      705,439,068                --
   Cash ...................................               --               --               --               --               146
   Receivable for Fund Shares Sold ........               --        1,182,317               --           79,276               161
   Accrued Income .........................          139,977          571,116            1,229           53,132                --
   Prepaid Expenses .......................           13,709           53,150            8,389           38,760            27,391
   Deferred Compensation ..................           39,000          208,984           10,570           78,279            85,986
   Due from Affiliates ....................            4,053            3,523            1,016            1,801             1,269
                                              --------------   --------------   --------------   --------------    --------------
      TOTAL ASSETS ........................      531,005,971    2,212,681,138       91,698,344    1,133,486,879       952,459,760
                                              --------------   --------------   --------------   --------------    --------------
LIABILITIES:
   Payable for Fund Shares Redeemed .......               --          332,016               --          386,958       199,971,854
   Income Distribution Payable ............            1,977           26,869              340            2,870               829
   Investment Adviser Fees Payable ........               --          149,134            6,522            3,253             4,939
   Administration Fees Payable ............           57,578          275,651               --           93,170                --
   Custodian Fees Payable .................            2,862           11,475              904            5,642             3,371
   Audit Fees Payable .....................           30,955           41,195           29,031           34,687            31,620
   Deferred Compensation Payable ..........           39,000          208,984           10,570           78,279            85,986
   Transfer Agent Fees Payable ............            8,102           30,471            3,008           17,516            10,108
   Printing Fees Payable ..................           18,305           81,914            6,447           40,971            21,156
   Trustees Fees Payable ..................            3,381           15,439            1,134            7,708             3,913
   Accrued Distribution Fees ..............               --               --               --                5                --
   Accrued Expenses and Other Payables ....           18,857           60,950           13,238           39,351            18,118
                                              --------------   --------------   --------------   --------------    --------------
      TOTAL LIABILITIES ...................          181,017        1,234,098           71,194          710,410       200,151,894
                                              --------------   --------------   --------------   --------------    --------------
         NET ASSETS .......................   $  530,824,954   $2,211,447,040   $   91,627,150   $1,132,776,469    $  752,307,866
                                              ==============   ==============   ==============   ==============    ==============
NET ASSETS:
   Paid-in Capital (unlimited authorized--
      no par value) .......................   $  530,775,077   $2,211,468,087   $   91,626,933   $1,132,778,146    $  752,390,967
   Undistributed Net Investment Income ....           49,877               --              217               --                --
   Accumulated Net Realized Gain (Loss) on
      Investments .........................               --          (21,047)              --           (1,677)          (83,101)
                                              --------------   --------------   --------------   --------------    --------------
         NET ASSETS .......................   $  530,824,954   $2,211,447,040   $   91,627,150   $1,132,776,469    $  752,307,866
                                              ==============   ==============   ==============   ==============    ==============
   +  Cost of Investments and Repurchase
      Agreements ..........................   $  530,809,232   $2,210,662,048   $   91,677,140   $1,133,235,631    $  952,344,807

Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

18 HIGHMARK(R) FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2012

                                                CALIFORNIA                                            U.S.            100% U.S.
                                                 TAX-FREE        DIVERSIFIED       TREASURY        GOVERNMENT         TREASURY
                                                   MONEY            MONEY         PLUS MONEY          MONEY             MONEY
                                                  MARKET           MARKET           MARKET           MARKET            MARKET
                                                   FUND             FUND             FUND             FUND              FUND
                                              --------------   --------------   --------------   --------------    --------------
FIDUCIARY SHARES:
   Net Assets .............................   $  225,544,480   $1,755,369,988   $   88,019,479   $  926,242,463    $  496,224,283
   Shares of beneficial interest
      outstanding .........................      225,523,792    1,755,390,229       88,019,439      926,264,674       496,327,381
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ........................   $         1.00   $         1.00   $         1.00   $         1.00    $         1.00
                                              ==============   ==============   ==============   ==============    ==============
CLASS A SHARES:
   Net Assets .............................   $  290,442,590   $  363,289,054   $    3,607,571   $   43,337,099    $  179,088,284
   Shares of beneficial interest
      outstanding .........................      290,420,391      363,289,476        3,607,569       43,338,235       179,136,062
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ........................   $         1.00   $         1.00   $         1.00   $         1.00    $         1.00
                                              ==============   ==============   ==============   ==============    ==============
CLASS B SHARES:
   Net Assets .............................              N/A              N/A              N/A   $        9,070               N/A
   Shares of beneficial interest
      outstanding .........................              N/A              N/A              N/A            9,070               N/A
NET ASSET VALUE AND OFFERING PRICE PER
   SHARE (A) ..............................              N/A              N/A              N/A   $         1.00               N/A
                                              ==============   ==============   ==============   ==============    ==============
CLASS C SHARES:
   Net Assets .............................              N/A              N/A              N/A   $    1,508,894               N/A
   Shares of beneficial interest
      outstanding .........................              N/A              N/A              N/A        1,508,915               N/A
NET ASSET VALUE AND OFFERING PRICE PER
   SHARE (A) ..............................              N/A              N/A              N/A   $         1.00               N/A
                                              ==============   ==============   ==============   ==============    ==============
CLASS S SHARES:
   Net Assets .............................   $   14,837,884   $   92,787,998   $          100   $  161,678,943    $   76,995,299
   Shares of beneficial interest
      outstanding .........................       14,836,336       92,788,496              100      161,682,655        77,016,534
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE ........................   $         1.00   $         1.00   $         1.00   $         1.00    $         1.00
                                              ==============   ==============   ==============   ==============    ==============

N/A   Not Applicable

(A) Class B and Class C have contingent deferred sales charges (See Note 3 in the notes to financial statements).

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 19

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2012

                                                CALIFORNIA                                            U.S.           100% U.S.
                                                 TAX-FREE        DIVERSIFIED       TREASURY        GOVERNMENT        TREASURY
                                                   MONEY            MONEY         PLUS MONEY          MONEY            MONEY
                                                  MARKET           MARKET           MARKET           MARKET            MARKET
                                                   FUND             FUND             FUND             FUND              FUND
                                              --------------   --------------   --------------   --------------    --------------
Interest Income ...........................   $    1,275,622   $    9,018,800   $      195,234   $    1,670,001    $      253,721
                                              --------------   --------------   --------------   --------------    --------------
      Total Investment Income .............        1,275,622        9,018,800          195,234        1,670,001           253,721
                                              --------------   --------------   --------------   --------------    --------------
Expenses:
   Investment Adviser Fees ................        1,555,443        7,029,797          517,011        3,493,594         1,806,767
   Shareholder Servicing Fees Fiduciary
      Shares ..............................          591,333        4,662,680          414,707        2,431,565           941,599
   Shareholder Servicing Fees Class A
      Shares ..............................          668,204          962,233           16,136          119,222           310,080
   Shareholder Servicing Fees Class B
      Shares ..............................               --               --               --              160                --
   Administration Fees ....................          777,529        3,513,988          257,495        1,746,223           900,510
   Custodian Fees .........................           32,405          146,454           10,771           72,783            37,641
   Trustees Fees ..........................           34,710          160,489           12,377           79,056            37,536
   Chief Compliance Officer Fees ..........            8,860            8,860            8,860            8,860             8,860
   Distribution Fees Class A Shares .......          668,204          962,233           16,136          119,222           310,080
   Distribution Fees Class B Shares .......               --               --               --              481                --
   Distribution Fees Class C Shares .......               --               --               --            3,549                --
   Distribution Fees Class S Shares .......           80,667          513,153               --          792,014           558,713
   Registration Fees ......................           12,751           42,846           12,847           61,466            39,786
   Transfer Agent Fees ....................           51,054          191,309           19,297          119,540            60,054
   Printing Fees ..........................           54,735          229,749           22,793          114,418            57,958
   Audit Fees .............................           32,861           47,178           29,502           37,351            31,420
   Legal Fees .............................           60,080          270,304           21,025          141,813            60,054
   Miscellaneous Fees .....................           49,857          135,950           46,973           94,821            44,293
                                              --------------   --------------   --------------   --------------    --------------
      Total Expenses ......................        4,678,693       18,877,223        1,405,930        9,436,138         5,205,351
                                              --------------   --------------   --------------   --------------    --------------
Less: Waivers and Reimbursements
      Investment Adviser Fee Waiver .......       (1,370,214)      (3,147,718)        (515,782)      (3,335,756)       (1,806,767)
      Shareholder Servicing Fee Waiver--
         Fiduciary Shares (Note 3) ........         (591,277)      (4,662,680)        (414,707)      (2,431,290)         (941,599)
      Shareholder Servicing Fee Waiver--
         Class A Shares (Note 3) ..........         (668,141)        (962,233)         (16,136)        (119,215)         (310,080)
      Shareholder Servicing Fee Waiver--
         Class B Shares (Note 3) ..........               --               --               --             (159)               --
      Distribution Fee Waiver--Class A
         Shares (Note 3) ..................         (668,204)        (962,233)         (16,136)        (119,205)         (310,080)
      Distribution Fee Waiver--Class B
         Shares (Note 3) ..................               --               --               --             (481)               --
      Distribution Fee Waiver--Class C
         Shares (Note 3) ..................               --               --               --           (3,549)               --
      Distribution Fee Waiver--Class S
         Shares (Note 3) ..................          (80,663)        (513,153)              --         (791,981)         (558,713)
      Administration Fee
         Waiver ...........................          (76,436)              --         (252,233)      (1,010,313)         (900,510)
      Reimbursement of Expenses by
         Adviser ..........................               --               --               --               --          (138,990)
                                              --------------   --------------   --------------   --------------    --------------
Total Waivers and Reimbursements ..........       (3,454,935)     (10,248,017)      (1,214,994)      (7,811,949)       (4,966,739)
                                              --------------   --------------   --------------   --------------    --------------
Total Net Expenses ........................        1,223,758        8,629,206          190,936        1,624,189           238,612
                                              --------------   --------------   --------------   --------------    --------------
Net Investment Income .....................           51,864          389,594            4,298           45,812            15,109
                                              --------------   --------------   --------------   --------------    --------------
Net Realized Gain (Loss) on Investments ...               22          (21,047)              42               54            (4,089)
                                              --------------   --------------   --------------   --------------    --------------
Increase in Net Assets Resulting from
   Operations .............................   $       51,886   $      368,547   $        4,340   $       45,866    $       11,020
                                              ==============   ==============   ==============   ==============    ==============

Amounts designated as "--" are either not applicable or less than $1.00.

        The accompanying notes are an integral part of the financial statements.

20 HIGHMARK(R) FUNDS

                      This Page Left Blank Intentionally.

                                                            HIGHMARK(R) FUNDS 21

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JULY 31,

                                                                                             CALIFORNIA TAX-FREE
                                                                                              MONEY MARKET FUND
                                                                                       -----------------------------
                                                                                            2012           2011
                                                                                       -------------  --------------
Investment Activities:
   Net Investment Income .........................................................     $      51,864  $      190,167
   Net Realized Gain (Loss) on Investments .......................................                22             564
                                                                                       -------------  --------------
   Net Increase in Net Assets Resulting From Operations ..........................            51,886         190,731
                                                                                       -------------  --------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     Fiduciary Shares ............................................................           (23,656)       (128,868)
     Class A Shares ..............................................................           (26,739)        (58,278)
     Class B Shares ..............................................................                --              --
     Class C Shares ..............................................................                --              --
     Class S Shares ..............................................................            (1,469)         (3,021)
                                                                                       -------------  --------------
       Total Dividends and Distributions .........................................           (51,864)       (190,167)
                                                                                       -------------  --------------
   Net Increase (Decrease) in Net Assets From:
     Share Transactions (A) ......................................................       (22,243,718)     29,204,008
                                                                                       -------------  --------------
       Total Increase (Decrease) in Net Assets ...................................       (22,243,696)     29,204,572
                                                                                       -------------  --------------
Net Assets:
     Beginning of Year ...........................................................       553,068,650     523,864,078
                                                                                       -------------  --------------
     End of Year .................................................................     $ 530,824,954  $  553,068,650
                                                                                       =============  ==============
Undistributed Net Investment Income ..............................................     $      49,877  $       50,493
                                                                                       =============  ==============

Amounts designated as "--" are either not applicable or less than $1.00.

(A) For details on share transaction by class, see statements of changes in net assets -- capital stock activity on pages 24 - 27.

        The accompanying notes are an integral part of the financial statements.

22   HIGHMARK(R) FUNDS

                                                                DIVERSIFIED MONEY MARKET          TREASURY PLUS MONEY MARKET
                                                                         FUND                                FUND
                                                             -------------------------------   -------------------------------
                                                                  2012              2011            2012             2011
                                                             --------------   --------------   ---------------   -------------
Investment Activities:
   Net Investment Income .................................   $      389,594   $    1,364,246   $         4,298   $      27,509
   Net Realized Gain (Loss) on Investments ...............          (21,047)           2,097                42              --
                                                             --------------   --------------   ---------------   -------------
   Net Increase in Net Assets Resulting From Operations ..          368,547        1,366,343             4,340          27,509
                                                             --------------   --------------   ---------------   -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     Fiduciary Shares ....................................         (374,311)      (1,107,284)           (4,138)        (25,751)
     Class A Shares ......................................          (77,183)        (184,091)             (160)         (1,758)
     Class B Shares ......................................               --               --                --              --
     Class C Shares ......................................               --               --                --              --
     Class S Shares ......................................          (18,708)         (72,871)               --              --
                                                             --------------   --------------   ---------------   -------------
       Total Dividends and Distributions .................         (470,202)      (1,364,246)           (4,298)        (27,509)
                                                             --------------   --------------   ---------------   -------------
   Net Increase (Decrease) in Net Assets From:
     Share Transactions (A) ..............................     (333,975,140)     (19,610,119)     (104,231,416)      8,480,567
                                                             --------------   --------------   ---------------   -------------
       Total Increase (Decrease) in Net Assets ...........     (334,076,795)     (19,608,022)     (104,231,374)      8,480,567
                                                             --------------   --------------   ---------------   -------------
Net Assets:
     Beginning of Year ...................................    2,545,523,835    2,565,131,857       195,858,524     187,377,957
                                                             --------------   --------------   ---------------   -------------
     End of Year .........................................   $2,211,447,040   $2,545,523,835   $    91,627,150   $ 195,858,524
                                                             ==============   ==============   ===============   =============
Undistributed Net Investment Income ......................   $           --   $       80,608   $           217   $         175
                                                             ==============   ==============   ===============   =============

                                                                  U.S. GOVERNMENT MONEY           100% U.S. TREASURY MONEY
                                                                        MARKET FUND                      MARKET FUND
                                                             -------------------------------   -------------------------------
                                                                   2012            2011             2012             2011
                                                             --------------   --------------   ---------------   -------------
Investment Activities:
   Net Investment Income .................................   $       45,812   $      333,064   $        15,109   $      70,042
   Net Realized Gain (Loss) on Investments ...............               54              735            (4,089)         16,418
                                                             --------------   --------------   ---------------   -------------
   Net Increase in Net Assets Resulting From Operations ..           45,866          333,799            11,020          86,460
                                                             --------------   --------------   ---------------   -------------
Dividends and Distributions to Shareholders:
   Net Investment Income:
     Fiduciary Shares ....................................          (38,249)        (271,288)           (9,440)        (30,405)
     Class A Shares ......................................           (1,877)         (12,747)           (3,112)         (9,094)
     Class B Shares ......................................               (1)             (46)               --              --
     Class C Shares ......................................              (19)             (94)               --              --
     Class S Shares ......................................           (5,666)         (48,889)           (2,557)        (30,543)
                                                             --------------   --------------   ---------------   -------------
       Total Dividends and Distributions .................          (45,812)        (333,064)          (15,109)        (70,042)
                                                             --------------   --------------   ---------------   -------------
   Net Increase (Decrease) in Net Assets From:
     Share Transactions (A) ..............................     (209,076,975)     189,065,828       178,718,917    (301,806,589)
                                                             --------------   --------------   ---------------   -------------
       Total Increase (Decrease) in Net Assets ...........     (209,076,921)     189,066,563       178,714,828    (301,790,171)
                                                             --------------   --------------   ---------------   -------------
Net Assets:
     Beginning of Year ...................................    1,341,853,390    1,152,786,827       573,593,038     875,383,209
                                                             --------------   --------------   ---------------   -------------
     End of Year .........................................   $1,132,776,469   $1,341,853,390   $   752,307,866   $ 573,593,038
                                                             ==============   ==============   ===============   =============
Undistributed Net Investment Income ......................   $           --   $           --   $            --   $          --
                                                             ==============   ==============   ===============   =============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 23

STATEMENTS OF CHANGES IN NET ASSETS
(CAPITAL STOCK ACTIVITY)
FOR THE YEARS ENDED JULY 31,

                                                                             CALIFORNIA TAX-FREE MONEY MARKET FUND
                                                               -----------------------------------------------------------------
                                                                             2012                               2011
                                                                   SHARES           DOLLARS          SHARES           DOLLARS
                                                               -----------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........................      407,141,567   $  407,141,567      512,725,924   $  512,725,924
      Reinvestment of Dividends and Distributions ..........               51               51              628              628
      Cost of Shares Redeemed ..............................     (421,992,729)    (421,992,729)    (472,579,563)    (472,579,563)
                                                               --------------   --------------   --------------   --------------
         Total Fiduciary Share Transactions ................      (14,851,111)     (14,851,111)      40,146,989       40,146,989
                                                               --------------   --------------   --------------   --------------
   Class A Shares:
      Proceeds from Shares Issued ..........................      324,123,839      324,123,839      556,886,909      556,886,909
      Reinvestment of Dividends and Distributions ..........           26,701           26,701           58,258           58,258
      Cost of Shares Redeemed ..............................     (329,739,401)    (329,739,401)    (560,634,629)    (560,634,629)
                                                               --------------   --------------   --------------   --------------
         Total Class A Share Transactions ..................       (5,588,861)      (5,588,861)      (3,689,462)      (3,689,462)
                                                               --------------   --------------   --------------   --------------
   Class S Shares:
      Proceeds from Shares Issued ..........................       40,176,000       40,176,000       76,797,492       76,797,492
      Reinvestment of Dividends and Distributions ..........            1,469            1,469            2,846            2,846
      Cost of Shares Redeemed ..............................      (41,981,215)     (41,981,215)     (84,053,857)     (84,053,857)
                                                               --------------   --------------   --------------   --------------
         Total Class S Share Transactions ..................       (1,803,746)      (1,803,746)      (7,253,519)      (7,253,519)
                                                               --------------   --------------   --------------   --------------
      Net Increase (Decrease) from Capital Stock Activity ..      (22,243,718)  $  (22,243,718)      29,204,008   $   29,204,008
                                                               ==============   ==============   ==============   ==============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

24 HIGHMARK(R) FUNDS

                                                                                  DIVERSIFIED MONEY MARKET FUND
                                                               -------------------------------------------------------------------
                                                                             2012                               2011
                                                                   SHARES           DOLLARS           SHARES           DOLLARS
                                                               -------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........................    4,023,675,491   $ 4,023,675,491    3,802,266,917   $ 3,802,266,917
      Reinvestment of Dividends and Distributions ..........           38,130            38,130          168,287           168,287
      Cost of Shares Redeemed ..............................   (4,252,590,642)   (4,252,590,642)  (3,750,826,268)   (3,750,826,268)
                                                               --------------   ---------------   --------------   ---------------
         Total Fiduciary Share Transactions ................     (228,877,021)     (228,877,021)      51,608,936        51,608,936
                                                               --------------   ---------------   --------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued ..........................      427,376,857       427,376,857      596,354,791       596,354,791
      Reinvestment of Dividends and Distributions ..........           76,739            76,739          183,242           183,242
      Cost of Shares Redeemed ..............................     (518,231,461)     (518,231,461)    (592,488,110)     (592,488,110)
                                                               --------------   ---------------   --------------   ---------------
         Total Class A Share Transactions ..................      (90,777,865)      (90,777,865)       4,049,923         4,049,923
                                                               --------------   ---------------   --------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued ..........................      297,964,725       297,964,725      833,912,760       833,912,760
      Reinvestment of Dividends and Distributions ..........           18,708            18,708           68,266            68,266
      Cost of Shares Redeemed ..............................     (312,303,687)     (312,303,687)    (909,250,004)     (909,250,004)
                                                               --------------   ---------------   --------------   ---------------
         Total Class S Share Transactions ..................      (14,320,254)      (14,320,254)     (75,268,978)      (75,268,978)
                                                               --------------   ---------------   --------------   ---------------
      Net Increase (Decrease) from Capital Stock Activity ..     (333,975,140)  $  (333,975,140)     (19,610,119)  $   (19,610,119)
                                                               ==============   ===============   ==============   ===============

                                                                                 TREASURY PLUS MONEY MARKET FUND
                                                               -------------------------------------------------------------------
                                                                             2012                               2011
                                                                   SHARES           DOLLARS           SHARES           DOLLARS
                                                               -------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........................    1,509,899,341   $ 1,509,899,341      966,631,663   $   966,631,663
      Reinvestment of Dividends and Distributions ..........               --                --               --                --
      Cost of Shares Redeemed ..............................   (1,606,359,592)   (1,606,359,592)    (954,857,918)     (954,857,918)
                                                               --------------   ---------------   --------------   ---------------
         Total Fiduciary Share Transactions ................      (96,460,251)      (96,460,251)      11,773,745        11,773,745
                                                               --------------   ---------------   --------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued ..........................       76,608,297        76,608,297       22,301,296        22,301,296
      Reinvestment of Dividends and Distributions ..........              160               160            1,758             1,758
      Cost of Shares Redeemed ..............................      (84,379,721)      (84,379,721)     (25,596,232)      (25,596,232)
                                                               --------------   ---------------   --------------   ---------------
         Total Class A Share Transactions ..................       (7,771,264)       (7,771,264)      (3,293,178)       (3,293,178)
                                                               --------------   ---------------   --------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued ..........................              100               100               --                --
      Reinvestment of Dividends and Distributions ..........               --                --               --                --
      Cost of Shares Redeemed ..............................               (1)               (1)              --                --
                                                               --------------   ---------------   --------------   ---------------
         Total Class S Share Transactions ..................               99                99               --                --
                                                               --------------   ---------------   --------------   ---------------
      Net Increase (Decrease) from Capital Stock Activity ..     (104,231,416)  $  (104,231,416)       8,480,567   $     8,480,567
                                                               ==============   ===============   ==============   ===============

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 25

STATEMENTS OF CHANGES IN NET ASSETS
(CAPITAL STOCK ACTIVITY)
FOR THE YEARS ENDED JULY 31,

                                                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                               -----------------------------------------------------------------
                                                                             2012                               2011
                                                                   SHARES           DOLLARS          SHARES           DOLLARS
                                                               -----------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........................    3,932,802,203   $3,932,802,203    6,751,644,991   $6,751,644,991
      Reinvestment of Dividends and Distributions ..........            1,843            1,843            4,862            4,862
      Cost of Shares Redeemed ..............................   (4,188,384,537)  (4,188,384,537)  (6,502,196,456)  (6,502,196,456)
                                                               --------------   --------------   --------------   --------------
         Total Fiduciary Share Transactions ................     (255,580,491)    (255,580,491)     249,453,397      249,453,397
                                                               --------------   --------------   --------------   --------------
   Class A Shares:
      Proceeds from Shares Issued ..........................       46,374,511       46,374,511       80,741,580       80,741,580
      Reinvestment of Dividends and Distributions ..........            1,831            1,831           12,680           12,680
      Cost of Shares Redeemed ..............................      (57,692,730)     (57,692,730)     (66,989,449)     (66,989,449)
                                                               --------------   --------------   --------------   --------------
         Total Class A Share Transactions ..................      (11,316,388)     (11,316,388)      13,764,811       13,764,811
                                                               --------------   --------------   --------------   --------------
   Class B Shares:
      Proceeds from Shares Issued ..........................               --               --           36,896           36,896
      Reinvestment of Dividends and Distributions ..........                1                1               46               46
      Cost of Shares Redeemed ..............................         (138,526)        (138,526)         (64,253)         (64,253)
                                                               --------------   --------------   --------------   --------------
         Total Class B Share Transactions ..................         (138,525)        (138,525)         (27,311)         (27,311)
                                                               --------------   --------------   --------------   --------------
   Class C Shares:
      Proceeds from Shares Issued ..........................        2,246,979        2,246,979        1,314,608        1,314,608
      Reinvestment of Dividends and Distributions ..........               10               10               88               88
      Cost of Shares Redeemed ..............................       (1,008,495)      (1,008,495)      (1,365,074)      (1,365,074)
                                                               --------------   --------------   --------------   --------------
         Total Class C Share Transactions ..................        1,238,494        1,238,494          (50,378)         (50,378)
                                                               --------------   --------------   --------------   --------------
   Class S Shares:
      Proceeds from Shares Issued ..........................    1,011,390,966    1,011,390,966    1,089,861,082    1,089,861,082
      Reinvestment of Dividends and Distributions ..........            5,666            5,666           45,509           45,509
      Cost of Shares Redeemed ..............................     (954,676,697)    (954,676,697)  (1,163,981,282)  (1,163,981,282)
                                                               --------------   --------------   --------------   --------------
         Total Class S Share Transactions ..................       56,719,935       56,719,935      (74,074,691)     (74,074,691)
                                                               --------------   --------------   --------------   --------------
      Net Increase (Decrease) from Capital Stock Activity ..     (209,076,975)  $ (209,076,975)     189,065,828   $  189,065,828
                                                               ==============   ==============   ==============   ==============

Amounts designated as "--" are either $0 or have been rounded to $0.

        The accompanying notes are an integral part of the financial statements.

26 HIGHMARK(R) FUNDS

                                                                              100% U.S. TREASURY MONEY MARKET FUND
                                                               -------------------------------------------------------------------
                                                                             2012                               2011
                                                                   SHARES           DOLLARS           SHARES           DOLLARS
                                                               -------------------------------------------------------------------
Share Transactions:
   Fiduciary Shares:
      Proceeds from Shares Issued ..........................    1,213,196,723   $ 1,213,196,723    1,217,901,265   $ 1,217,901,265
      Reinvestment of Dividends and Distributions ..........               94                94              795               795
      Cost of Shares Redeemed ..............................   (1,111,603,511)   (1,111,603,511)  (1,229,015,783)   (1,229,015,783)
                                                               --------------   ---------------   --------------   ---------------
         Total Fiduciary Share Transactions ................      101,593,306       101,593,306      (11,113,723)      (11,113,723)
                                                               --------------   ---------------   --------------   ---------------
   Class A Shares:
      Proceeds from Shares Issued ..........................      404,194,151       404,194,151      166,236,480       166,236,480
      Reinvestment of Dividends and Distributions ..........            3,105             3,105            9,090             9,090
      Cost of Shares Redeemed ..............................     (318,177,470)     (318,177,470)    (218,047,890)     (218,047,890)
                                                               --------------   ---------------   --------------   ---------------
        Total Class A Share Transactions ...................       86,019,786        86,019,786      (51,802,320)      (51,802,320)
                                                               --------------   ---------------   --------------   ---------------
   Class B Shares:
      Proceeds from Shares Issued ..........................               --                --               --                --
      Reinvestment of Dividends and Distributions ..........               --                --               --                --
      Cost of Shares Redeemed ..............................               --                --               --                --
                                                               --------------   ---------------   --------------   ---------------
         Total Class B Share Transactions ..................               --                --               --                --
                                                               --------------   ---------------   --------------   ---------------
   Class C Shares:
      Proceeds from Shares Issued ..........................               --                --               --                --
      Reinvestment of Dividends and Distributions ..........               --                --               --                --
      Cost of Shares Redeemed ..............................               --                --               --                --
                                                               --------------   ---------------   --------------   ---------------
         Total Class C Share Transactions ..................               --                --               --                --
                                                               --------------   ---------------   --------------   ---------------
   Class S Shares:
      Proceeds from Shares Issued ..........................      594,547,913       594,547,913    1,533,379,319     1,533,379,319
      Reinvestment of Dividends and Distributions ..........            2,545             2,545           28,040            28,040
      Cost of Shares Redeemed ..............................     (603,444,633)     (603,444,633)  (1,772,297,905)   (1,772,297,905)
                                                               --------------   ---------------   --------------   ---------------
         Total Class S Share Transactions ..................       (8,894,175)       (8,894,175)    (238,890,546)     (238,890,546)
                                                               --------------   ---------------   --------------   ---------------
      Net Increase (Decrease) from Capital Stock Activity ..      178,718,917   $   178,718,917     (301,806,589)  $  (301,806,589)
                                                               ==============   ===============   ==============   ===============


The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 27

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS ENDED JULY 31,

                                                                                   DIVIDENDS AND
                                      INVESTMENT ACTIVITIES                        DISTRIBUTIONS
                           NET      ---------------------------                ---------------------
                          ASSET                                                                           TOTAL
                          VALUE,       NET        NET REALIZED       TOTAL        NET                     FROM
                        BEGINNING   INVESTMENT   GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                        OF PERIOD    INCOME+      INVESTMENTS     OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2012                    $1.00     $   --++       $   --++       $   --++     $    --++    $ --      $       --++
   2011                     1.00      0.001             --++        0.001        (0.001)       --          (0.001)
   2010                     1.00         --++           --++           --++          --++      --              --++
   2009                     1.00      0.011             --          0.011        (0.011)       --          (0.011)
   2008                     1.00      0.024          0.001          0.025        (0.025)       --          (0.025)

   CLASS A SHARES
   2012                    $1.00     $   --++       $   --++       $   --++     $    --++    $ --      $       --++
   2011                     1.00         --++           --             --++          --++      --              --++
   2010                     1.00         --++           --++           --++          --++      --              --++
   2009                     1.00      0.009             --          0.009        (0.009)       --          (0.009)
   2008                     1.00      0.022          0.001          0.023        (0.023)       --          (0.023)

   CLASS S SHARES
   2012                    $1.00     $   --++       $   --++       $   --++     $    --++    $ --      $       --++
   2011                     1.00         --++           --++           --++          --++      --              --++
   2010                     1.00         --++           --++           --++          --++      --              --++
   2009                     1.00      0.007             --          0.007        (0.007)       --          (0.007)
   2008                     1.00      0.019          0.001          0.020        (0.020)       --          (0.020)

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES
   2012                    $1.00     $0.001         $   --++       $0.001       $(0.001)     $ --      $    0.001
   2011                     1.00      0.001             --++        0.001        (0.001)       --          (0.001)
   2010                     1.00      0.003             --++        0.003        (0.003)       --          (0.003)
   2009                     1.00      0.015             --          0.015        (0.015)       --          (0.015)
   2008                     1.00      0.037             --          0.037        (0.037)       --          (0.037)

   CLASS A SHARES
   2012                    $1.00     $0.001         $   --++       $0.001       $(0.001)     $ --      $   (0.001)
   2011                     1.00      0.001             --++        0.001        (0.001)       --          (0.001)
   2010                     1.00      0.001             --++        0.001        (0.001)       --          (0.001)
   2009                     1.00      0.013             --          0.013        (0.013)       --          (0.013)
   2008                     1.00      0.034          0.001          0.035        (0.035)       --          (0.035)

   CLASS S SHARES
   2012                    $1.00     $0.001         $   --++       $0.001       $(0.001)     $ --      $   (0.001)
   2011                     1.00      0.001             --++        0.001        (0.001)       --          (0.001)
   2010                     1.00      0.001             --++        0.001        (0.001)       --          (0.001)
   2009                     1.00      0.010             --          0.010        (0.010)       --          (0.010)
   2008                     1.00      0.032             --          0.032        (0.032)       --          (0.032)

-------------------------------
TREASURY PLUS MONEY MARKET FUND
-------------------------------

   FIDUCIARY SHARES
   2012                    $1.00     $   --++       $   --++       $   --++     $    --++    $ --      $       --++
   2011                     1.00         --++           --             --++          --++      --              --++
   2010                     1.00      0.001             --          0.001        (0.001)       --          (0.001)
   2009 (1)                 1.00     (0.004)^           --          0.004        (0.004)       --          (0.004)

   CLASS A SHARES
   2012                    $1.00     $   --++       $   --++       $   --++     $    --++    $ --      $       --++
   2011                     1.00         --++           --             --++          --++      --              --++
   2010                     1.00         --++           --             --            --++      --              --++
   2009 (1)                 1.00     (0.001)^           --          0.001        (0.001)       --          (0.001)

                                                                                   RATIO
                                                                                OF EXPENSES
                                                                                 TO AVERAGE      RATIO OF
                           NET                    NET                            NET ASSETS        NET
                          ASSET                 ASSETS,       RATIO               EXCLUDING     INVESTMENT
                          VALUE,                  END       OF EXPENSES          FEE WAIVERS     INCOME
                           END        TOTAL    OF PERIOD    TO AVERAGE          AND REDUCTION   TO AVERAGE
                        OF PERIOD    RETURN*     (000)       NET ASSETS          OF EXPENSES    NET ASSETS
----------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

   FIDUCIARY SHARES
   2012                    $1.00      0.01%    $  225,544          0.24%            0.77%          0.01%
   2011                     1.00      0.06        240,393          0.46             0.76           0.06
   2010                     1.00      0.03        200,245          0.40+++          0.78           0.03
   2009                     1.00      1.15        343,075          0.54+++          0.79           1.14
   2008                     1.00      2.55        460,265          0.49             0.76           2.42

   CLASS A SHARES
   2012                    $1.00      0.01%    $  290,443          0.24%            1.02%          0.01%
   2011                     1.00      0.02        296,035          0.50             1.01           0.02
   2010                     1.00      0.02        299,724          0.42+++          1.03           0.02
   2009                     1.00      0.93        604,164          0.78+++          1.04           0.90
   2008                     1.00      2.30        674,650          0.74             1.01           2.17

   CLASS S SHARES
   2012                    $1.00      0.01%    $   14,838          0.24%            1.07%          0.01%
   2011                     1.00      0.02         16,642          0.49             1.06           0.03
   2010                     1.00      0.02         23,895          0.42+++          1.08           0.02
   2009                     1.00      0.73         39,228          0.97+++          1.09           0.71
   2008                     1.00      2.04         34,968          0.99             1.06           1.92

-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

   FIDUCIARY SHARES

   2012                    $1.00      0.02%    $1,755,370          0.37%            0.75%          0.02%
   2011                     1.00      0.06      1,984,330          0.48             0.75           0.06
   2010                     1.00      0.25      1,932,702          0.56+++          0.76           0.26
   2009                     1.00      1.55      2,415,777          0.58+++          0.80           1.53
   2008                     1.00      3.81      2,193,518          0.54             0.76           3.66

   CLASS A SHARES
   2012                    $1.00      0.02%    $  363,289          0.37%            1.00%          0.02%
   2011                     1.00      0.05        454,082          0.49             1.00           0.04
   2010                     1.00      0.10        450,045          0.73+++          1.01           0.10
   2009                     1.00      1.30        858,653          0.83+++          1.05           1.28
   2008                     1.00      3.55        981,601          0.79             1.01           3.41

   CLASS S SHARES
   2012                    $1.00      0.02%    $   92,788          0.37%            1.05%          0.02%
   2011                     1.00      0.05        107,112          0.50             1.05           0.04
   2010                     1.00      0.07        182,385          0.75+++          1.06           0.07
   2009                     1.00      1.05        234,462          1.08+++          1.10           1.03
   2008                     1.00      3.29        333,995          1.04             1.06           3.16

-------------------------------
TREASURY PLUS MONEY MARKET FUND
-------------------------------

   FIDUCIARY SHARES

   2012                    $1.00      0.00%    $   88,019          0.11%            0.81%          0.00%++
   2011                     1.00      0.02        184,480          0.13             0.79           0.01
   2010                     1.00      0.05        172,706          0.14+++          0.80           0.05
   2009 (1)                 1.00      0.41       139,2330          0.15**+++        0.80**         0.23**

   CLASS A SHARES
   2012                    $1.00      0.00%    $    3,608          0.11%            1.06%          0.00%++
   2011                     1.00      0.02         11,379          0.12             1.04           0.02
   2010                     1.00      0.03         14,672          0.16+++          1.05           0.03
   2009 (1)                 1.00      0.10         13,847          0.30**+++        1.05**         0.08**

        The accompanying notes are an integral part of the financial statements.

28   HIGHMARK(R) FUNDS

                                                                                       DIVIDENDS AND
                                           INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                      -----------------------------                --------------------
                           NET
                          ASSET                                                                               TOTAL
                         VALUE,           NET         NET REALIZED       TOTAL        NET                     FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                        OF PERIOD       INCOME+        INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------
-------------------------------------------
TREASURY PLUS MONEY MARKET FUND (CONTINUED)
-------------------------------------------
CLASS S SHARES
2012                      $1.00        $    --++        $   --++       $   --++     $    --      $  --      $    --
2011 (2)                   1.00             --++            --             --            --         --           --
2010 (2)                   1.00             --              --             --            --         --           --
2009 (1) (2)               1.00             --^             --             --            --         --           --

---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
FIDUCIARY SHARES
2012                      $1.00        $    --++        $   --++       $   --++     $    --++    $  --      $    --++
2011                       1.00             --++            --++           --++          --++       --           --++
2010                       1.00          0.001              --          0.001        (0.001)        --       (0.001)
2009                       1.00          0.009^             --          0.009        (0.009)        --       (0.009)
2008                       1.00          0.031           0.001          0.032        (0.032)        --       (0.032)

CLASS A SHARES
2012                      $1.00        $    --++        $   --++       $   --++     $    --++    $  --      $    --++
2011                       1.00             --++            --++           --++          --++       --           --++
2010                       1.00          0.001              --          0.001        (0.001)        --       (0.001)
2009                       1.00          0.008^             --          0.008        (0.008)        --       (0.008)
2008                       1.00          0.029           0.001          0.030        (0.030)        --       (0.030)

CLASS B SHARES
2012                      $1.00        $    --++        $   --++       $   --++     $    --++    $  --      $    --++
2011                       1.00             --++            --++           --++          --++       --           --++
2010                       1.00          0.001              --          0.001        (0.001)        --       (0.001)
2009                       1.00          0.005^             --          0.005        (0.005)        --       (0.005)
2008                       1.00          0.022           0.001          0.023        (0.023)        --       (0.023)

CLASS C SHARES
2012                      $1.00        $    --++        $   --++       $   --++     $    --++    $  --      $    --++
2011                       1.00             --++            --++           --++          --++       --           --++
2010                       1.00          0.001              --          0.001        (0.001)        --       (0.001)
2009                       1.00          0.006^             --          0.006        (0.006)        --       (0.006)
2008                       1.00          0.024           0.001          0.025        (0.025)        --       (0.025)

CLASS S SHARES
2012                      $1.00        $    --++        $   --++       $   --++     $    --++    $  --      $    --++
2011                       1.00             --++            --++           --++          --++       --           --++
2010                       1.00             --++            --             --++          --++       --           --++
2009                       1.00          0.007^             --          0.007        (0.007)        --       (0.007)
2008                       1.00          0.026           0.001          0.027        (0.027)        --       (0.027)

                                                                               RATIO
                                                                            OF EXPENSES
                                                                             TO AVERAGE     RATIO OF
                           NET                      NET                       NET ASSETS      NET
                          ASSET                   ASSETS,        RATIO        EXCLUDING    INVESTMENT
                          VALUE,                    END      OF EXPENSES    FEE WAIVERS     INCOME
                           END         TOTAL     OF PERIOD    TO AVERAGE   AND REDUCTION   TO AVERAGE
                        OF PERIOD     RETURN*     (000)       NET ASSETS    OF EXPENSES    NET ASSETS
------------------------------------------------------------------------------------------------------
-------------------------------------------
TREASURY PLUS MONEY MARKET FUND (CONTINUED)
-------------------------------------------
CLASS S SHARES
2012                      $1.00        0.00%    $       --     0.55%            1.00%        0.00%++
2011 (2)                   1.00        0.00             --     0.12             0.54         0.02
2010 (2)                   1.00        0.00             --     0.14+++          1.10         0.05
2009 (1) (2)               1.00        0.00             --     0.15**+++        0.55**       0.23**

---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
FIDUCIARY SHARES
2012                      $1.00        0.00%    $  926,242     0.14%            0.76%        0.00%++
2011                       1.00        0.03      1,181,823     0.16             0.76         0.03
2010                       1.00        0.08        932,370     0.16+++          0.77         0.08
2009                       1.00        0.95        873,242     0.49+++          0.80         0.88
2008                       1.00        3.25        576,230     0.54             0.78         3.14

CLASS A SHARES
2012                      $1.00        0.00%    $   43,337     0.14%            1.01%        0.00%++
2011                       1.00        0.03         54,653     0.16             1.01         0.03
2010                       1.00        0.06         40,888     0.18+++          1.02         0.06
2009                       1.00        0.79         66,319     0.67+++          1.05         0.70
2008                       1.00        2.99         80,235     0.79             1.05         2.89

CLASS B SHARES
2012                      $1.00        0.00%    $        9     0.14%            1.51%        0.00%++
2011                       1.00        0.03            148     0.16             1.51         0.03
2010                       1.00        0.06            175     0.18+++          1.52         0.06
2009                       1.00        0.47            236     0.94+++          1.55         0.43
2008                       1.00        2.30            127     1.48             1.51         2.20

CLASS C SHARES
2012                      $1.00        0.00%    $    1,509     0.14%            1.26%        0.00%++
2011                       1.00        0.03            270     0.16             1.26         0.03
2010                       1.00        0.06            321     0.18+++          1.27         0.06
2009                       1.00        0.58            308     0.82+++          1.30         0.55
2008                       1.00        2.53            251     1.24             1.28         2.44

CLASS S SHARES
2012                      $1.00        0.00%    $  161,679     0.14%            1.06%        0.00%++
2011                       1.00        0.03        104,959     0.16             1.06         0.03
2010                       1.00        0.05        179,034     0.19+++          1.07         0.05
2009                       1.00        0.67        158,151     0.78+++          1.10         0.59
2008                       1.00        2.74        161,100     1.04             1.08         2.64

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS, "--" IS AN AMOUNT LESS THAN $1,000.

   * TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

  **  ANNUALIZED.

   + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

  ++  AMOUNT REPRESNTS LESS THAN $0.001 OR 0.005%.

 +++ THE EFFECT OF PARTICIPATING IN THE TREASURY'S TEMPORARY GUARANTEE PROGRAM EXPENSE FOR THE YEARS ENDED 07/31/10 AND 07/31/09, RESPECTIVELY, WAS 0.01% AND 0.04% FOR THE CALIFORNIA TAX-FREE MONEY MARKET FUND, 0.01% AND 0.04% FOR THE DIVERSIFIED MONEY MARKET FUND, 0.00% AND 0.00% FOR THE TREASURY PLUS MONEY MARKET FUND AND 0.00% AND 0.03% FOR THE U.S. GOVERNMENT MONEY MARKET FUND.

   ^  PER SHARE AMOUNTS CALCULATED USING SEC METHOD.

  (1) COMMENCED OPERATIONS ON AUGUST 14, 2008.

  (2) THIS CLASS HAD ONLY ONE SHARE OUTSTANDING THROUGHOUT THE PERIODS SHOWN, THEREFORE INVESTMENT ACTIVITIES WERE NOT GENERATED OR WERE LESS THAN $0.001.

The accompanying notes are an integral part of the financial statements.

                                                            HIGHMARK(R) FUNDS 29

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS ENDED JULY 31,

                                                                                      DIVIDENDS AND
                                          INVESTMENT ACTIVITIES                       DISTRIBUTIONS
                                      -----------------------------                --------------------
                           NET
                          ASSET                                                                               TOTAL
                         VALUE,          NET          NET REALIZED       TOTAL        NET                     FROM
                        BEGINNING     INVESTMENT     GAIN (LOSS) ON      FROM      INVESTMENT   CAPITAL   DIVIDENDS AND
                        OF PERIOD      INCOME+         INVESTMENTS    OPERATIONS     INCOME      GAINS    DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------
FIDUCIARY SHARES
2012                      $1.00        $   --++          $  --++       $    --++    $    --++    $  --      $    --++
2011                       1.00            --++             --++            --++         --++       --           --++
2010                       1.00            --++             --++            --++         --++       --           --++
2009                       1.00         0.003               --           0.003       (0.003)        --       (0.003)
2008                       1.00         0.023               --           0.023       (0.023)        --       (0.023)

CLASS A SHARES
2012                      $1.00        $   --++          $  --++       $    --++    $    --++    $  --      $    --++
2011                       1.00            --++             --++            --++         --++       --           --++
2010                       1.00            --++             --++            --++         --++       --           --++
2009                       1.00         0.002               --           0.002       (0.002)        --       (0.002)
2008                       1.00         0.020               --           0.020       (0.020)        --       (0.020)

CLASS S SHARES
2012                      $1.00        $   --++          $  --++       $    --++    $    --++    $  --      $    --++
2011                       1.00            --++             --++            --++         --++       --           --++
2010                       1.00            --++             --++            --++         --++       --           --++
2009                       1.00         0.001               --           0.001       (0.001)        --       (0.001)
2008                       1.00         0.018               --           0.018       (0.018)        --       (0.018)

                                                                               RATIO
                                                                            OF EXPENSES
                                                                            TO AVERAGE      RATIO OF
                           NET                      NET                      NET ASSETS       NET
                          ASSET                   ASSETS,       RATIO         EXCLUDING    INVESTMENT
                          VALUE,                    END      OF EXPENSES     FEE WAIVERS     INCOME
                           END         TOTAL     OF PERIOD   TO AVERAGE    AND REDUCTION   TO AVERAGE
                        OF PERIOD     RETURN*      (000)      NET ASSETS     OF EXPENSES   NET ASSETS
-----------------------------------------------------------------------------------------------------
------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
------------------------------------
FIDUCIARY SHARES
2012                      $1.00        0.00%     $496,224       0.04%           0.76%        0.00%++
2011                       1.00        0.01       394,618       0.11            0.76         0.01
2010                       1.00        0.01       405,745       0.13+++         0.77         0.01
2009                       1.00        0.27       452,594       0.36+++         0.80         0.25
2008                       1.00        2.27       465,490       0.54            0.76         2.21

CLASS A SHARES
2012                      $1.00        0.00%     $179,088       0.04%           1.01%        0.00%++
2011                       1.00        0.01        93,087       0.11            1.01         0.01
2010                       1.00        0.01       144,867       0.13+++         1.02         0.01
2009                       1.00        0.19       163,323       0.42+++         1.05         0.19
2008                       1.00        2.02       125,056       0.79            1.01         1.96

CLASS S SHARES
2012                      $1.00        0.00%     $ 76,995       0.04%            1.06%       0.00%++
2011                       1.00        0.01        85,888       0.11            1.06         0.01
2010                       1.00        0.01       324,771       0.13+++         1.07         0.01
2009                       1.00        0.14       120,404       0.52+++         1.10         0.09
2008                       1.00        1.77       168,509       1.04            1.06         1.71

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. FOR NET ASSETS, "--" IS AN AMOUNT LESS THAN $1,000.

   * TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.

   + PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD, UNLESS OTHERWISE INDICATED.

  ++  AMOUNT REPRESENTS LESS THAN $0.001 OR 0.005%.

 +++ THE EFFECT OF PARTICIPATING IN THE TREASURY'S TEMPORARY GUARANTEE PROGRAM EXPENSE FOR THE YEARS ENDED 07/31/10 AND 07/31/09 WAS 0.01% AND 0.04%, RESPECTIVELY FOR THE 100% U.S. TREASURY MONEY MARKET FUND.

        The accompanying notes are an integral part of the financial statements.

30 HIGHMARK(R) FUNDS

NOTES TO FINANCIAL STATEMENTS
JULY 31, 2012

1. ORGANIZATION

HighMark(R) Funds ("HighMark" or the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987.

The Trust is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end investment company with twenty-six separate funds. The following funds of the Trust are included in these financial statements: California Tax-Free Money Market Fund, Diversified Money Market Fund, Treasury Plus Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Money Market Fund (collectively, the "Money Market Funds"). The Money Market Funds are collectively the "Funds" and each is a "Fund." All of the series of HighMark Funds included in the Trust, except for HighMark Wisconsin Tax-Exempt Fund, are diversified investment companies. Pursuant to HighMark's multiple class plan, the Funds may offer up to five classes of shares, Class A Shares, Class B Shares and Class C Shares (collectively, the "Retail Shares"), Fiduciary Shares and Class S Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.

Class B Shares of the Funds are closed to purchases by new and existing investors. Existing investors, however, may still exchange shares and reinvest distributions in Class B Shares of the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and assumptions.

SECURITY VALUATION -- All securities, with the exception of repurchase agreements, held by the Money Market Funds are stated at amortized cost, which approximates market value pursuant to Rule 2a-7 of the 1940 Act. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income. Repurchase agreements are valued at cost, which approximates market or fair value.

FAIR VALUE MEASUREMENTS -- The inputs and valuations techniques used to measure fair value of the Funds' net assets are summarized into three levels as described in the hierarchy below:

      o Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds' investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the year ended July 31, 2012 there were no transfers between Levels 1, 2 and 3 for the Funds.

A summary of the levels for each of the Fund's investments as of July 31, 2012 is included with each Fund's schedule of investments.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums, if any,

                                                            HIGHMARK(R) FUNDS 31

JULY 31, 2012

during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date, or in the case of certain foreign investments, as soon as a Fund is made aware of it.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by HighMark Capital Management, Inc. (the "Adviser" or the "Administrator") are designed to ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by a Fund may be delayed or limited. Repurchase agreements held by the Funds are generally backed by U.S. Treasury and U.S. Government agency obligations.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income for the Funds are declared daily and paid monthly. None of the Funds has a targeted dividend rate, and none of the Funds guarantees that it will pay any dividends or other distributions. Net realized capital gains, if any, will be distributed at least annually by all Funds.

DEFERRED COMPENSATION PLAN -- Under the deferred compensation plan approved by HighMark's Board of Trustees (the "Board"), members of the Board (the "Trustees") who are not officers or employees of Union Bank, N.A. (the "Bank") or any subsidiary of the Bank are permitted to defer a portion of their annual compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in shares of Funds selected by the Trustees, which has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Funds.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of HighMark. However, HighMark has elected to invest in shares of those Funds selected by the Trustees in order to match the deferred compensation obligation. The deferred compensation obligation is allocated to the Funds based on average net assets.

3. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

HighMark and the Adviser are parties to an investment advisory agreement. For its services, the Adviser is entitled to receive a fee with respect to each Fund, which is calculated daily and paid monthly, based on the daily net assets of each Fund, at an annual rate of:

California Tax-Free Money Market ..........................   0.30%
Diversified Money Market ..................................   0.30%
Treasury Plus Money Market ................................   0.30%
U.S. Government Money Market ..............................   0.30%
100% U.S. Treasury Money Market ...........................   0.30%

The Adviser contractually agreed to reduce its fees (excluding portfolio brokerage and transaction costs, taxes relating to transacting in foreign securities, if any, extraordinary expenses and any expenses indirectly incurred by the Fund through investments in pooled investment vehicles (collectively, the "Excluded Costs")) through November 30, 2012 and to the extent necessary to reimburse the Funds in order to limit the Funds from exceeding certain expense limitations as follows:

                                       FIDUCIARY   CLASS A   CLASS B   CLASS C   CLASS S
                                        SHARES      SHARES    SHARES    SHARES    SHARES
                                       ---------   -------    ------   -------   -------
California Tax-Free Money Market ...     0.55%       0.80%      n/a       n/a      1.05%
Diversified Money Market ...........     0.57        0.82       n/a       n/a      1.07
Treasury Plus Money Market .........     0.55        0.80       n/a       n/a      1.05
U.S. Government Money Market .......     0.57        0.82      1.52%     1.27%     1.07
100% U.S. Treasury Money Market ....     0.55        0.80       n/a       n/a      1.05
n/a -- not applicable ..............

Effective December 1, 2009, the Adviser may recoup from the Fund(s) any of the fees and expenses it has waived and/or reimbursed until the end of the third fiscal year after the end of the fiscal year in which such waiver and/or reimbursement occur(ed), subject to certain limitations. The Funds will make such payment only if the annual operating expenses of each Fund share class (exclusive of the Excluded Costs), at the time of such payment, are below the contractual fee limit in effect at the time the waiver/expense reimbursement occurs. This recoupment could reduce a Fund's future total return. For the year ended July 31, 2012 the Funds did not recoup any fees or expenses.

The total amount of fees waived and/or assumed by the Adviser during the last fiscal year ended July 31, and is therefore currently eligible for recoupment provided that the total recoupment does not exceed the Funds' respective limitation, is as follows:

                                        EXPIRING     EXPIRING     EXPIRING
                                          2013         2014         2015
                                       ----------   ----------   ----------
California Tax-Free Money Market ...   $  647,577   $  359,676   $1,370,214
Diversified Money Market ...........           --      886,489    3,147,718
Treasury Plus Money Market .........      362,876      546,346      515,782
U.S. Government Money Market .......    2,147,285    3,014,215    3,335,756
100% US Treasury Money Market ......    1,508,719    2,649,621    1,945,757

A Fund's total actual annual operating expense ratio may be less than the amount shown for such Fund above due to additional waivers/reimbursements described below.

The Administrator and HighMark are parties to an administrative services agreement ("Administrative Services Agreement") under which the Administrator provides the Funds with administrative services for an annual fee of 0.15%

32 HIGHMARK(R) FUNDS
of the first $8 billion of the average daily net assets of the Funds and 0.14% of such average daily net assets in excess of $8 billion allocated to each Fund based on its respective net assets. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator. For the year ended July 31, 2012, the Administrator voluntarily waived a portion of its administration fee for the California Tax-Free Money Market Fund, Treasury Plus Money Market Fund, the U.S. Government Money Market Fund and the 100% U.S. Treasury Money Market Fund, which provided investors with a higher yield during the period.

Pursuant to a separate agreement with the Administrator, BNY Mellon Investment Servicing (US) Inc. (the "Sub-Administrator"), performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of 0.025% of the first $8 billion of the aggregate average net assets of the Funds and 0.015% of such assets in excess of $8 billion. For the year ended July 31, 2012, the Sub-Administrator earned sub-administration fees in the amount of $1,198,391.

Certain officers of HighMark and Trustees who are deemed to be "interested persons" of HighMark as defined in the 1940 Act ("Interested Trustees") are also officers of the Adviser, the Adviser's parent and the Sub-Administrator. Such officers and Interested Trustees, except for the Funds' Chief Compliance Officer, are paid no fees by the Funds for serving as officers of HighMark.

The Trustees who are not "interested persons" of HighMark ("Independent Trustees") receive quarterly retainer fees and fees and expenses for each meeting of the Board attended, which is paid by the Funds.

Boston Financial Data Services, Inc. serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds.

HighMark Funds Distributors, LLC (formerly known as Highmark Funds Distributors, Inc.) (the "Distributor"), a wholly owned subsidiary of Foreside Funds Distributors LLC (formerly known as BNY Mellon Distributors LLC), and HighMark are parties to an underwriting agreement dated July 1, 2010. HighMark has adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees to the Distributor as compensation for its services under the Plans. The Distributor receives a distribution fee computed daily and paid monthly, at the annual rate of 0.25% of the daily net assets attributable to each Fund's Class A Shares, 0.75% of the daily net assets attributable to each Fund's Class B Shares, 0.75% of the daily net assets attributable to each Fund's Class C Shares and 0.55% of the daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities.

The Distributor voluntarily agreed to waive up to 0.25% of the distribution fee attributable to Class A Shares, up to 0.75% of the distribution fee attributable to Class B Shares, up to 0.75% of the distribution fee attributable to Class C Shares, up to 0.55% of the distribution fee attributable to Class S Shares for the Money Market Funds during the year ended July 31, 2012. The Distributor waived the following amounts during the period:

FUND                                    CLASS A   CLASS B   CLASS C    CLASS S
----                                   --------   -------   -------   ---------
California Tax-Free Money Market ...   $668,204     N/A        N/A    $ 80,663
Diversified Money Market ...........    962,233     N/A        N/A     513,153
Treasury Plus Money Market .........     16,136     N/A        N/A         N/A
U.S. Government Money Market .......    119,205     481      3,549     791,981
100% US Treasury Money Market ......    310,080     N/A        N/A     558,713

HighMark has also adopted shareholder service plans/ agreements permitting payment of compensation to service providers, that may include the Bank, or its affiliates, which have agreed to provide certain shareholder support services for its customers who own Fiduciary, Class A or Class B Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of the average daily net assets of the applicable class or classes of shares of the Funds. The service providers have agreed to waive a portion of their fees for certain classes of all Funds for the year ended July 31, 2012. For the year ended July 31, 2012, the Bank, or its affiliates earned shareholder servicing fees, net of waivers, from the Funds in the amount of approximately $402, which is included in the shareholder servicing fees and the related waivers on the statements of operations. The shareholder servicing fee waivers by the Bank, or its affiliates, are voluntary and not subject to recoupment.

A contingent deferred sales charge ("CDSC") is imposed on certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the purchase of Class B Shares until the redemption of such shares.

                YEARS SINCE                   CONTINGENT DEFERRED
               PURCHASE MADE                    SALES CHARGE
           -------------------------------------------------------
                  First ...................           5%
                  Second ..................           4%
                  Third ...................           3%
                  Fourth ..................           3%
                  Fifth ...................           2%
                  Sixth ...................           1%
                  Seventh and Eighth ......          None

A CDSC of 1% is imposed when Class C Shares are redeemed within the first year of purchase.

Union Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian, as compensation for its services, receives a fee at the annual rate of 0.00625% of each Fund's daily net assets. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

                                                            HIGHMARK(R) FUNDS 33

JULY 31, 2012

4. FEDERAL INCOME TAXES

It is each Fund's intention to continue to qualify as a regulated investment company for federal income tax purposes and distribute all of its taxable income and net capital gains.

Accordingly, no provision for federal income taxes is required.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended July 31, 2009 through July 31, 2012) and have concluded that no provision for income tax is required in their financial statements.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed realized gains, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Permanent differences, primarily attributable to net capital loss carry forward(s) expiring and the characterization of income and capital gain distributions, have been reclassified to/from the following accounts:

                                        UNDISTRIBUTED   UNDISTRIBUTED
                                       NET INVESTMENT    NET REALIZED   PAID-IN
                                           INCOME           GAIN        CAPITAL
                                       --------------   -------------   --------
California Tax-Free Money Market ...    $   (616)       $    (22)        $  638
Treasury Plus Money Market .........          42             (42)            --

These reclassifications have no effect on net assets or net asset value per share of the Funds.

The tax character of dividends and distributions paid on a tax basis during the years or periods ended July 31, 2012 and July 31, 2011 were as follows:

                                                            LONG-TERM    RETURN
                                TAX-EXEMPT    ORDINARY       CAPITAL       OF
                                  INCOME       INCOME          GAIN     CAPITAL     TOTAL
                                ----------    ----------    ---------   -------   ---------
California Tax-Free Money
   Market
   2012 .....................   $   54,591    $       32    $      --   $    --      54,623
   2011 .....................      189,596           571           --        --     190,167
Diversified Money
   Market
   2012 .....................           --       472,305           --        --     472,305
   2011 .....................           --     1,364,246           --        --   1,364,246
Treasury Plus
   Money Market
   2012 .....................           --         4,407           --        --       4,407
   2011 .....................           --        27,509           --        --      27,509
U.S. Government
   Money Market
   2012 .....................           --        47,893           --        --      47,893
   2011 .....................           --       333,064           --        --     333,064
100% U.S. Treasury
   Money Market
   2012......................           --        15,092           --        --      15,092
   2011 .....................           --        70,042           --        --      70,042

As of July 31, 2012, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                                                                          TOTAL
                                                                                                                       DISTRIBUTABLE
                                     UNDISTRIBUTED UNDISTRIBUTED                          UNREALIZED                     EARNINGS
                      UNDISTRIBUTED   TAX-EXEMPT     LONG-TERM   CAPITAL LOSS LATE YEAR  APPRECIATION  OTHER TEMPORARY (ACCUMULATED
                     ORDINARY INCOME    INCOME     CAPITAL GAIN  CARRYFORWARD   LOSSES  (DEPRECIATION)   DIFFERENCES      LOSSES)
                     --------------- ------------- ------------- ------------ --------- -------------- --------------- -------------
California Tax-Free
   Money Market ...  $            -- $      51,854 $          -- $         -- $      -- $           -- $        (1,977)$     49,877
Diversified
   Money Market ...           26,869            --            --      (21,047)       --             --         (26,869)     (21,047)
Treasury Plus
   Money Market ...              557            --            --           --        --             --            (340)         217
U.S. Government
   Money Market ...            2,870            --            --       (1,677)       --             --          (2,870)      (1,677)
100% U.S. Treasury
   Money Market ...              829            --            --      (78,703)   (4,398)            --            (829)     (83,101)

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

Late-year capital losses represent losses realized on investment transactions from November 1, 2011 through July 31, 2012, that, in accordance with federal income tax regulations, a Fund may elect to defer and treat as having arisen in the following year.

For federal income tax purposes, capital loss carryforwards represent net capital losses of a Fund that may be carried forward for a maximum period of eight years and applied against future net realized gains. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 was enacted to modernize several of the federal income and excise tax provisions related to regulated investment companies. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Net capital losses earned in taxable years beginning after December 22, 2010 ("post-2010 losses") may be carried forward indefinitely and must retain the character of the

34 HIGHMARK(R) FUNDS
original loss. Such post-2010 losses generally must be used by a regulated investment company before it uses any net capital losses incurred in taxable years beginning on or before December 22, 2010. This increases the likelihood that net capital losses incurred in taxable years beginning on or before December 22, 2010 will expire unused. At July 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

                                       2013   2014    2015     2016   2017   2018    2019    NO EXPIRATION    TOTAL
                                      ------  ----  -------  -------  ----  -----  -------   -------------   -------
Diversified Money Market ..........   $   --  $ --  $    --  $    --  $ --  $  --  $    --   $      21,047   $21,047
U.S. Government Money Market ......    1,058   618       --       --    --      1       --              --     1,677
100% U.S. Treasury Money Market ...       --    --   16,174   11,980    --     --   48,879           1,670    78,703

AMOUNTS DESIGNATED AS "--" ARE EITHER NOT APPLICABLE OR LESS THAN $1.00.

During the year ended July 31, 2012, capital loss carryforwards that were utilized and/or expired are as follows:

U.S. Government Money Market ......   $   54

5. CONCENTRATION OF CREDIT RISK

The California Tax-Free Money Market Fund invests in debt securities issued by the State of California and its political subdivisions. The ability of the issuers of the securities held by this Fund to meet their obligations may be affected by economic and political developments in California.

6. MARKET

On August 5, 2011, Standard & Poor's ("S&P") lowered the long-term sovereign credit rating of U.S. Government debt obligations from AAA to AA+. Shortly thereafter, S&P also downgraded the long-term credit ratings of U.S. Government-sponsored enterprises. These actions have had an adverse effect on financial markets. It is possible that the downgrade of the U.S. Government's credit rating may create broader financial turmoil and uncertainty, which would weigh heavily on the global financial system. The downgrade could, for example, disrupt money markets, long-term or short-term fixed income markets, foreign exchange markets, commodities markets and equity markets. These adverse consequences could extend to the borrowers of the loans held by a Fund and, as a result, could materially and adversely affect returns on a Fund's investments, the ability of borrowers to continue to pay their debt service or refinance and repay their loans as they become due and a Fund's ability to continue to acquire targeted assets on attractive terms. While it is not possible to precisely predict the longer-term impact of the downgrade on the financial markets and the participants therein, it might be material and adverse to a Fund(s).

7. NEW ACCOUNTING PRONOUNCEMENT

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2011-11, "Disclosures about Offsetting Assets and Liabilities". ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. Generally Accepted Accounting Principles more comparable to those prepared under International Financial Reporting Standards. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statements of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined there are no subsequent events that would require disclosure in or adjustment to the financial statements.

                                                            HIGHMARK(R) FUNDS 35

REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of the HighMark Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the California Tax-Free Money Market Fund, Diversified Money Market Fund, Treasury Plus Money Market Fund, U.S. Government Money Market Fund, and 100% U.S. Treasury Money Market Fund (collectively, the "Funds"), five of the twenty-six portfolios constituting the HighMark Funds (the "Trust") as of July 31, 2012, and the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2012, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the California Tax-Free Money Market Fund, Diversified Money Market Fund, Treasury Plus Money Market Fund, U.S. Government Money Market Fund, and 100% U.S. Treasury Money Market Fund as of July 31, 2012, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Philadelphia, Pennsylvania
September 25, 2012

36 HIGHMARK(R) FUNDS

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders that do not have a July 31, 2012 tax year end, this notice is for informational purposes only. For shareholders with a July 31, 2012 tax year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended July 31, 2012, each Fund is designating the following items with regard to distributions paid during the year.

                                                                          QUALIFIED
                                                                          DIVIDENDS   QUALIFYING
                                                                        AND CORPORATE  DIVIDEND
                        15% RATE      ORDINARY                            DIVIDENDS     INCOME
                        LONG-TERM      INCOME      TAX EXEMPT             RECEIVED     (15% TAX       U.S.    QUALIFIED  QUALIFIED
                       CAPITAL GAIN DISTRIBUTIONS    INCOME               DEDUCTION    RATE FOR   GOVERNMENT   INTEREST  SHORT-TERM
FUND                   DISTRIBUTION  (TAX BASIS)  DISTRIBUTIONS  TOTAL       (1)       QDI) (2)  INTEREST (3)   INCOME  CAPITAL GAIN
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Free
  Money Market (4) ..      0.00%         0.06%        99.94%    100.00%     0.00%        0.00%       0.00%     100.00%      0.00%
Diversified
  Money Market ......      0.00%       100.00%         0.00%    100.00%     0.00%        0.00%       0.00%      99.97%      0.00%
Treasury Plus
  Money Market ......      0.00%       100.00%         0.00%    100.00%     0.00%        0.00%     100.00%     100.00%      0.00%
U.S. Government
  Money Market ......      0.00%       100.00%         0.00%    100.00%     0.00%        0.00%     100.00%     100.00%      0.00%
100% U.S. Treasury
  Money Market (5) ..      0.00%       100.00%         0.00%    100.00%     0.00%        0.00%     100.00%     100.00%      0.00%

----------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS THAT QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS."

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS." IT IS THE INTENTION OF EACH OF THE AFOREMENTIONED FUNDS TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY THE LAW.

(3) "U.S. GOVERNMENT INTEREST" REPRESENTS THE AMOUNT OF INTEREST THAT WAS DERIVED FROM DIRECT U.S. GOVERNMENT OBLIGATIONS AND DISTRIBUTED DURING THE FISCAL YEAR. THIS AMOUNT IS REFLECTED AS A PERCENTAGE OF TOTAL ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT-TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). GENERALLY, INTEREST FROM DIRECT U.S. GOVERNMENT OBLIGATIONS IS EXEMPT FROM STATE INCOME TAX. HOWEVER, FOR SHAREHOLDERS OF EACH FUND, EXCEPT FOR THE 100% U.S. TREASURY MONEY MARKET FUND, WHO ARE RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK, THE STATUTORY THRESHOLD REQUIREMENTS WERE NOT SATISFIED TO PERMIT EXEMPTION OF THESE AMOUNTS FROM STATE INCOME.

(4) FOR RESIDENTS OF CALIFORNIA: THE CALIFORNIA TAX-FREE MONEY MARKET FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2012.

(5) FOR RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK: THE 100% U.S. TREASURY MONEY MARKET FUND MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2012. ALL INCOME EARNED BY THE 100% U.S. TREASURY MONEY MARKET FUND IS DESIGNATED TAX EXEMPT INCOME FOR STATE INCOME TAX PURPOSES.

                                                            HIGHMARK(R) FUNDS 37

TRUSTEES AND OFFICERS (UNAUDITED)

Information pertaining to the Trustees and officers of the Trust is set forth below. The Statement of Additional Information ("SAI") includes additional information about Fund directors. The SAI is available, without charge, upon request, by calling 1-800-433-6884. The following trustees and officers list is current as of September 21, 2012.

------------------------------------------------------------------------------------------------------------------------------------
                                               TERM OF                                           NUMBER OF PORTFOLIOS      OTHER
                                                OFFICE                                               IN HIGHMARK       DIRECTORSHIPS
                                                 AND                    PRINCIPAL                       FUNDS             HELD BY
                              POSITION(S)     LENGTH OF               OCCUPATION(S)                    COMPLEX            TRUSTEE
           NAME,               HELD WITH        TIME                   DURING PAST                     OVERSEEN         DURING PAST
    ADDRESS(1) AND AGE         THE TRUST      SERVED(2)                  5 YEARS                     BY TRUSTEE(3)       5 YEARS(4)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
David Benkert               Trustee,         Since        From April 1, 1992 to present,                  24               None
55                          Chairman         3/04         Director, Navigant Consulting, Inc.
                                                          (financial consulting).

Thomas L. Braje             Trustee, Vice    Since        Prior to retirement in October 1996,            24               None
69                          Chairman,        6/87         Vice President and Chief Financial
                            Governance                    Officer of Bio- Rad Laboratories,
                            Committee                     Inc.
                            Chairman

Evelyn S. Dilsaver          Trustee, Audit   Since        Since April 2011, Member, Board of              24           Aeropostale,
57                          Committee        1/08         Trustees of Russell Exchange Traded                           Inc. (ARO);
                            Chairman                      Funds Trust. Since January 2010,                              Longs Drug
                                                          Member, Board of Directors of                                 Corporation
                                                          Tempur-Pedic International Inc.                                (LDG)(5);
                                                          (mattress manufacturer). Since                                  Russell
                                                          November 2009, Member, Board of                                Exchange
                                                          Directors of Blue Shield of                                  Traded Funds
                                                          California (health insurance). Since                           Trust (26
                                                          October 2007, Member, Board of                               portfolios);
                                                          Directors of Aeropostale, Inc. From                            Tamalpais
                                                          2004 to 2007, Executive Vice                                    Bancorp
                                                          President for The Charles Schwab                                (TAMB);
                                                          Corporation, and President and Chief                          Tempur-Pedic
                                                          Executive Officer of Charles Schwab                          International
                                                          Investment Management, Inc.                                   Inc. (TPX)

David A. Goldfarb           Trustee          Since        Since January 2010, owner of David              24               None
70                                           6/87         A. Goldfarb, CPA. From 1987 to 2009,
                                                          Partner, Goldfarb & Simens Certified
                                                          Public Accountants.

Michael L. Noel             Trustee          Since        President, Noel Consulting Company              24           Avista Corp.
71                                           12/98        since 1998. Senior Managing                                      (AVA)
                                                          Director, Saber Partners (financial
                                                          advisory firm) since 2002. Member,
                                                          Board of Directors, Avista Corp.
                                                          (utility company), since January
                                                          2004. Member, Board of Directors,
                                                          SCAN Health Plan, since 1997.

Mindy M. Posoff             Trustee          Since        Managing Director, Golden Seeds, LLC            24               None
56                                           10/10        (investment group) since January
                                                          2011. Managing Director, Traversent
                                                          Capital Partners (financial
                                                          consulting) since January 2010. From
                                                          January 2003 to December 2009,
                                                          Managing Director, NewMarket Capital
                                                          Partners, LLC (asset management).

38 HIGHMARK(R) FUNDS

------------------------------------------------------------------------------------------------------------------------------------
                                               TERM OF                                           NUMBER OF PORTFOLIOS      OTHER
                                                OFFICE                                               IN HIGHMARK       DIRECTORSHIPS
                                                 AND                    PRINCIPAL                       FUNDS             HELD BY
                              POSITION(S)     LENGTH OF               OCCUPATION(S)                    COMPLEX            TRUSTEE
           NAME,               HELD WITH         TIME                  DURING PAST                     OVERSEEN         DURING PAST
    ADDRESS(1) AND AGE         THE TRUST      SERVED(2)                  5 YEARS                    BY TRUSTEE(3)        5 YEARS(4)
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS
Dennis Mooradian            President        Since        Chairman of the Board, President and           N/A                N/A
350 California Street                        8/12         Chief Executive Officer of the
San Francisco, CA 94104                                   Adviser since  August 2012. Executive
64                                                        Vice President, Union Bank, N.A.
                                                          since June 2011. From June 2009 to
                                                          June 2011, affiliated with LECG
                                                          Corporation (consulting and expert
                                                          testimony on fiduciary, investment
                                                          management, brokerage and private
                                                          banking issues). From November 2003
                                                          to February 2009, Executive Vice
                                                          President, Wealth and Institutional
                                                          Management, Comerica Bank. Chairman
                                                          and President of World Asset
                                                          Management.

Pamela O'Donnell            Vice President,  Since        Vice President and Director of Mutual          N/A                N/A
350 California Street       Treasurer and    12/05        Fund Administration of the Adviser
San Francisco, CA 94104     Chief Financial  (Treasurer)   since 2005.
48                          Officer          Since
                                             3/09 (Vice
                                             President)
                                             Since
                                             6/10
                                             (Chief
                                             Financial
                                             Officer)

Kevin Rowell                Vice President,  Since        Senior Vice President and Managing             N/A                N/A
350 California Street       Treasurer and    9/10         Director of the Adviser since June
San Francisco, CA 94104     Assistant                     2010. From 2008 to 2010, President,
52                          Secretary                     Hennessy Funds. From 2006 to 2007,
                                                          Executive Vice President, head of
                                                          U.S. Distribution, Pioneer
                                                          Investments.

Catherine M. Vacca          Chief            Since        Senior Vice President and Chief                N/A                N/A
350 California Street       Compliance       9/04         Compliance Officer of the Adviser
San Francisco, CA 94104     Officer                       since July 2004.
55

Helen Robichaud             Secretary        Since        Managing Director and Senior Counsel,          N/A                N/A
201 Washington Street 34th                   3/10         BNY Mellon Investment Servicing (US)
Floor                                                     Inc. since January 2010. Director of
Boston, MA 02108                                          Fund Regulatory Services of J.P.
60                                                        Morgan from June 2008 to December
                                                          2009. Associate General Counsel of
                                                          J.P. Morgan from August 1995 to June
                                                          2008.

----------
1 Each Trustee may be contacted by writing to the Trustee c/o HighMark Funds, 350 California Street, San Francisco, CA 94104.

2 Each Trustee shall hold office during the lifetime of the Trust until he or she dies, resigns, retires or is removed or, if sooner, until the next meeting of shareholders following his election or appointment as Trustee at which Trustees are elected and until his or her successor shall have been elected and qualified in accordance with the Trust's Declaration of Trust.

3 The "HighMark Funds Complex" consists of all registered investment companies for which the Adviser serves as investment adviser.

4 Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

5 Ms. Dilsaver ceased being a director of Longs Drug Corporation in connection with the acquisition of the company by CVS Caremark in 2008.

                                                            HIGHMARK(R) FUNDS 39

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

The Board of Trustees, including all of the trustees who are not "interested persons" (as defined in the 1940 Act) of HighMark or the Adviser ("Independent Trustees"), considers matters bearing on the advisory agreement between HighMark and the Adviser (the "Investment Advisory Agreement") at most of its meetings throughout the year.

Once a year, usually in the summer, the Board of Trustees meets to extensively review the Investment Advisory Agreement to determine whether to approve the continuation of the agreement with respect to the Funds and the other series of HighMark for an additional one-year period. In connection with this annual determination, the Trustees receive materials that the Adviser believes to be reasonably necessary for the Trustees to evaluate the agreement. With respect to the Funds, these materials generally include, among other items,

      o information on the investment performance of the Funds and the performance of peer groups of mutual funds and the Funds' performance benchmarks,

      o information on the Funds'advisory fees and other expenses, including information comparing the Funds' expenses to those of peer groups of mutual funds and information about any applicable expense caps,

      o     sales and redemption data for the Funds,

      o information about the profitability of the Adviser with respect to its provision of services to the Funds and

      o other information obtained through the completion of an informational questionnaire sent to the Adviser by the Trustees.

The Board of Trustees may also consider other matters such as:

      o     the Adviser's financial results and financial condition,

      o the size, education and experience of the Adviser's investment staff and its use of technology, external research and trading cost measurement tools,

      o the allocation of the Funds' brokerage including allocations, if any, to brokers affiliated with the Adviser and the use of "soft" commission dollars to pay for research services for the Adviser,

      o the Adviser's resources devoted to, and record of compliance with, the Funds' investment policies and restrictions, policies on personal securities transactions and other compliance policies and

      o the outlook for the economy generally and for the mutual fund industry in particular.

Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser. The Trustees also meet with, and ask questions of, representatives of the Adviser, either in person or by conference telephone.

The Board of Trustees most recently approved the continuation of the Investment Advisory Agreement with respect to all of the Funds at meetings held on June 19-20, 2012.

In considering whether to approve the continuation of the Investment Advisory Agreement with respect to the Funds at the meetings held on June 19-20, 2012, the Board of Trustees did not identify any single factor as determinative. Matters considered by the Trustees in connection with their approval of the Investment Advisory Agreement as it relates to the Funds included the following:

THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED TO THE FUNDS UNDER THE INVESTMENT ADVISORY AGREEMENT. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the nature, extent and quality of services provided supported the renewal of the Investment Advisory Agreement with respect to the Funds.

INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information comparing the performance of the Funds to the performance of peer groups of funds and the Funds' respective performance benchmarks. In addition, the Trustees held various discussions with the Adviser about Fund performance at each regular board meeting throughout the year. With respect to each Fund, the Board of

40 HIGHMARK(R) FUNDS

Trustees concluded that the Fund's performance supported the renewal of the Investment Advisory Agreement relating to that Fund. In the case of each Fund that had performance that lagged that of a relevant peer group for certain (although not necessarily all) periods considered, the Board of Trustees concluded that other factors relevant to performance supported renewal of the Investment Advisory Agreement with respect to such Fund. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions by the Adviser that were reasonable and consistent with the Fund's investment objective and policies; and
(2) that the Adviser has taken or is taking or formulating steps designed to help improve the Fund's investment performance. The Trustees also considered the Adviser's performance and reputation generally, the Funds' performance as a fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement with respect to the Funds, that the performance of the Funds and the Adviser supported the renewal of the Investment Advisory Agreement with respect to the Funds.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM ITS RELATIONSHIPS WITH THE FUNDS. The Trustees considered and had discussions with Fund management regarding the fees charged to the Funds for advisory services as well as the total expense levels of the Funds. This information included comparisons of the Funds' advisory fees and total expense levels to those of their peer groups. In evaluating each Fund's advisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund. The Trustees also considered any compensation received by the Adviser and its affiliates from the Funds for providing services other than advisory services. The Trustees reviewed information provided by the Adviser as to the profitability of the Adviser and its affiliates' relationships with the Funds, and information about the allocation of expenses used to calculate profitability. When reviewing profitability, the Trustees also considered information about the performance of the relevant Funds, the expense levels of the Funds, and whether the Adviser had implemented expense caps with respect to such Funds. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the advisory fees charged to each of the Funds are fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Investment Advisory Agreement with respect to the Funds.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale (i.e., decreasing per unit costs as a fund increases in asset size) in the provision of services by the Adviser and whether those economies are shared with the Funds. The Trustees noted that, although there are not any fee breakpoints, all of the share classes of all of the Funds benefited from expense caps. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. After reviewing these and related factors and discussions with Fund management, the Trustees concluded, within the context of their overall conclusions regarding the Investment Advisory Agreement, that the extent to which any economies of scale are shared with the Funds supported the renewal of the Investment Advisory Agreement with respect to the Funds.

The Trustees also considered other factors, which included but were not limited to the following:

      o whether each Fund has operated in accordance with its investment objective and the Fund's record of compliance with its investment policies and restrictions, and the compliance programs of the Funds and the Adviser.

      o the nature, quality, cost and extent of administrative, custody, securities lending and shareholder services performed by the Adviser and its affiliates, both under the Investment Advisory Agreement and under other separate agreements with or with respect to HighMark.

      o so-called "fallout benefits" to the Adviser, such as the engagement of affiliates of the Adviser to provide custody, securities lending, administration and other services to the Funds, and the benefits of investment research provided to the Adviser by reason of brokerage commissions generated by the Funds' securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

      o     recent business initiatives of the Adviser.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees concluded that the Investment Advisory Agreement should be continued with respect to the Funds through July 31, 2013.

                                                            HIGHMARK(R) FUNDS 41

FUND INFORMATION (UNAUDITED)
JULY 31, 2012

HighMark Funds is committed to managing our mutual funds in the best interests of our shareholders. The Board of Trustees of HighMark Funds has delegated the authority to vote proxies on behalf of the Funds that own voting securities to the Adviser. The Board has authorized the Adviser to delegate proxy voting authority with respect to a Fund to that Fund's sub-adviser. A description of the proxy voting guidelines and policies that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on HighMark Funds' website at http://www.highmarkfunds.com. Information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling our investor services desk at 1-800-433-6884; (ii) on the SEC's website at http://www.sec.gov; and (iii) on the HighMark Funds' website at http://www.highmarkfunds.com. The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are
(i) available without charge upon request by calling our investor services desk at 1-800-433-6884; (ii) available on the SEC's website at http://www.sec.gov;
(iii) available on the HighMark Funds' website at http://www.highmarkfunds.com; and (iv) may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                           FIDUCIARY SHARES INFORMATION
FUND                                         CUSIP       TICKER   FUND #
CALIFORNIA TAX-FREE MONEY MARKET           431114842     HMCXX      487
DIVERSIFIED MONEY MARKET                   431114883     HMDXX      484
TREASURY PLUS MONEY MARKET                 431123108     HMFXX     2219
U.S. GOVERNMENT MONEY MARKET               431114701     HMGXX      485
100% U.S. TREASURY MONEY MARKET            431114503     HMTXX      486

                           RETAIL SHARES INFORMATION
FUND                                         CUSIP       TICKER   FUND #
CALIFORNIA TAX-FREE MONEY MARKET
   CLASS A SHARES                          431114859     HMAXX      476

DIVERSIFIED MONEY MARKET
   CLASS A SHARES                          431114800     HMVXX      473

TREASURY PLUS MONEY MARKET
   CLASS A SHARES                          431123306     HMPXX     2218

U.S. GOVERNMENT MONEY MARKET
   CLASS A SHARES                          431114602     HMUXX      474
   CLASS B SHARES                          431114495     HGBXX      450
   CLASS C SHARES                          431112531     HGTXX     1499

100% U.S. TREASURY MONEY MARKET
   CLASS A SHARES                          431114404     HMRXX      475

                           CLASS S SHARES INFORMATION
CALIFORNIA TAX-FREE MONEY MARKET           431112705     HCSXX     1727
DIVERSIFIED MONEY MARKET                   431112408     HDSXX     1728
TREASURY PLUS MONEY MARKET                 431123207     HMSXX     2220
U.S. GOVERNMENT MONEY MARKET               431112507     HGSXX     1729
100% U.S. TREASURY MONEY MARKET            431112606     HUSXX     1730

42 HIGHMARK(R) FUNDS

NOTES

                                                            HIGHMARK(R) FUNDS 43

SERVICE PROVIDERS & BOARD OF TRUSTEES

INVESTMENT ADVISER & ADMINISTRATOR
HighMark Capital Management, Inc.
350 California Street, Suite 1600
San Francisco, CA 94104

CUSTODIAN
Union Bank, N.A.
350 California Street
San Francisco, CA 94104

DISTRIBUTOR
HighMark Funds Distributors, LLC
400 Berwyn Park
899 Cassatt Road
Berwyn, PA 19312

LEGAL COUNSEL
Ropes & Gray LLP
Three Embarcadero Center
San Francisco, CA 94111-4006

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103

TRANSFER AGENT
Boston Financial Data Services
PO Box 8416
Boston, MA 02266

BOARD OF TRUSTEES
David E. Benkert, Chairman
Thomas L. Braje
Evelyn S. Dilsaver
David A. Goldfarb
Michael L. Noel
Mindy M. Posoff

44 HIGHMARK(R) FUNDS

--------------------------------------------------------------------------------

TO LEARN MORE ABOUT HIGHMARK, VISIT US AT
WWW.HIGHMARKFUNDS.COM OR CALL:

INVESTOR SERVICES DESK
1.800.433.6884

INVESTMENT PROFESSIONAL SUPPORT DESK
1.800.455.5609

THANK YOU FOR YOUR INVESTMENT.

                            [HIGHMARK(R) FUNDS LOGO]

                         -----------------------------
                           Mutual Funds:
                           o are not FDIC insured
                           o have no bank guarantee
                           o may lose value
                         -----------------------------

[HIGHMARK(R) FUNDS LOGO]

445 South Figueroa Street o Suite 306 o Los Angeles o California o 90071

WWW.HIGHMARKFUNDS.COM

HMKAR0030300
84806-A (07/12)

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Item 2. Code of Ethics.

    (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that David A. Goldfarb and Evelyn S. Dilsaver are qualified to serve as an audit committee financial expert serving on its audit committee and that they are each "independent," as defined by Item 3 of Form N-CSR.

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Item 4. Principal Accountant Fees and Services.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $603,000 for 2011 and $603,000 for 2012.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $36,600 for 2011 and $36,600 for 2012.

         The above "Audit-Related Fees" were billed for the three security count verifications for the Funds as required under sections (f) of Rule 17f-2 of the Investment Company Act of 1940 (the "Act").

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $94,650 for 2011 and $94,650 for 2012.

         Tax fees represent fees paid for the review of Federal and state income and excise tax returns for certain Funds within the Trust.

All Other Fees

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2011 and $0 for 2012.

  (e)(1) To the extent required by applicable law, the Trust's audit committee approves, in advance, the engagement of all audit and non-audit services rendered to the Trust by the Trust's independent registered public accounting firm and all non-audit services rendered by the Trust's independent registered public accounting firm to the investment adviser and to certain of the investment adviser's affiliates; provided, however, that the audit committee may implement policies and procedures pursuant to which such services are pre-approved other than by the full audit committee, subject to subsequent reporting of any such pre-approvals to the audit committee (generally at the audit committee's next regular meeting).
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(e)(2)   All services described in each of paragraphs (b) through (d) of this
         Item were pre-approved by the audit committee. None of the services described in paragraphs (b) through (d) of this Item were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $598,000 for 2011 and $188,000 for 2012.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.
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Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

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Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 12. Exhibits.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are
              attached hereto.
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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        HighMark Funds
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By (Signature and Title)*  /s/ Dennis Mooradian
                         -------------------------------------------------------
                                    Dennis Mooradian, President
                                    (principal executive officer)

Date  10/5/12
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Dennis Mooradian
                         -------------------------------------------------------
                                    Dennis Mooradian, President
                                    (principal executive officer)

Date  10/5/12
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By (Signature and Title)*  /s/ Pamela O'Donnell
                         -------------------------------------------------------
                                    Pamela O'Donnell, Chief Financial Officer
                                    (principal financial officer)

Date  10/5/12
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* Print the name and title of each signing officer under his or her signature.